                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05547

                                  Laudus Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
           (Address of principal executive offices)        (Zip code)

                                 Evelyn Dilsaver
                                  Laudus Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

LAUDUS TRUST

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS As of December 31, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                                 ($)                 ($)
 99.1%  COMMON STOCK                              42,340,760          50,574,916
--------------------------------------------------------------------------------
 99.1%  TOTAL INVESTMENTS                         42,340,760          50,574,916

  0.9%  OTHER ASSETS AND
        LIABILITIES                                                      481,506
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    51,056,422

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
COMMON STOCK  99.1% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE  1.4%
--------------------------------------------------------------------------------
Dean Foods Co. *                                         4,800           180,768
Kellogg Co.                                              7,100           306,862
PepsiAmericas, Inc.                                      2,200            51,172
Pilgrim's Pride Corp., Class B                             140             4,642
Seaboard Corp.                                              18            27,198
The Pepsi Bottling Group, Inc.                           4,500           128,745
                                                                      ----------
                                                                         699,387
AIRLINES  0.2%
--------------------------------------------------------------------------------
AMR Corp. *                                              4,980           110,705

AUTOS  1.2%
--------------------------------------------------------------------------------
Autoliv, Inc.                                            2,860           129,901
BorgWarner, Inc.                                         1,360            82,457
Oshkosh Truck Corp.                                        130             5,797
Paccar, Inc.                                             5,200           359,996
TRW Automotive Holdings Corp. *                          1,500            39,525
                                                                      ----------
                                                                         617,676
BANKS & CREDIT INSTITUTIONS  8.5%
--------------------------------------------------------------------------------
Bank of America Corp.                                   37,300         1,721,395
Bank of Hawaii Corp.                                     1,600            82,464
Comerica, Inc.                                           4,700           266,772
Countrywide Financial Corp.                              7,598           259,775
KeyCorp, Inc.                                            1,100            36,223
SunTrust Banks, Inc.                                     1,000            72,760
U.S. Bancorp.                                           25,720           768,771
Wachovia Corp.                                          17,930           947,780
Wells Fargo & Co.                                        2,300           144,509
Westcorp., Inc.                                            700            46,627
                                                                      ----------
                                                                       4,347,076
BASIC MINERALS & METALS  1.8%
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                             3,300           119,064
Cameco Corp.                                               660            41,837
Commercial Metals Co.                                    1,700            63,818
Freeport-McMoran Copper & Gold, Inc., Class B            4,380           235,644
Phelps Dodge Corp.                                       2,200           316,514
Precision Castparts Corp.                                1,800            93,258
Southern Peru Copper Corp.                               1,000            66,980
                                                                      ----------
                                                                         937,115
BEER, LIQUOR, & TOBACCO  1.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                      11,900           889,168

BIOTECHNOLOGY  2.7%
--------------------------------------------------------------------------------
Amgen, Inc. *                                            6,356           501,234
Genentech, Inc. *                                        7,950           735,375
Gilead Sciences, Inc. *                                  2,544           133,891
                                                                      ----------
                                                                       1,370,500
CELLULAR & WIRELESS  2.4%
--------------------------------------------------------------------------------
AT&T Corp.                                              40,300           986,947
NII Holdings, Inc. *                                     4,000           174,720
Telephone & Data Systems, Inc.                           1,600            57,648
                                                                      ----------
                                                                       1,219,315
CHEMICALS & RUBBER  1.4%
--------------------------------------------------------------------------------
Agrium, Inc.                                             3,600            79,164
Eastman Chemical Co.                                     1,100            56,749
Monsanto Co.                                               600            46,518
PPG Industries, Inc.                                     5,300           306,870
RPM International, Inc.                                  3,700            64,269
The Scotts Miracle-Gro Co., Class A                        710            32,120
The Sherwin-Williams Co.                                 3,180           144,436
                                                                      ----------
                                                                         730,126
COMMERCIAL AIRCRAFT & COMPONENTS  0.5%
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                   5,300           246,291

COMMUNICATIONS UTILITIES  1.2%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                            320             8,672
CNET Networks, Inc. *                                      100             1,469
Google, Inc., Class A *                                  1,500           622,290
                                                                      ----------
                                                                         632,431
CONSTRUCTION & HOMEBUILDING  2.2%
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                   1,500           109,260
Centex Corp.                                             2,630           188,019
D.R. Horton, Inc.                                        6,280           224,384
KB Home                                                  2,500           181,650

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
MDC Holdings, Inc.                                         970            60,121
Pulte Homes, Inc.                                        6,500           255,840
The Ryland Group, Inc.                                   1,600           115,408
                                                                      ----------
                                                                       1,134,682
CONSTRUCTION MATERIALS  0.3%
--------------------------------------------------------------------------------
Eagle Materials, Inc.                                      500            61,180
Lafarge North America, Inc.                                800            44,016
Martin Marietta Materials, Inc.                            300            23,016
                                                                      ----------
                                                                         128,212
CONSUMER DURABLES  0.3%
--------------------------------------------------------------------------------
Thor Industries, Inc.                                    1,100            44,077
Whirlpool Corp.                                          1,200           100,512
                                                                      ----------
                                                                         144,589
DRUGS & PHARMACEUTICALS  4.3%
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                38,640           887,947
Celgene Corp. *                                          4,000           259,200
Dade Behring, Inc.                                       2,830           115,719
Endo Pharmaceutical Holdings, Inc. *                     1,796            54,347
Genzyme Corp. *                                          7,000           495,460
Merck & Co., Inc.                                        6,700           213,127
Pfizer, Inc.                                             6,840           159,509
                                                                      ----------
                                                                       2,185,309
ELECTRIC UTILITIES  3.1%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                     3,800           106,552
American Electric Power Co., Inc.                        5,740           212,897
Consolidated Edison, Inc.                                5,240           242,769
Entergy Corp.                                            4,830           331,579
FirstEnergy Corp.                                          200             9,798
Pepco Holdings, Inc.                                     1,420            31,765
PG&E Corp.                                               3,380           125,466
TXU Corp.                                                6,461           324,278
Westar Energy, Inc.                                      1,740            37,410
Xcel Energy, Inc.                                        7,080           130,697
                                                                      ----------
                                                                       1,553,211
FINANCIAL INVESTMENTS  2.6%
--------------------------------------------------------------------------------
American Capital Strategies Ltd. *                       3,300           119,493
General Electric Co.                                    34,630         1,213,781
                                                                      ----------
                                                                       1,333,274
FURNITURE & HOUSEHOLD ITEMS  1.1%
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                   5,800           422,878
Steelcase, Inc., Class A                                 2,100            33,243
Thomas & Betts Corp. *                                   2,070            86,857
                                                                      ----------
                                                                         542,978
GAS & OTHER PUBLIC UTILITIES  0.4%
--------------------------------------------------------------------------------
NiSource, Inc.                                           7,100           148,106
Vectren Corp.                                            1,640            44,542
                                                                      ----------
                                                                         192,648
GOVERNMENT AIRCRAFT & DEFENSE  1.2%
--------------------------------------------------------------------------------
General Dynamics Corp.                                     100            11,405
Raytheon Co.                                            11,600           465,740
The Boeing Co.                                           1,800           126,432
                                                                      ----------
                                                                         603,577
HEALTH CARE & HOSPITAL  4.7%
--------------------------------------------------------------------------------
Aetna, Inc.                                              7,147           674,034
Health Net, Inc. *                                       3,500           180,425
Humana, Inc. *                                           2,050           111,376
Manor Care, Inc.                                         1,700            67,609
UnitedHealth Group, Inc.                                21,730         1,350,302
                                                                      ----------
                                                                       2,383,746
INFORMATION & SERVICES  1.6%
--------------------------------------------------------------------------------
CheckFree Corp. *                                        2,800           128,520
Convergys Corp. *                                        4,600            72,910
H&R Block, Inc.                                            420            10,311
Manpower, Inc.                                           1,539            71,564
Moody's Corp.                                            6,720           412,742
Pharmaceutical Product Development, Inc. (PPD)           1,600            99,120
                                                                      ----------
                                                                         795,167
INSTRUMENTS  1.5%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                             1,500            49,935
Bausch & Lomb, Inc.                                      1,900           129,010
Becton Dickinson & Co.                                   5,700           342,456
Johnson & Johnson                                        2,900           174,290
Teleflex, Inc.                                           1,260            81,875
                                                                      ----------
                                                                         777,566
INSURANCE  5.0%
--------------------------------------------------------------------------------
ACE Ltd.                                                 6,970           372,477
Alleghany Corp. *                                           80            22,720
American Financial Group, Inc.                           1,000            38,310
American International Group, Inc.                       1,500           102,345
CNA Financial Corp. *                                    1,700            55,641
Fidelity National Title Group, Inc., Class A                12               292
HCC Insurance Holdings, Inc.                             2,080            61,735
Loews Corp.                                              4,600           436,310
Metlife, Inc.                                            1,430            70,070
MGIC Investment Corp.                                    3,400           223,788
National Financial Partners Corp.                        1,050            55,178
Old Republic International Corp.                         5,850           153,621
Protective Life Corp.                                    1,990            87,102
Prudential Financial, Inc.                               3,502           256,311
Radian Group, Inc.                                       2,700           158,193
Reinsurance Group of America, Inc.                       1,000            47,760

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
StanCorp Financial Group, Inc.                           2,200           109,890
UnumProvident Corp.                                      8,500           193,375
W.R. Berkley Corp.                                       2,300           109,526
                                                                      ----------
                                                                       2,554,644
INTEGRATED OIL COMPANIES  8.5%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                     23,320         1,323,876
ConocoPhillips                                          17,100           994,878
Exxon Mobil Corp.                                       24,700         1,387,399
Marathon Oil Corp.                                         283            17,255
Occidental Petroleum Corp.                               7,730           617,472
                                                                      ----------
                                                                       4,340,880
IT HARDWARE  6.1%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                          11,580           354,348
Broadcom Corp., Class A *                                  122             5,752
Cisco Systems, Inc. *                                    2,000            34,240
Freescale Semiconductor, Inc., Class A *                10,080           253,915
Harris Corp.                                             3,400           146,234
Intel Corp.                                              4,600           114,816
Intersil Holding Corp., Class A                          2,564            63,793
L-3 Communications Holdings, Inc.                        2,360           175,466
LSI Logic Corp. *                                        2,080            16,640
Marvell Technology Group Ltd. *                          7,500           420,675
MEMC Electronic Materials, Inc. *                        3,600            79,812
Motorola, Inc.                                          35,370           799,008
Texas Instruments, Inc.                                 20,630           661,604
Vishay Intertechnology, Inc. *                             100             1,381
                                                                      ----------
                                                                       3,127,684
LAND & WATER TRANSPORTATION  1.6%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       8,700           616,134
CNF, Inc.                                                1,600            89,424
J.B. Hunt Transport Services, Inc.                       3,682            83,360
                                                                      ----------
                                                                         788,918
MAINFRAME & MINICOMPUTERS  1.2%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                                   8,400           603,876

METAL PRODUCTS & MACHINERY  2.1%
--------------------------------------------------------------------------------
Black & Decker Corp.                                     1,450           126,092
Cummins, Inc.                                            1,600           143,568
Joy Global, Inc.                                         2,910           116,400
SPX Corp.                                                   60             2,746
Terex Corp. *                                              470            27,918
The Timken Co.                                           2,530            81,011
Tyco International Ltd.                                 10,400           300,144
United Technologies Corp.                                4,700           262,777
                                                                      ----------
                                                                       1,060,656
MISCELLANEOUS FINANCE  7.3%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                       2,800           131,208
Affiliated Managers Group, Inc. *                          900            72,225
Citigroup, Inc.                                         33,730         1,636,917
JPMorgan Chase & Co.                                     3,770           149,631
Lehman Brothers Holdings, Inc.                           3,445           441,546
Merrill Lynch & Co., Inc.                               13,850           938,060
Nuveen Investments, Inc., Class A                          460            19,605
Raymond James Financial, Inc.                            1,900            71,573
The Chicago Mercantile Exchange                            700           257,243
                                                                      ----------
                                                                       3,718,008
OIL & COAL RESOURCES  1.5%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 1,100           104,225
Cimarex Energy Co. *                                     1,310            56,343
CONSOL Energy, Inc.                                        287            18,707
EOG Resources, Inc.                                        100             7,337
Pogo Producing Co.                                         400            19,924
Ultra Petroleum Corp. *                                  2,308           128,786
XTO Energy, Inc.                                         9,600           421,824
                                                                      ----------
                                                                         757,146
OIL DISTRIBUTION  0.4%
--------------------------------------------------------------------------------
Tesoro Petroleum Corp.                                   2,000           123,100
Valero Energy Corp.                                      1,800            92,880
                                                                      ----------
                                                                         215,980
OIL DRILLING & SERVICES  1.6%
--------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                            900            62,604
Grant Prideco, Inc. *                                    4,200           185,304
Patterson-UTI Energy, Inc.                               5,300           174,635
Pride International, Inc. *                              2,570            79,028
Rowan Cos., Inc. *                                       3,380           120,463
Tidewater, Inc.                                            300            13,338
Transocean, Inc. *                                       2,490           173,528
                                                                      ----------
                                                                         808,900
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  1.5%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                     24,370           697,713
Western Digital Corp. *                                  4,390            81,698
                                                                      ----------
                                                                         779,411
PUBLISHING, BROADCASTING & CINEMA  0.6%
--------------------------------------------------------------------------------
Monster Worldwide, Inc. *                                  233             9,511
News Corp., Class B                                      4,680            77,735
Time Warner, Inc.                                       13,212           230,417
Tribune Co.                                                100             3,026
                                                                      ----------
                                                                         320,689
REAL ESTATE INVESTMENT TRUSTS  0.5%
--------------------------------------------------------------------------------
HRPT Properties Trust                                    1,580            16,353
New Plan Excel Realty Trust                              3,270            75,799

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
SL Green Realty Corp.                                    1,300            99,307
Trizec Properties, Inc.                                  2,900            66,468
                                                                      ----------
                                                                         257,927
RESTAURANTS, HOTELS & THEATERS  1.8%
--------------------------------------------------------------------------------
Cendant Corp.                                           21,400           369,150
Darden Restaurants, Inc.                                 5,190           201,787
Kerzner International Ltd. *                             1,100            75,625
McDonald's Corp.                                           500            16,860
Wendy's International, Inc.                                530            29,288
YUM! Brands, Inc.                                        5,100           239,088
                                                                      ----------
                                                                         931,798
RETAIL  7.0%
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. *                                 1,630            56,268
AutoNation, Inc. *                                       4,300            93,439
Chico's FAS, Inc. *                                      4,800           210,864
Claire's Stores, Inc.                                    1,100            32,142
CVS Corp.                                               20,720           547,423
Home Depot, Inc.                                        32,200         1,303,456
Lowe's Cos., Inc.                                       13,800           919,908
Nordstrom, Inc.                                          6,600           246,840
O'Reilly Automotive, Inc. *                              3,116            99,743
Safeway, Inc.                                              400             9,464
Urban Outfitters, Inc. *                                 1,840            46,570
Wal-Mart Stores, Inc.                                      600            28,080
                                                                      ----------
                                                                       3,594,197
SOAPS & COSMETICS  0.4%
--------------------------------------------------------------------------------
Ecolab, Inc.                                               140             5,078
Procter & Gamble Co.                                     3,800           219,944
                                                                      ----------
                                                                         225,022
SOFTWARE  3.6%
--------------------------------------------------------------------------------
Autodesk, Inc. *                                         3,703           159,044
BMC Software, Inc. *                                     6,190           126,833
Cadence Design Systems, Inc. *                           7,060           119,455
Cognizant Technology Solutions Corp., Class A *          4,300           216,505
Computer Sciences Corp. *                                5,600           283,584
Compuware Corp. *                                        3,896            34,947
Fidelity National Financial, Inc.                        4,900           180,271
First American Corp.                                     2,600           117,780
International Business Machines Corp.                    1,000            82,200
Microsoft Corp.                                         16,589           433,803
Sabre Holdings Corp., Class A                              790            19,001
Sybase, Inc. *                                           2,130            46,562
                                                                      ----------
                                                                       1,819,985
TEXTILES & APPAREL  1.0%
--------------------------------------------------------------------------------
Coach, Inc. *                                           11,620           387,411
Nike, Inc., Class B                                         60             5,207
Polo Ralph Lauren Corp.                                  1,740            97,684
VF Corp.                                                   500            27,670
                                                                      ----------
                                                                         517,972
WHOLESALE  1.1%
--------------------------------------------------------------------------------
Adesa, Inc.                                                500            12,210
Arrow Electronics, Inc. *                                  520            16,656
Avnet, Inc. *                                            2,710            64,877
Express Scripts, Inc. *                                  1,730           144,974
Omnicare, Inc.                                           2,000           114,440
W.W. Grainger, Inc.                                      2,600           184,860
WESCO International, Inc. *                                900            38,457
                                                                      ----------
                                                                         576,474
TOTAL COMMON STOCK
(COST $42,340,760)                                                    50,574,916

END OF INVESTMENTS.

At December 31, 2005 the tax basis cost of the fund's investments was $42,415,068, and the unrealized gains and losses were $8,483,751 and ($323,903), respectively.

* Non-income producing security

LAUDUS TRUST

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS As of December 31, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST           VALUE
HOLDINGS BY CATEGORY                                     ($)            ($)
 99.3%   COMMON STOCK                                24,163,582      26,435,352

  0.4%   SHORT-TERM
         INVESTMENTS                                    113,662         113,662
--------------------------------------------------------------------------------
 99.7%   TOTAL INVESTMENTS                           24,277,244      26,549,014

  1.1%   COLLATERAL FOR
         SECURITIES ON LOAN                             276,482         276,482

(0.8)%   OTHER ASSETS AND
         LIABILITIES                                                   (203,849)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  26,621,647

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
COMMON STOCK  99.3% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE  3.2%
--------------------------------------------------------------------------------
Campbell Soup Co.                                        1,600            47,632
PepsiAmericas, Inc.                                        300             6,978
PepsiCo, Inc.                                            8,400           496,272
The Coca-Cola Co.                                        6,500           262,015
The Pepsi Bottling Group, Inc.                           1,000            28,610
                                                                      ----------
                                                                         841,507
AIRLINES  0.5%
--------------------------------------------------------------------------------
AMR Corp. *                                              2,400            53,352
FedEx Corp.                                                900            93,051
                                                                      ----------
                                                                         146,403
AUTOS  0.7%
--------------------------------------------------------------------------------
Autoliv, Inc.                                              300            13,626
BorgWarner, Inc.                                           400            24,252
Oshkosh Truck Corp.                                      1,000            44,590
Paccar, Inc.                                             1,400            96,922
                                                                      ----------
                                                                         179,390
BANKS & CREDIT INSTITUTIONS  2.2%
--------------------------------------------------------------------------------
American Express Co.                                     5,500           283,030
Bank of America Corp.                                      400            18,460
Bank of Hawaii Corp.                                       200            10,308
Countrywide Financial Corp.                              1,000            34,190
Hudson City Bancorp, Inc.                                4,800            58,176
SLM Corp.                                                1,000            55,090
U.S. Bancorp.                                              500            14,945
Wells Fargo & Co.                                        1,400            87,962
Westcorp., Inc.                                            200            13,322
                                                                      ----------
                                                                         575,483
BASIC MINERALS & METALS  1.2%
--------------------------------------------------------------------------------
Allegheny Technologies, Inc. (a)                         1,400            50,512
Freeport-McMoran Copper & Gold, Inc., Class B            1,500            80,700
Harsco Corp.                                               600            40,506
Phelps Dodge Corp.                                         500            71,935
Precision Castparts Corp.                                  800            41,448
Southern Peru Copper Corp. (a)                             600            40,188
                                                                      ----------
                                                                         325,289
BEER, LIQUOR, & TOBACCO  1.4%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       4,200           313,824
Anheuser-Busch Cos., Inc.                                1,200            51,552
UST, Inc.                                                   30             1,225
                                                                      ----------
                                                                         366,601
BIOTECHNOLOGY  3.4%
--------------------------------------------------------------------------------
Amgen, Inc. *                                            6,000           473,160
Genentech, Inc. *                                        2,700           249,750
Gilead Sciences, Inc. *                                  3,363           176,995
                                                                      ----------
                                                                         899,905
CELLULAR & WIRELESS  0.3%
--------------------------------------------------------------------------------
NII Holdings, Inc. *                                     1,200            52,416
Sprint Corp. (FON Group)                                   900            21,024
Telephone & Data Systems, Inc.                             140             5,044
Telephone & Data Systems, Inc., Special Shares              60             2,077
                                                                      ----------
                                                                          80,561
CHEMICALS & RUBBER  1.7%
--------------------------------------------------------------------------------
Monsanto Co.                                             1,700           131,801
Praxair, Inc.                                              700            37,072
The Dow Chemical Co.                                     5,200           227,864
The Goodyear Tire & Rubber Co. (a)*                        200             3,476
The Scotts Miracle-Gro Co., Class A                        400            18,096
The Sherwin-Williams Co.                                 1,000            45,420
                                                                      ----------
                                                                         463,729
COMMERCIAL AIRCRAFT & COMPONENTS  0.3%
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                   1,500            69,705

COMMUNICATIONS UTILITIES  2.3%
--------------------------------------------------------------------------------
Akamai Technologies, Inc. *                              2,000            39,860
Comcast Corp., Class A *                                 2,700            70,092

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
Google, Inc., Class A *                                    900           373,374
Yahoo! Inc. *                                            3,600           141,048
                                                                      ----------
                                                                         624,374
CONSTRUCTION & HOMEBUILDING  1.9%
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                     400            29,136
Centex Corp.                                               800            57,192
D.R. Horton, Inc.                                        1,770            63,242
Fluor Corp.                                                800            61,808
Jacobs Engineering Group, Inc. *                           700            47,509
KB Home                                                    800            58,128
Lennar Corp., Class A                                      800            48,816
MDC Holdings, Inc.                                         400            24,792
Pulte Homes, Inc.                                        1,000            39,360
The Ryland Group, Inc.                                     600            43,278
Toll Brothers, Inc. *                                    1,200            41,568
                                                                      ----------
                                                                         514,829
CONSTRUCTION MATERIALS  1.1%
--------------------------------------------------------------------------------
Corning, Inc. *                                          9,900           194,634
Eagle Materials, Inc. (a)                                    8               979
Eagle Materials, Inc., Class B                              29             3,415
Martin Marietta Materials, Inc.                            600            46,032
Vulcan Materials Co.                                       800            54,200
                                                                      ----------
                                                                         299,260
CONSUMER DURABLES  0.2%
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                      800            41,192

DRUGS & PHARMACEUTICALS  4.9%
--------------------------------------------------------------------------------
Abbott Laboratories                                      3,800           149,834
Allergan, Inc.                                           1,100           118,756
Barr Pharmaceuticals, Inc. *                             1,000            62,290
Bristol-Myers Squibb Co.                                 6,280           144,315
Celgene Corp. *                                          1,400            90,720
Dade Behring, Inc.                                       1,100            44,979
Eli Lilly & Co.                                          2,700           152,793
Endo Pharmaceutical Holdings, Inc. *                       900            27,234
Forest Laboratories, Inc. *                                700            28,476
Genzyme Corp. *                                          2,100           148,638
Hospira, Inc. *                                            330            14,117
Kos Pharmaceuticals, Inc. *                                300            15,519
Merck & Co., Inc.                                        3,800           120,878
Schering-Plough Corp.                                    4,000            83,400
Wyeth                                                    2,000            92,140
                                                                      ----------
                                                                       1,294,089

ELECTRIC UTILITIES  0.4%
--------------------------------------------------------------------------------
PG&E Corp.                                                 600            22,272
TXU Corp.                                                1,600            80,304
                                                                      ----------
                                                                         102,576
FINANCIAL INVESTMENTS  3.6%
--------------------------------------------------------------------------------
American Capital Strategies Ltd. *                         300            10,863
General Electric Co.                                    26,700           935,835
                                                                      ----------
                                                                         946,698
FOREST PRODUCTS & PAPER  1.0%
--------------------------------------------------------------------------------
3M Co.                                                   3,600           279,000

FURNITURE & HOUSEHOLD ITEMS  0.3%
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. (a)                            200             7,306
Johnson Controls, Inc.                                     600            43,746
Steelcase, Inc., Class A (a)                               200             3,166
Thomas & Betts Corp. *                                     500            20,980
                                                                      ----------
                                                                          75,198
GAS & OTHER PUBLIC UTILITIES  0.2%
--------------------------------------------------------------------------------
Williams Cos., Inc.                                      2,700            62,559

GOVERNMENT AIRCRAFT & DEFENSE  1.4%
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                      900            57,267
Raytheon Co.                                             1,200            48,180
The Boeing Co.                                           4,000           280,960
                                                                      ----------
                                                                         386,407
HEALTH CARE & HOSPITAL  4.1%
--------------------------------------------------------------------------------
Aetna, Inc.                                              1,900           179,189
Community Health Systems, Inc. *                         1,200            46,008
Coventry Health Care, Inc. *                             1,500            85,440
HCA, Inc.                                                2,300           116,150
Health Management Associates, Inc., Class A              1,800            39,528
Health Net, Inc. *                                       1,000            51,550
Humana, Inc. *                                           1,000            54,330
Manor Care, Inc.                                         1,100            43,747
Quest Diagnostics                                        1,400            72,072
Sierra Health Services, Inc. *                             400            31,984
UnitedHealth Group, Inc.                                 6,130           380,918
                                                                      ----------
                                                                       1,100,916
INFORMATION & SERVICES  2.4%
--------------------------------------------------------------------------------
Ceridian Corp. *                                         1,200            29,820
CheckFree Corp. *                                        1,100            50,490
Equifax, Inc.                                            1,300            49,426
Getty Images, Inc. *                                       600            53,562
H&R Block, Inc.                                          3,000            73,650
ITT Educational Services, Inc. *                           700            41,377
Manpower, Inc.                                             420            19,530
Moody's Corp.                                            1,900           116,698
Paychex, Inc.                                              800            30,496
Pharmaceutical Product Development, Inc. (PPD)             800            49,560
Robert Half International, Inc.                          1,500            56,835
The Brink's Co.                                            800            38,328
West Corp. *                                               400            16,860
                                                                      ----------
                                                                         626,632

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
INSTRUMENTS  6.5%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                             3,400           113,186
Bausch & Lomb, Inc.                                        700            47,530
Baxter International, Inc.                               1,800            67,770
Becton Dickinson & Co.                                   2,000           120,160
Boston Scientific Corp. *                                1,700            41,633
Danaher Corp.                                              700            39,046
Edwards Lifesciences Corp. *                               290            12,067
Guidant Corp.                                              300            19,425
Johnson & Johnson                                       13,800           829,380
Medtronic, Inc.                                          3,600           207,252
Mettler-Toledo International, Inc. *                       570            31,464
PerkinElmer, Inc.                                          230             5,419
ResMed, Inc. *                                           1,100            42,141
Respironics, Inc. *                                        471            17,460
St. Jude Medical, Inc. *                                   400            20,080
Stryker Corp.                                              800            35,544
Thermo Electron Corp. *                                  1,000            30,130
Zimmer Holdings, Inc. *                                    700            47,208
                                                                      ----------
                                                                       1,726,895
INSURANCE  3.5%
--------------------------------------------------------------------------------
ACE Ltd.                                                   600            32,064
AFLAC, Inc.                                              3,300           153,186
American International Group, Inc.                       4,000           272,920
AON Corp.                                                1,300            46,735
Fidelity National Title Group, Inc., Class A (a)            52             1,266
HCC Insurance Holdings, Inc.                               600            17,808
MBIA, Inc.                                                 500            30,080
Philadelphia Consolidated Holding Co. *                    300            29,007
Prudential Financial, Inc.                                 600            43,914
Radian Group, Inc.                                         300            17,577
The Progressive Corp.                                      500            58,390
W.R. Berkley Corp.                                         700            33,334
WellPoint, Inc. *                                        2,556           203,922
                                                                      ----------
                                                                         940,203
INTEGRATED OIL COMPANIES  0.1%
--------------------------------------------------------------------------------
ConocoPhillips                                             600            34,908

IT HARDWARE  9.0%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                           1,800            55,080
Analog Devices, Inc.                                       800            28,696
Applied Materials, Inc.                                  4,500            80,730
Avocent Corp. *                                             15               408
Broadcom Corp., Class A *                                2,300           108,445
Cisco Systems, Inc. *                                   19,800           338,976
Harris Corp.                                             1,040            44,730
Intel Corp.                                             30,500           761,280
Intersil Holding Corp., Class A                          1,200            29,856
L-3 Communications Holdings, Inc.                          700            52,045
LSI Logic Corp. *                                        2,360            18,880
MEMC Electronic Materials, Inc. *                        2,100            46,557
Micron Technology, Inc. *                                1,800            23,958
Motorola, Inc.                                          11,400           257,526
National Semiconductor Corp.                             2,800            72,744
Qualcomm, Inc.                                           4,900           211,092
Texas Instruments, Inc.                                  8,235           264,097
                                                                      ----------
                                                                       2,395,100
LAND & WATER TRANSPORTATION  1.2%
--------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc.                            1,500            55,545
CNF, Inc.                                                  800            44,712
J.B. Hunt Transport Services, Inc.                       1,800            40,752
Landstar Systems, Inc.                                     244            10,184
Norfolk Southern Corp.                                   1,000            44,830
United Parcel Service, Inc., Class B                     1,800           135,270
                                                                      ----------
                                                                         331,293
MAINFRAME & MINICOMPUTERS  2.0%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                                   4,400           316,316
Dell, Inc. *                                             7,500           224,925
                                                                      ----------
                                                                         541,241
METAL PRODUCTS & MACHINERY  3.8%
--------------------------------------------------------------------------------
Caterpillar, Inc.                                        4,390           253,610
Crown Holdings, Inc. *                                   2,500            48,825
Cummins, Inc.                                              500            44,865
Dover Corp.                                              1,200            48,588
Emerson Electric Co.                                       900            67,230
Illinois Tool Works, Inc.                                  600            52,794
Joy Global, Inc.                                         1,500            60,000
Rockwell Automation, Inc.                                1,600            94,656
The Stanley Works                                          800            38,432
The Timken Co.                                             630            20,173
United Technologies Corp.                                5,200           290,732
                                                                      ----------
                                                                       1,019,905
MISCELLANEOUS FINANCE  1.9%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                         200             9,372
Affiliated Managers Group, Inc. (a)*                       600            48,150
Ameriprise Financial, Inc.                                 700            28,700
Franklin Resources, Inc.                                 1,300           122,213
IndyMac Bancorp, Inc.                                      600            23,412
Legg Mason, Inc.                                           500            59,845
Morgan Stanley                                             440            24,799
Nuveen Investments, Inc., Class A (a)                      900            38,358
The Chicago Mercantile Exchange                            240            88,197

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
The Goldman Sachs Group, Inc.                              500            63,855
                                                                      ----------
                                                                         506,901
OIL & COAL RESOURCES  3.1%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   400            37,900
Apache Corp.                                               200            13,704
Arch Coal, Inc. (a)                                        400            31,800
Burlington Resources, Inc.                                 300            25,860
Chesapeake Energy Corp. (a)                              1,600            50,768
CONSOL Energy, Inc.                                        800            52,144
Denbury Resources, Inc. *                                1,800            41,004
EOG Resources, Inc.                                      2,000           146,740
Newfield Exploration Co. *                               1,000            50,070
Peabody Energy Corp.                                     1,100            90,662
Range Resources Corp.                                    1,800            47,412
Southwestern Energy Co. *                                1,600            57,504
Unit Corp. *                                               700            38,521
XTO Energy, Inc.                                         3,000           131,820
                                                                      ----------
                                                                         815,909
OIL DISTRIBUTION  0.6%
--------------------------------------------------------------------------------
Questar Corp.                                              500            37,850
Sunoco, Inc.                                               900            70,542
Tesoro Petroleum Corp.                                     700            43,085
                                                                      ----------
                                                                         151,477
OIL DRILLING & SERVICES  3.9%
--------------------------------------------------------------------------------
Baker Hughes, Inc.                                       2,500           151,950
BJ Services Co.                                          2,700            99,009
Cooper Cameron Corp. *                                   1,400            57,960
Diamond Offshore Drilling, Inc.                            800            55,648
ENSCO International, Inc.                                1,100            48,785
FMC Technologies, Inc. *                                 1,100            47,212
Grant Prideco, Inc. *                                    1,300            57,356
Halliburton Co.                                          3,300           204,468
Helmerich & Payne, Inc.                                    600            37,146
National-Oilwell Varco, Inc. *                           1,000            62,700
Patterson-UTI Energy, Inc.                               1,500            49,425
Pride International, Inc. *                              1,400            43,050
Rowan Cos., Inc. *                                       1,000            35,640
Smith International, Inc.                                1,800            66,798
Tidewater, Inc.                                            400            17,784
                                                                      ----------
                                                                       1,034,931
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.8%
--------------------------------------------------------------------------------
EMC Corp. *                                              6,300            85,806
SanDisk Corp. *                                          1,100            69,102
Western Digital Corp. *                                  3,200            59,552
                                                                      ----------
                                                                         214,460
PUBLISHING, BROADCASTING & CINEMA  0.6%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                          400             8,788
Monster Worldwide, Inc. *                                  305            12,450
Omnicom Group, Inc.                                        500            42,565
The McGraw-Hill Cos., Inc.                               1,300            67,119
Time Warner, Inc.                                        2,200            38,368
                                                                      ----------
                                                                         169,290
REAL ESTATE DEVELOPMENT  0.2%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Class A *                    800            47,080

REAL ESTATE INVESTMENT TRUSTS  0.1%
--------------------------------------------------------------------------------
SL Green Realty Corp.                                      200            15,278

RESTAURANTS, HOTELS & THEATERS  1.4%
--------------------------------------------------------------------------------
CBRL Group, Inc.                                           400            14,060
Cendant Corp.                                            2,000            34,500
Darden Restaurants, Inc.                                 1,500            58,320
Panera Bread Co., Class A *                                500            32,840
Starbucks Corp. *                                        2,300            69,023
Starwood Hotels & Resorts Worldwide, Inc.                1,100            70,246
Wendy's International, Inc.                                900            49,734
YUM! Brands, Inc.                                          800            37,504
                                                                      ----------
                                                                         366,227
RETAIL  9.4%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                           800            52,144
Advance Auto Parts, Inc. *                               1,100            47,806
Amazon.com, Inc. *                                         800            37,720
AnnTaylor Stores Corp. *                                   600            20,712
Barnes & Noble, Inc.                                       200             8,534
Best Buy Co., Inc.                                         945            41,089
Borders Group, Inc.                                        200             4,334
Caremark Rx, Inc. *                                      1,100            56,969
Chico's FAS, Inc. *                                      1,620            71,166
Claire's Stores, Inc.                                    1,300            37,986
CVS Corp.                                                5,800           153,236
eBay, Inc. *                                             3,100           134,075
Home Depot, Inc.                                        10,800           437,184
J.C. Penney Co., Inc.                                      900            50,040
Kohl's Corp. *                                             800            38,880
Lowe's Cos., Inc.                                        4,200           279,972
Michaels Stores, Inc.                                    1,300            45,981
Nordstrom, Inc.                                          2,000            74,800
O'Reilly Automotive, Inc. *                              1,400            44,814
Office Depot, Inc. *                                     1,300            40,820
Staples, Inc.                                            4,600           104,466
Target Corp.                                             2,600           142,922
The Men's Wearhouse, Inc. *                                900            26,496
Urban Outfitters, Inc. *                                   570            14,427
Wal-Mart Stores, Inc.                                    7,800           365,040
Walgreen Co.                                             2,900           128,354
Williams-Sonoma, Inc. *                                  1,200            51,780
                                                                      ----------
                                                                       2,511,747

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
SOAPS & COSMETICS  2.8%
--------------------------------------------------------------------------------
Avon Products, Inc.                                        980            27,979
Colgate-Palmolive Co.                                      900            49,365
Ecolab, Inc.                                             1,100            39,897
Procter & Gamble Co.                                    10,800           625,104
                                                                      ----------
                                                                         742,345
SOFTWARE  7.2%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                    1,700            62,832
Autodesk, Inc. *                                         1,900            81,605
Automatic Data Processing, Inc.                          1,500            68,835
BMC Software, Inc. *                                     1,600            32,784
Cadence Design Systems, Inc. *                             430             7,276
Cerner Corp. (a)*                                          400            36,364
Cognizant Technology Solutions Corp., Class A *          1,200            60,420
Compuware Corp. *                                        3,000            26,910
DST Systems, Inc. *                                        800            47,928
Electronic Arts, Inc. *                                    700            36,617
Fair Isaac Corp.                                           900            39,753
Fidelity National Financial, Inc.                          300            11,037
First Data Corp.                                         2,000            86,020
International Business Machines Corp.                    4,200           345,240
Intuit, Inc. *                                             100             5,330
Microsoft Corp.                                         30,470           796,790
Oracle Corp. *                                          10,800           131,868
Symantec Corp. *                                         2,000            35,000
                                                                      ----------
                                                                       1,912,609
TEXTILES & APPAREL  1.1%
--------------------------------------------------------------------------------
Coach, Inc. *                                            3,100           103,354
Mohawk Industries, Inc. *                                  200            17,396
Nike, Inc., Class B                                      1,600           138,864
Polo Ralph Lauren Corp.                                    600            33,684
                                                                      ----------
                                                                         293,298
WHOLESALE  1.4%
--------------------------------------------------------------------------------
Airgas, Inc.                                               200             6,580
Arrow Electronics, Inc. *                                  200             6,406
Avnet, Inc. *                                              800            19,152
Cardinal Health, Inc.                                      800            55,000
Express Scripts, Inc. *                                  1,000            83,800
Henry Schein, Inc. *                                       900            39,276
MSC Industrial Direct Co., Class A                         800            32,176
Omnicare, Inc.                                             600            34,332
Sysco Corp.                                              1,600            49,680
W.W. Grainger, Inc.                                        500            35,550
                                                                      ----------
                                                                         361,952

TOTAL COMMON STOCK
(COST $24,163,582)                                                    26,435,352

SECURITY                                           FACE AMOUNT            VALUE
         RATE, MATURITY DATE                           ($)                 ($)
SHORT-TERM INVESTMENTS  0.4% OF NET ASSETS

REPURCHASE AGREEMENTS  0.4%
--------------------------------------------------------------------------------
State Street Bank & Trust Co.
  dated 12/30/05, due 1/3/06 at
  3.25% with a maturity value of
  $113,703 (fully collateralized by
  Federal Home Loan Bank
  Securities)                                          113,661           113,662
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS
(COST $113,662)                                                          113,662

END OF INVESTMENTS.

                                                     NUMBER OF            VALUE
SECURITY                                              SHARES               ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN  1.1% OF NET ASSETS

SSgA Prime Money Market Portfolio                      276,482           276,482
                                                                         -------
TOTAL COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $276,482)                                                          276,482

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At December 31, 2005 the tax basis cost of the fund's investments was $24,520,194, and the unrealized gains and losses were $2,371,972 and ($343,152), respectively.

*   Non-income producing security

(a) All or a portion of this security is on loan

LAUDUS TRUST

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS As of December 31, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                                   ($)               ($)
--------------------------------------------------------------------------------
100.9%  COMMON STOCK                                5,946,307         6,439,388

  1.9%  SHORT-TERM
        INVESTMENTS                                   116,956           116,956
--------------------------------------------------------------------------------
102.8%  TOTAL INVESTMENTS                           6,063,263         6,556,344

(2.8)%  OTHER ASSETS AND
        LIABILITIES                                                    (175,930)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,380,414

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES             ($)
COMMON STOCK 100.9% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE  0.5%
--------------------------------------------------------------------------------
PepsiAmericas, Inc.                                        400             9,304
Pilgrim's Pride Corp., Class B                             200             6,632
The Pepsi Bottling Group, Inc.                             500            14,305
                                                                      ----------
                                                                          30,241
AUTOS  0.1%
--------------------------------------------------------------------------------
TRW Automotive Holdings Corp. *                            210             5,534

BANKS & CREDIT INSTITUTIONS  11.2%
--------------------------------------------------------------------------------
Bank of America Corp.                                    5,800           267,670
Comerica, Inc.                                             700            39,732
Countrywide Financial Corp.                              1,800            61,542
Freddie Mac                                                100             6,535
KeyCorp, Inc.                                              600            19,758
National City Corp.                                      1,800            60,426
PNC Financial Services Group, Inc.                       1,000            61,830
TD Banknorth, Inc.                                         400            11,620
U.S. Bancorp                                             1,340            40,053
Wachovia Corp.                                           1,200            63,432
Wells Fargo & Co.                                        1,100            69,113
Westcorp., Inc.                                            200            13,322
                                                                      ----------
                                                                         715,033
BASIC MINERALS & METALS  1.4%
--------------------------------------------------------------------------------
Nucor Corp.                                                300            20,016
Phelps Dodge Corp.                                         300            43,161
United States Steel Corp.                                  500            24,035
                                                                      ----------
                                                                          87,212
BEER, LIQUOR, & TOBACCO  2.0%
--------------------------------------------------------------------------------
Altria Group, Inc.                                         900            67,248
Loews Corp. - Carolina Group                               300            13,197
Reynolds American, Inc.                                    500            47,665
                                                                      ----------
                                                                         128,110
BIOTECHNOLOGY  0.2%
--------------------------------------------------------------------------------
Invitrogen Corp. *                                         200            13,328

CELLULAR & WIRELESS  2.0%
--------------------------------------------------------------------------------
AT&T Corp.                                               2,870            70,286
BellSouth Corp.                                          1,300            35,230
Sprint Corp. (FON Group)                                   800            18,688
                                                                      ----------
                                                                         124,204
CHEMICALS & RUBBER  0.7%
--------------------------------------------------------------------------------
Eastman Chemical Co.                                       400            20,636
Goodyear Tire & Rubber Co. *                               400             6,952
Lyondell Chemical Co.                                      800            19,056
                                                                      ----------
                                                                          46,644
COMMUNICATIONS UTILITIES  1.2%
--------------------------------------------------------------------------------
CenturyTel, Inc.                                           500            16,580
Verizon Communications, Inc.                             2,000            60,240
                                                                      ----------
                                                                          76,820
CONSTRUCTION & HOMEBUILDING  2.9%
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                     200            14,568
Centex Corp.                                               300            21,447
D.R. Horton, Inc.                                          400            14,292
Hovnanian Enterprises, Inc., Class A *                     200             9,928
KB Home                                                    300            21,798
Lennar Corp., Class A                                      300            18,306
MDC Holdings, Inc.                                         200            12,396
Meritage Corp. *                                           200            12,584
Pulte Homes, Inc.                                          800            31,488
The Ryland Group, Inc.                                     200            14,426
Toll Brothers, Inc. *                                      400            13,856
                                                                      ----------
                                                                         185,089
CONSTRUCTION MATERIALS  0.2%
--------------------------------------------------------------------------------
Lafarge North America, Inc.                                110             6,052
Owens-Illinois, Inc. *                                     430             9,047
                                                                      ----------
                                                                          15,099
CONSUMER DURABLES  0.4%
--------------------------------------------------------------------------------
Whirlpool Corp.                                            290            24,290

DRUGS & PHARMACEUTICALS  3.5%
--------------------------------------------------------------------------------
Merck & Co., Inc.                                        3,000            95,430

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES             ($)
Pfizer, Inc.                                             5,600           130,592
                                                                      ----------
                                                                         226,022
ELECTRIC UTILITIES  5.2%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                       500            14,020
American Electric Power Co., Inc.                        1,100            40,799
CenterPoint Energy, Inc.                                   300             3,855
Consolidated Edison, Inc.                                  800            37,064
Edison International                                        10               436
Entergy Corp.                                              430            29,520
FirstEnergy Corp.                                        1,100            53,889
FPL Group, Inc.                                          1,200            49,872
Pepco Holdings, Inc.                                       800            17,896
PG&E Corp.                                               1,300            48,256
Westar Energy, Inc.                                        380             8,170
Xcel Energy, Inc.                                        1,500            27,690
                                                                      ----------
                                                                         331,467
FINANCIAL INVESTMENTS  2.0%
--------------------------------------------------------------------------------
American Capital Strategies Ltd. *                         414            14,991
CIT Group, Inc.                                            800            41,424
General Electric Co.                                     1,900            66,595
Rent-A-Center, Inc. *                                      200             3,772
                                                                      ----------
                                                                         126,782
FOREST PRODUCTS & PAPER  0.2%
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                    500            13,735

FURNITURE & HOUSEHOLD ITEMS  0.7%
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                     600            43,746

GAS & OTHER PUBLIC UTILITIES  0.3%
--------------------------------------------------------------------------------
NiSource, Inc.                                             800            16,688
Williams Cos., Inc.                                        230             5,329
                                                                      ----------
                                                                          22,017
GOVERNMENT AIRCRAFT & DEFENSE  0.1%
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                      60             3,607

HEALTH CARE & HOSPITAL  2.1%
--------------------------------------------------------------------------------
Aetna, Inc.                                                600            56,586
Health Net, Inc. *                                         400            20,620
Humana, Inc. *                                             500            27,165
Triad Hospitals, Inc. *                                    300            11,769
UnitedHealth Group, Inc.                                   330            20,506
                                                                      ----------
                                                                         136,646
INFORMATION & SERVICES  0.3%
--------------------------------------------------------------------------------
Convergys Corp. *                                          700            11,095
Deluxe Corp.                                               300             9,042
                                                                      ----------
                                                                          20,137
INSTRUMENTS  0.7%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                               400            13,316
Bausch & Lomb, Inc.                                        200            13,580
Teleflex, Inc.                                             300            19,494
                                                                      ----------
                                                                          46,390
INSURANCE  11.2%
--------------------------------------------------------------------------------
American Financial Group, Inc.                             300            11,493
American International Group, Inc.                       1,200            81,876
American National Insurance Co.                            200            23,398
AmerUs Group Co.                                           300            17,001
AON Corp.                                                1,200            43,140
Assurant, Inc.                                             500            21,745
CIGNA Corp.                                                400            44,680
CNA Financial Corp. *                                      300             9,819
Commerce Group, Inc.                                       200            11,456
Fidelity National Title Group, Inc., Class A                92             2,240
Hartford Financial Services Group, Inc.                    900            77,301
Loews Corp.                                                600            56,910
MBIA, Inc.                                                 500            30,080
Metlife, Inc.                                            1,180            57,820
Nationwide Financial Services, Inc., Class A               300            13,200
Old Republic International Corp.                           800            21,008
Radian Group, Inc.                                         320            18,749
Stancorp Financial Group, Inc.                             400            19,980
The St. Paul Travelers Cos., Inc.                        1,800            80,406
Torchmark Corp.                                            500            27,800
UnumProvident Corp.                                      1,100            25,025
W.R. Berkley Corp.                                         400            19,048
                                                                      ----------
                                                                         714,175
INTEGRATED OIL COMPANIES  10.4%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                      2,300           130,571
ConocoPhillips                                           2,000           116,360
Exxon Mobil Corp.                                        4,700           263,999
Marathon Oil Corp.                                       1,200            73,164
Occidental Petroleum Corp.                               1,000            79,880
                                                                      ----------
                                                                         663,974
IT HARDWARE  1.2%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             800            24,480
LSI Logic Corp. *                                           10                80
Micron Technology, Inc. *                                1,200            15,972
Motorola, Inc.                                             785            17,733
Tellabs, Inc. *                                          1,800            19,620
                                                                      ----------
                                                                          77,885
LAND & WATER TRANSPORTATION  1.6%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       1,000            70,820
Overseas Shipholding Group                                 200            10,078
Ryder Systems, Inc.                                        200             8,204
Yellow Roadway Corp. *                                     300            13,383
                                                                      ----------
                                                                         102,485

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF           VALUE
SECURITY                                              SHARES              ($)
METAL PRODUCTS & MACHINERY  1.9%
--------------------------------------------------------------------------------
Caterpillar, Inc.                                          600            34,662
Cummins, Inc.                                              188            16,869
Deere & Co.                                                800            54,488
Terex Corp. *                                              100             5,940
The Timken Co.                                             300             9,606
                                                                      ----------
                                                                         121,565
MISCELLANEOUS FINANCE  12.2%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                         240            11,246
Citigroup, Inc.                                          5,800           281,474
IndyMac Bancorp, Inc.                                      200             7,804
JPMorgan Chase & Co.                                     5,700           226,233
Lehman Brothers Holdings, Inc.                             700            89,719
Merrill Lynch & Co., Inc.                                1,600           108,368
Morgan Stanley                                             920            52,201
                                                                      ----------
                                                                         777,045
OIL & COAL RESOURCES  6.7%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   800            75,800
Apache Corp.                                             1,000            68,520
Burlington Resources, Inc.                               1,100            94,820
Chesapeake Energy Corp.                                  1,000            31,730
Devon Energy Corp.                                       1,400            87,556
Kerr-McGee Corp.                                           400            36,344
Newfield Exploration Co. *                                 400            20,028
Pogo Producing Co.                                         300            14,943
                                                                      ----------
                                                                         429,741
OIL DISTRIBUTION  1.9%
--------------------------------------------------------------------------------
Sunoco, Inc.                                               200            15,676
Tesoro Petroleum Corp.                                     170            10,463
Valero Energy Corp.                                      1,800            92,880
                                                                      ----------
                                                                         119,019
OIL DRILLING & SERVICES  1.2%
--------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                            200            13,912
ENSCO International, Inc.                                  300            13,305
Patterson-UTI Energy, Inc.                                 300             9,885
Pride International, Inc. *                                400            12,300
Rowan Cos., Inc.                                           300            10,692
Tidewater, Inc.                                            300            13,338
                                                                      ----------
                                                                          73,432
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  2.2%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                      4,500           128,835
SanDisk Corp. *                                            200            12,564
                                                                      ----------
                                                                         141,399
PUBLISHING, BROADCASTING & CINEMA  1.8%
--------------------------------------------------------------------------------
Time Warner, Inc.                                        6,500           113,360

REAL ESTATE INVESTMENT TRUSTS  1.0%
--------------------------------------------------------------------------------
Friedman Billings Ramsey Group,
   Inc., Class A                                           600             5,940
HRPT Properties Trust                                    1,000            10,350
New Plan Excel Realty Trust                                500            11,590
SL Green Realty Corp.                                       50             3,820
Trizec Properties, Inc.                                    400             9,168
Vornado Realty Trust                                       300            25,041
                                                                      ----------
                                                                          65,909
RESTAURANTS, HOTELS & THEATERS  2.6%
--------------------------------------------------------------------------------
CBRL Group, Inc.                                           104             3,655
Cendant Corp.                                            3,100            53,475
Darden Restaurants, Inc.                                   400            15,552
McDonald's Corp.                                         1,700            57,324
MGM Mirage *                                               400            14,668
Wendy's International, Inc.                                330            18,236
                                                                      ----------
                                                                         162,910
RETAIL  3.3%
--------------------------------------------------------------------------------
AutoNation, Inc. *                                         800            17,384
Barnes & Noble, Inc.                                       300            12,801
BJ's Wholesale Club, Inc. *                                100             2,956
Caremark Rx, Inc. *                                        100             5,179
CVS Corp.                                                1,800            47,556
J.C. Penney Co., Inc. Holding Co.                          800            44,480
Office Depot, Inc. *                                     1,200            37,680
Rite Aid Corp. *                                         1,100             3,828
Safeway, Inc.                                            1,600            37,856
                                                                      ----------
                                                                         209,720
SOFTWARE  2.2%
--------------------------------------------------------------------------------
BMC Software, Inc. *                                       600            12,294
Computer Sciences Corp. *                                  600            30,384
Electronic Data Systems Corp.                            1,500            36,060
Fidelity National Financial, Inc.                          530            19,499
First American Corp.                                       400            18,120
Sabre Holdings Corp., Class A                              600            14,466
Sybase, Inc. *                                             400             8,744
                                                                      ----------
                                                                         139,567
TEXTILES & APPAREL  0.6%
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                        140             5,015
Polo Ralph Lauren Corp.                                    300            16,842
VF Corp.                                                   300            16,602
                                                                      ----------
                                                                          38,459
WHOLESALE  1.0%
--------------------------------------------------------------------------------
Arrow Electronics, Inc. *                                  370            11,851
Avnet, Inc. *                                              300             7,182
McKesson Corp.                                             700            36,113

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF           VALUE
SECURITY                                              SHARES              ($)
Omnicare, Inc.                                             200            11,444
                                                                      ----------
                                                                          66,590
TOTAL COMMON STOCK
(COST $5,946,307)                                                      6,439,388

SECURITY                                           FACE AMOUNT           VALUE
      RATE, MATURITY DATE                              ($)                ($)
SHORT-TERM INVESTMENT 1.9% OF NET ASSETS

REPURCHASE AGREEMENT  1.9%
--------------------------------------------------------------------------------
State Street Bank & Trust Co.
   dated 12/30/05, due 1/3/06 at
   3.25% with a maturity value of
   $116,998 (fully collateralized
   by Federal Home Loan Bank
   Securities)                                         116,956           116,956
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $116,956)                                                          116,956

END OF INVESTMENTS.

At December 31, 2005 the tax basis cost of the fund's investments was $6,069,307, and the unrealized gains and losses were $583,589 and ($96,552), respectively.

* Non-income producing security

LAUDUS TRUST

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS As of December 31, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                      COST            VALUE
HOLDINGS BY CATEGORY                                   ($)             ($)
 98.6%   COMMON STOCK                             699,385,658       768,334,142

  2.0%   SHORT-TERM
         INVESTMENTS                               16,034,207        16,034,207
--------------------------------------------------------------------------------
100.6%   TOTAL INVESTMENTS                        715,419,865       784,368,349

  8.7%   COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                      67,643,128        67,643,128

(9.3)%   OTHER ASSETS AND
         LIABILITIES                                                (72,462,400)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                 779,549,077

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
COMMON STOCK 98.6% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE  1.2%
--------------------------------------------------------------------------------
Andersons, Inc. (a)                                     19,277           830,453
Cagle's, Inc., Class A *                                 9,220            70,533
Chiquita Brands International, Inc. (a)                 15,020           300,550
Flowers Foods, Inc.                                     44,325         1,221,597
J & J Snack Foods Corp.                                    133             7,901
Lance, Inc.                                             28,000           521,640
National Beverage Corp. *                                8,200            80,114
Penford Corp.                                           16,993           207,315
PepsiAmericas, Inc. (a)                                 83,920         1,951,979
Pilgrim's Pride Corp., Class B (a)                      40,066         1,328,589
Ralcorp Holdings, Inc. (a)*                              5,490           219,106
Seaboard Corp. (a)                                       1,022         1,544,242
Seneca Foods Corp., Class B *                            1,000            19,125
Tasty Baking Co.                                        14,430           108,225
The Hain Celestial Group, Inc. *                        34,225           724,201
Zapata Corp. *                                           2,729            15,746
                                                                      ----------
                                                                       9,151,316
AIRLINES  0.7%
--------------------------------------------------------------------------------
Air Methods Corp. (a)*                                   4,292            74,252
AirNet Systems, Inc. *                                  25,800            87,978
Alaska Air Group, Inc. *                                41,800         1,493,096
Macquaire Infrastructure Co. Trust                      51,170         1,576,036
Offshore Logistics, Inc. (a)*                           19,640           573,488
SkyWest, Inc. (a)                                       69,800         1,874,828
                                                                      ----------
                                                                       5,679,678
AUTOS  2.4%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. (a)*                       18,648           362,517
Autoliv, Inc.                                          142,940         6,492,335
BorgWarner, Inc.                                         8,654           524,692
Commercial Vehicle Group, Inc. (a)*                        574            10,780
Oshkosh Truck Corp.                                    160,060         7,137,075
Sequa Corp., Class A *                                  11,240           776,122
Supreme Industries, Inc., Class A                       15,400           119,196
Sypris Solutions, Inc. (a)                              11,000           109,780
TRW Automotive Holdings Corp. (a)*                     116,319         3,065,006
                                                                      ----------
                                                                      18,597,503
BANKS & CREDIT INSTITUTIONS  4.2%
--------------------------------------------------------------------------------
Accredited Home Lenders Holding Co. (a)*                52,592         2,607,511
Advanta Corp., Class A                                  11,700           352,521
Ameriana Bancorp                                         3,035            39,303
Ameris Bancorp (a)                                       2,531            50,215
Anchor Bancorp Wisconsin, Inc.                           1,100            33,374
Auburn National Bancorporation, Inc.                     1,300            29,445
Bancfirst Corp.                                          2,100           165,900
Bank of Hawaii Corp.                                   105,260         5,425,100
Bar Harbor Bankshares                                      817            21,503
Berkshire Bancorp, Inc.                                    960            16,205
Berkshire Hills Bancorp, Inc.                            4,239           142,006
Beverly Hills Bancorp, Inc. (a)                         23,168           240,252
BNCCORP, Inc. *                                          1,600            20,400
BOE Financial Services of Virginia, Inc.                   100             3,540
Britton & Koontz Capital Corp.                             526            11,099
Brunswick Bancorp *                                      5,500            65,423
BWC Financial Corp.                                        700            24,731
Capital Bank Corp.                                         703            10,791
Capital Crossing Bank (a)*                              16,882           563,859
Capitol Bancorp Ltd. (a)                                 6,900           258,336
Cardinal Financial Corp. (a)                            11,310           124,410
Carver Bancorp, Inc.                                     1,200            18,456
CCF Holdings Co.                                           450             7,988
Central Bancorp, Inc.                                    1,000            27,932
Centrue Financial Corp. *                                3,390            90,174
CFS Bancorp, Inc.                                        3,530            50,479
Citizens First Bancorp, Inc.                             4,700           110,826
Citizens Holdings Co.                                      700            15,785
Collegiate Funding Services (a)*                        19,140           378,015

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
Community Bank Shares of Indiana, Inc.                   4,277            97,516
Community Capital Corp.                                  2,289            50,587
Community Financial Corp.                                  860            18,903
Community Shores Bank Corp. *                            1,030            15,594
Community West Bancshares                                4,594            64,431
CompuCredit Corp. (a)*                                  55,600         2,139,488
Cooperative Bankshares, Inc.                               700            14,245
Corus Bankshares, Inc. (a)                              59,200         3,331,184
Cowlitz Bancorp *                                        1,600            22,320
Desert Community Bank                                      600            19,854
EFC Bancorp, Inc.                                        2,200            75,570
Elmira Savings Bank, FSB                                 1,090            29,735
Evans Bancorp, Inc.                                        941            19,446
Exchange National Bancshares, Inc.                       2,154            63,543
Federal Agricultural Mortgage Corp., Class C (a)         8,760           262,187
Fidelity Bancorp, Inc.                                     650            12,266
Fidelity Southern Corp.                                  2,725            48,778
First Bancorp of Indiana, Inc.                             800            17,600
First Bancshares, Inc.                                     700            12,719
First BancTrust Corp.                                    5,540            67,865
First Capital, Inc.                                        900            16,110
First Citizens BancShares, Inc., Class A                 2,580           450,004
First Defiance Financial Corp.                           3,970           107,547
First Federal Bancshares of Arkansas, Inc.               7,300           177,390
First Federal Bancshares, Inc.                           2,693            49,821
First Federal Bankshares, Inc.                           2,400            46,680
First Financial Service Corp. (a)                          211             6,111
First Franklin Corp.                                       600             9,606
First Indiana Corp.                                        400            13,752
First M&F Corp.                                          3,100           105,400
First Merchants Corp. (a)                                  300             7,800
First Niagra Financial Group, Inc. (a)                 136,987         1,982,202
First Place Financial Corp.                             17,444           419,528
First Regional Bancorp *                                 4,937           333,494
First United Corp.                                       1,000            21,230
First West Virginia Bancorp, Inc.                        3,300            63,855
FirstBank NW Corp.                                       4,020           128,278
FirstFed Financial Corp. (a)*                           41,200         2,246,224
Flag Financial Corp.                                    12,184           205,300
FMS Financial Corp.                                      1,377            24,177
FNB Corp. of North Carolina (a)                          2,666            50,521
FNB Corp. of Virginia (a)                                5,596           171,629
FNB Financial Services Corp.                               625            10,250
Glen Burnie Bancorp                                        400             8,600
GS Financial Corp.                                       1,070            15,783
Guaranty Federal Bancshares, Inc. (a)                    2,370            66,123
Habersham Bancorp                                        7,400           166,315
Harleysville Savings Financial Corp.                       600            10,785
HF Financial Corp.                                       5,150            97,721
HMN Financial, Inc. (a)                                  1,700            50,150
Home Federal Bancorp                                     1,618            40,450
Hopfed Bancorp, Inc.                                       675            10,699
Horizon Bancorp                                          2,236            58,919
Independent Bank Corp. Michigan                          4,200           114,366
Integra Bank Corp. (a)                                  12,832           273,835
Intervest Bancshares Corp. *                            19,237           476,116
ITLA Capital Corp. *                                     5,517           269,505
Leesport Financial Corp.                                 2,451            58,824
LSB Bancshares, Inc.                                    17,500           309,540
LSB Financial Corp.                                        330             9,257
MAF Bancorp, Inc. (a)                                    3,154           130,513
MASSBANK Corp.                                          10,320           340,044
MFB Corp.                                                2,000            55,430
MidWestOne Financial Group, Inc.                         2,301            41,314
Monroe Bancorp                                             113             1,808
MutualFirst Financial, Inc.                                164             3,612
National Mercantile Bancorp *                            3,022            58,899
New Hampshire Thrift Bancshares, Inc.                    1,000            14,740
North Central Bancshares, Inc.                             200             7,720
Northeast Bancorp                                        1,200            28,800
Northrim BanCorp, Inc.                                   1,730            40,569
Northway Financial, Inc.                                 1,400            48,475
OceanFirst Financial Corp.                               5,143           117,055
PAB Bankshares, Inc.                                     2,100            38,325
Park Bancorp, Inc.                                         905            28,417
Parkvale Financial Corp.                                   752            21,206
Peoples Bancorp of North Carolina                        6,147           138,584
Peoples BancTrust Co., Inc.                              1,790            34,851
PFF Bancorp, Inc. (a)                                    4,310           131,541
Pinnacle Bancshares, Inc.                                1,500            22,200
Pocahontas Bancorp, Inc.                                 1,800            23,310
Premier Community Bankshares, Inc.                         997            22,931
Princeton National Bancorp, Inc.                         2,961            98,453
Provident Bankshares Corp. (a)                          32,700         1,104,279
Provident Financial Holdings, Inc.                      12,000           315,600
Renasant Corp. (a)                                       4,299           135,977
Republic First Bancorp, Inc. *                           9,783           128,646
River Valley Bancorp                                       600            11,238
Shore Bancshares, Inc.                                   7,274           230,731
Simmons First National Corp.,
   Class A (a)                                           1,120            31,024
TD Banknorth, Inc. (a)                                  73,740         2,142,147
Team Financial, Inc.                                     1,050            15,068
Teche Holding Co.                                        1,000            39,110
TF Financial Corp.                                       2,600            73,970
Timberland Bancorp, Inc.                                 3,477            81,574
United Bancshares, Inc. (a)                              1,140            18,468

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)

United Community Financial Corp. (a)                    19,963           235,763
United Financial Corp. (a)                               1,480            30,710
United Security Bancshares, Inc. (a)                       872            23,378
Unity Bancorp, Inc.                                      7,176           100,464
Wainwright Bank & Trust Co.                              2,556            25,739
Washington Banking Co.                                   3,814            69,567
Washington Savings Bank, F.S.B.                          9,650            83,955
WSFS Financial Corp.                                     2,202           134,872
WVS Financial Corp. (a)                                  1,900            30,799
                                                                      ----------
                                                                      32,485,183
BASIC MINERALS & METALS  3.8%
--------------------------------------------------------------------------------
A.M. Castle & Co. *                                     15,960           348,566
Aleris International, Inc. *                            74,480         2,401,235
Allegheny Technologies, Inc. (a)                       235,300         8,489,624
Commercial Metals Co.                                   46,760         1,755,370
Encore Wire Corp. *                                     25,903           589,552
Harsco Corp. (a)                                         1,000            67,510
Lone Star Technologies, Inc. (a)*                       78,330         4,046,528
Maverick Tube Corp. (a)*                                82,810         3,300,807
Northwest Pipe Co. *                                     3,601            96,507
NS Group, Inc. *                                        48,300         2,019,423
Ryerson Tull, Inc. (a)                                  36,562           889,188
Southern Peru Copper Corp. (a)                             500            33,490
Superior Essex, Inc. *                                  29,689           598,530
Walter Industries, Inc. (a)                            100,640         5,003,821
                                                                      ----------
                                                                      29,640,151
CELLULAR & WIRELESS  1.4%
--------------------------------------------------------------------------------
NII Holdings, Inc. (a)*                                 65,006         2,839,462
Telephone & Data Systems, Inc.                         182,217         6,565,279
Telephone & Data Systems, Inc.,
   Special Shares (a)                                   17,610           609,482
U.S. Cellular Corp. *                                   12,430           614,042
                                                                      ----------
                                                                      10,628,265
CHEMICALS & RUBBER  1.2%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                       16,400           352,928
Arch Chemicals, Inc. (a)                                30,020           897,598
Bairnco Corp.                                            2,300            20,056
Bandag, Inc.                                            16,170           689,974
Eastman Chemical Co. (a)                                31,738         1,637,364
Hercules, Inc. (a)*                                    194,358         2,196,245
Hexcel Corp. *                                          40,000           722,000
LESCO, Inc. *                                            9,257           141,262
NewMarket Corp. *                                        3,330            81,452
RPM International, Inc. (a)                             27,240           473,159
Stepan Co. (a)                                          14,080           378,611
Terra Industries, Inc. (a)*                             85,370           478,072
The Scotts Miracle-Gro Co., Class A                     12,970           586,763
Westlake Chemical Corp. (a)                             17,640           508,208
                                                                      ----------
                                                                       9,163,692
COMMERCIAL AIRCRAFT & COMPONENTS  0.1%
--------------------------------------------------------------------------------
BE Aerospace, Inc. *                                    31,222           686,884
Ladish Co., Inc. *                                       3,970            88,729
Triumph Group, Inc. *                                    1,590            58,210
                                                                      ----------
                                                                         833,823
COMMUNICATIONS UTILITIES  0.6%
--------------------------------------------------------------------------------
Atlantic Tele-Network, Inc.                              1,700            71,230
CNET Networks, Inc. (a)*                                44,019           646,639
CT Communications, Inc.                                 43,156           523,914
D&E Communications, Inc.                                 2,010            16,743
Earthlink, Inc. (a)*                                   187,440         2,082,458
General Communication, Inc., Class A *                   3,320            34,296
Golden Telecom, Inc. (a)                                 1,345            34,916
Hector Communications Corp. (a)                          4,800           135,840
Valor Communications Group, Inc. (a)                    63,200           720,480
Vignette Corp. *                                        22,105           360,533
                                                                      ----------
                                                                       4,627,049
CONSTRUCTION & HOMEBUILDING  3.0%
--------------------------------------------------------------------------------
Beazer Homes USA, Inc. (a)                             100,710         7,335,716
Brookfield Homes Corp.                                   7,202           358,155
Cavco Industries, Inc. *                                   702            26,873
Comfort Systems USA, Inc.                                1,520            13,984
Granite Construction, Inc. (a)                          29,200         1,048,572
MDC Holdings, Inc. (a)                                  73,733         4,569,971
Meadow Valley Corp. (a)*                                 2,151            24,909
Meritage Corp. *                                        48,360         3,042,811
Orleans Homebuilders, Inc. (a)                           3,100            56,885
Technical Olympic USA, Inc. (a)                         25,435           536,424
The Ryland Group, Inc. (a)                              72,460         5,226,540
WCI Communities, Inc. (a)*                              33,370           895,985
                                                                      ----------
                                                                      23,136,825
CONSTRUCTION MATERIALS  1.3%
--------------------------------------------------------------------------------
Ameron International Corp.                               4,000           182,320
Apogee Enterprises, Inc. (a)                               900            14,598
Eagle Materials, Inc. (a)                               48,005         5,873,892
Florida Rock Industries, Inc.                            7,825           383,895
Lafarge North America, Inc. (a)                         37,750         2,077,005
Martin Marietta Materials, Inc.                          4,700           360,584
MDU Resources Group, Inc. (a)                           19,000           622,060
Oil-Dri Corp. of America                                 6,300           111,069
U.S. Concrete, Inc. *                                   22,144           209,925
United States Lime & Minerals, Inc. *                      760            20,117
                                                                      ----------
                                                                       9,855,465

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
CONSUMER DURABLES  0.4%
--------------------------------------------------------------------------------
Thor Industries, Inc. (a)                               67,138         2,690,219
Universal Electronics, Inc. *                           18,316           315,585
                                                                      ----------
                                                                       3,005,804
DRUGS & PHARMACEUTICALS  2.1%
--------------------------------------------------------------------------------
Alpharma, Inc., Class A                                  8,200           233,782
Dade Behring, Inc.                                     164,346         6,720,108
E-Z-EM, Inc. *                                           8,820           201,978
Endo Pharmaceutical Holdings, Inc. (a)*                149,245         4,516,154
Natural Alternative International, Inc. *                8,201            53,142
Nature's Sunshine Products, Inc. (a)                    24,325           439,796
Schiff Nutrition International, Inc. *                   8,400            42,756
United Therapeutics Corp. *                             65,609         4,534,894
                                                                      ----------
                                                                      16,742,610
ELECTRIC UTILITIES  3.2%
--------------------------------------------------------------------------------
Alliant Energy Corp. (a)                               236,400         6,628,656
Avista Corp.                                            89,160         1,579,024
CH Energy Group, Inc. (a)                                3,781           173,548
Cleco Corp.                                             97,920         2,041,632
Duquesne Light Holdings, Inc. (a)                      160,880         2,625,562
Florida Public Utilites Co.                              8,640           117,936
Foster Wheeler Ltd. *                                    1,480            54,434
Green Mountain Power Corp.                               6,070           174,634
Pepco Holdings, Inc. (a)                               155,440         3,477,193
Pinnacle West Capital Corp.                             56,932         2,354,138
UIL Holdings Corp. (a)                                  12,200           561,078
Unitil Corp.                                             2,180            54,718
Westar Energy, Inc.                                    234,257         5,036,525
                                                                      ----------
                                                                      24,879,078
FINANCIAL INVESTMENTS  0.8%
--------------------------------------------------------------------------------
American Capital Strategies Ltd. *                      66,703         2,415,316
California First National Bancorp                        1,540            20,020
Capital Southwest Corp. (a)                                300            27,150
ePlus, Inc. *                                            9,480           131,127
Jackson Hewitt Tax Service, Inc.                         6,710           185,934
MCG Capital Corp. (a)                                  112,027         1,634,474
McGrath Rentcorp.                                          783            21,767
PICO Holdings, Inc. *                                   23,835           768,917
Universal Compression Holdings, Inc. (a)*               15,790           649,285
Willis Lease Finance Corp. *                            21,670           176,611
                                                                      ----------
                                                                       6,030,601
FOREST PRODUCTS & PAPER  0.3%
--------------------------------------------------------------------------------
CSS Industries, Inc.                                    10,780           331,269
DSG International Ltd. *                                 1,630             8,965
Greif, Inc., Class A                                    14,300           947,804
Lydall, Inc. *                                          22,700           185,005
Mod-Pac Corp. (a)*                                       4,940            55,526
Nashua Corp. *                                           3,500            24,570
Packaging Dynamics Corp.                                 3,431            38,324
Universal Forest Products, Inc. (a)                     16,500           911,625
                                                                      ----------
                                                                       2,503,088
FURNITURE & HOUSEHOLD ITEMS  2.7%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                               11,700            47,385
Acuity Brands, Inc.                                     24,500           779,100
Aldila, Inc.                                            10,790           274,390
American Biltrite, Inc. *                                  445             4,828
Atlantis Plastics, Inc., Class A (a)*                   12,980            94,105
AZZ, Inc. *                                              6,530           117,801
Bassett Furniture Industries, Inc.                      14,700           271,950
Callaway Golf Co. (a)                                  214,740         2,972,002
Central Garden & Pet Co. *                              31,051         1,426,483
Channell Commercial Corp. *                              5,350            26,557
Chase Corp.                                              1,300            18,785
Chromcraft Revington, Inc. *                             1,930            25,283
Communications Systems, Inc. (a)                         9,840           120,835
Ethan Allen Interiors, Inc. (a)                         39,480         1,442,204
Genlyte Group, Inc. *                                    1,794            96,105
Griffon Corp. *                                         16,690           397,389
Herman Miller, Inc.                                      2,503            70,560
JAKKS Pacific, Inc. (a)*                                68,709         1,438,766
Kimball International, Inc., Class B (a)                 2,586            27,489
Knape & Vogt Manufacturing Co.                           4,001            57,114
LSI Industries, Inc.                                    11,900           186,354
Movado Group, Inc.                                      57,590         1,053,897
Myers Industries, Inc.                                  18,520           270,022
National Presto Industries, Inc.                        11,600           514,460
Preformed Line Products Co.                              4,200           179,718
Raven Industries, Inc. (a)                              21,164           610,581
RC2 Corp. (a)*                                           6,258           222,284
Stanley Furniture Co., Inc.                              2,170            50,301
Steelcase, Inc., Class A                               146,760         2,323,211
Summa Industries                                         1,241             9,680
The Lamson & Sessions Co. (a)*                          18,300           457,866
Thomas & Betts Corp. *                                 124,540         5,225,698
West Pharmaceutical Services, Inc. (a)                   9,530           238,536
                                                                      ----------
                                                                      21,051,739
GAS & OTHER PUBLIC UTILITIES  1.7%
--------------------------------------------------------------------------------
Artesian Resources Corp., Class A (a)                    1,701            50,350
California Water Service Group                          11,440           437,351
Chesapeake Utilities Corp.                               8,210           252,868
Clean Harbors, Inc. (a)*                                 3,199            92,163
Nicor, Inc. (a)                                        100,960         3,968,738
RGC Resources, Inc.                                        124             3,132
SJW Corp.                                               14,420           656,110

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
South Jersey Industries (a)                             40,120         1,169,097
Southwest Water Co. (a)                                 52,371           749,427
The Laclede Group, Inc.                                 15,750           460,057
Vectren Corp. (a)                                      161,410         4,383,896
Waste Industries USA, Inc.                              14,242           183,437
WGL Holdings, Inc. (a)                                  16,000           480,960
                                                                      ----------
                                                                      12,887,586
GOVERNMENT AIRCRAFT & DEFENSE  0.2%
--------------------------------------------------------------------------------
Dril-Quip, Inc. *                                       16,600           783,520
Herley Industries, Inc. *                                7,112           117,419
Todd Shipyards Corp.                                     3,050            79,300
United Industrial Corp. (a)                              9,820           406,254
                                                                      ----------
                                                                       1,386,493
HEALTH CARE & HOSPITAL  2.7%
--------------------------------------------------------------------------------
Allied Healthcare International, Inc. *                 57,734           354,487
Almost Family, Inc. (a)*                                 5,006            80,096
American Shared Hospital Services                        9,500            59,660
Community Health Systems, Inc. (a)*                        910            34,889
Five Star Quality Care, Inc. *                          22,870           179,987
Health Net, Inc. (a)*                                  118,002         6,083,003
Kindred Healthcare, Inc. (a)*                           11,004           283,463
Manor Care, Inc. (a)                                   181,655         7,224,419
MedCath Corp. (a)*                                      15,412           285,893
MEDTOX Scientific, Inc. *                               15,000           113,700
National Dentex Corp. *                                  2,370            53,420
National Healthcare Corp. (a)                            6,024           225,177
National Home Health Care Corp.                          1,891            18,456
Pediatric Services of America, Inc. *                   11,106           156,928
Pediatrix Medical Group, Inc. *                         60,990         5,401,884
Psychemedics Corp.                                       8,390           115,782
RehabCare Group, Inc. *                                 17,400           351,480
Res-Care, Inc. *                                        25,050           435,119
                                                                      ----------
                                                                      21,457,843
INFORMATION & SERVICES  5.0%
--------------------------------------------------------------------------------
Ablest, Inc. *                                           1,510            12,669
ABM Industries, Inc.                                   124,900         2,441,795
Administaff, Inc. (a)                                    2,160            90,828
Albany Molecular Research, Inc. (a)*                     1,681            20,424
Ambassadors Groups, Inc.                                15,200           347,928
American Retirement Corp. (a)*                          45,170         1,135,122
Barrett Business Services, Inc. *                        1,200            29,988
Butler International, Inc. *                               732             2,452
Capital Title Group, Inc. (a)                           47,139           260,679
Carriage Services, Inc. (a)*                            32,630           163,150
Cass Information Systems, Inc.                           1,175            39,010
CBIZ, Inc. (a)*                                         87,532           526,943
CDI Corp. (a)                                           35,860           982,564
CheckFree Corp. *                                      139,482         6,402,224
Convergys Corp. *                                       57,940           918,349
Corrections Corp. of America (a)*                       46,940         2,110,892
Ecology & Environment, Inc.                              3,230            28,812
Equifax, Inc.                                            6,630           252,073
Escala Group, Inc. (a)*                                    793            16,082
Exponent, Inc. *                                        22,860           648,767
Forrester Research, Inc. *                              33,881           635,269
Franklin Covey Co. *                                    17,860           112,875
Hallwood Group, Inc. *                                     827            64,407
Hudson Highland Group, Inc. (a)*                        14,518           252,032
ICT Group, Inc. *                                        2,135            36,188
Jones Lang LaSalle, Inc.                                 5,557           279,795
Kelly Services, Inc., Class A (a)                       18,460           484,021
Kendle International, Inc. *                            34,234           881,183
Labor Ready, Inc. (a)*                                   3,480            72,454
Layne Christensen Co. *                                 11,900           302,617
Mac-Gray Corp. *                                        14,200           165,430
Manpower, Inc.                                          22,260         1,035,090
MAXIMUS, Inc.                                           11,400           418,266
Metal Management, Inc. (a)                               7,176           166,914
Michael Baker Corp. (a)*                                21,500           549,325
Monro Muffler Brake, Inc.                               29,000           879,280
MPS Group, Inc. (a)*                                   191,574         2,618,816
National Technical Systems, Inc. *                      12,640            63,200
NCO Group, Inc. (a)*                                    26,059           440,918
Nobel Learning Communities, Inc. *                      16,200           152,928
Opinion Research Corp. (a)*                              2,700            15,201
Pharmaceutical Product Development,
   Inc. (PPD)                                           82,354         5,101,830
PRA International *                                     12,228           344,218
RCM Technologies, Inc. *                                 7,818            39,872
Schnitzer Steel Industries, Inc., Class A (a)           46,910         1,434,977
Security National Financial Corp., Class A *             1,375             5,225
SOURCECORP, Inc. *                                      43,824         1,050,899
SRI/Surgical Express, Inc. *                             7,639            45,834
Steiner Leisure Ltd. *                                  17,596           625,714
Talx Corp. (a)                                           5,428           248,114
TeleTech Holdings, Inc. (a)*                            58,700           707,335
The Shaw Group, Inc. *                                   1,890            54,980
Trammell Crow Co. *                                     15,860           406,809
URS Corp. *                                             25,900           974,099
Vertrue, Inc. (a)*                                      15,900           561,747
Volt Information Sciences, Inc. *                        6,600           125,532
West Corp. *                                            36,733         1,548,296
                                                                      ----------
                                                                      39,332,441

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
INSTRUMENTS  4.6%
--------------------------------------------------------------------------------
Allied Healthcare Products, Inc. *                       6,100            35,014
Armor Holdings, Inc. (a)*                                4,585           195,550
Arthrocare Corp. (a)*                                    3,790           159,711
Astro-Med, Inc.                                          1,653            18,828
Atrion Corp.                                               770            53,461
Bausch & Lomb, Inc. (a)                                101,100         6,864,690
Bio-Rad Laboratories, Inc., Class A *                    1,230            80,491
Checkpoint Systems, Inc. *                              80,370         1,981,121
Coherent, Inc. *                                        23,714           703,832
Compex Technologies, Inc. *                             13,979            91,423
Conmed Corp. *                                          11,948           282,690
Data I/O Corp. *                                           200               850
Datascope Corp.                                         18,805           621,505
DJ Orthopedics, Inc. *                                  62,540         1,724,853
Edwards Lifesciences Corp. (a)*                        115,690         4,813,861
Esterline Technologies Corp. *                          12,600           468,594
Frequency Electronics, Inc.                              3,401            35,676
Haemonetics Corp. *                                     39,520         1,930,947
Integra LifeSciences Holdings Corp. (a)*                 4,799           170,173
Iridex Corp. *                                           9,840            77,342
K-Tron International, Inc. *                             2,400            89,040
LeCroy Corp. *                                           9,400           143,726
Mesa Laboratories, Inc.                                  1,308            18,704
Misonix, Inc. *                                          4,880            21,179
MOCON, Inc.                                              3,123            29,106
Molecular Devices Corp. (a)*                             8,092           234,102
MTS Systems Corp. (a)                                   19,507           675,722
New Brunswick Scientific Co., Inc. *                     4,660            32,107
O.I. Corp. *                                             1,800            22,320
Oakley, Inc. (a)                                         7,530           110,616
Orthofix International NV *                                510            20,344
Perceptron, Inc. *                                      17,300           122,484
Respironics, Inc. *                                      8,014           297,079
Span-America Medical Systems, Inc.                       2,712            27,798
Steris Corp.                                           184,240         4,609,685
Teleflex, Inc. (a)                                      74,963         4,871,096
Thoratec Corp. (a)*                                     90,100         1,864,169
Viasys Healthcare, Inc. (a)*                            75,810         1,948,317
Vital Signs, Inc.                                        8,620           369,108
ZEVEX International, Inc. (a)*                           8,380           101,398
Zygo Corp. *                                            10,880           159,827
                                                                      ----------
                                                                      36,078,539
INSURANCE  6.2%
--------------------------------------------------------------------------------
Alleghany Corp. *                                        2,575           731,300
American National Insurance Co.                         12,222         1,429,852
American Physicians Capital, Inc. *                     14,739           674,899
American Safety Insurance Holdings Ltd. (a)*             3,200            53,536
AmerUs Group Co. (a)                                    51,578         2,922,925
Argonaut Group, Inc. (a)*                               12,667           415,098
Ceres Group, Inc. *                                     26,926           139,207
CNA Financial Corp. (a)*                                74,340         2,433,148
Commerce Group, Inc.                                     7,600           435,328
Delphi Financial Group, Inc., Class A (a)               11,800           542,918
FBL Financial Group, Inc., Class A                       1,300            42,653
Great American Financial Resources, Inc.                26,160           519,014
HCC Insurance Holdings, Inc.                           140,600         4,173,008
Horace Mann Educators Corp.                             85,660         1,624,114
Independence Holding Co.                                 6,710           131,180
Investors Title Co.                                      2,411           101,720
Kansas City Life Insurance Co. (a)                       3,723           186,448
Max Re Capital Ltd.                                     72,814         1,890,980
Meadowbrook Insurance Group, Inc. *                     48,311           282,136
Merchants Group, Inc.                                      500            15,075
National Financial Partners Corp. (a)                   27,750         1,458,262
National Western Life Insurance Co.,
   Class A *                                             2,257           466,996
NYMAGIC, Inc.                                            7,650           189,643
Odyssey Re Holdings Corp. (a)                            7,990           200,389
Old Republic International Corp.                       120,600         3,166,956
Philadelphia Consolidated Holding Co. *                 29,949         2,895,769
Presidential Life Corp.                                 35,817           681,956
Radian Group, Inc. (a)                                 118,080         6,918,307
Reinsurance Group of America, Inc.                      76,430         3,650,297
RTW, Inc. *                                              3,900            37,050
Safety Insurance Group, Inc.                            33,245         1,342,101
Scottish Re Group Ltd.                                 127,300         3,125,215
Selective Insurance Group, Inc. (a)                     10,600           562,860
StanCorp Financial Group, Inc.                          25,000         1,248,750
State Auto Financial Corp.                               3,044           110,984
Stewart Information Services Corp. (a)                   3,410           165,965
The Midland Co. (a)                                      5,465           196,959
Unico American Corp. *                                  10,910           102,008
United America Indemnity Ltd., Class A *                26,483           486,228
United Fire & Casualty Co. (a)                           5,900           238,537
USI Holdings Corp. (a)*                                 10,230           140,867
Zenith National Insurance Corp.                         43,815         2,020,748
                                                                      ----------
                                                                      48,151,386

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
IT HARDWARE  4.6%
--------------------------------------------------------------------------------
American Technical Ceramics Corp. *                     11,360           102,467
Anaren, Inc. *                                           8,560           133,793
Applied Innovation, Inc. (a)*                            3,100            10,261
Arris Group, Inc. (a)*                                 313,700         2,970,739
ATMI, Inc. (a)*                                         29,359           821,171
BTU International, Inc. (a)*                             6,575            82,910
Cobra Electronics Corp. *                                3,591            48,012
Cohu, Inc. (a)                                          39,275           898,219
CTS Corp. (a)                                           19,800           218,988
DSP Group, Inc. (a)*                                    28,024           702,281
EMS Technologies, Inc. *                                15,568           275,554
Emulex Corp. *                                          87,640         1,734,396
Espey Manufacturing & Electronics Corp.                  2,050            75,440
Globecomm Systems, Inc. (a)*                            25,418           156,829
Harris Corp.                                            30,163         1,297,311
Imation Corp.                                           59,740         2,752,222
Intersil Holding Corp., Class A (a)                    295,800         7,359,504
IXYS Corp. *                                            13,258           154,986
LSI Logic Corp. (a)*                                    62,980           503,840
MEMC Electronic Materials, Inc. (a)*                     9,500           210,615
Merrimac Industries, Inc. *                              1,400            12,635
Microsemi Corp. *                                      169,166         4,679,132
ON Semiconductor Corp. (a)*                            384,989         2,128,989
Optical Cable Corp. *                                    2,110            11,516
Orbit International Corp. (a)*                             781             9,734
Park Electrochemical Corp. (a)                          31,600           820,968
Photronics, Inc. (a)*                                   77,424         1,166,006
Semitool, Inc. *                                        27,575           300,016
SonicWALL, Inc. (a)*                                   155,000         1,227,600
Sparton Corp.                                           10,274            92,057
Spectrum Control, Inc. *                                 9,370            58,188
Standard Microsystems Corp. *                           27,089           777,183
Stratos International, Inc. (a)*                        33,721           205,698
Supertex, Inc. *                                        18,189           804,863
Symmetricom, Inc. *                                     47,049           398,505
Trident Microsystems, Inc. (a)*                        150,110         2,701,980
Vishay Intertechnology, Inc. *                           1,550            21,405
                                                                      ----------
                                                                      35,926,013
LAND & WATER TRANSPORTATION  1.9%
--------------------------------------------------------------------------------
Alexander & Baldwin, Inc.                                3,376           183,114
Arkansas Best Corp. (a)                                 77,657         3,392,058
B & H Ocean Carriers Ltd. (a)*                           2,390            44,693
Celadon Group, Inc. *                                    2,214            63,763
CNF, Inc. (a)                                          113,500         6,343,515
Frozen Food Express Industries, Inc. *                  33,699           371,700
GulfMark Offshore, Inc. *                                  941            27,872
HUB Group, Inc., Class A (a)*                            6,400           226,240
International Shipholding Corp. *                        4,704            73,147
J.B. Hunt Transport Services, Inc. (a)                   1,225            27,734
Kirby Corp. (a)*                                        25,250         1,317,293
Maritrans, Inc.                                         25,520           664,030
Marten Transport Ltd. *                                 11,049           201,313
Old Dominion Freight Line *                             34,461           929,758
USA Truck, Inc. (a)*                                     2,140            62,338
Werner Enterprises, Inc. (a)                            41,210           811,837
                                                                      ----------
                                                                      14,740,405
METAL PRODUCTS & MACHINERY  4.5%
--------------------------------------------------------------------------------
Allied Motion Technologies, Inc. *                       4,606            19,576
Astec Industries, Inc. *                                 4,670           152,522
Baldor Electric Co.                                      2,800            71,820
Bonso Electronic International, Inc.                    11,533            46,824
Circor International, Inc.                               2,500            64,150
Crown Holdings, Inc. *                                   6,590           128,703
Cummins, Inc.                                           88,583         7,948,553
Eastern Co.                                              3,280            63,993
EnerSys *                                               14,824           193,305
EnPro Industries, Inc. (a)*                             40,660         1,095,787
Evans & Sutherland Computer Corp. *                        809             3,964
Gardner Denver, Inc. *                                  15,630           770,559
Gehl Co. (a)*                                           10,123           265,729
Gerber Scientific, Inc. *                               53,630           513,239
Graham Corp.                                             1,200            27,000
Hardinge, Inc.                                           7,028           121,233
International Aluminum Corp.                             2,200            88,550
Intevac, Inc. *                                          2,720            35,904
JLG Industries, Inc. (a)                                22,300         1,018,218
Joy Global, Inc.                                       145,152         5,806,080
Kennametal, Inc. (a)                                    64,000         3,266,560
Lennox International, Inc. (a)                          75,300         2,123,460
Lincoln Electric Holdings, Inc.                            800            31,728
Material Sciences Corp. *                                2,100            29,610
Mestek, Inc. (a)*                                       10,700           140,170
NCI Building Systems, Inc. (a)*                         16,300           692,424
NN, Inc.                                                 4,259            45,145
Q.E.P. Co., Inc. *                                       2,489            26,707
Regal Beloit Corp. (a)                                  63,530         2,248,962
Reinhold Industries, Inc., Class A                       2,200            43,736
Rimage Corp. *                                           6,250           181,125
Robbins & Myers, Inc. (a)                               25,850           526,047
Shiloh Industries, Inc. *                                  450             5,967
SL Industries, Inc. *                                   10,470           168,043
SPX Corp.                                                3,670           167,976
Standex International Corp.                             15,570           432,223
TB Woods Corp *                                          1,837            12,675

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
Tennant Co.                                              1,000            52,000
The Oilgear Co. *                                          300             3,003
The Timken Co. (a)                                     160,380         5,135,368
Twin Disc, Inc.                                          1,680            75,079
Velcro Industries N.V.                                   5,020            71,535
Water Pik Technologies, Inc. *                           5,540           118,944
Woodward Governor Co.                                    8,870           762,909
                                                                      ----------
                                                                      34,797,105
MISCELLANEOUS FINANCE  2.2%
--------------------------------------------------------------------------------
A.G. Edwards, Inc. (a)                                 161,920         7,587,571
Affiliated Managers Group, Inc. (a)*                    70,800         5,681,700
Nuveen Investments, Inc., Class A (a)                    2,500           106,550
Piper Jaffray Cos. *                                       300            12,120
Raymond James Financial, Inc. (a)                       85,510         3,221,162
SWS Group, Inc.                                         37,204           779,052
Value Line, Inc.                                           366            12,887
                                                                      ----------
                                                                      17,401,042
OIL & COAL RESOURCES  3.0%
--------------------------------------------------------------------------------
Arch Coal, Inc. (a)                                      2,600           206,700
ATP Oil & Gas Corp. *                                    5,400           199,854
Berry Petroleum Co., Class A                            19,800         1,132,560
Callon Petroleum Co. *                                  35,440           625,516
Cimarex Energy Co. (a)*                                 40,900         1,759,109
CONSOL Energy, Inc. (a)                                 49,296         3,213,113
Denbury Resources, Inc. *                                7,800           177,684
Eastern American Natural Gas Trust                         580            16,530
Foundation Coal Holdings, Inc.                          27,830         1,057,540
Massey Energy Co.                                        3,760           142,391
Penn Virginia Corp.                                      4,864           279,194
Pogo Producing Co. (a)                                 125,500         6,251,155
Remington Oil & Gas Corp. (a)*                           8,800           321,200
Southwestern Energy Co. *                               48,650         1,748,481
Swift Energy Co. *                                      12,300           554,361
Teton Energy Corp. *                                    12,900            76,110
Ultra Petroleum Corp. (a)*                              57,500         3,208,500
W&T Offshore, Inc. (a)                                  33,600           987,840
Whiting Petroleum Corp. (a)*                            42,087         1,683,480
                                                                      ----------
                                                                      23,641,318
OIL DISTRIBUTION  1.9%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                           8,959           204,623
Frontier Oil Corp.                                     133,005         4,991,678
Giant Industries, Inc. (a)*                             43,200         2,244,672
Tesoro Petroleum Corp. (a)                             117,500         7,232,125
                                                                      ----------
                                                                      14,673,098
OIL DRILLING & SERVICES  4.1%
--------------------------------------------------------------------------------
Bolt Technology Corp. (a)*                              14,000           196,420
Cal Dive International, Inc. (a)*                        9,800           351,722
Grant Prideco, Inc. *                                  150,400         6,635,648
Grey Wolf, Inc. (a)*                                    10,000            77,300
Hydril Co. (a)*                                          6,800           425,680
Lufkin Industries, Inc.                                 29,340         1,463,186
NATCO Group, Inc., Class A *                             2,700            55,242
Oceaneering International, Inc. *                       40,700         2,026,046
Oil States International, Inc. *                         8,300           262,944
Pride International, Inc. (a)*                          53,800         1,654,350
Rowan Cos., Inc. (a)*                                  174,800         6,229,872
Tetra Technologies, Inc. *                              94,778         2,892,624
Tidewater, Inc. (a)                                     69,510         3,090,415
Todco, Class A *                                       147,200         5,602,432
Veritas DGC, Inc. *                                      4,100           145,509
W-H Energy Services, Inc. (a)*                          34,750         1,149,530
                                                                      ----------
                                                                      32,258,920
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.9%
--------------------------------------------------------------------------------
Baldwin Technology Co., Inc., Class A *                 30,400           123,120
Electronics for Imaging *                                  175             4,657
Global Payment Technologies, Inc. *                      2,098             5,560
Hypercom Corp. *                                        29,070           185,757
Intermec, Inc. *                                        59,324         2,005,151
Key Tronic Corp. *                                       9,770            31,361
M-Systems Flash Disk Pioneers Ltd. (a)*                 85,300         2,825,136
Printronix, Inc.                                         2,745            42,163
SafeNet, Inc. (a)*                                      54,659         1,761,113
VASCO Data Security International, Inc. (a)*            25,069           247,180
                                                                      ----------
                                                                       7,231,198
PUBLISHING, BROADCASTING & CINEMA  2.0%
--------------------------------------------------------------------------------
American Greetings Corp., Class A (a)                   97,403         2,139,944
Banta Corp. (a)                                         41,800         2,081,640
Cadmus Communications Corp.                              2,700            54,351
Champion Industries, Inc.                                5,160            22,704
Monster Worldwide, Inc. (a)*                           201,953         8,243,722
Outlook Group Corp.                                      3,860            42,653
Regent Communications, Inc. *                           35,184           163,254
Scholastic Corp. (a)*                                   59,531         1,697,229
The Reader's Digest Association, Inc.,
   Class A                                              77,670         1,182,137
Tufco Technologies, Inc. *                               2,042            11,435
World Wrestling Entertainment, Inc. (a)                  8,160           119,789
                                                                      ----------
                                                                      15,758,858
REAL ESTATE DEVELOPMENT  0.3%
--------------------------------------------------------------------------------
Alderwoods Group, Inc. *                                67,080         1,064,560
AMREP Corp. *                                           11,150           291,349

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
Avatar Holdings, Inc. (a)*                               5,597           307,387
Bluegreen Corp. (a)*                                     2,405            37,999
ILX Resorts, Inc. (a)                                    3,100            32,240
J.W. Mays, Inc. *                                          500             8,567
Patriot Transportation Holding, Inc. *                     600            39,501
Stewart Enterprises, Inc., Class A (a)                  76,087           411,631
Tarragon Corp. *                                         1,500            30,930
United Capital Corp. (a)*                                7,800           192,426
Wellsford Real Properties, Inc.                         12,500            75,000
                                                                      ----------
                                                                       2,491,590
REAL ESTATE INVESTMENT TRUSTS  4.2%
--------------------------------------------------------------------------------
AMLI Residential Properties                             39,230         1,492,701
Ashford Hospitality Trust (a)                           43,640           457,784
Bedford Property Investors, Inc.                         5,100           111,894
Boykin Lodging Co. *                                    41,560           507,863
CBL & Associates Properties, Inc. (a)                   38,500         1,521,135
Colonial Properties Trust (a)                           13,100           549,938
Commercial Net Lease Realty                              3,300            67,221
Correctional Properties Trust                           15,695           421,725
Eagle Hospitality Properties Trust, Inc.                 1,410            10,758
Entertainment Properties Trust (a)                      15,500           631,625
Gladstone Commercial Corp.                               1,680            27,703
Highland Hospitality Corp. (a)                          93,730         1,035,717
HRPT Properties Trust (a)                              544,621         5,636,827
LTC Properties, Inc. (a)                                32,580           685,157
Mission West Properties, Inc.                           19,330           188,274
Monmouth Real Estate Investment Corp.,
   Class A                                               1,604            12,864
National Health Investors, Inc. (a)                     11,400           295,944
National Health Realty, Inc.                             7,100           131,847
New Plan Excel Realty Trust                             43,710         1,013,198
One Liberty Properties, Inc.                            12,490           229,941
Presidential Realty Corp., Class B                       5,410            40,575
PS Business Parks, Inc.                                  9,670           475,764
Roberts Realty Investors, Inc. *                         1,390            10,981
SL Green Realty Corp.                                   90,410         6,906,420
Strategic Hotel Capital, Inc. (a)                      112,320         2,311,546
Sunstone Hotel Investors, Inc.                          89,500         2,378,015
Trizec Properties, Inc.                                227,700         5,218,884
Windrose Medical Properties Trust                       11,600           172,376
                                                                      ----------
                                                                      32,544,677
RESTAURANTS, HOTELS & THEATERS  1.3%
--------------------------------------------------------------------------------
Benihana, Inc. *                                         7,695           176,600
Bob Evans Farms, Inc. (a)                                2,550            58,803
CBRL Group, Inc.                                        93,217         3,276,578
Champps Entertainment, Inc. (a)*                         1,475             9,529
Checkers Drive-In Restaurants, Inc. *                   15,729           238,452
Churchill Downs, Inc.                                      236             8,668
Denny's Corp. (a)*                                     161,588           651,200
Domino's Pizza, Inc.                                     4,510           109,142
Famous Dave's of America, Inc. *                         4,500            50,715
Fox & Hound Restaurant Group *                           7,416           114,132
Frisch's Restaurants, Inc.                               2,000            48,900
Interstate Hotels & Resorts, Inc. *                     16,950            74,071
J. Alexander's Corp.                                    10,170            81,563
Lodgian, Inc. *                                         70,170           752,924
Lone Star Steakhouse & Saloon, Inc.                      1,861            44,180
Luby's, Inc. (a)*                                       12,740           169,442
Marcus Corp. (a)                                        26,210           615,935
Nathan's Famous, Inc. *                                  5,324            55,902
Orient-Express Hotels Ltd., Class A                      4,200           132,384
Papa John's International, Inc. *                       14,152           839,355
Rare Hospitality International, Inc. (a)*               63,712         1,936,208
Sands Regent (a)*                                       12,877           131,088
Speedway Motorsports, Inc.                               3,340           115,798
Star Buffet, Inc.                                        3,600            24,444
The Steak n Shake Co. *                                  7,570           128,311
Trump Entertainment Resorts, Inc. (a)*                   7,490           150,774
Vail Resorts, Inc. *                                    13,000           429,390
                                                                      ----------
                                                                      10,424,488
RETAIL  6.1%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A *                      80,900           519,378
Advance Auto Parts, Inc. *                                   1                43
AnnTaylor Stores Corp. (a)*                            127,309         4,394,707
AutoNation, Inc. (a)*                                    1,240            26,945
Barnes & Noble, Inc.                                     8,980           383,177
Big Dog Holdings, Inc. *                                 5,443            40,224
Big Lots, Inc. (a)*                                    178,840         2,147,868
Blair Corp.                                              2,538            98,830
Books-A-Million, Inc.                                    9,730            94,284
Brown Shoe Co., Inc.                                    41,270         1,751,086
Burlington Coat Factory Warehouse Corp.                 36,500         1,467,665
Casey's General Stores, Inc.                               500            12,400
Charming Shoppes, Inc. (a)*                            150,855         1,991,286
Coldwater Creek, Inc. (a)*                              30,717           937,790
Conn's, Inc. (a)*                                        6,400           235,968
Cost-U-Less, Inc. (a)*                                   7,460            56,696
Deb Shops, Inc.                                          2,772            82,412
Dress Barn, Inc. (a)*                                    8,300           320,463
EZCORP, Inc., Class A *                                 21,994           336,068

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
Factory Card & Party Outlet Corp. (a)*                   4,944            31,147
First Cash Financial Services, Inc. *                    9,194           268,097
Foodarama Supermarkets, Inc. *                           1,400            70,980
GameStop Corp., Class B *                                1,641            47,425
Gottschalks, Inc. *                                     11,947           100,713
Group 1 Automotive, Inc. (a)*                           10,160           319,329
GSI Commerce, Inc. (a)*                                 93,800         1,415,442
Guess?, Inc. *                                          10,600           377,360
Hastings Entertainment, Inc. *                          16,230            88,940
Insight Enterprises, Inc. (a)*                           7,330           143,741
Lithia Motors, Inc., Class A (a)                        33,100         1,040,664
Longs Drug Stores Corp. (a)                             88,350         3,215,056
Matria Healthcare, Inc. (a)*                            49,343         1,912,535
NetFlix, Inc. (a)*                                      12,500           338,250
Nutri/System, Inc. (a)*                                 15,699           565,478
O'Reilly Automotive, Inc. *                            168,305         5,387,443
Pacific Sunwear of California (a)*                       3,920            97,686
PolyMedica Corp. (a)                                     8,890           297,548
Rush Enterprises, Inc., Class B (a)*                    32,497           467,957
Shoe Carnival, Inc. *                                    7,500           164,400
Sport Chalet, Inc., Class A *                            3,150            25,987
Sport Chalet, Inc., Class B (a)*                           450             3,695
Stage Stores, Inc. (a)                                  60,923         1,814,287
Stamps.com, Inc. *                                         100             2,296
Stein Mart, Inc. (a)                                    45,860           832,359
Syms Corp. (a)*                                          1,400            20,216
Systemax, Inc. *                                        17,896           111,671
The Bon-Ton Stores, Inc. (a)                            18,266           349,429
The Buckle, Inc.                                           400            12,896
The Cato Corp., Class A (a)                             82,180         1,762,761
The Children's Place Retail Stores, Inc. *              18,674           922,869
The Men's Wearhouse, Inc. *                              6,040           177,818
The Sports Authority, Inc. (a)*                         73,090         2,275,292
Trans World Entertainment Corp. *                       33,520           191,064
United Retail Group, Inc. *                              1,790            23,538
Urban Outfitters, Inc. (a)*                            194,110         4,912,924
Village Super Market, Inc., Class A                      1,000            60,250
Weis Markets, Inc. (a)                                  31,390         1,351,026
Zale Corp. *                                            68,640         1,726,296
                                                                      ----------
                                                                      47,824,155
SOAPS & COSMETICS  0.1%
--------------------------------------------------------------------------------
CPAC, Inc.                                               4,567            18,496
Parlux Fragrances, Inc. (a)*                            19,800           604,494
                                                                      ----------
                                                                         622,990
SOFTWARE  6.9%
--------------------------------------------------------------------------------
Activision, Inc. (a)*                                    8,589           118,013
Allscripts Healthcare Solutions, Inc. (a)*              57,709           773,301
American Software, Inc., Class A (a)                    16,950           110,819
Ansys, Inc. *                                            2,775           118,465
Black Box Corp. (a)                                     46,129         2,185,592
BMC Software, Inc. *                                   338,600         6,937,914
Cerner Corp. (a)*                                       46,553         4,232,133
CIBER, Inc. (a)*                                        37,300           246,180
Cognizant Technology Solutions Corp.,
   Class A (a)*                                         23,461         1,181,261
Computer Programs & Systems, Inc.                       14,479           599,865
Computer Task Group, Inc. *                              3,845            15,188
Compuware Corp. (a)*                                   165,056         1,480,552
CSP, Inc. *                                              7,852            54,414
Dendrite International, Inc. *                          89,259         1,286,222
Digital Insight Corp. (a)*                                 660            21,133
Edgewater Technology, Inc. *                             9,470            55,873
First American Corp. (a)                                89,290         4,044,837
Hyperion Solutions Corp. *                              45,159         1,617,595
Inforte Corp. *                                          3,490            13,785
Integral Systems, Inc.                                     400             7,544
Internet Security Systems, Inc. (a)*                   112,071         2,347,887
Intrado, Inc. *                                         48,623         1,119,301
John H. Harland Co.                                     22,700           853,520
Keynote Systems, Inc. *                                  7,661            98,444
Lawson Software, Inc. (a)*                              17,680           129,948
Lightbridge, Inc. *                                     57,625           477,711
Manatron, Inc. *                                           698             5,682
Mantech International Corp., Class A *                  16,515           460,108
MapInfo Corp. *                                         20,651           260,409
Merge Technologies, Inc. *                              14,250           356,820
MICROS Systems, Inc. (a)*                                5,772           278,903
Moldflow Corp. *                                        22,829           318,236
NetManage, Inc. *                                       23,561           126,051
NetScout Systems, Inc. *                                 4,470            24,361
NWH, Inc.                                                1,410            18,598
Pacific Internet Ltd. *                                  1,650             9,488
PC-Tel, Inc. *                                          17,010           149,008
PDF Solutions, Inc. (a)*                                 1,030            16,737
Pegasus Solutions, Inc. (a)*                            12,309           110,412
Perot Systems Corp., Class A (a)*                      169,590         2,398,003
Pervasive Software, Inc. *                              10,641            46,608
Phoenix Technologies Ltd. (a)*                           9,897            61,955
Progress Software Corp. (a)*                            11,360           322,397
Quality Systems, Inc. (a)                               23,202         1,780,986
Quest Software, Inc. (a)*                                7,700           112,343
Radiant Systems, Inc. *                                 67,557           821,493
RealNetworks, Inc. (a)*                                335,877         2,606,406
Sabre Holdings Corp., Class A (a)                       47,360         1,141,850
Source Interlink Cos., Inc. (a)*                       100,024         1,112,267

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
SPSS, Inc. (a)*                                         53,200         1,645,476
SSA Global Technologies, Inc. *                         27,010           491,312
Stellent, Inc. *                                         4,392            43,613
Sybase, Inc. (a)*                                      173,111         3,784,206
Sykes Enterprises, Inc. (a)*                            48,799           652,443
Syniverse Holdings, Inc. *                              23,830           498,047
TechTeam Global, Inc. *                                 18,459           185,328
THQ, Inc. (a)*                                          66,176         1,578,298
Tier Technologies, Inc., Class B *                       1,800            13,212
Tri Zetto Group, Inc. (a)*                              28,020           476,060
TSR, Inc.                                                4,099            19,306
Tyler Technologies, Inc. *                               3,200            28,096
Ulticom, Inc. (a)*                                       4,081            40,035
Witness Systems, Inc. (a)*                              73,681         1,449,305
                                                                     -----------
                                                                      53,571,355
TEXTILES & APPAREL  2.0%
--------------------------------------------------------------------------------
Albany International Corp., Class A                      9,620           347,859
Carter's, Inc. *                                        39,570         2,328,695
Coach, Inc. *                                            4,300           143,362
Culp, Inc. (a)*                                          3,110            14,710
Cutter & Buck, Inc.                                      8,096            90,432
Decorator Industries, Inc. (a)                           3,640            29,302
Dixie Group, Inc. (a)*                                   1,549            21,345
Hampshire Group Ltd. *                                   9,900           235,640
Hartmarx Corp. (a)*                                     20,540           160,417
Kenneth Cole Productions, Inc., Class A                  1,990            50,745
Liz Claiborne, Inc. (a)                                 19,010           680,938
McRae Industries, Inc., Class A                          2,300            23,460
Phillips-Van Heusen Corp. (a)                           84,010         2,721,924
Polo Ralph Lauren Corp.                                 28,780         1,615,709
Skechers U.S.A., Inc., Class A *                        61,000           934,520
Steven Madden Ltd. *                                    34,901         1,020,156
Stride Rite Corp.                                       95,507         1,295,075
The Gymboree Corp. *                                     9,134           213,736
Tommy Hilfiger Corp. *                                 189,120         3,071,309
Weyco Group, Inc.                                        3,137            59,917
Wolverine World Wide, Inc. (a)                          20,590           462,452
                                                                     -----------
                                                                      15,521,703
WHOLESALE  2.8%
--------------------------------------------------------------------------------
Adesa, Inc. (a)                                         86,000         2,100,120
All American Semiconductor, Inc. *                       7,950            31,402
Applied Industrial Technologies, Inc.                   47,885         1,613,246
Aristotle Corp. *                                        6,869            51,930
Arrow Electronics, Inc. *                              159,741         5,116,504
Avnet, Inc. (a)*                                        70,840         1,695,910
Bell Microproducts, Inc. (a)*                           61,273           468,738
BlueLinx Holdings, Inc.                                 28,200           317,250
Coast Distribution System, Inc.                          9,400            70,030
Delta Apparel, Inc.                                      5,850            90,967
First Aviation Services, Inc. *                          2,600            11,440
Fresh Brands, Inc. (a)*                                  4,306            29,565
Huttig Building Products, Inc. *                        16,301           136,928
IKON Office Solutions, Inc.                              8,800            91,608
Industrial Distribution Group, Inc. *                    7,763            62,725
Interline Brands, Inc. (a)*                             33,600           764,400
Keystone Automotive Industries, Inc. *                  46,171         1,453,463
Lazare Kaplan International, Inc. *                     10,880            85,626
LKQ Corp. *                                             15,749           545,230
Man Sang Holdings, Inc. *                                4,970            25,397
NACCO Industries, Inc., Class A                         12,800         1,499,520
P & F Industries, Inc. *                                 1,750            21,000
Pomeroy IT Solutions, Inc. (a)*                         15,700           131,095
Spartan Stores, Inc. *                                  65,668           684,261
TESSCO Technologies, Inc. (a)*                           8,400           138,936
Traffix, Inc.                                            6,490            33,229
Valley National Gases, Inc.                             11,800           231,280
Ventiv Health, Inc. (a)*                                 2,329            55,011
WESCO International, Inc. *                             94,600         4,042,258
                                                                     -----------
                                                                      21,599,069
TOTAL COMMON STOCK
(COST $699,385,658)                                                  768,334,142

SECURITY                                           FACE AMOUNT         VALUE
           RATE, MATURITY DATE                         ($)              ($)
SHORT-TERM INVESTMENTS 2.0% OF NET ASSETS

REPURCHASE AGREEMENT  2.0%
--------------------------------------------------------------------------------
State Street Bank & Trust Co.
   dated 12/30/05, due 1/3/06 at
   3.25% with a maturity value of
   $16,566,899 (fully
   collateralized by Federal Home
   Loan Bank, and Federal National
   Mortgage Assoication
   Securities)                                      16,034,207        16,034,207
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $16,034,207)                                                    16,034,207

END OF INVESTMENTS.

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES             ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
   8.7% OF NET ASSETS

SSgA Prime Money Market Portfolio                   67,643,128        67,643,128
                                                                      ----------
TOTAL COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $67,643,128)                                                    67,643,128

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At December 31, 2005 the tax basis cost of the fund's investments was $716,027,228, and the unrealized gains and losses were $83,019,150 and ($14,678,029), respectively.

*   Non-income producing security

(a) All or a portion of this security is on loan

LAUDUS TRUST

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS As of December 31, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST             VALUE
HOLDINGS BY CATEGORY                                  ($)              ($)
--------------------------------------------------------------------------------
 98.8%  COMMON STOCK                              908,770,915     1,176,278,526

  0.5%  SHORT-TERM
        INVESTMENTS                                 6,427,639         6,427,639
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                         915,198,554     1,182,706,165

  8.8%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                      104,428,352       104,428,352

(8.1)%  OTHER ASSETS AND
        LIABILITIES                                                 (96,768,344)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                1,190,366,173

                                                    NUMBER OF            VALUE
SECURITY                                              SHARES              ($)
COMMON STOCK  98.8% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE  2.2%
--------------------------------------------------------------------------------
Andersons, Inc. (a)                                     32,275         1,390,407
Cagle's, Inc., Class A *                                    10                76
Chiquita Brands International, Inc. (a)                102,266         2,046,343
Diedrich  Coffee, Inc. *                                12,836            62,255
Flowers Foods, Inc.                                    295,424         8,141,885
J & J Snack Foods Corp.                                  8,254           490,370
Lance, Inc. (a)                                        156,800         2,921,184
National Beverage Corp. *                               69,800           681,946
Ralcorp Holdings, Inc. (a)*                             79,568         3,175,559
Seaboard Corp. (a)                                       4,580         6,920,380
Seneca Foods Corp., Class B *                              400             7,650
Zapata Corp. *                                          52,088           300,548
                                                                      ----------
                                                                      26,138,603
AIRLINES  1.4%
--------------------------------------------------------------------------------
Air Methods Corp. *                                     18,014           311,642
AirNet Systems, Inc. *                                  89,430           304,956
Alaska Air Group, Inc. (a)*                            257,500         9,197,900
Macquaire Infrastructure Co. Trust                     204,850         6,309,380
MAIR Holdings, Inc. (a)*                                42,852           201,833
                                                                      ----------
                                                                      16,325,711
AUTOS  0.6%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. (a)*                       82,405         1,601,953
Commercial Vehicle Group, Inc. *                         1,883            35,363
R&B, Inc. (a)*                                          94,353           894,466
Sequa Corp., Class A (a)*                               11,030           761,621
Spartan Motors, Inc. (a)*                                5,082            52,294
Supreme Industries, Inc., Class A                       36,694           284,012
Sypris Solutions, Inc. (a)                              69,301           691,624
TRW Automotive Holdings Corp. (a)*                      87,749         2,312,186
                                                                      ----------
                                                                       6,633,519
BANKS & CREDIT INSTITUTIONS  6.2%
--------------------------------------------------------------------------------
1st Source Corp. (a)                                    21,936           551,690
Accredited Home Lenders Holding Co. (a)*               175,457         8,699,158
Advanta Corp., Class A                                 178,531         5,379,139
American Community Bancshares, Inc.                      5,400            99,360
Anchor Bancorp Wisconsin, Inc. (a)                     100,567         3,051,203
Auburn National Bancorporation, Inc.                       100             2,265
Banco Latinoamericano de Exportaciones, S.A.            31,370           574,071
Berkshire Bancorp, Inc.                                 20,100           339,288
Berkshire Hills Bancorp, Inc.                           11,940           399,990
Beverly Hills Bancorp, Inc. (a)                         10,496           108,844
BNCCORP, Inc. *                                         13,067           166,604
BOE Financial Services of Virginia, Inc.                   301            10,655
Britton & Koontz Capital Corp.                           5,473           115,480
Brunswick Bancorp *                                        210             2,498
Camco Financial Corp.                                      540             7,695
Camden National Corp. (a)                                  630            20,714
Capital Crossing Bank (a)*                              25,378           847,625
Cardinal Financial Corp. (a)                            14,020           154,220
Carver Bancorp, Inc.                                    22,600           347,588
Cascade Financial Corp.                                  8,016           142,306
Central Bancorp, Inc.                                      320             8,938
Centrue Financial Corp. *                               10,100           268,660
CFS Bancorp, Inc.                                       24,352           348,234
Codorus Valley Bancorp, Inc.                                20               387
Collegiate Funding Services (a)*                         6,230           123,043
Colony Bankcorp, Inc. (a)                                2,661            66,472
Community Bank Shares of Indiana, Inc.                   1,030            23,484
Community Bankshares, Inc.                                 100             1,700
Community Capital Corp.                                  1,900            41,990
Community Central Bank Corp.                                96             1,248
Community Financial Corp.                                2,175            47,807
Community Shores Bank Corp. *                              180             2,725
Community West Bancshares                               11,100           155,678

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)

CompuCredit Corp. (a)*                                 109,201         4,202,054
Consumer Portfolio Services, Inc. (a)*                  40,027           230,075
Cooperative Bankshares, Inc.                               289             5,881
Corus Bankshares, Inc. (a)                             159,192         8,957,734
Cowlitz Bancorp *                                       36,907           514,853
Crescent Banking Co.                                     1,473            52,733
Desert Community Bank                                   19,679           651,178
ECB Bancorp, Inc.                                        2,089            57,374
EFC Bancorp, Inc.                                        4,000           137,400
Elmira Savings Bank, FSB                                10,909           297,598
Federal Agricultural Mortgage Corp.,
   Class C (a)                                           3,340            99,966
Fidelity Bancorp, Inc.                                      60             1,132
Fidelity Southern Corp. (a)                              9,457           169,280
Financial Institutions, Inc.                             6,948           136,320
First Bancorp of Indiana, Inc.                           2,646            58,212
First Bancshares, Inc.                                  11,901           216,241
First BancTrust Corp.                                   12,550           153,738
First Citizens BancShares, Inc., Class A (a)            64,226        11,202,299
First Defiance Financial Corp. (a)                       2,891            78,317
First Federal Bancshares of Arkansas, Inc.              14,584           354,391
First Federal Bancshares, Inc.                           1,250            23,125
First Federal Bankshares, Inc.                           5,999           116,681
First Financial Service Corp.                              100             2,896
First Indiana Corp. (a)                                  1,753            60,268
First Niagra Financial Group, Inc. (a)                  11,829           171,166
First Place Financial Corp.                             59,056         1,420,297
First Regional Bancorp (a)*                              4,000           270,200
First West Virginia Bancorp, Inc.                          330             6,386
FirstBank NW Corp.                                       1,300            41,483
FirstFed Bancorp, Inc.                                   8,666            95,109
FirstFed Financial Corp. (a)*                           99,280         5,412,746
FMS Financial Corp.                                        580            10,184
FNB Corp. of North Carolina (a)                          4,029            76,350
FNB Corp. of Virginia (a)                                  700            21,469
Glen Burnie Bancorp                                        300             6,450
Great Pee Dee Bancorp, Inc.                              1,900            30,324
Greene County Bancshares, Inc. (a)                         120             3,283
GS Financial Corp.                                       8,660           127,735
Guaranty Federal Bancshares, Inc.                        3,052            85,151
Habersham Bancorp                                       25,078           563,628
HF Financial Corp.                                      23,406           444,129
Hingham Institution for Savings                          9,400           362,370
HMN Financial, Inc.                                     16,950           500,025
Horizon Bancorp                                          6,123           161,341
Integra Bank Corp. (a)                                  14,818           316,216
Intervest Bancshares Corp. *                            50,500         1,249,875
ITLA Capital Corp. (a)*                                  6,208           303,261
Lincoln Bancorp                                          2,000            32,900
LSB Financial Corp.                                      3,882           108,890
MAF Bancorp, Inc. (a)                                   11,640           481,663
MASSBANK Corp. (a)                                      12,262           404,033
Matrix Bancorp, Inc. *                                  10,276           194,124
Mayflower Co-operative Bank                                 40               550
Medallion Financial Corp. (a)                           19,399           218,433
Meta Financial Group, Inc.                               2,000            40,500
MetroCorp Bancshares, Inc. (a)                             100             2,974
MFB Corp.                                                3,400            94,231
MidWestOne Financial Group, Inc.                        14,119           253,507
National Mercantile Bancorp *                           11,016           214,702
New Hampshire Thrift Bancshares, Inc.                   10,030           147,842
North Valley Bancorp                                    12,650           225,423
Northway Financial, Inc.                                14,700           508,987
Park Bancorp, Inc.                                      12,608           395,891
Parkvale Financial Corp.                                 1,900            53,580
Patriot National Bancorp, Inc.                          11,190           233,871
Peoples Bancorp of North Carolina                        1,454            32,780
Peoples Bancorp, Inc.                                      900            18,972
Peoples BancTrust Co., Inc.                             14,700           286,209
Peoples Community Bancorp                                2,700            54,338
Peoples Financial Corp. (b)                              1,197            20,169
Pinnacle Bancshares, Inc.                                1,640            24,272
Pocahontas Bancorp, Inc.                                19,597           253,781
Premier Financial Bancorp, Inc *                         2,200            35,156
Princeton National Bancorp, Inc.                           327            10,873
Provident Bankshares Corp. (a)                          44,646         1,507,695
Provident Financial Holdings, Inc.                      40,331         1,060,705
PSB Bancorp, Inc. *                                     44,225           508,587
QCR Holdings, Inc.                                       8,250           162,896
Renasant Corp. (a)                                       6,000           189,780
Republic Bancorp, Inc., Class A (a)                     33,283           713,920
Republic First Bancorp, Inc. *                           5,161            67,867
South Street Financial Corp. (a)                           393             3,694
Southern Missouri Bancorp, Inc.                         12,548           184,456
Team Financial, Inc.                                    16,178           232,154
Teche Holding Co.                                        3,900           152,529
TF Financial Corp. (a)                                  10,166           289,223
Timberland Bancorp, Inc.                                20,500           480,951
UMB Financial Corp. (a)                                  5,432           347,159
United Bancshares, Inc.                                 11,438           185,296
United Community Financial Corp. (a)                    19,551           230,897
United Financial Corp.                                   4,609            95,632
United Security Bancshares, Inc. (a)                     1,180            31,636
Unity Bancorp, Inc.                                     18,201           254,814
Wainwright Bank & Trust Co. (a)                         49,814           501,627
Washington Banking Co.                                   8,397           153,161

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                             SHARES              ($)

Washington Savings Bank, F.S.B. (a)                     12,620           109,794
WSFS Financial Corp.                                    10,114           619,482
WVS Financial Corp.                                        252             4,085
                                                                      ----------
                                                                      74,006,374
BASIC MINERALS & METALS  3.1%
--------------------------------------------------------------------------------
A.M. Castle & Co. (a)*                                   1,740            38,002
Aleris International, Inc. (a)*                         73,850         2,380,924
Carpenter Technology Corp. (a)                           6,000           422,820
CommScope, Inc. (a)*                                    31,050           625,037
Insteel Industries, Inc.                                 6,033            99,907
L.B. Foster Co., Class A *                              61,100           908,801
Lone Star Technologies, Inc. (a)*                       49,020         2,532,373
Maverick Tube Corp. (a)*                                 1,690            67,363
Northwest Pipe Co. *                                    43,927         1,177,244
NS Group, Inc. (a)*                                    177,100         7,404,551
Ryerson Tull, Inc. (a)                                 242,476         5,897,016
Superior Essex, Inc. *                                  33,351           672,356
Synalloy Corp. *                                         1,000            10,464
Universal Stainless & Alloy Products, Inc. *             1,040            15,600
Walter Industries, Inc. (a)                            305,100        15,169,572
                                                                      ----------
                                                                      37,422,030
BIOTECHNOLOGY  0.0%
--------------------------------------------------------------------------------
Harvard Bioscience, Inc. (a)*                           94,259           419,453

CHEMICALS & RUBBER  2.0%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                      354,582         7,630,605
American Pacific Corp. *                                65,506           451,336
Arch Chemicals, Inc. (a)                               134,670         4,026,633
Bairnco Corp.                                           16,500           143,880
Hercules, Inc. (a)*                                    570,439         6,445,961
Hexcel Corp. (a)*                                       80,720         1,456,996
LESCO, Inc. *                                            3,387            51,686
NewMarket Corp. *                                          900            22,014
Stepan Co. (a)                                          19,200           516,288
Terra Industries, Inc. (a)*                             53,438           299,253
Westlake Chemical Corp. (a)                             78,360         2,257,551
                                                                      ----------
                                                                      23,302,203
COMMERCIAL AIRCRAFT & COMPONENTS  0.4%
--------------------------------------------------------------------------------
BE Aerospace, Inc. *                                   230,121         5,062,662
Ladish Co., Inc. *                                           2                45
                                                                      ----------
                                                                       5,062,707
COMMUNICATIONS UTILITIES  1.8%
--------------------------------------------------------------------------------
Atlantic Tele-Network, Inc. (a)                         27,300         1,143,870
CT Communications, Inc. (a)                             67,310           817,143
D&E Communications, Inc.                                37,557           312,850
Earthlink, Inc. (a)*                                 1,093,026        12,143,519
Golden Telecom, Inc. (a)                                94,774         2,460,333
Hector Communications Corp.                             19,500           551,850
Valor Communications Group, Inc. (a)                   293,240         3,342,936
Vignette Corp. *                                        48,100           784,511
                                                                      ----------
                                                                      21,557,012
CONSTRUCTION & HOMEBUILDING  1.7%
--------------------------------------------------------------------------------
Brookfield Homes Corp. (a)                             125,758         6,253,945
Cavco Industries, Inc. *                                   590            22,585
Granite Construction, Inc. (a)                         346,300        12,435,633
Meadow Valley Corp. *                                    8,590            99,472
Technical Olympic USA, Inc. (a)                         90,219         1,902,719
WCI Communities, Inc. (a)*                               2,740            73,569
                                                                      ----------
                                                                      20,787,923
CONSTRUCTION MATERIALS  0.4%
--------------------------------------------------------------------------------
Ameron International Corp. (a)                          52,200         2,379,276
Continental Materials Corp. (a)*                         6,600           192,720
Devcon International Corp. (a)*                          1,000            10,340
Oil-Dri Corp. of America                                 4,370            77,043
Patrick Industries, Inc. *                               7,274            77,031
Rock of Ages Corp.                                      45,217           195,337
U.S. Concrete, Inc. *                                  196,910         1,866,707
United States Lime & Minerals, Inc. *                      180             4,765
                                                                      ----------
                                                                       4,803,219
CONSUMER DURABLES  0.1%
--------------------------------------------------------------------------------
Universal Electronics, Inc. *                           84,584         1,457,382

DRUGS & PHARMACEUTICALS  2.2%
--------------------------------------------------------------------------------
Alpharma, Inc., Class A (a)                             88,440         2,521,424
E-Z-EM, Inc. *                                          95,100         2,177,790
Endo Pharmaceutical Holdings, Inc. (a)*                150,496         4,554,009
Matrixx Initiatives, Inc. (a)*                             300             6,285
Natural Alternative International, Inc. *                5,090            32,983
Nature's Sunshine Products, Inc.                       127,260         2,300,861
Polydex Pharmaceuticals Ltd. *                           3,495            21,949
Schiff Nutrition International, Inc. *                 191,737           975,941
United Therapeutics Corp. *                            194,249        13,426,491
                                                                      ----------
                                                                      26,017,733
ELECTRIC UTILITIES  2.0%
--------------------------------------------------------------------------------
Avista Corp.                                           187,052         3,312,691
CH Energy Group, Inc. (a)                              148,449         6,813,809
Duquesne Light Holdings, Inc. (a)                      457,530         7,466,890
Florida Public Utilites Co.                                600             8,190
Green Mountain Power Corp.                               4,000           115,080
Maine & Maritimes Corp.                                  3,530            54,644
UIL Holdings Corp.                                     137,800         6,337,422
                                                                      ----------
                                                                      24,108,726

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
FINANCIAL INVESTMENTS  1.0%
--------------------------------------------------------------------------------
California First National Bancorp                       36,431           473,603
Capital Southwest Corp. (a)                                100             9,050
Electro Rent Corp. (a)*                                 39,645           591,107
ePlus, Inc. *                                           39,279           543,307
Jackson Hewitt Tax Service, Inc.                           920            25,493
MCG Capital Corp. (a)                                  379,239         5,533,097
PICO Holdings, Inc. *                                   13,305           429,219
Price Communications Corp. (a)*                        117,834         1,752,192
Universal Compression Holdings, Inc. (a)*               39,800         1,636,576
Willis Lease Finance Corp. *                            77,928           635,113
                                                                      ----------
                                                                      11,628,757
FOREST PRODUCTS & PAPER  1.1%
--------------------------------------------------------------------------------
CSS Industries, Inc. (a)                                53,810         1,653,581
DSG International Ltd. *                                 4,310            23,705
Lydall, Inc. *                                           6,840            55,746
Mod-Pac Corp. (a)*                                         300             3,372
Nashua Corp. *                                           2,410            16,918
Universal Forest Products, Inc. (a)                    201,730        11,145,583
                                                                      ----------
                                                                      12,898,905
FURNITURE & HOUSEHOLD ITEMS  3.2%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                               66,970           271,228
Acuity Brands, Inc. (a)                                106,740         3,394,332
Aldila, Inc.                                            38,429           977,249
American Biltrite, Inc. *                               26,010           282,208
American Locker Group, Inc. *                           16,100            95,634
Atlantis Plastics, Inc., Class A (a)*                    6,855            49,699
Bassett Furniture Industries, Inc. (a)                 103,716         1,918,746
Callaway Golf Co. (a)                                    6,540            90,514
Central Garden & Pet Co. *                             164,299         7,547,896
Channell Commercial Corp. *                              3,197            15,870
Chase Corp.                                              8,700           125,715
Chromcraft Revington, Inc. *                            12,200           159,820
Communications Systems, Inc.                            59,900           735,572
Flexsteel Industries, Inc.                              23,110           330,242
Genlyte Group, Inc. (a)*                               130,400         6,985,528
Griffon Corp. *                                        101,080         2,406,715
JAKKS Pacific, Inc. (a)*                               297,003         6,219,243
Knape & Vogt Manufacturing Co.                           1,690            24,125
Movado Group, Inc. (a)                                 167,300         3,061,590
National Presto Industries, Inc.                         6,000           266,100
Preformed Line Products Co. (a)                            965            41,292
Summa Industries                                         2,600            20,280
Thomas & Betts Corp. *                                   1,650            69,234
West Pharmaceutical Services, Inc. (a)                 122,297         3,061,094
                                                                      ----------
                                                                      38,149,926
GAS & OTHER PUBLIC UTILITIES  1.0%
--------------------------------------------------------------------------------
Artesian Resources Corp., Class A                        1,375            40,700
California Water Service Group (a)                      11,280           431,235
Chesapeake Utilities Corp. (a)                           4,380           134,904
Delta Natural Gas Co., Inc.                                499            12,575
RGC Resources, Inc.                                      2,500            63,150
SJW Corp. (a)                                           12,500           568,750
South Jersey Industries (a)                            340,400         9,919,256
Southwest Water Co. (a)                                 43,856           627,585
Waste Industries USA, Inc.                              16,272           209,583
                                                                      ----------
                                                                      12,007,738
GOVERNMENT AIRCRAFT & DEFENSE  0.1%
--------------------------------------------------------------------------------
Todd Shipyards Corp.                                    46,980         1,221,480

HEALTH CARE & HOSPITAL  1.2%
--------------------------------------------------------------------------------
Allied Healthcare International, Inc. (a)*             201,920         1,239,789
Almost Family, Inc. *                                   14,141           226,256
American Shared Hospital Services                       47,400           297,672
Chemed Corp. (a)                                        12,800           635,904
Five Star Quality Care, Inc. *                          71,310           561,210
HealthTronics, Inc. (a)*                                29,000           221,850
Kindred Healthcare, Inc. (a)*                           70,104         1,805,879
MedCath Corp. (a)*                                      75,952         1,408,910
MEDTOX Scientific, Inc. *                                6,890            52,226
National Dentex Corp. *                                 56,400         1,271,256
National Healthcare Corp. (a)                           11,559           432,075
National Home Health Care Corp.                         63,292           617,730
Pediatric Services of America, Inc. *                    5,860            82,802
Pediatrix Medical Group, Inc. *                         21,280         1,884,769
RehabCare Group, Inc. *                                129,270         2,611,254
Res-Care, Inc. *                                        76,419         1,327,398
                                                                      ----------
                                                                      14,676,980
INFORMATION & SERVICES  6.2%
--------------------------------------------------------------------------------
Ablest, Inc. *                                           2,560            21,478
ABM Industries, Inc. (a)                                96,070         1,878,169
Albany Molecular Research, Inc. (a)*                       526             6,391
American Dental Partners, Inc. (a)*                        689            12,457
American Retirement Corp. (a)*                         143,610         3,608,919
Capital Title Group, Inc.                               60,748           335,936
Carriage Services, Inc. (a)*                           155,840           779,200
CBIZ, Inc. (a)*                                         98,252           591,477
CDI Corp. (a)                                          126,530         3,466,922
Cornell Cos., Inc. (a)*                                  3,595            49,683
Corrections Corp. of America *                          64,280         2,890,672
CPI Corp.                                                   80             1,497

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
Ecology & Environment, Inc.                             24,930           222,376
Exponent, Inc. (a)*                                     52,600         1,492,788
Forrester Research, Inc. (a)*                            9,307           174,506
Franklin Covey Co. *                                   176,740         1,116,997
Hallwood Group, Inc. *                                  11,780           917,426
Horizon Health Corp. (a)*                               46,692         1,056,640
Hudson Highland Group, Inc. (a)*                        92,336         1,602,953
ICT Group, Inc. *                                       32,267           546,926
Kelly Services, Inc., Class A (a)                      223,895         5,870,527
Kendle International, Inc. *                           143,100         3,683,394
Labor Ready, Inc. (a)*                                 118,120         2,459,258
Layne Christensen Co. (a)*                              60,520         1,539,024
Mac-Gray Corp. *                                        19,320           225,078
Metal Management, Inc. (a)                                  60             1,396
Michael Baker Corp. *                                   65,390         1,670,715
Monro Muffler Brake, Inc. (a)                           93,620         2,838,558
MPS Group, Inc. (a)*                                   824,508        11,271,024
National Technical Systems, Inc. *                       9,626            48,130
NCO Group, Inc. (a)*                                   307,911         5,209,854
Nobel Learning Communities, Inc. *                       4,650            43,896
Opinion Research Corp. (a)*                             63,216           355,906
Parexel International Corp. *                           68,371         1,385,196
RCM Technologies, Inc. *                                91,523           466,767
Schnitzer Steel Industries, Inc., Class A              179,091         5,478,394
Security National Financial Corp., Class A *            34,846           132,411
SOURCECORP, Inc. *                                      68,977         1,654,068
SRI/Surgical Express, Inc. *                             3,322            19,932
Steiner Leisure Ltd. *                                 108,953         3,874,369
Talx Corp.                                               2,922           133,565
TeleTech Holdings, Inc. *                              332,800         4,010,240
Vertrue, Inc. (a)*                                      16,309           576,197
Volt Information Sciences, Inc. *                        7,280           138,466
                                                                      ----------
                                                                      73,859,778
INSTRUMENTS  6.0%
--------------------------------------------------------------------------------
Allied Healthcare Products, Inc. *                      78,652           451,462
American Science & Engineering, Inc. (a)*               24,885         1,552,077
Armor Holdings, Inc. (a)*                               28,469         1,214,203
Arthrocare Corp. (a)*                                  103,325         4,354,115
Atrion Corp.                                            12,370           858,849
Badger Meter, Inc.                                       3,540           138,910
Bruker BioSciences Corp. (a)*                           11,600            56,376
Checkpoint Systems, Inc. (a)*                          382,540         9,429,611
Coherent, Inc. (a)*                                      3,086            91,592
Compex Technologies, Inc. *                             83,330           544,978
Conmed Corp. (a)*                                      171,357         4,054,307
Datascope Corp.                                        145,114         4,796,018
DJ Orthopedics, Inc. *                                 203,580         5,614,736
Escalon Medical Corp. (a)*                               4,940            22,576
Esterline Technologies Corp. *                         129,720         4,824,287
Frequency Electronics, Inc. (a)                          6,690            70,178
Haemonetics Corp. (a)*                                 239,700        11,711,742
Iridex Corp. *                                          21,150           166,239
K-Tron International, Inc. *                            25,210           935,291
Kewaunee Scientific Corp.                               25,868           242,099
LeCroy Corp. *                                           5,412            82,749
Mesa Laboratories, Inc.                                  1,700            24,310
Misonix, Inc. *                                         56,352           244,568
Molecular Devices Corp. (a)*                            33,876           980,033
MTS Systems Corp. (a)                                   15,262           528,676
New Brunswick Scientific Co., Inc. *                    49,758           342,833
O.I. Corp. *                                            29,264           362,873
Oakley, Inc. (a)                                        25,970           381,499
OYO Geospace Corp. *                                    26,434           752,312
Perceptron, Inc. *                                      64,037           453,382
Schmitt Industries, Inc. *                              10,366            64,580
Span-America Medical Systems, Inc.                      27,300           279,825
Thoratec Corp. (a)*                                    414,130         8,568,350
Viasys Healthcare, Inc. (a)*                           273,560         7,030,492
Vicon Industries, Inc. *                                39,320           119,926
ZEVEX International, Inc. (a)*                          16,850           203,885
                                                                      ----------
                                                                      71,549,939
INSURANCE  5.9%
--------------------------------------------------------------------------------
Ambassadors International, Inc.                         15,970           247,535
American National Insurance Co.                          4,430           518,266
American Physicians Capital, Inc. *                     10,623           486,427
American Safety Insurance Holdings Ltd. *               76,900         1,286,537
Argonaut Group, Inc. *                                  53,751         1,761,420
Ceres Group, Inc. (a)*                                  14,745            76,232
Delphi Financial Group, Inc., Class A (a)              238,750        10,984,888
FBL Financial Group, Inc., Class A (a)                  42,500         1,394,425
FPIC Insurance Group, Inc. *                            83,400         2,893,980
Great American Financial Resources, Inc.                84,200         1,670,528
Horace Mann Educators Corp.                            320,450         6,075,732
Independence Holding Co. (a)                            28,738           561,828
Kansas City Life Insurance Co. (a)                      38,701         1,938,146
Max Re Capital Ltd.                                    341,257         8,862,444
Meadowbrook Insurance Group, Inc. *                     26,950           157,388
Merchants Group, Inc.                                    2,960            89,244
National Financial Partners Corp. (a)                      530            27,852

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
National Western Life Insurance Co.,
   Class A *                                            24,363         5,040,948
NYMAGIC, Inc.                                           29,070           720,645
Ohio Casualty Corp.                                     57,171         1,619,083
Presidential Life Corp.                                 55,117         1,049,428
Reinsurance Group of America, Inc.                         980            46,805
RTW, Inc. *                                             41,410           393,395
Scottish Re Group Ltd. (a)                             260,340         6,391,347
SCPIE Holdings, Inc. *                                   4,300            89,440
Selective Insurance Group, Inc. (a)                     95,013         5,045,190
State Auto Financial Corp.                               6,383           232,724
Stewart Information Services Corp. (a)                 131,590         6,404,485
The Midland Co. (a)                                     46,686         1,682,563
Unico American Corp. *                                  50,686           473,914
United America Indemnity Ltd., Class A *                30,270           555,757
United Fire & Casualty Co. (a)                          44,378         1,794,203
                                                                      ----------
                                                                      70,572,799
IT HARDWARE  6.5%
--------------------------------------------------------------------------------
Advanced Power Technology, Inc. *                          300             4,089
Amtech Systems, Inc. *                                  29,100           218,250
Anaren, Inc. (a)*                                        4,840            75,649
Arris Group, Inc. (a)*                                 866,834         8,208,918
ATMI, Inc. (a)*                                         57,039         1,595,381
BTU International, Inc. (a)*                               810            10,214
Cobra Electronics Corp. *                               63,985           855,479
Cohu, Inc.                                               3,949            90,314
Diodes, Inc. (a)*                                       19,482           604,916
DSP Group, Inc. (a)*                                   220,449         5,524,452
EMS Technologies, Inc. *                               131,819         2,333,196
Emulex Corp. (a)*                                       84,420         1,670,672
Espey Manufacturing & Electronics Corp.                 11,000           404,800
Exar Corp. *                                            87,860         1,100,007
Globecomm Systems, Inc. (a)*                            49,480           305,292
Imation Corp.                                          228,940        10,547,266
IXYS Corp. *                                            73,698           861,530
Kopin Corp. *                                              430             2,301
Merrimac Industries, Inc. *                             34,300           309,558
Microsemi Corp. *                                      470,648        13,018,124
Netlogic Microsystems, Inc. (a)*                         9,267           252,433
ON Semiconductor Corp. (a)*                          1,396,461         7,722,429
Optical Cable Corp. *                                   13,263            72,388
Orbit International Corp. *                                 --                 3
Park Electrochemical Corp.                              15,413           400,430
Photronics, Inc. (a)*                                  122,987         1,852,184
Semitool, Inc. *                                        89,773           976,730
SonicWALL, Inc. (a)*                                   422,207         3,343,879
Sparton Corp.                                            4,263            38,194
Spectrum Control, Inc. *                                95,916           595,638
Standard Microsystems Corp. *                           79,828         2,290,265
Stratos International, Inc. (a)*                        75,605           461,191
Supertex, Inc. *                                        14,360           635,430
Symmetricom, Inc. (a)*                                 263,572         2,232,455
Trident Microsystems, Inc. (a)*                        470,432         8,467,776
                                                                      ----------
                                                                      77,081,833
LAND & WATER TRANSPORTATION  1.6%
--------------------------------------------------------------------------------
Arkansas Best Corp. (a)                                 63,564         2,776,476
B & H Ocean Carriers Ltd. (a)*                          10,410           194,667
Celadon Group, Inc. *                                   29,492           849,370
EGL, Inc. *                                            305,478        11,476,808
HUB Group, Inc., Class A (a)*                            7,800           275,730
Isramco, Inc. *                                         10,725           161,626
Kirby Corp. (a)*                                         9,070           473,182
Maritrans, Inc.                                          9,460           246,149
Marten Transport Ltd. *                                 11,306           205,986
USA Truck, Inc. (a)*                                    77,669         2,262,498
Werner Enterprises, Inc. (a)                               400             7,880
                                                                      ----------
                                                                      18,930,372
MAINFRAME & MINICOMPUTERS  0.0%
--------------------------------------------------------------------------------
Neoware Systems, Inc. (a)*                                  10               233

METAL PRODUCTS & MACHINERY  5.5%
--------------------------------------------------------------------------------
Allied Motion Technologies, Inc. *                      54,816           232,968
Astec Industries, Inc. (a)*                             22,360           730,278
Bonso Electronic International, Inc.                    51,296           208,262
Chicago Rivet & Machine Co.                              5,590           111,800
Eastern Co.                                                900            17,559
EnerSys (a)*                                            16,748           218,394
EnPro Industries, Inc. (a)*                            212,890         5,737,385
Evans & Sutherland Computer Corp. (a)*                  68,201           334,185
Gehl Co. (a)*                                           67,700         1,777,112
Gerber Scientific, Inc. *                              107,670         1,030,402
Hardinge, Inc.                                          85,092         1,467,837
Hawk Corp., Class A *                                   14,000           205,380
International Aluminum Corp.                            37,100         1,493,275
Intevac, Inc. *                                          2,669            35,231
JLG Industries, Inc. (a)                               116,040         5,298,386
Kennametal, Inc. (a)                                   215,500        10,999,120
L.S. Starrett Co., Class A (a)                           1,200            18,648
Lennox International, Inc. (a)                         509,700        14,373,540
Material Sciences Corp. *                                  780            10,998
NN, Inc. (a)                                             9,761           103,467
Peerless Manufacturing Co. (a)*                            500             8,750
Q.E.P. Co., Inc. *                                       9,388           100,733
Regal Beloit Corp. (a)                                 239,960         8,494,584
Robbins & Myers, Inc. (a)                               10,850           220,797
Rofin-Sinar Technologies, Inc. *                             2                87
SL Industries, Inc. (a)*                                35,600           571,380

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF          VALUE
SECURITY                                              SHARES            ($)
Standex International Corp. (a)                         86,480         2,400,685
Tech/Ops Sevcon, Inc.                                      300             1,635
The Middleby Corp. (a)*                                  9,871           853,841
The Oilgear Co. *                                          300             3,003
Twin Disc, Inc.                                         31,500         1,407,735
Water Pik Technologies, Inc. *                           5,130           110,141
Woodward Governor Co.                                   84,574         7,274,210
                                                                      ----------
                                                                      65,851,808
MISCELLANEOUS FINANCE  1.1%
--------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)*                    98,455         7,901,014
Piper Jaffray Cos. (a)*                                  7,450           300,980
Stifel Financial Corp. *                                44,833         1,685,272
SWS Group, Inc. (a)                                    123,219         2,580,206
                                                                      ----------
                                                                      12,467,472
OIL & COAL RESOURCES  2.5%
--------------------------------------------------------------------------------
ATP Oil & Gas Corp. (a)*                                65,341         2,418,271
Berry Petroleum Co., Class A                           109,800         6,280,560
Callon Petroleum Co. (a)*                               61,650         1,088,123
Cimarex Energy Co. (a)*                                  7,640           328,596
Eastern American Natural Gas Trust                         880            25,080
Edge Petroleum Corp. (a)*                               48,796         1,215,508
Foundation Coal Holdings, Inc. (a)                     194,820         7,403,160
Prime-Energy, Inc. *                                     6,600           339,240
Swift Energy Co. (a)*                                  114,800         5,174,036
Whiting Petroleum Corp. *                              150,524         6,020,960
                                                                      ----------
                                                                      30,293,534
OIL DISTRIBUTION  1.2%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                          10,590           241,875
Frontier Oil Corp.                                     358,000        13,435,740
Giant Industries, Inc. *                                 4,460           231,742
                                                                      ----------
                                                                      13,909,357
OIL DRILLING & SERVICES  2.5%
--------------------------------------------------------------------------------
Dawson Geophysical Co. (a)*                             54,488         1,679,320
Lufkin Industries, Inc.                                 68,546         3,418,389
McDermott International, Inc. (a)*                      20,000           892,200
NATCO Group, Inc., Class A *                           153,900         3,148,794
Oceaneering International, Inc. *                       30,500         1,518,290
Oil States International, Inc. (a)*                    109,300         3,462,624
Tetra Technologies, Inc. (a)*                           54,195         1,654,032
Todco, Class A *                                         3,300           125,598
Veritas DGC, Inc. (a)*                                 345,100        12,247,599
W-H Energy Services, Inc. (a)*                          34,100         1,128,028
                                                                      ----------
                                                                      29,274,874
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  1.7%
--------------------------------------------------------------------------------
Baldwin Technology Co., Inc., Class A *                    330             1,337
Dataram Corp.                                            2,119            11,146
Electronics for Imaging (a)*                               400            10,644
Global Payment Technologies, Inc. *                     44,200           117,130
Hypercom Corp. *                                       102,550           655,295
Intermec, Inc. *                                        33,680         1,138,384
Key Tronic Corp. *                                      16,280            52,257
M-Systems Flash Disk Pioneers Ltd. (a)*                230,453         7,632,603
Printronix, Inc.                                        67,977         1,044,127
SafeNet, Inc. (a)*                                     253,106         8,155,075
VASCO Data Security International, Inc. (a)*            83,105           819,415
                                                                      ----------
                                                                      19,637,413
PUBLISHING, BROADCASTING & CINEMA  0.6%
--------------------------------------------------------------------------------
American Greetings Corp., Class A (a)                  121,780         2,675,507
Banta Corp. (a)                                          1,800            89,640
Champion Industries, Inc.                               19,920            87,648
Emak Worldwide, Inc. (a)*                               11,275            78,463
Outlook Group Corp.                                     29,603           327,113
Regent Communications, Inc. (a)*                        30,179           140,030
Scholastic Corp. (a)*                                  111,346         3,174,474
The Reader's Digest Association, Inc.,
   Class A (a)                                          48,000           730,560
Tufco Technologies, Inc. (a)*                           17,915           100,326
World Wrestling Entertainment, Inc. (a)                     20               294
                                                                      ----------
                                                                       7,404,055
REAL ESTATE DEVELOPMENT  1.3%
--------------------------------------------------------------------------------
Alderwoods Group, Inc. *                               386,106         6,127,502
AMREP Corp. *                                           34,825           909,977
Avatar Holdings, Inc. (a)*                              29,009         1,593,174
Bluegreen Corp. (a)*                                   149,830         2,367,314
ILX Resorts, Inc.                                       28,300           294,320
J.W. Mays, Inc. *                                       17,100           293,009
Patriot Transportation Holding, Inc. *                   4,236           278,877
Stewart Enterprises, Inc., Class A (a)                 667,772         3,612,647
Tarragon Corp. *                                         8,329           171,744
United Capital Corp. (a)*                                6,190           152,707
                                                                      ----------
                                                                      15,801,271
REAL ESTATE INVESTMENT TRUSTS  2.9%
--------------------------------------------------------------------------------
AMLI Residential Properties (a)                         20,570           782,688
Ashford Hospitality Trust                              208,810         2,190,417
Bedford Property Investors, Inc. (a)                    43,700           958,778
Boykin Lodging Co. *                                    72,740           888,883
Colonial Properties Trust                               23,440           984,011

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
Commercial Net Lease Realty                             34,900           710,913
Correctional Properties Trust (a)                        6,300           169,281
Eagle Hospitality Properties Trust, Inc. (a)               740             5,646
Gladstone Commercial Corp.                               3,860            63,651
Highland Hospitality Corp. (a)                         151,940         1,678,937
Investors Real Estate Trust (a)                          1,092            10,079
LTC Properties, Inc. (a)                               187,670         3,946,700
Mission West Properties, Inc.                          103,690         1,009,941
National Health Investors, Inc. (a)                    173,710         4,509,512
National Health Realty, Inc. (a)                        10,200           189,414
One Liberty Properties, Inc. (a)                        17,160           315,916
Presidential Realty Corp., Class B                       1,000             7,500
PS Business Parks, Inc.                                 39,760         1,956,192
Strategic Hotel Capital, Inc.                          325,490         6,698,584
Sunstone Hotel Investors, Inc. (a)                     267,311         7,102,453
Windrose Medical Properties Trust                        2,600            38,636
                                                                      ----------
                                                                      34,218,132
RESTAURANTS, HOTELS & THEATERS  1.9%
--------------------------------------------------------------------------------
Ark Restaurants Corp.                                   37,850         1,070,776
Benihana, Inc. *                                        10,604           243,362
Bob Evans Farms, Inc. (a)                               95,313         2,197,918
CBRL Group, Inc. (a)                                     5,300           186,295
Champps Entertainment, Inc. (a)*                           886             5,724
Checkers Drive-In Restaurants, Inc. *                   75,288         1,141,366
Churchill Downs, Inc. (a)                                    6               220
Denny's Corp. (a)*                                     853,973         3,441,511
Dover Motorsports, Inc. (a)                             12,000            73,320
Famous Dave's of America, Inc. *                        51,910           585,026
Fox & Hound Restaurant Group *                             800            12,312
Frisch's Restaurants, Inc.                              26,500           647,925
Interstate Hotels & Resorts, Inc. *                    119,010           520,074
J. Alexander's Corp.                                    27,500           220,550
Lodgian, Inc. (a)*                                     217,230         2,330,878
Lone Star Steakhouse & Saloon, Inc.                     69,777         1,656,506
Marcus Corp. (a)                                        12,540           294,690
Max & Erma's Restaurants, Inc. *                         4,223            46,453
Movie Gallery, Inc. (a)                                  1,244             6,979
Nathan's Famous, Inc. *                                 35,277           370,408
Papa John's International, Inc. (a)*                    31,438         1,864,588
Rare Hospitality International, Inc. (a)*                  269             8,175
Red Lion Hotels Corp. *                                    570             5,102
Sands Regent *                                          42,952           437,251
Star Buffet, Inc.                                        7,723            52,439
Vail Resorts, Inc. (a)*                                147,400         4,868,622
                                                                      ----------
                                                                      22,288,470
RETAIL  7.0%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A (a)*                  256,396         1,646,062
Bebe Stores                                                  1                 7
Big Dog Holdings, Inc. *                                   350             2,587
Big Lots, Inc. (a)*                                     74,531           895,117
Blair Corp.                                             15,070           586,826
Books-A-Million, Inc.                                   32,610           315,991
Brown Shoe Co., Inc.                                   190,580         8,086,309
Building Materials Holding Corp. (a)                    24,458         1,668,280
Burlington Coat Factory Warehouse Corp.                193,300         7,772,593
Charming Shoppes, Inc. (a)*                            885,604        11,689,986
Cost-U-Less, Inc. *                                     38,049           289,172
Dress Barn, Inc. (a)*                                    2,903           112,085
EZCORP, Inc., Class A *                                107,491         1,642,463
Factory Card & Party Outlet Corp. (a)*                   5,161            32,514
Finlay Enterprises, Inc. (a)*                           41,071           401,264
Foodarama Supermarkets, Inc. *                           3,440           174,408
Gottschalks, Inc. (a)*                                  34,470           290,582
Group 1 Automotive, Inc. *                              41,740         1,311,888
GSI Commerce, Inc. (a)*                                261,205         3,941,583
Hastings Entertainment, Inc. *                          62,000           339,760
Lithia Motors, Inc., Class A (a)                       129,838         4,082,107
Longs Drug Stores Corp. (a)                            160,400         5,836,956
Matria Healthcare, Inc. (a)*                           180,169         6,983,350
Retail Ventures, Inc. (a)*                              71,410           888,340
REX Stores Corp. *                                      47,400           712,896
Rush Enterprises, Inc., Class A *                        6,000            89,280
Rush Enterprises, Inc., Class B *                       12,100           174,240
Shoe Carnival, Inc. (a)*                                   421             9,228
Sport Chalet, Inc., Class A *                           61,725           509,231
Sport Chalet, Inc., Class B (a)*                         8,975            73,685
Stage Stores, Inc. (a)                                 258,665         7,703,044
Stein Mart, Inc. (a)                                    67,946         1,233,220
Systemax, Inc. (a)*                                     37,588           234,549
The Bon-Ton Stores, Inc. (a)                            63,768         1,219,882
The Children's Place Retail Stores, Inc. (a)*           15,247           753,507
The Sports Authority, Inc. (a)*                        113,320         3,527,652
Trans World Entertainment Corp. (a)*                   114,130           650,541
United Retail Group, Inc. *                              2,760            36,294
Village Super Market, Inc., Class A                     17,092         1,029,793
Weis Markets, Inc.                                      33,900         1,459,056
Zale Corp. *                                           195,652         4,920,648
                                                                      ----------
                                                                      83,326,976

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
SOAPS & COSMETICS 0.2%
--------------------------------------------------------------------------------
Cascade International, Inc. (a)(b)(c)*                  39,200                --
CPAC, Inc.                                              35,810           145,030
Parlux Fragrances, Inc. (a)*                            84,383         2,576,213
                                                                      ----------
                                                                       2,721,243
SOFTWARE  8.3%
--------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. (a)*              95,937         1,285,556
American Software, Inc., Class A (a)                   221,600         1,448,821
Ansoft Corp. *                                           4,332           147,505
Ansys, Inc. (a)*                                        78,615         3,356,074
Black Box Corp. (a)                                    168,550         7,985,899
CIBER, Inc. (a)*                                       270,451         1,784,977
Computer Task Group, Inc. (a)*                          50,838           200,810
Covansys Corp. (a)*                                     91,211         1,241,382
CSP, Inc. *                                             19,892           137,852
Dendrite International, Inc. (a)*                       88,528         1,275,688
Digital Insight Corp. (a)*                               2,600            83,252
Edgewater Technology, Inc. *                           111,194           656,045
EuroWeb International Corp. (a)*                         5,808            20,560
Inforte Corp. *                                         13,380            52,851
Internet Security Systems, Inc. (a)*                   182,107         3,815,142
Intrado, Inc. *                                         75,736         1,743,443
John H. Harland Co. (a)                                104,760         3,938,976
Keynote Systems, Inc. (a)*                             117,453         1,509,271
Lawson Software, Inc. (a)*                               1,000             7,350
Lightbridge, Inc. *                                     79,915           662,495
Manatron, Inc. *                                        45,139           367,431
Mantech International Corp., Class A (a)*               71,906         2,003,301
MapInfo Corp. *                                         44,288           558,472
Merge Technologies, Inc. *                              54,202         1,357,218
MICROS Systems, Inc. *                                  15,394           743,838
Moldflow Corp. *                                        80,470         1,121,752
NetManage, Inc. (a)*                                    97,797           523,214
NetScout Systems, Inc. (a)*                             18,471           100,667
Nuance Communications, Inc. (a)*                       184,209         1,405,515
NWH, Inc.                                               26,832           353,914
Omtool Ltd. *                                            1,104             7,783
Pacific Internet Ltd. *                                  3,220            18,515
PC-Tel, Inc. *                                          10,691            93,653
PDF Solutions, Inc. (a)*                                38,080           618,800
Pegasus Solutions, Inc. (a)*                           102,531           919,703
Perot Systems Corp., Class A (a)*                      715,100        10,111,514
Pervasive Software, Inc. *                              63,570           278,437
Phoenix Technologies Ltd. (a)*                           1,479             9,258
Quality Systems, Inc. (a)                               52,441         4,025,371
Radiant Systems, Inc. *                                197,745         2,404,579
RealNetworks, Inc. (a)*                                843,534         6,545,824
Source Interlink Cos., Inc. (a)*                       307,049         3,414,385
SPSS, Inc. *                                            72,933         2,255,818
SSA Global Technologies, Inc. *                         88,277         1,605,759
Stellent, Inc. *                                         5,513            54,744
Sybase, Inc. (a)*                                       24,770           541,472
Sykes Enterprises, Inc. (a)*                           306,831         4,102,330
Syniverse Holdings, Inc. *                             186,860         3,905,374
TechTeam Global, Inc. *                                 86,138           864,825
THQ, Inc. (a)*                                         128,681         3,069,042
Tier Technologies, Inc., Class B *                     170,900         1,254,406
Tri Zetto Group, Inc. (a)*                             460,294         7,820,395
Tripos, Inc. *                                           2,230             6,578
TSR, Inc.                                               51,100           240,681
Tyler Technologies, Inc. (a)*                            1,300            11,414
Ulticom, Inc. (a)*                                      21,226           208,227
Witness Systems, Inc. *                                241,104         4,742,516
                                                                      ----------
                                                                      99,020,674
TEXTILES & APPAREL  2.1%
--------------------------------------------------------------------------------
Albany International Corp., Class A                    167,640         6,061,863
Culp, Inc. *                                            38,280           181,064
Cutter & Buck, Inc.                                     12,900           144,093
Decorator Industries, Inc. (a)                             710             5,716
G-III Apparel Group Ltd. *                              13,284           179,467
Hampshire Group Ltd. *                                  68,352         1,626,914
Hartmarx Corp. (a)*                                        600             4,686
McRae Industries, Inc., Class A                         24,170           246,534
Phillips-Van Heusen Corp.                              235,900         7,643,160
Skechers U.S.A., Inc., Class A *                        71,390         1,093,695
Stride Rite Corp.                                       17,010           230,656
The Gymboree Corp. (a)*                                 43,116         1,008,914
Tommy Hilfiger Corp. *                                 365,260         5,931,822
Weyco Group, Inc. (a)                                    1,673            31,954
                                                                      ----------
                                                                      24,390,538
WHOLESALE  2.1%
--------------------------------------------------------------------------------
All American Semiconductor, Inc. *                      36,512           144,222
Anixter International, Inc. (a)*                           300            11,736
Applied Industrial Technologies, Inc. (a)               26,037           877,187
Aristotle Corp. *                                       21,018           158,896
Bell Microproducts, Inc. (a)*                           16,328           124,909
BlueLinx Holdings, Inc. (a)                             97,020         1,091,475
Coast Distribution System, Inc.                         28,330           211,059
Delta Apparel, Inc.                                     47,150           733,183
First Aviation Services, Inc. *                          8,200            36,080
GTSI Corp. (a)*                                         12,762            89,334
Huttig Building Products, Inc. (a)*                      1,400            11,760
IKON Office Solutions, Inc.                            164,810         1,715,672
Industrial Distribution Group, Inc. *                   97,800           790,224

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF         VALUE
SECURITY                                               SHARES           ($)
Interline Brands, Inc. (a)*                            129,540         2,947,035
Keystone Automotive Industries, Inc. (a)*               67,937         2,138,657
Lazare Kaplan International, Inc. *                     17,580           138,355
Lenox Group, Inc. *                                    124,510         1,648,512
LKQ Corp. (a)*                                           3,250           112,515
Man Sang Holdings, Inc. *                                  200             1,022
NACCO Industries, Inc., Class A                         47,820         5,602,113
P & F Industries, Inc. *                                 9,350           112,201
Pomeroy IT Solutions, Inc. (a)*                         91,979           768,025
Spartan Stores, Inc. *                                  14,584           151,965
TESSCO Technologies, Inc. *                             28,671           474,218
Traffix, Inc.                                            1,160             5,939
UAP Holding Corp. (a)                                   93,752         1,914,416
Valley National Gases, Inc.                             13,600           266,560
Ventiv Health, Inc. *                                    1,733            40,933
Watsco, Inc., Class B (a)                                3,300           198,000
WESCO International, Inc. *                             59,330         2,535,171
                                                                   -------------
                                                                      25,051,374
TOTAL COMMON STOCK
(COST $908,770,915)                                                1,176,278,526

SECURITY                                           FACE AMOUNT           VALUE
           RATE, MATURITY DATE                         ($)                ($)
SHORT-TERM INVESTMENTS  0.5% OF NET ASSETS

REPURCHASE AGREEMENT  0.5%
--------------------------------------------------------------------------------
State Street Bank & Trust Co.
   dated 12/30/05, due 1/3/06 at
   3.25% with a maturity value of
   $6,429,961 (fully
   collateralized by Federal Home
   Loan Bank Securities)                             6,427,639         6,427,639
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS
(COST $6,427,639)                                                      6,427,639

END OF INVESTMENTS.

                                                    NUMBER OF          VALUE
SECURITY                                              SHARES            ($)
COLLATERAL INVESTED FOR SECURITIES ON
   LOAN  8.8% OF NET ASSETS

SSgA Prime Money Market Portfolio                  104,428,352       104,428,352
                                                                     -----------
TOTAL COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $104,428,352)                                                  104,428,352

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At December 31, 2005 the tax basis cost of the fund's investments was $916,292,323, and the unrealized gains and losses were $291,834,379 and ($25,420,537), respectively.

*   Non-income producing security

(a) All or a portion of this security is on loan

(b) Fair Valued Security.

(c) Bankrupt security/delisted.

LAUDUS TRUST

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS As of December 31, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                                   ($)               ($)
--------------------------------------------------------------------------------
 94.8%  COMMON STOCK                                26,681,355        32,293,164

  3.9%  SHORT-TERM
        INVESTMENTS                                  1,303,596         1,303,596
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                           27,984,951        33,596,760

  1.3%  OTHER ASSETS AND
        LIABILITIES                                                      459,413
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    34,056,173

COMMON STOCK  94.8% OF NET ASSETS

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
AUSTRALIA  4.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
ABB Grain Ltd.                                           2,583            13,248
Coca-Cola Amatil Ltd.                                    2,758            15,564
Futuris Corp., Ltd.                                     14,122            20,038
                                                                     -----------
                                                                          48,850
BANKS & CREDIT INSTITUTIONS  2.1%
Australia & New Zealand Banking Group Ltd.              11,402           199,540
Commonwealth Bank of Australia                           6,810           212,880
National Australia Bank Ltd.                             7,056           166,963
Westpac Banking Corp.                                    7,670           127,681
                                                                     -----------
                                                                         707,064
BASIC MINERALS & METALS  0.9%
BHP Billiton Ltd.                                        6,153           102,476
Downer EDI Ltd.                                          5,698            29,962
Iluka Resources Ltd.                                     2,072            11,873
Minara Resources Ltd.                                      166               230
Rio Tinto Ltd.                                           2,445           122,858
Smorgon Steel Group Ltd.                                18,281            19,634
Straits Resources Ltd.                                   2,727             4,706
                                                                     -----------
                                                                         291,739
BEER, LIQUOR, & TOBACCO  0.0%
Lion Nathan Ltd.                                         2,625            14,660

CELLULAR & WIRELESS  0.2%
Telstra Corp., Ltd.                                     30,222            86,848

DRUGS & PHARMACEUTICALS  0.0%
Mayne Pharma Ltd.                                        4,870             9,068

FINANCIAL INVESTMENTS  0.0%
St George Bank Ltd.                                        429             9,291

FOREST PRODUCTS & PAPER  0.2%
Amcor Ltd.                                              10,812            58,904

HEALTH CARE & HOSPITAL  0.1%
DCA Group Ltd.                                           8,972            26,120

INFORMATION & SERVICES  0.1%
AWB Ltd.                                                 4,771            21,399

INSTRUMENTS  0.1%
Ansell Ltd.                                              3,473            28,083

INSURANCE  0.5%
Insurance Australia Group Ltd.                          11,382            45,057
Promina Group Ltd.                                       9,121            32,265
Suncorp.-Metway Ltd.                                     5,550            81,353
                                                                     -----------
                                                                         158,675
OIL & COAL RESOURCES  0.2%
New Hope Corp., Ltd. *                                   8,480             7,737
Santos Ltd.                                              7,438            66,732
Tap Oil Ltd. *                                           3,541             6,611
                                                                     -----------
                                                                          81,080
PUBLISHING, BROADCASTING & CINEMA  0.1%
Austereo Group Ltd.                                      8,242             9,602
Village Roadshow Ltd. *                                  4,248             8,109
                                                                     -----------
                                                                          17,711
REAL ESTATE INVESTMENT TRUSTS  0.1%
Lend Lease Corp., Ltd.                                   4,452            47,136

RESTAURANTS, HOTELS & THEATERS  0.0%
Amalgamated Holdings Ltd.                                2,575             8,493

RETAIL  0.0%
Symbion Health Ltd.                                      4,870            12,590

TEXTILES & APPAREL  0.1%
Pacific Brands Ltd.                                     10,275            19,998

WHOLESALE  0.0%
Alesco Corp., Ltd.                                         772             5,620
                                                                     -----------
                                                                       1,653,329

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
AUSTRIA  0.7%
--------------------------------------------------------------------------------
OIL DISTRIBUTION  0.7%
OMV AG                                                   4,002           232,437

BELGIUM  1.6%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  1.3%
Fortis                                                   1,200            38,264
Fortis NV                                               12,600           400,963
                                                                     -----------
                                                                         439,227
RETAIL  0.3%
Delhaize Group                                           1,600           104,748
                                                                     -----------
                                                                         543,975
DENMARK  0.8%
--------------------------------------------------------------------------------
COMMUNICATIONS UTILITIES  0.1%
TDC A/S                                                    263            15,751

LAND & WATER TRANSPORTATION  0.7%
A P Moller-Maersk A/S                                       24           248,237
                                                                     -----------
                                                                         263,988
FINLAND  1.4%
--------------------------------------------------------------------------------
AIRLINES  0.0%
Finnair Oyj                                              1,001            14,198

BASIC MINERALS & METALS  0.2%
Rautaruukki Oyj                                          2,034            49,417

CHEMICALS & RUBBER  0.1%
Kemira Oyj                                               3,000            47,965

IT HARDWARE  1.1%
Elcoteq Network Corp., Class A                           1,600            38,153
Nokia Oyj                                               17,769           325,869
                                                                     -----------
                                                                         364,022
                                                                     -----------
                                                                         475,602
FRANCE  8.0%
--------------------------------------------------------------------------------
AUTOS  0.5%
PSA Peugeot Citroen                                      2,876           165,395

BANKS & CREDIT INSTITUTIONS  2.5%
BNP Paribas SA                                           5,800           468,539
Natexis Banques Populaires                                  30             4,993
Societe Generale                                         3,200           393,258
                                                                     -----------
                                                                         866,790
BASIC MINERALS & METALS  0.0%
Nexans                                                     280            13,280

CHEMICALS & RUBBER  0.1%
Compagnie Generale des
   Etablissements Michelin, Class B                        315            17,688

CONSTRUCTION & HOMEBUILDING  0.6%
Bouygues SA                                              4,000           195,488

CONSTRUCTION MATERIALS  0.4%
Compagnie de Saint-Gobain                                2,450           145,619

DRUGS & PHARMACEUTICALS  0.3%
Sanofi-Aventis                                           1,200           105,057

FINANCIAL INVESTMENTS  0.2%
Societe Fonciere Financiere et de
   Participations (FFP)                                    270            56,940

INSTRUMENTS  0.1%
Bacou-Dalloz                                               600            51,984

INSURANCE  0.3%
CNP Assurances                                           1,500           118,239

INTEGRATED OIL COMPANIES  1.0%
Total SA, Class B                                        1,320           332,871

METAL PRODUCTS & MACHINERY  0.0%
Valeo SA                                                   216             8,022

PUBLISHING, BROADCASTING & CINEMA  0.9%
Vivendi Universal SA                                     9,885           309,622

RESTAURANTS, HOTELS & THEATERS  0.3%
Sodexho Alliance SA                                      2,400            98,840

RETAIL  0.1%
Rallye SA                                                  526            22,634

SOAPS & COSMETICS  0.4%
Christian Dior SA                                        1,500           133,292

WHOLESALE  0.3%
Casino Guichard-Perrachon SA                             1,364            90,725
                                                                     -----------
                                                                       2,732,486
GERMANY  6.1%
--------------------------------------------------------------------------------
AUTOS  0.1%
DaimlerChrysler AG                                         900            45,871

BANKS & CREDIT INSTITUTIONS  0.1%
Allianz AG                                                 276            41,749

BASIC MINERALS & METALS  0.3%
ThyssenKrupp AG                                          4,900           101,993

CHEMICALS & RUBBER  2.2%
BASF AG                                                  5,000           381,994

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
Bayer AG                                                 9,200           384,844
                                                                     -----------
                                                                         766,838
DRUGS & PHARMACEUTICALS  0.6%
Degussa AG *                                             2,234           113,331
Merck KGaA                                               1,000            82,814
                                                                     -----------
                                                                         196,145
ELECTRIC UTILITIES  1.2%
E.ON AG                                                  3,900           402,976

HEALTH CARE & HOSPITAL  0.4%
Fresenius Medical Care AG                                1,200           126,177

INSTRUMENTS  0.2%
Fresenius AG                                               600            75,296

IT HARDWARE  0.4%
Infineon Technologies AG *                               7,056            64,275
Siemens AG                                                 800            68,477
                                                                     -----------
                                                                         132,752
MISCELLANEOUS FINANCE  0.4%
Deutsche Bank AG, Reg'd.                                 1,400           135,351

RESTAURANTS, HOTELS & THEATERS  0.2%
TUI AG                                                   2,726            55,720
                                                                     -----------
                                                                       2,080,868
GREECE  0.2%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.2%
Bank of Greece                                             479            53,648

HONG KONG  1.6%
--------------------------------------------------------------------------------
AIRLINES  0.1%
Cathay Pacific Airways Ltd.                             13,000            22,714

BANKS & CREDIT INSTITUTIONS  0.0%
The Bank of East Asia, Ltd.                              1,600             4,834

ELECTRIC UTILITIES  0.4%
CLP Holdings Ltd.                                        5,500            31,902
HongKong Electric Holdings Ltd.                         19,500            96,463
Sinolink Worldwide Holdings Ltd.                        56,000            16,041
                                                                     -----------
                                                                         144,406
IT HARDWARE  0.0%
Truly International Holdings Ltd.                        4,000             5,185

LAND & WATER TRANSPORTATION  0.0%
Kowloon Motor Bus Holdings Ltd.                          2,000            11,778

MISCELLANEOUS FINANCE  0.1%
Guoco Group Ltd.                                         4,000            44,263
Sun Hung Kai & Co., Ltd.                                11,000             3,050
                                                                     -----------
                                                                          47,313
REAL ESTATE DEVELOPMENT  0.7%
Cheung Kong Holdings Ltd.                                8,000            81,888
Chinese Estates Holdings Ltd.                           28,000            27,390
Hang Lung Properties Ltd.                               15,000            23,372
Henderson Investment Ltd.                               10,909            19,410
Hong Kong Ferry (Holdings) Co., Ltd.                     4,000             4,841
HongKong Land Holdings Ltd.                              5,000            15,664
Kerry Properties Ltd.                                   10,500            27,833
Tai Cheung Holdings Ltd.                                14,000             7,893
Wheelock & Co., Ltd.                                     3,000             4,881
Wing On Co. International Ltd.                           6,000             8,345
                                                                     -----------
                                                                         221,517
RESTAURANTS, HOTELS & THEATERS  0.1%
Harbour Centre Development Ltd.                          3,000             4,577
Hongkong & Shanghai Hotels Ltd.                         18,500            20,229
                                                                     -----------
                                                                          24,806
RETAIL  0.1%
Jardine Strategic Holdings Ltd.                          3,000            32,100

WHOLESALE  0.1%
Jardine Matheson Holdings Ltd.                           2,000            34,351
                                                                     -----------
                                                                         549,004
IRELAND  0.5%
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS  0.5%
Crh                                                      5,352           157,224

ITALY  3.5%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  1.1%
Banca Intesa S.p.A.                                     40,000           212,101
Banca Monte dei Paschi di Siena S.p.A. *                 7,121            33,256
Capitalia S.p.A.                                         9,000            52,103
Unicredito Italiano S.p.A.                               9,000            62,045
                                                                     -----------
                                                                         359,505
COMMUNICATIONS UTILITIES  0.3%
Telecom Italia S.p.A.                                   30,000            87,470

CONSTRUCTION MATERIALS  0.2%
Italmobiliare S.p.A.                                       743            50,962

GAS & OTHER PUBLIC UTILITIES  0.2%
Snam Rete Gas S.p.A *                                   20,000            82,312

INSURANCE  0.0%
Fondiaria-Sai S.p.A.                                       288             9,476

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
INTEGRATED OIL COMPANIES  1.7%
Eni S.p.A.                                              21,000           586,792

PUBLISHING, BROADCASTING & CINEMA  0.0%
Cofide S.p.A. - Compagnia
   Finanziaria de Benedetti                              7,558             9,084
                                                                     -----------
                                                                       1,185,601
JAPAN  24.0%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Kinki Coca-Cola Bottling Co., Ltd.                       2,000            21,289
Kirin Beverage Corp.                                       400             8,127
Mikuni Coca-Cola Bottling Co., Ltd.                      1,700            16,752
                                                                     -----------
                                                                          46,168
AUTOS  0.9%
Topre Corp.                                              2,000            21,250
Toyota Motor Corp.                                       5,400           282,118
                                                                     -----------
                                                                         303,368
BANKS & CREDIT INSTITUTIONS  4.5%
Acom Co., Ltd.                                             600            38,559
Chugoku Bank Ltd.                                        2,000            28,672
Daishi Bank Ltd.                                         6,000            27,945
Hitachi Capital Corp.                                    1,300            25,903
Joyo Bank Ltd.                                           2,000            11,911
Kagoshima Bank Ltd.                                      2,000            15,830
Mitsubishi Tokyo Financial Group, Inc.                      31           422,150
Mitsui Trust Holdings, Inc.                             10,000           120,447
Mizuho Financial Group, Inc.                                37           293,675
Orient Corp.                                            13,000            54,119
San-in Godo Bank Ltd.                                    3,000            31,000
Shiga Bank Ltd.                                          5,000            34,716
Shizuoka Bank Ltd.                                       2,000            20,067
Sumitomo Mitsui Financial Group, Inc.                       23           242,980
TAKEFUJI Corp.                                           1,100            74,689
The Sumitomo Trust & Banking Co., Ltd.                   9,000            91,768
                                                                     -----------
                                                                       1,534,431
BASIC MINERALS & METALS  1.9%
JFE Holdings, Inc.                                       5,900           197,437
Kobe Steel Ltd.                                         50,000           160,871
Nippon Steel Corp.                                      61,000           216,370
Nisshin Steel Co., Ltd.                                 17,000            54,621
Tokyo Steel Manufacturing Co., Ltd.                        700            10,135
                                                                     -----------
                                                                         639,434
BEER, LIQUOR, & TOBACCO  1.1%
Asahi Breweries Ltd.                                     9,600           117,051
Japan Tobacco, Inc.                                         12           175,454
Kirin Brewery Co., Ltd.                                  7,000            81,842
                                                                     -----------
                                                                         374,347
CELLULAR & WIRELESS  0.1%
KDDI Corp.                                                   6            34,735

CHEMICALS & RUBBER  0.9%
Mitsubishi Chemical Corp.                               22,000           138,602
Mitsui Chemicals, Inc.                                  14,000            94,009
Sakai Chemical Industry Co., Ltd.                        3,000            13,959
Toyo Tire & Rubber Co., Ltd.                             2,000            10,500
Yokohama Rubber Co., Ltd.                                6,000            35,208
                                                                     -----------
                                                                         292,278
COMMUNICATIONS UTILITIES  0.7%
Nippon Telegraph & Telephone Corp. (NTT)                    52           235,992

CONSTRUCTION & HOMEBUILDING  0.6%
Chudenko Corp.                                             600            11,356
Daiwa House Industry Co., Ltd.                           3,000            46,897
Kinden Corp.                                             6,000            54,155
Kyudenko Corp.                                           2,000            13,961
Maeda Corp.                                              3,000            19,831
Nippo Corp.                                              2,000            14,950
Taikisha Ltd.                                            2,000            34,876
Yurtec Corp.                                             2,000            11,862
                                                                     -----------
                                                                         207,888
CONSTRUCTION MATERIALS  0.6%
Asahi Glass Co., Ltd.                                   15,000           193,251
Maeda Road Construction Co., Ltd.                        3,000            21,964
                                                                     -----------
                                                                         215,215
CONSUMER DURABLES  1.2%
Matsushita Electric Industrial Co., Ltd.                13,000           250,556
NEC Corp.                                               27,000           167,403
                                                                     -----------
                                                                         417,959
DRUGS & PHARMACEUTICALS  0.1%
Nippon Shinyaku Co., Ltd.                                2,000            16,612
Torii Pharmaceutical Co., Ltd.                             200             4,264
                                                                     -----------
                                                                          20,876
ELECTRIC UTILITIES  1.4%
Chubu Electric Power Co., Inc.                           2,800            66,677
Kyushu Electric Power Co., Inc.                          4,700           101,980
The Kansai Electric Power Co., Inc.                      2,800            60,070
The Tokyo Electric Power Co., Inc.                      10,300           250,437
                                                                     -----------
                                                                         479,164

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
FURNITURE & HOUSEHOLD ITEMS  0.1%
Sankyo Co., Ltd.                                           800            46,306

INFORMATION & SERVICES  0.1%
Kinki Nippon Tourist Co., Ltd.                           2,000            10,568
TKC Corp.                                                  600            12,439
                                                                     -----------
                                                                          23,007
INSTRUMENTS  0.0%
Hitachi Medical Corp.                                    1,000            11,598

INSURANCE  0.6%
Mitsui Sumitomo Insurance Co., Ltd.                     15,000           183,930
Nisshin Fire & Marine Insurance Co., Ltd.                3,000            12,037
                                                                     -----------
                                                                         195,967
IT HARDWARE  0.3%
Citizen Watch Co., Ltd.                                  4,900            40,674
Hitachi Kokusai Electric, Inc.                           3,000            33,016
Sanyo Electric Co., Ltd. *                               7,000            19,091
Toshiba TEC Corp.                                        4,000            21,558
                                                                     -----------
                                                                         114,339
LAND & WATER TRANSPORTATION  0.6%
Nippon Yusen Kabushiki Kaisha                           16,000           109,572
West Japan Railway Co.                                      23            95,811
                                                                     -----------
                                                                         205,383
METAL PRODUCTS & MACHINERY  1.6%
Amada Co., Ltd.                                          2,000            17,617
Glory Ltd.                                               1,100            18,655
Heiwa Corp.                                              2,200            30,083
Hitachi Ltd.                                            29,000           195,386
Komatsu Ltd.                                             1,000            16,530
Makita Corp.                                             3,000            73,624
Mitsubishi Heavy Industries Ltd.                        28,000           123,710
Sega Sammy Holdings, Inc.                                  700            23,459
Sekisui Jushi Corp.                                      2,000            15,381
Toyo Seikan Kaisha Ltd.                                  3,000            48,927
                                                                     -----------
                                                                         563,372
OIL & COAL RESOURCES  0.5%
INPEX Corp.                                                 19           169,226

OIL DISTRIBUTION  1.3%
Cosmo Oil Co., Ltd.                                     10,000            50,009
Nippon Mining Holdings, Inc.                            16,000           113,722
Nippon Oil Corp.                                        18,000           139,495
Showa Shell Sekiyu K.K.                                  7,300            87,112
TonenGeneral Sekiyu K.K.                                 4,000            42,927
                                                                     -----------
                                                                         433,265
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  1.4%
Brother Industries, Ltd.                                 6,000            63,046
Canon, Inc.                                              1,800           105,660
Fuji Photo Film Co., Ltd.                                5,900           195,558
Ricoh Co., Ltd.                                          6,000           105,058
                                                                     -----------
                                                                         469,322
REAL ESTATE DEVELOPMENT  0.4%
Sekisui House Ltd.                                      10,000           125,599

RESTAURANTS, HOTELS & THEATERS  0.6%
Nintendo Co., Ltd.                                       1,600           193,739

RETAIL  1.1%
Aichi Toyota Motor Co., Ltd.                             2,000            46,657
Aoyama Trading Co., Ltd.                                 1,400            47,302
Seven & I Holdings Co., Ltd. *                           3,960           169,568
The Daiei, Inc. *                                        1,850            44,244
Uny Co., Ltd.                                            5,000            78,834
                                                                     -----------
                                                                         386,605
SOAPS & COSMETICS  0.2%
Kao Corp.                                                2,000            53,562

SOFTWARE  0.5%
Fujitsu Business Systems Ltd.                              200             2,970
Fujitsu Ltd.                                            23,000           174,823
                                                                     -----------
                                                                         177,793
TRADING COMPANY  0.4%
Itochu Corp.                                            16,000           133,570

WHOLESALE  0.2%
Kamei Corp.                                              2,000            21,493
Sumitomo Forestry Co., Ltd.                              4,000            39,866
                                                                     -----------
                                                                          61,359
                                                                     -----------
                                                                       8,165,867
LUXEMBOURG  0.1%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS  0.1%
Arcelor                                                  1,779            44,057

NETHERLANDS  1.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.5%
Unilever N.V.                                            2,497           170,797

BANKS & CREDIT INSTITUTIONS  0.4%
ING Groep N.V.                                           4,248           147,364

CHEMICALS & RUBBER  0.3%
Koninklijke DSM N.V.                                     2,800           114,371

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)

COMMERCIAL AIRCRAFT & COMPONENTS  0.5%
European Aeronautic Defense & Space Co.                  4,200           158,389

DRUGS & PHARMACEUTICALS  0.1%
OPG Groep NV                                               319            22,780

INSURANCE  0.1%
Aegon N.V.                                               1,249            20,407

WHOLESALE  0.0%
Univar NV                                                  316            12,349
                                                                     -----------
                                                                         646,457
NEW ZEALAND  0.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
Sanford Ltd.                                             2,147             6,303

METAL PRODUCTS & MACHINERY  0.1%
Fletcher Building Ltd.                                   4,538            23,390

OIL DISTRIBUTION  0.1%
The New Zealand Refining Co., Ltd.                       5,097            20,644

PUBLISHING, BROADCASTING & CINEMA  0.0%
Sky Network Television Ltd. *                              595             2,558
                                                                     -----------
                                                                          52,895
NORWAY  1.4%
--------------------------------------------------------------------------------
CHEMICALS & RUBBER  0.5%
Norsk Hydro ASA                                          1,611           165,765

LAND & WATER TRANSPORTATION  0.1%
Stolt-Nielsen SA                                           738            24,400

OIL & COAL RESOURCES  0.8%
Statoil ASA                                             12,000           275,150
                                                                     -----------
                                                                         465,315
PORTUGAL  0.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES  0.5%
Electricidade de Portugal SA                            54,000           166,249

SINGAPORE  0.9%
--------------------------------------------------------------------------------
AIRLINES  0.1%
Singapore Airlines Ltd.                                  5,000            37,184

BANKS & CREDIT INSTITUTIONS  0.2%
DBS Group Holdings Ltd.                                  3,000            29,723
United Overseas Bank Ltd.                                6,000            52,651
                                                                     -----------
                                                                          82,374
COMMUNICATIONS UTILITIES  0.3%
Singapore Telecommunications Ltd.                       72,000           112,748

FINANCIAL INVESTMENTS  0.1%
Overseas Union Enterprise Ltd.                           3,000            19,654

REAL ESTATE DEVELOPMENT  0.2%
Capitaland Ltd.                                         19,000            39,255
Jardine Cycle & Carriage Ltd.                            2,000            13,349
                                                                     -----------
                                                                          52,604
                                                                     -----------
                                                                         304,564
SPAIN  4.7%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  1.5%
Banco Bilbao Vizcaya Argentaria S.A.                     3,000            53,561
Banco Santander Central Hispano S.A.                    33,846           446,305
                                                                     -----------
                                                                         499,866
COMMUNICATIONS UTILITIES  0.2%
Telefonica S.A.                                          4,160            62,531

CONSTRUCTION & HOMEBUILDING  0.9%
Abengoa SA                                               2,091            30,791
Acciona SA                                               1,000           111,897
Fomento de Construcciones y Contratas SA                 1,800           102,102
Obrascon Huarte Lain SA                                  4,000            63,796
                                                                     -----------
                                                                         308,586
ELECTRIC UTILITIES  1.0%
Endesa S.A.                                             11,200           293,518
Gas Natural SDG SA                                         620            17,395
Union Fenosa, S.A.                                         674            25,103
                                                                     -----------
                                                                         336,016
INTEGRATED OIL COMPANIES  1.0%
Repsol YPF, S.A.                                        11,900           348,345

OIL DISTRIBUTION  0.0%
Compania Espanola de Petroleos, SA (CEPSA)                 184             8,415

REAL ESTATE DEVELOPMENT  0.1%
Corporacion Financiera Alba SA                           1,205            56,031
                                                                     -----------
                                                                       1,619,790
SWEDEN  1.9%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.0%
Nordea Bank AB                                             827             8,584

CELLULAR & WIRELESS  0.8%
Tele2 AB, Class B *                                      4,200            45,179

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)

TeliaSonera AB                                          40,000           215,440
                                                                     -----------
                                                                         260,619
CONSTRUCTION & HOMEBUILDING  0.3%
NCC AB                                                     505             9,073
Skanska AB, Class B                                      6,966           106,161
                                                                     -----------
                                                                         115,234
FINANCIAL INVESTMENTS  0.0%
Ratos AB, Class B                                          391             9,647

HEALTH CARE & HOSPITAL  0.2%
Gambro AB, Class A *                                     5,999            65,541

INFORMATION & SERVICES  0.2%
Securitas, Class B                                       4,504            74,858

IT HARDWARE  0.2%
Telefonaktiebolaget LM Ericsson, Class B                14,000            48,237

METAL PRODUCTS & MACHINERY  0.2%
AB SKF, Class B *                                        4,048            56,801
                                                                     -----------
                                                                         639,521
SWITZERLAND  8.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.5%
Barry Callebaut AG *                                        52            16,941
Nestle SA                                                  480           143,346
                                                                     -----------
                                                                         160,287
AIRLINES  0.0%
Swissair Group (a)(b)*                                      30                --

BIOTECHNOLOGY  0.3%
Serono SA, Class B                                         140           111,174

CHEMICALS & RUBBER  0.4%
Ciba Specialty Chemicals AG                              1,500            97,079
Syngenta AG *                                              200            24,894
                                                                     -----------
                                                                         121,973
CONSTRUCTION MATERIALS  0.2%
Holcim Ltd.                                                824            56,092

DRUGS & PHARMACEUTICALS  1.4%
Novartis AG                                              5,600           293,720
Roche Holdings AG Genusschein                            1,300           194,922
                                                                     -----------
                                                                         488,642
ELECTRIC UTILITIES  0.0%
Centralschweizerische Kraftwerke AG                         80            15,503

FURNITURE & HOUSEHOLD ITEMS  0.9%
Compangnie Financiere Richemont AG, Series A             7,200           313,441

INSURANCE  1.5%
Swiss Life Holding *                                       500            90,443
Zurich Financial Services AG *                           1,900           404,346
                                                                     -----------
                                                                         494,789
METAL PRODUCTS & MACHINERY  0.9%
ABB Ltd. *                                              15,000           145,890
Saurer AG *                                                191            12,728
SIG Holding AG                                              77            16,794
Sulzer AG                                                  122            64,653
Unaxis Holding AG *                                        400            60,276
                                                                     -----------
                                                                         300,341
MISCELLANEOUS FINANCE  2.7%
Credit Suisse Group                                      6,685           340,526
UBS AG *                                                 6,200           589,315
                                                                     -----------
                                                                         929,841
RETAIL  0.0%
Charles Vogele Holding AG                                  107             8,095
                                                                     -----------
                                                                       3,000,178
UNITED KINGDOM  21.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.8%
Unilever plc                                            25,815           256,607

BANKS & CREDIT INSTITUTIONS  5.0%
Barclays plc                                            36,900           387,108
HBOS plc                                                29,400           501,600
HSBC Holdings plc                                       16,198           259,708
Lloyds TSB Group plc                                     5,000            41,866
Royal Bank of Scotland Group plc                        17,991           542,921
                                                                     -----------
                                                                       1,733,203
BASIC MINERALS & METALS  0.9%
BHP Billiton plc                                         9,477           155,101
Corus Group plc                                         88,000            89,312
Rio Tinto plc                                            1,000            45,701
                                                                     -----------
                                                                         290,114
BEER, LIQUOR, & TOBACCO  0.5%
Gallaher Group plc                                       9,000           135,883
SABMiller plc                                            1,400            25,510
                                                                     -----------
                                                                         161,393
CELLULAR & WIRELESS  1.8%
Vodafone Group plc                                     291,994           628,356

CONSTRUCTION & HOMEBUILDING  2.0%
Barratt Developments plc                                 5,400            91,646

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)

Bellway plc                                              2,873            55,678
Bovis Homes Group plc                                    4,500            61,695
George Wimpey plc                                        9,000            74,524
Kier Group plc                                           1,140            23,340
Mowlem plc *                                             1,426             5,580
Persimmon plc                                            5,600           121,007
Redrow plc                                               5,000            45,918
Taylor Woodrow plc                                      12,000            78,741
Westbury plc                                             6,000            57,233
Wilson Bowden plc                                        2,500            62,148
                                                                     -----------
                                                                         677,510
CONSTRUCTION MATERIALS  0.4%
Hanson plc                                              11,000           120,931

DRUGS & PHARMACEUTICALS  1.5%
AstraZeneca plc                                          1,800            87,489
GlaxoSmithKline plc                                     12,400           313,033
Shire Pharmaceuticals plc                                7,200            92,127
                                                                     -----------
                                                                         492,649
ELECTRIC UTILITIES  0.3%
Scottish Power plc                                      11,497           107,448

FINANCIAL INVESTMENTS  0.2%
3i Group PLC                                             5,744            83,644

FOREST PRODUCTS & PAPER  0.6%
Anglo American plc                                       6,360           216,983

INSURANCE  1.7%
Aviva plc                                               29,448           357,013
Friends Provident plc                                   30,000            97,748
Old Mutual plc                                          45,000           127,496
                                                                     -----------
                                                                         582,257
INTEGRATED OIL COMPANIES  3.1%
BP plc                                                  33,000           353,344
Royal Dutch Shell plc, Class A                          10,822           330,877
Royal Dutch Shell plc, Class B                          12,067           386,645
                                                                     -----------
                                                                       1,070,866
MISCELLANEOUS FINANCE  1.2%
Amvescap plc                                            12,000            91,272
Legal & General Group plc                               90,000           188,747
Prudential plc                                          14,000           132,607
                                                                     -----------
                                                                         412,626
OIL & COAL RESOURCES  0.5%
Xstrata plc                                              7,500           175,454

OIL DRILLING & SERVICES  0.1%
Expro International Group plc                              991             9,745
Venture Production plc *                                 3,721            33,055
                                                                     -----------
                                                                          42,800
RESTAURANTS, HOTELS & THEATERS  0.2%
Luminar plc                                                877             7,330
Whitbread plc                                            4,628            75,494
                                                                     -----------
                                                                          82,824
RETAIL  0.1%
Somerfield plc                                          12,000            40,673

WHOLESALE  0.3%
Wolseley plc                                             3,973            83,771
                                                                     -----------
                                                                       7,260,109
TOTAL COMMON STOCK
(COST $26,681,355)                                                    32,293,164

SECURITY                                            FACE AMOUNT         VALUE
           RATE, MATURITY DATE                         ($)               ($)


SHORT-TERM INVESTMENTS  3.9% OF NET ASSETS

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)

REPURCHASE AGREEMENT  3.9%
--------------------------------------------------------------------------------
State Street Bank & Trust Co.
   dated 12/30/05, due 1/3/06 at
   3.25% with a maturity value of
   $1,304,067.                                       1,303,596         1,303,596
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,303,596)                                                      1,303,596

END OF INVESTMENTS.

At December 31, 2005 the tax basis cost of the fund's investments was $28,067,450, and the unrealized gains and losses were $5,765,180 and ($235,870), respectively.

*   Non-income producing security
(a) Bankrupt security/delisted.
(b) Fair-valued security.

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive's fair valuation market values should be used in certain pre-determined situations. As of December 31, 2005 FT Interactive's fair valuations were used for all relevant international securities.

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS As of December 31, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST             VALUE
HOLDINGS BY CATEGORY                                  ($)              ($)

 95.2%   COMMON STOCK                             939,073,508     1,098,007,040

  0.1%   PREFERRED STOCK                            1,061,842         1,167,127

   --%   WARRANTS                                          --               241

  6.3%   SHORT-TERM
         INVESTMENTS                               72,597,723        72,597,723
--------------------------------------------------------------------------------
101.6%   TOTAL INVESTMENTS                      1,012,733,073     1,171,772,131

  8.7%   COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                     100,233,008       100,233,008

         OTHER ASSETS AND
(10.3)%  LIABILITIES                                               (119,134,587)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                               1,152,870,552

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)

COMMON STOCK  95.2% OF NET ASSETS

AUSTRALIA  3.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.3%
ABB Grain Ltd.                                          52,969           271,664
Futuris Corp., Ltd. (a)                                834,856         1,184,584
Great Southern Plantations Ltd. (a)                    354,097           761,959
McGuigan Simeon Wines Ltd. (a)                          67,317           142,946
Ridley Corp., Ltd.                                     340,500           331,261
Timbercorp Ltd.                                        333,851           731,915
                                                                     -----------
                                                                       3,424,329
BANKS & CREDIT INSTITUTIONS  0.3%
Adelaide Bank Ltd.                                     144,031         1,362,710
Bank Of Queensland Ltd. (a)                             79,201           854,497
Bendigo Bank Ltd.                                      183,838         1,574,320
                                                                     -----------
                                                                       3,791,527
BASIC MINERALS & METALS  0.6%
BeMaX Resources NL *                                   338,244            74,346
Downer EDI Ltd.                                        391,356         2,057,878
GRD NL                                                 263,270           607,960
Iluka Resources Ltd.                                   295,789         1,694,866
Independence Group NL                                   61,540            77,772
Macmahon Holdings Ltd.                                 766,615           346,095
Minara Resources Ltd.                                   12,624            17,492
Onesteel Ltd.                                          145,898           356,299
Perilya Ltd. *                                          67,463            49,071
Resolute Mining Ltd. *                                 362,202           306,129
Smorgon Steel Group Ltd. (a)                         1,056,034         1,134,170
Sons Of Gwalia Ltd. (a)(b)(c)*                          58,024                --
Straits Resources Ltd.                                 271,704           468,925
                                                                     -----------
                                                                       7,191,003
BEER, LIQUOR, & TOBACCO  0.1%
Lion Nathan Ltd. (a)                                   156,393           873,415

COMMUNICATIONS UTILITIES  0.0%
B Digital Ltd.                                       1,059,844           174,819

CONSTRUCTION & HOMEBUILDING  0.0%
Sunland Group Ltd. (a)                                 298,352           356,906

CONSTRUCTION MATERIALS  0.0%
Adelaide Brighton Ltd. (a)                             154,033           236,198

DRUGS & PHARMACEUTICALS  0.1%
Mayne Pharma Ltd.                                      407,708           759,183

FOREST PRODUCTS & PAPER  0.1%
Amcor Ltd. (a)                                          29,541           160,939
PaperlinX Ltd. (a)                                     121,913           342,269
                                                                     -----------
                                                                         503,208
GAS & OTHER PUBLIC UTILITIES  0.0%
Alinta Ltd. (a)                                         39,942           325,678
Diversified Utility & Energy Trusts                     16,089            29,398
                                                                     -----------
                                                                         355,076
GOVERNMENT AIRCRAFT & DEFENSE  0.0%
Austal Ltd.                                            221,418           366,548

HEALTH CARE & HOSPITAL  0.2%
DCA Group Ltd. (a)                                     576,335         1,677,882

INFORMATION & SERVICES  0.3%
AWB Ltd.                                               422,027         1,892,856
Campbell Brothers Ltd. (a)                                 309             2,445
MYOB Ltd. (a)                                          554,377           430,942
Programmed Maintenance Services Ltd.                     3,755             9,764
Spotless Group Ltd. (a)                                235,048           828,001
                                                                     -----------
                                                                       3,164,008
INSTRUMENTS  0.2%
Ansell Ltd.                                            187,862         1,519,065
Vision Systems Ltd. (a)                                360,764           439,630
                                                                     -----------
                                                                       1,958,695

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)

INSURANCE  0.2%
Promina Group Ltd. (a)                                 499,547         1,767,091

LAND & WATER TRANSPORTATION  0.0%
K & S Corp., Ltd.                                        4,644            11,496

OIL & COAL RESOURCES  0.4%
ARC Energy Ltd. *                                      166,866           213,412
Centennial Coal Co., Ltd.                              253,121           709,088
Macarthur Coal Ltd.                                    107,941           405,985
New Hope Corp., Ltd. *                                   5,196             4,741
Roc Oil Co., Ltd. (a)*                                 124,156           229,373
Santos Ltd.                                            204,208         1,832,103
Tap Oil Ltd. *                                         151,678           283,200
Washington H. Soul Pattinson & Co., Ltd.                88,924           639,520
                                                                     -----------
                                                                       4,317,422
OIL DISTRIBUTION  0.0%
Caltex Australia Ltd.                                   23,711           336,097

PUBLISHING, BROADCASTING & CINEMA  0.2%
APN News & Media Ltd. (a)                              121,658           427,080
Austereo Group Ltd.                                    408,476           475,893
Southern Cross Broadcasting (Australia) Ltd. (a)        44,856           432,702
Village Roadshow Ltd. (a)*                             216,738           413,707
                                                                     -----------
                                                                       1,749,382
REAL ESTATE DEVELOPMENT  0.0%
Central Equity Ltd.                                     97,036           142,807

RESTAURANTS, HOTELS & THEATERS  0.0%
Amalgamated Holdings Ltd.                              114,297           377,005

RETAIL  0.2%
Brazin Ltd.                                            193,678           247,796
David Jones Ltd. (a)                                   568,013           966,256
Miller's Retail Ltd. (a)*                              337,681           305,783
Symbion Health Ltd. (a)                                407,708         1,054,040
                                                                     -----------
                                                                       2,573,875
SOFTWARE  0.0%
HPAL Ltd.                                               96,776           124,302
iiNET Ltd.                                              66,308            90,870
UXC Ltd.                                                12,421             8,142
                                                                     -----------
                                                                         223,314
TEXTILES & APPAREL  0.1%
Pacific Brands Ltd. (a)                                672,060         1,308,039

WHOLESALE  0.2%
Australian Pharmmaceutical Industries Ltd. (a)         313,621           667,722
GWA International Ltd.                                 183,639           407,790
Housewares International Ltd. (a)                       61,542            69,001
Sims Group Ltd. (a)                                    100,016         1,287,530
                                                                     -----------
                                                                       2,432,043
                                                                     -----------
                                                                      40,071,368
AUSTRIA  0.2%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS  0.2%
voestalpine AG                                          25,005         2,514,863

CONSTRUCTION & HOMEBUILDING  0.0%
Allgemeine Baugesellschaft-A. Porr AG                      503            73,706

OTHER  0.0%
Ibw Vermogensverwaltung                                  4,145             4,907
                                                                     -----------
                                                                       2,593,476
BELGIUM  0.9%
--------------------------------------------------------------------------------
BEER, LIQUOR, & TOBACCO  0.0%
Unibra SA *                                              1,050           130,408

COMMERCIAL AIRCRAFT & COMPONENTS  0.0%
Societe Anonyme Belge de
   Constructions Aeronautques (SABCA)                      352            10,627

CONSTRUCTION & HOMEBUILDING  0.1%
Compagnie Francois d' Enterprises (CFE)                  1,440         1,216,921

FINANCIAL INVESTMENTS  0.1%
Compagnie Nationale a Portefeuille
   (CNP)/ Nationale Portefeuille
   Maatschappij (NPM)                                      209            59,967
Econocom Group                                          60,842           476,844
Quest For Growth *                                      16,000           168,208
                                                                     -----------
                                                                         705,019
METAL PRODUCTS & MACHINERY  0.1%
Ion Bearn Applications *                                45,266           410,482
Laundry Systems Group *                                 18,427           169,132
Picanol                                                  9,477           162,687
                                                                     -----------
                                                                         742,301
REAL ESTATE DEVELOPMENT  0.1%
Cofinimmo                                                3,794           599,952
Wereldhave Belgium                                         410            34,472
                                                                     -----------
                                                                         634,424
RETAIL  0.4%
Brantano Group NV                                        2,162           120,813
Delhaize Group                                          80,400         5,263,605
                                                                     -----------
                                                                       5,384,418
SOFTWARE  0.1%
Dolmen Computer Applications NV                          5,289            69,590

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)

Telindus Group NV *                                     46,023           918,351
                                                                     -----------
                                                                         987,941
WHOLESALE  0.0%
Punch International NV *                                 2,530           230,636
SAPEC SA                                                   237            26,122
                                                                     -----------
                                                                         256,758
                                                                     -----------
                                                                      10,068,817
CANADA  6.0%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.2%
Canada Bread Co., Ltd.                                  27,900         1,416,061
Maple Leaf Foods, Inc.                                  17,600           230,135
Saputo, Inc.                                            20,800           608,191
                                                                     -----------
                                                                       2,254,387
AIRLINES  0.0%
CHC Helicopter Corp., Class A                              600            14,096
Transat A.T., Inc., Class A *                           17,300           282,765
                                                                     -----------
                                                                         296,861
AUTOS  0.1%
Linamar Corp.                                          149,600         1,508,290

BANKS & CREDIT INSTITUTIONS  0.1%
Canadian Western Bank                                   38,900         1,198,339

BASIC MINERALS & METALS  1.5%
Agnico-Eagle Mines Ltd.                                  4,100            81,192
Aur Resources Inc.                                      42,500           430,685
Calfrac Well Services Ltd.                              11,700           405,618
Cameco Corp.                                             9,300           590,345
Inmet Mining Corp.                                      98,700         2,504,753
IPSCO, Inc.                                             58,956         4,904,843
Kinross Gold Corp. *                                   411,000         3,797,273
LionOre Mining International Ltd. *                    271,300         1,155,263
Sherritt International Corp.                           264,200         2,295,514
Teck Cominco Ltd., Class B                              23,300         1,243,722
                                                                     -----------
                                                                      17,409,208
BIOTECHNOLOGY  0.1%
QLT, Inc. *                                            163,200         1,048,737

CHEMICALS & RUBBER  0.2%
Agrium, Inc.                                            36,500           804,447
Methanex Corp.                                          56,400         1,060,608
NOVA Chemicals Corp.                                     2,600            86,805
                                                                     -----------
                                                                       1,951,860
COMMUNICATIONS UTILITIES  0.3%
Cogeco Cable, Inc.                                      53,700         1,131,791
Corus Entertainment, Inc., Class B                     100,400         2,694,722
                                                                     -----------
                                                                       3,826,513
DRUGS & PHARMACEUTICALS  0.0%
Angiotech Pharmaceuticals, Inc. *                       10,700           141,200
Patheon, Inc. *                                         65,100           314,173
                                                                     -----------
                                                                         455,373
ELECTRIC UTILITIES  0.3%
ATCO Ltd., Class I                                     111,200         3,917,278

FOREST PRODUCTS & PAPER  0.5%
Canfor Corp. *                                           6,800            78,562
Cascades, Inc.                                          48,100           415,850
Domtar, Inc. *                                         167,600           967,436
Intertape Polymer Group, Inc. *                        108,600           968,800
Norbord, Inc.                                          118,000         1,243,494
West Fraser Timber Co., Ltd.                            46,700         1,655,963
                                                                     -----------
                                                                       5,330,105
FURNITURE & HOUSEHOLD ITEMS  0.0%
Dorel Industries, Inc., Class B *                          700            16,638
Royal Group Technologies Ltd. *                         24,900           225,556
                                                                     -----------
                                                                         242,194
HEALTH CARE & HOSPITAL  0.1%
MDS, Inc.                                               39,000           674,687

INFORMATION & SERVICES  0.0%
FirstService Corp. *                                    17,500           449,224

INSURANCE  0.4%
E-L Financail Corp., Ltd.                                2,624         1,181,709
Fairfax Financial Holdings Ltd.                          1,000           144,522
Industrial Alliance Insurance and
   Financial Services, Inc.                             28,300           707,713
Kingsway Financial Services, Inc.                      134,300         2,714,998
                                                                     -----------
                                                                       4,748,942
IT HARDWARE  0.6%
ATI Technologies, Inc. *                                   600            10,220
CAE, Inc.                                              484,000         3,547,404
Celestica, Inc. *                                      277,800         2,948,989
                                                                     -----------
                                                                       6,506,613
METAL PRODUCTS & MACHINERY  0.1%
ATS Automation Tooling Systems, Inc. *                  17,500           216,783
ShawCor Ltd.                                            64,800           867,382
                                                                     -----------
                                                                       1,084,165
OIL & COAL RESOURCES  0.1%
Duvernay Oil Corp. *                                    17,100           650,637

OIL DRILLING & SERVICES  0.0%
Trican Well Service Ltd. *                               9,700           467,289

PUBLISHING, BROADCASTING & CINEMA  0.9%
Alliance Atlantis Communications, Inc.,
   Class B *                                            60,900         1,790,668

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)

Astral Media, Inc.                                     108,500         2,859,856
CanWest Global Communications Corp. *                   48,200           399,714
CHUM Ltd., Class B                                       1,300            31,313
Cinram International, Inc.                              73,500         1,732,462
Quebecor World, Inc.                                     1,200            16,228
Torstar Corp., Class B                                     700            13,332
Transcontinental, Inc., Class A                        181,600         2,968,214
                                                                     -----------
                                                                       9,811,787
REAL ESTATE DEVELOPMENT  0.1%
BPO Properties Ltd.                                     41,600         1,420,724
First Capital Realty, Inc.                              16,100           318,551
                                                                     -----------
                                                                       1,739,275
RESTAURANTS, HOTELS & THEATERS  0.1%
Intrawest Corp.                                         55,500         1,591,307

RETAIL  0.1%
Alimentation Couche-Tard, Inc.                          18,100           364,351
Canadian Tire Corp., Ltd., Class A                       2,300           137,591
Empire Co., Ltd., Class A                                2,000            61,147
Reitmans (Canada) Ltd., Class A                          9,200           135,572
Sobeys, Inc.                                             6,000           194,589
                                                                     -----------
                                                                         893,250
SOAPS & COSMETICS  0.1%
CCL Industries, Inc., Class B                           30,100           744,441

SOFTWARE  0.1%
CGI Group, Inc. *                                       89,000           712,031
                                                                     -----------
                                                                      69,512,793
CHINA  0.1%
--------------------------------------------------------------------------------
LAND & WATER TRANSPORTATION  0.1%
Beijing Enterprise Holdings Ltd.                       264,480           445,609
China National Aviation Co., Ltd.                          236                46
GZI Transportation Ltd.                                824,000           286,924
                                                                     -----------
                                                                         732,579
METAL PRODUCTS & MACHINERY  0.0%
Jingwei Textile Machinery Co., Ltd., Class H           124,000            31,185

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.0%
Great Wall Technology Co., Ltd., Class H             1,357,920           257,588

SOFTWARE  0.0%
Digital China Holdings Ltd.                            900,465           246,786

TEXTILES & APPAREL  0.0%
Weiqiao Textile Co., Ltd.                              175,000           239,323
                                                                     -----------
                                                                       1,507,461
DENMARK  1.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
United International Enterprises Ltd.                      532            33,783

BANKS & CREDIT INSTITUTIONS  0.3%
Ostjydsk Bank A/S *                                        751           109,691
Sydbank A/S                                            134,000         3,212,457
                                                                     -----------
                                                                       3,322,148
COMMUNICATIONS UTILITIES  0.4%
TDC A/S                                                 86,000         5,150,535

CONSTRUCTION & HOMEBUILDING  0.1%
Monberg & Thorsen A/S, Class B                           8,100           601,911

CONSTRUCTION MATERIALS  0.2%
FLSmidth & Co. A/S, Class B (a)                         77,000         2,279,630

FINANCIAL INVESTMENTS  0.1%
A/S Schouw & Co.                                        34,400         1,255,054

INFORMATION & SERVICES  0.0%
PER Aarsleff A/S, Class B                                5,700           424,144

LAND & WATER TRANSPORTATION  0.1%
DFDS A/S                                                 6,009           363,940
Mols-Linien A/S                                          7,500           311,256
                                                                     -----------
                                                                         675,196
PUBLISHING, BROADCASTING & CINEMA  0.0%
VT Holding                                               4,500           181,371

WHOLESALE  0.1%
DLH A/S, Class B                                         3,208           432,535
Sanistaal A/S, Class B                                   4,394           522,649
                                                                     -----------
                                                                         955,184
                                                                     -----------
                                                                      14,878,956
FINLAND  1.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Lannen Tehtaat Oyi                                      13,978           297,879
Olvi Oyj, Class A                                       12,600           314,517
Raisio plc, Class K *                                    9,134            24,656
Raisio plc, Class V                                    165,000           441,112
                                                                     -----------
                                                                       1,078,164
AIRLINES  0.3%
Finnair Oyj                                            224,000         3,177,136

BASIC MINERALS & METALS  0.4%
Rautaruukki Oyj                                        163,000         3,960,178

CHEMICALS & RUBBER  0.3%
Kemira Oyj                                             214,868         3,435,416

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)

IT HARDWARE  0.0%
Elcoteq Network Corp., Class A                           1,894            45,164

METAL PRODUCTS & MACHINERY  0.3%
Wartsila Oyj, Class B                                  131,420         3,889,960

MISCELLANEOUS FINANCE  0.0%
Neomarkka Oyj *                                            200             1,833
Norvestia Oyj, Class B                                  29,500           298,679
                                                                     -----------
                                                                         300,512
REAL ESTATE DEVELOPMENT  0.1%
Citycon Oyj                                            261,924           962,392
Sponda Oyj                                               6,070            57,168
                                                                     -----------
                                                                       1,019,560
SOFTWARE  0.0%
Tekla Oyj *                                             64,000           259,132
                                                                     -----------
                                                                      17,165,222
FRANCE  6.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Provimi SA                                              22,400           504,775
Sucriere de Pithiviers Le Vieil                             41            28,353
                                                                     -----------
                                                                         533,128
AUTOS  0.4%
PSA Peugeot Citroen (a)                                 89,400         5,141,280

BANKS & CREDIT INSTITUTIONS  0.5%
Caisse Regionale du Credit
   Agricole Mutuel Loire
   Haute-Loire                                             815            58,821
Natexis Banques Populaires                              34,600         5,758,091
Societe de Development Regional de
   la Bretagne *                                         6,400           144,382
                                                                     -----------
                                                                       5,961,294
BEER, LIQUOR, & TOBACCO  0.2%
Malteries Franco Belges                                    424            63,475
Remy Cointreau SA (a)                                   56,178         2,658,343
                                                                     -----------
                                                                       2,721,818
CHEMICALS & RUBBER  0.7%
Compagnie Generale des
   Etablissements Michelin, Class B (a)                 59,700         3,352,267
Eramet                                                  40,800         3,912,552
Societe Anonyme d'Explosifs et de
   Produits Chimiques                                      420           186,999
                                                                     -----------
                                                                       7,451,818
CONSTRUCTION & HOMEBUILDING  0.4%
Eiffage SA (a)                                          47,100         5,087,555

CONSTRUCTION MATERIALS  0.6%
Ciments Francais                                        51,600         6,692,432
SA des Ciments Vicat                                     1,467           257,044
                                                                     -----------
                                                                       6,949,476
FINANCIAL INVESTMENTS  0.4%
Altamir et Compagnie *                                   1,350           246,133
IDI                                                      1,097            38,001
Societe Alsacienne et Lorraine de
   Valeurs d'Entreprises et de
   Participations                                        4,000           485,826
Societe Fonciere Financiere et de
   Participations (FFP)                                 19,440         4,099,696
                                                                     -----------
                                                                       4,869,656
FOREST PRODUCTS & PAPER  0.0%
Otor *                                                  66,273           274,612

FURNITURE & HOUSEHOLD ITEMS  0.0%
Smoby SA                                                   128            10,675

HEALTH CARE & HOSPITAL  0.3%
Generale de Sante                                       86,400         2,978,790

INFORMATION & SERVICES  0.2%
A Novo *                                                64,846            72,165
ADLPartner *                                             7,132           182,803
Ginger *                                                13,000           178,783
Groupe Crit                                             17,093           589,435
Groupe Diffusion Plus                                       85             2,920
Groupe ONET                                                602           244,225
High Co. *                                              25,031           312,641
Prodef SA                                                  270           128,277
                                                                     -----------
                                                                       1,711,249
INSTRUMENTS  0.1%
Bacou-Dalloz                                            18,550         1,607,181

INSURANCE  0.2%
CNP Assurances                                          22,000         1,734,177

IT HARDWARE  0.1%
Thomson (a)                                             24,500           513,194
Wavecom SA *                                            11,277           133,082
                                                                     -----------
                                                                         646,276
LAND & WATER TRANSPORTATION  0.0%
Compagnie du Mont-Blanc                                     43             4,065

METAL PRODUCTS & MACHINERY  0.1%
Gevelot                                                  2,410           144,939
Groupe Finuchem                                          7,624           157,527
Lacroix SA                                                 172            13,611
Valeo SA (a)                                            35,600         1,322,154
                                                                     -----------
                                                                       1,638,231

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)

MISCELLANEOUS FINANCE  0.0%
Viel et Compagnie                                       72,979           298,444

OIL DISTRIBUTION  0.0%
Esso S.A.F                                                 733           151,120
Rubis                                                    4,372           321,563
                                                                     -----------
                                                                         472,683
REAL ESTATE DEVELOPMENT  0.0%
Compagnie Industrielle et
   Financiere d' Entreprises                               439            91,784
Eurosic                                                    581            27,858
                                                                     -----------
                                                                         119,642
RESTAURANTS, HOTELS & THEATERS  0.5%
Compagnie des Alpes (a)                                     71             4,979
Groupe Flo *                                            36,625           309,606
Sodexho Alliance SA (a)                                140,666         5,793,087
                                                                     -----------
                                                                       6,107,672
RETAIL  0.3%
Rallye SA                                               68,400         2,943,224

SOAPS & COSMETICS  0.0%
Jacques Bogart SA                                           16             1,629

SOFTWARE  1.0%
Atos Origin SA *                                        75,400         4,968,202
Cap Gemini SA *                                        149,200         6,004,896
GFI Informatique                                        20,400           152,369
Prosodie SA                                             10,195           226,462
                                                                     -----------
                                                                      11,351,929
WHOLESALE  0.5%
Bricodeal                                                  318            15,830
Casino Guichard-Perrachon SA (a)                        80,588         5,360,197
L.D.C. SA                                                5,193           411,107
Vet' Affaires                                            5,000           158,347
                                                                     -----------
                                                                       5,945,481
                                                                     -----------
                                                                      76,561,985
GERMANY  5.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
Frosta AG                                                4,714            72,998

BANKS & CREDIT INSTITUTIONS  0.0%
Albis Leasing AG                                        27,000           164,941

BASIC MINERALS & METALS  0.1%
ThyssenKrupp AG                                         65,100         1,355,057

BEER, LIQUOR, & TOBACCO  0.0%
Sektkellerei Schloss Wachenheim AG                      22,000           268,793

CONSTRUCTION & HOMEBUILDING  0.5%
Bilfinger Berger AG                                     68,100         3,252,942
GEA Group AG *                                         119,000         1,475,429
Hochtief AG                                             17,410           779,741
                                                                     -----------
                                                                       5,508,112
CONSTRUCTION MATERIALS  0.2%
Dyckerhoff AG                                           54,630         2,123,328

DRUGS & PHARMACEUTICALS  0.9%
Degussa AG *                                           127,392         6,462,610
Merck KGaA                                              48,400         4,008,188
                                                                     -----------
                                                                      10,470,798
ELECTRIC UTILITIES  0.1%
MVV Energie AG                                          62,291         1,323,009

GAS & OTHER PUBLIC UTILITIES  0.0%
INTERSEROH AG                                            6,268           203,401

GOVERNMENT AIRCRAFT & DEFENSE  0.3%
Rheinmetall AG                                          56,512         3,548,125

HEALTH CARE & HOSPITAL  0.7%
Fresenius Medical Care AG (a)                           64,802         6,813,789
Marseille-Kliniken AG                                   30,000           446,978
Mediclin AG *                                           66,481           196,767
                                                                     -----------
                                                                       7,457,534
INFORMATION & SERVICES  0.0%
D. Logistics AG *                                      120,000           235,833
Ruecker AG *                                            20,552           128,957
                                                                     -----------
                                                                         364,790
INSTRUMENTS  0.6%
Fresenius AG                                            51,200         6,425,261
Linos AG *                                               2,063            24,424
                                                                     -----------
                                                                       6,449,685
INSURANCE  0.3%
AMB Generali Holding AG                                 28,000         2,788,533
Wuerttembergische
   Lebensversicherung AG                                31,200           674,113
                                                                     -----------
                                                                       3,462,646
IT HARDWARE  0.6%
ADCapital AG                                               498             5,416
Infineon Technologies AG *                             786,000         7,159,883
Steag Hamatech AG *                                      7,427            20,751
                                                                     -----------
                                                                       7,186,050
LAND & WATER TRANSPORTATION  0.0%
Bremer Lagerhaus Gesellschaft AG                           146             1,592

METAL PRODUCTS & MACHINERY  0.6%
Deutz AG (a)*                                           32,817           161,072
Duerr AG (a)*                                           37,500           899,199

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
Jenoptik AG (a)*                                        67,291           605,460
KSB AG *                                                 2,790           500,186
Salzgitter AG                                           81,600         4,402,046
                                                                     -----------
                                                                       6,567,963
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.0%
Koenig & Bauer AG                                        9,040           258,999

PUBLISHING, BROADCASTING & CINEMA  0.0%
IM Internationalmedia AG *                              56,974            65,963

REAL ESTATE DEVELOPMENT  0.0%
Deutsche Real Estate AG *                                3,843            11,032
TAG Tegernsee Immobilien- und
   Beteiligungs-AG *                                    18,900           183,481
                                                                     -----------
                                                                         194,513
RESTAURANTS, HOTELS & THEATERS  0.1%
TUI AG (a)                                              48,240           986,033

RETAIL  0.2%
CeWe Color Holding AG                                   10,531           515,537
Hornback Baumarkt
   Aktiengesellschaft                                   37,600         1,424,469
                                                                     -----------
                                                                       1,940,006
SOAPS & COSMETICS  0.1%
Fuchs Petrolub AG                                       30,476         1,262,339

SOFTWARE  0.1%
GFT Technologies AG *                                   43,582           135,699
Nemetschek AG                                              734            12,253
PC- Ware AG                                             12,805           233,966
PSI AG fuer Produkte und Systeme
   der Informationstechnologie *                        30,000           146,330
                                                                     -----------
                                                                         528,248
WHOLESALE  0.0%
KAP Beteiligungs AG                                      1,223            39,325
WMF-Wuerttemebgische
   Metallwarenfabrik AG                                  6,000           121,246
                                                                     -----------
                                                                         160,571
                                                                     -----------
                                                                      61,925,494
GREECE  0.6%
--------------------------------------------------------------------------------

BANKS & CREDIT INSTITUTIONS  0.3%
Bank of Greece                                          26,314         2,947,190

COMMUNICATIONS UTILITIES  0.0%
Hellenic Telecommunications
   Organization SA *                                    15,000           318,642

OIL DISTRIBUTION  0.3%
Hellenic Petroleum SA                                  274,000         3,845,181
                                                                     -----------
                                                                       7,111,013
HONG KONG  1.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
Vedan International (Holdings) Ltd.                    478,000            57,950

BANKS & CREDIT INSTITUTIONS  0.2%
Asia Financial Holdings Ltd.                         1,066,000           408,994
Fubon Bank (Hong Kong) Ltd.                            998,000           347,009
JCG Holdings Ltd.                                      308,000           323,744
Liu Chong Hing Bank Ltd.                               285,000           450,919
Wing Lung Bank Ltd.                                     93,800           725,716
                                                                     -----------
                                                                       2,256,382
CELLULAR & WIRELESS  0.0%
SmarTone Telecommunications
   Holdings Ltd.                                        23,500            27,429

COMMUNICATIONS UTILITIES  0.0%
Asia Satellite Telecommunications
   Holdings Ltd.                                        52,998            92,222
Tom Online, Inc. *                                     356,800            88,788
                                                                     -----------
                                                                         181,010
CONSTRUCTION & HOMEBUILDING  0.1%
Shanghai Industrial Holdings Ltd.                      509,000         1,061,248

ELECTRIC UTILITIES  0.1%
Sinolink Worldwide Holdings Ltd.                     2,468,228           707,015

FINANCIAL INVESTMENTS  0.0%
Peregrine Investment Holdings Ltd. (b)(c)               84,000                --

FURNITURE & HOUSEHOLD ITEMS  0.0%
EganaGoldpfeil (Holdings) Ltd.                          26,000             6,183
Peace Mark (Holdings) Ltd.                           1,157,500           367,301
                                                                     -----------
                                                                         373,484
INFORMATION & SERVICES  0.0%
USI Holdings Ltd.                                      332,727           116,465

INSTRUMENTS  0.0%
Moulin Global Eyecare Holdings Ltd. (b)(c)*            268,000                --

IT HARDWARE  0.1%
Truly International Holdings Ltd.                      518,760           672,398
Varitronix International Ltd.                            1,000               721
Vtech Holdings Ltd.                                    136,000           464,813
                                                                     -----------
                                                                       1,137,932

LAND & WATER TRANSPORTATION  0.1%
Emperor Entertainment Hotel Ltd. *                   1,560,000           462,039
Kowloon Motor Bus Holdings Ltd.                         64,208           378,122
Sichuan Expressway Co., Ltd.                         3,560,146           496,938

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
Tianjin Development Holdings Ltd.                      193,200            91,337
                                                                     -----------
                                                                       1,428,436
MISCELLANEOUS FINANCE  0.2%
Dah Sing Financial Group                                 6,368            44,166
Guoco Group Ltd.                                       164,000         1,814,784
Sun Hung Kai & Co., Ltd.                               509,000           141,140
                                                                     -----------
                                                                       2,000,090
PUBLISHING, BROADCASTING & CINEMA  0.0%
Next Media Ltd.                                        104,000            49,472

REAL ESTATE DEVELOPMENT  0.5%
Allied Group Ltd.                                       29,600            42,298
China Motor Bus Co., Ltd.                                4,000            30,979
Chinese Estates Holdings Ltd.                          995,259           973,593
Goldlion Holdings Ltd.                                 300,000            42,960
Hong Kong Ferry (Holdings) Co., Ltd.                   294,280           356,161
Hopson Development Holdings Ltd.                        20,000            24,618
Kerry Properties Ltd.                                  821,000         2,176,241
New World China Land Ltd.                                  215                91
Shanghai Real Estate Ltd.                              200,000            27,108
Tai Cheung Holdings Ltd.                               267,520           150,829
Tian An China Investments Co., Ltd. *                  235,000            72,647
Tomson Group Ltd.                                      283,820            75,955
Wheelock & Co., Ltd.                                   207,800           338,069
Wheelock Properties Ltd.                             1,274,000           853,105
Wing On Co. International Ltd.                         249,500           347,010
                                                                     -----------
                                                                       5,511,664
RESTAURANTS, HOTELS & THEATERS  0.1%
Harbour Centre Development Ltd.                        180,000           274,612
Hongkong & Shanghai Hotels Ltd.                        952,192         1,041,211
Mandarin Oriental International Ltd.                     9,000             7,561
                                                                     -----------
                                                                       1,323,384
SOFTWARE  0.0%
Champion Technology Holdings Ltd.                      933,582           144,255
SUNeVision Holdings Ltd.                               244,280            42,847
                                                                     -----------
                                                                         187,102
WHOLESALE  0.0%
Tan Chong International Ltd.                         1,236,000           277,371
                                                                     -----------
                                                                      16,696,434
IRELAND  0.4%
--------------------------------------------------------------------------------
CONSTRUCTION & HOMEBUILDING  0.1%
Abbey plc                                               92,000         1,123,881

IT HARDWARE  0.0%
Vislink plc *                                           88,000            62,833

OIL & COAL RESOURCES  0.3%
Dragon Oil plc *                                       868,000         3,052,047

WHOLESALE  0.0%
DCC plc                                                 25,576           548,085
                                                                     -----------
                                                                       4,786,846
ITALY  3.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
La Doria S.p.A.                                         77,037           224,590

AUTOS  0.4%
IFIL - Finanziaria di
   Partecipazioni S.p.A.                             1,024,000         4,371,098

BANKS & CREDIT INSTITUTIONS  0.9%
Banca Popolare Italiana (a)                            456,816         4,056,329
Banco di Sardegna S.p.A.                                 1,532            31,303
Capitalia S.p.A.                                     1,107,000         6,408,703
                                                                     -----------
                                                                      10,496,335
BASIC MINERALS & METALS  0.0%
SMI-Societa Metallurgica Italiana S.p.A. *             836,638           404,607

CHEMICALS & RUBBER  0.0%
Montefibre S.p.A. *                                    387,000           133,480

CONSTRUCTION & HOMEBUILDING  0.1%
Vianini Lavori S.p.A.                                   70,039           692,216

CONSTRUCTION MATERIALS  0.5%
Boero Bartolomeo S.p.A.                                    294             5,362
Buzzi Unicem S.p.A.                                     95,311         1,493,325
Caltagirone S.p.A.                                       3,067            26,440
Italcementi S.p.A. (a)                                  58,000         1,083,524
Italmobiliare S.p.A.                                    51,402         3,525,665
                                                                     -----------
                                                                       6,134,316
FINANCIAL INVESTMENTS  0.0%
Mondo TV S.p.A.                                          3,870           136,817

FURNITURE & HOUSEHOLD ITEMS  0.0%
Targetti Sankey S.p.A.                                  45,000           248,849

INFORMATION & SERVICES  0.0%
I Grandi Viaggi S.p.A.                                 111,000           175,305

INSTRUMENTS  0.0%
Gefran S.p.A.                                           40,000           217,690

INSURANCE  0.2%
Fondiaria-Sai S.p.A. (a)                                12,393           407,749
Premafin Finanziaria S.p.A.                            688,000         1,612,496
                                                                     -----------
                                                                       2,020,245
METAL PRODUCTS & MACHINERY  0.1%
Biesse S.p.A.                                           68,062           551,872

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
Danieli & Co. S.p.A. (a)                                36,349           276,282
                                                                     -----------
                                                                         828,154
MISCELLANEOUS FINANCE  0.0%
Mittel S.p.A.                                           86,434           428,498

OIL DISTRIBUTION  0.6%
Cam Finanziaria S.p.A.                                 693,000         1,486,513
ERG S.p.A.                                             212,100         5,104,532
                                                                     -----------
                                                                       6,591,045
PUBLISHING, BROADCASTING & CINEMA  0.4%
C.I.R. S.p.A. - Compagnie
   Industriali Riunite (a)                           1,267,000         3,355,420
Cofide S.p.A. - Compagnia
   Finanziaria de Benedetti                          1,224,896         1,472,236
Monrif S.p.A.                                           96,951           147,794
                                                                     -----------
                                                                       4,975,450

REAL ESTATE DEVELOPMENT  0.0%
IPI S.p.A.                                              28,113           246,294

RETAIL  0.1%
Gruppo Coin S.p.A. *                                   212,959           712,530

SOAPS & COSMETICS  0.1%
Mirato S.p.A.                                           47,233           464,331

TEXTILES & APPAREL  0.1%
Linificio e Canapificio Nazionale S.p.A.                 2,604             9,417
Stefanel S.p.A.                                        132,000           573,221
                                                                     -----------
                                                                         582,638
                                                                     -----------
                                                                      40,084,488
JAPAN  24.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.6%
Coca-Cola Central Japan Co., Ltd.                          145         1,229,621
DyDo Drinco, Inc.                                       37,600         1,396,741
Fuji Foods, Inc.                                        22,000            74,744
Itoham Foods, Inc. (a)                                 135,000           548,946
Katokichi Co., Ltd. (a)                                135,400           923,698
Kinki Coca-Cola Bottling Co., Ltd.                      10,000           106,444
Kirin Beverage Corp. (a)                                72,100         1,464,858
Morinaga Milk Industry Co., Ltd.                       167,000           610,403
Nichiwa Sangyo Co., Ltd.                                19,000            73,232
Nissin Sugar Manufacturing Co., Ltd.                    28,000           110,966
Tokatsu Foods Co., Ltd.                                 28,000           191,629
                                                                     -----------
                                                                       6,731,282
AUTOS  0.3%
Diamond Electric Manufacturing Co., Ltd.                 3,000            24,623
Fuji Heavy Industries Ltd. (a)                         265,000         1,440,316
Kinki Sharyo Co., Ltd.                                   5,000            20,857
Kyokuto Kaihatsu Kogyo Co., Ltd.                        18,500           182,906
Topre Corp.                                             46,600           495,109
Topy Industries Ltd. (a)                               307,000         1,271,580
                                                                     -----------
                                                                       3,435,391
BANKS & CREDIT INSTITUTIONS  3.0%
Aichi Bank Ltd.                                         17,200         2,090,010
Akita Bank Ltd.                                        250,000         1,377,925
Chiba Kogyo Bank Ltd. *                                 60,400         1,315,071
Daishi Bank Ltd.                                       255,000         1,187,652
Eighteenth Bank Ltd. (a)                               100,000           632,535
Higashi-Nippon Bank Ltd.                                57,000           339,113
Higo Bank Ltd.                                          39,000           299,724
Hitachi Capital Corp.                                   64,300         1,281,184
Hyakugo Bank Ltd.                                      244,000         1,671,565
Kagawa Bank Ltd.                                       108,000           673,121
Kita-Nippon Bank Ltd.                                   11,600           621,744
Kiyo Bank Ltd.                                         522,000         1,514,215
Miyazaki Bank Ltd.                                      43,000           226,633
Nanto Bank Ltd.                                         63,000           406,889
Nishi-Nippon City Bank Ltd. (a)                        296,000         1,759,739
Orient Corp. (a)                                       517,000         2,152,295
San-in Godo Bank Ltd.                                   46,000           475,338
Sanyo Electric Credit Co., Ltd. (a)                     47,300           966,490
Sanyo Shinpan Finance Co., Ltd.                         29,200         2,086,929
SFCG Co., Ltd.                                           8,300         2,008,412
Shiga Bank Ltd.                                        251,000         1,742,732
Shimizu Bank Ltd.                                       10,300           523,411
Shinki Co., Ltd.                                        98,700           987,822
Taiko Bank Ltd.                                        111,000           404,254
The Hokuetsu Bank Ltd. (a)                             143,000           442,517
The Mie Bank Ltd. (a)                                  289,000         1,729,672
The Tokyo Tomin Bank Ltd.                               16,900           655,947
Tochigi Bank Ltd.                                       11,000            96,078
Toho Bank Ltd.                                         180,000           982,750
UFJ Nicos Co., Ltd. (a)                                292,000         3,661,123
Yamagata Bank Ltd.                                     128,000           758,182
                                                                     -----------
                                                                      35,071,072
BASIC MINERALS & METALS  2.0%
Fujikura Ltd.                                          242,000         1,960,008
Godo Steel Ltd. (a)                                    360,000         2,061,806
Kurimoto Ltd. (a)                                      214,000           673,943
Mitsubishi Materials Corp. (a)                         380,000         1,946,986
Mitsui Mining & Smelting Co., Ltd.                     166,000         1,042,971
Nakayama Steel Works Ltd.                              327,000         1,622,650
Nichia Steel Works Ltd.                                 45,000           221,888
Nippon Yakin Kogyo Co., Ltd. (a)                       266,500         1,007,807
Nisshin Steel Co., Ltd. (a)                            668,000         2,146,294
Osaka Steel Co., Ltd.                                   86,400         1,537,439
Ryobi Ltd.                                              81,000           571,863
Showa Electric Wire & Cable Co., Ltd.                  320,000           593,883

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
Sumitomo Pipe & Tube Co., Ltd.                          53,000           364,885
Tokyo Steel Manufacturing Co., Ltd.                    124,800         1,807,018
Toyo Kohan Co., Ltd.                                   127,000           562,667
Yamato Kogyo Co., Ltd.                                 133,000         2,227,473
Yodogawa Steel Works Ltd.                              373,000         2,212,427
                                                                     -----------
                                                                      22,562,008
BEER, LIQUOR, & TOBACCO  0.2%
Mercian Corp. (a)                                      299,000         1,087,361
Oenon Holdings, Inc. (a)                               167,000           623,716
                                                                     -----------
                                                                       1,711,077
CHEMICALS & RUBBER  1.5%
Air Water, Inc. (a)                                     50,000           532,519
Arakawa Chemical Industries Ltd.                        28,100           396,340
Asahi Denka Co., Ltd.                                    9,000           139,033
Atomix Co., Ltd.                                         3,000            15,839
Dainippon Ink & Chemicals, Inc. (a)                    339,000         1,473,381
Kureha Chemical Industry Co., Ltd.                     361,000         1,876,457
Nippon Shokubai Co., Ltd.                               49,000           556,426
Nitto Boseki Co., Ltd. (a)                             434,000         1,149,235
Sakai Chemical Industry Co., Ltd.                      183,000           851,502
Showa Denko K.K. (a)                                   435,000         1,693,019
SOFT99 Corp.                                            21,000           299,429
Sumitomo Rubber Industries Ltd.                         76,000         1,083,938
Sunstar, Inc.                                           76,000           372,435
Tokyo Ohka Kogyo Co., Ltd.                              55,400         1,593,129
Tokyo Printing Ink Manufacturing Co., Ltd.               7,000            23,466
Tosoh Corp. (a)                                        295,000         1,293,803
Toyo Tire & Rubber Co., Ltd.                            68,000           357,004
Ube Industries Ltd.                                    772,000         2,092,558
Yokohama Rubber Co., Ltd.                              296,000         1,736,933
                                                                     -----------
                                                                      17,536,446
COMMUNICATIONS UTILITIES  0.0%
Rakuten, Inc. *                                            326           313,760

CONSTRUCTION & HOMEBUILDING  2.1%
Asahi Kogyosha Co., Ltd.                                20,000           103,990
Asanuma Corp.                                          158,000           417,786
Bunka Shutter Co., Ltd.                                 22,000           128,550
C-Cube Corp.                                            27,700           150,340
Dai-Dan Co., Ltd. (a)                                   19,000           135,183
Daiho Corp.                                            107,000           281,346
Daiichi Kensetu Corp.                                    9,000            84,196
Fujita Corp. (a)*                                       32,250           294,107
Fukuda Corp.                                            58,000           330,314
Hazama Corp.                                            70,000           213,677
Hibiya Engineering Ltd.                                  9,000            81,480
Hitachi Plant Engineering & Construction
   Co., Ltd (a)                                         27,000           196,193
Japan Foundation Engineering Co., Ltd.                   8,400            48,516
Jgc Corp. (a)                                           55,000         1,047,574
Kaneshita Construction Co., Ltd.                         2,000            16,037
Kawada Construction Co., Ltd.                            3,000            10,189
Kinden Corp.                                           206,000         1,859,308
Koatsu Kogyo Co., Ltd.                                   6,000            24,878
Kodensha Co., Ltd.                                      42,000           153,206
Komai Tekko, Inc.                                       24,000            89,969
Kumagai Gumi Co., Ltd. *                               277,000         1,221,444
Kyowa Exeo Corp. (a)                                    39,000           510,067
Kyudenko Corp.                                         164,000         1,144,817
Maeda Corp.                                            314,000         2,075,655
Mitsui Home Co., Ltd.                                  109,000           837,023
NEC Networks & System Integration Corp.                 75,500         1,004,453
Nippo Corp.                                             52,000           388,698
Nippon Densetsu Kogyo Co., Ltd.                        126,000           816,504
Nippon Dentsu Co., Ltd.                                 21,000            85,531
Nippon Denwa Shisetsu Co., Ltd.                         22,000            93,153
Nippon Road Co., Ltd.                                  185,000           522,315
Nishimatsu Construction Co., Ltd.                      170,000           697,515
Ohmoto Gumi Co., Ltd.                                   13,000           127,578
Oki Wintech Co., Ltd.                                   21,000           127,688
Oriental Construction Co., Ltd.                         12,200            64,541
Penta-Ocean Construction Co., Ltd. *                   773,000         1,768,010
Raito Kogyo Co., Ltd.                                   11,300            47,941
Sanki Engineering Co., Ltd.                             15,000           131,807
Sanyo Engineering & Construction, Inc.                  22,000           151,465
Seibu Electric Industry Co., Ltd.                       19,000           120,315
Sho-Bond Corp.                                           1,200            14,220
Taihei Dengyo Kaisha Ltd.                               24,000           204,476
Taikisha Ltd.                                           48,000           837,014
Taisei Corp.                                           274,000         1,240,324
Taisei Oncho Co., Ltd.                                   5,000            25,445
Taisei Rotec Corp.                                     172,000           410,883
Takahashi Curtain Wall Corp.                             9,000            31,461
Takasago Thermal Engineering Co., Ltd.                   4,000            32,845
Techno Ryowa Ltd.                                        2,300            17,549
Tekken Corp.                                           249,000           570,436
Toda Corp.                                             104,000           571,034
Toenec Corp.                                           111,000           490,098
Tokyo Energy & Systems, Inc.                            10,000            87,748
Toshiba Plant Systems & Services Corp.                  60,000           354,538
Totetsu Kogyo Co., Ltd.                                 24,000           124,489
Tsuchiya Home Co., Ltd.                                  7,200            30,006
Yokogawa Construction Co., Ltd.                          6,300            30,643
Yondenko Corp.                                          42,000           262,520
Yurtec Corp.                                            50,000           296,552

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
Zenitaka Corp.                                          99,000           354,463
                                                                     -----------
                                                                      23,590,103
CONSTRUCTION MATERIALS  1.5%
Central Glass Co., Ltd. (a)                            143,000           790,535
DC Co., Ltd.                                            66,000           306,565
Fujimi, Inc.                                            34,100           667,515
Maeda Road Construction Co., Ltd.                      152,000         1,112,838
Mitani Sekisan Co., Ltd.                                 7,000            51,457
Nichias Corp.                                          210,000         1,329,410
Nichiha Corp.                                           19,600           348,986
Nihon Yamamura Glaaa Co., Ltd.                         208,000           718,776
Nippon Sheet Glass Co., Ltd. (a)                        91,000           397,534
Nittetsu Mining Co., Ltd.                              117,000           784,340
Noritake Co., Ltd.                                     296,000         1,783,850
Noritz Corp. (a)                                        59,000           976,482
Sankyo Rikagaku Co., Ltd.                                4,000            51,619
Sanwa Shutter Corp. (a)                                136,000           836,887
Sumitomo Osaka Cement Co., Ltd.                        935,000         2,735,256
Taiheiyo Cement Corp.                                  536,000         2,176,256
Toto Ltd. (a)                                          196,000         1,649,936
Yokogawa Bridge Corp.                                   64,000           482,113
                                                                     -----------
                                                                      17,200,355
CONSUMER DURABLES  0.1%
Icom, Inc.                                              10,300           325,500
Japan Radio Co., Ltd. (a)*                             100,000           333,900
Zojirushi Corp.                                         15,000           161,362
                                                                     -----------
                                                                         820,762
DRUGS & PHARMACEUTICALS  0.5%
Kaken Pharmaceutical Co., Ltd. (a)                     273,000         2,123,029
Nikken Chemicals Co., Ltd.                             107,000           351,291
Nippon Shinyaku Co., Ltd. (a)                           67,000           556,518
Nissui Pharmaceutical Co., Ltd.                         21,000           171,115
Rohto Pharmaceutical Co., Ltd.                         135,000         1,343,123
Torii Pharmaceutical Co., Ltd.                          60,800         1,296,218
                                                                     -----------
                                                                       5,841,294
ELECTRIC UTILITIES  0.1%
Okinawa Electric Power Co., Inc.                         9,300           512,444

FINANCIAL INVESTMENTS  0.0%
Nishio Rent All Co., Ltd.                                4,160            92,396
Sankyo Frontier Co., Ltd.                               14,000            76,529
                                                                     -----------
                                                                         168,925
FOREST PRODUCTS & PAPER  0.0%
Nihon Decoluxe Co., Ltd.                                 2,000            13,567

FURNITURE & HOUSEHOLD ITEMS  0.5%
Koito Industries Ltd.                                    1,000             5,582
Kuwayama Corp.                                             200             1,859
Mitsubishi Plastics, Inc.                              301,000         1,072,545
NAMCO BANDAI Holdings, Inc.                             71,400         1,043,741
Riso Kagaku Corp.                                       27,600           551,886
Roland Corp.                                            47,000         1,089,053
Sekisui Chemical Co., Ltd.                             185,000         1,251,243
Tachikawa Corp.                                         36,000           276,978
Toso  Co., Ltd.                                         16,000            66,588
Tsutsunaka Plastic Industry Co., Ltd.                   59,000           251,392
                                                                     -----------
                                                                       5,610,867
GAS & OTHER PUBLIC UTILITIES  0.1%
Kanto Natural Gas Development Co., Ltd.                 55,000           387,923
Keiyo Gas Co., Ltd.                                      5,000            27,033
Otaki Gas Co., Ltd.                                     17,000            96,427
                                                                     -----------
                                                                         511,383
GOVERNMENT AIRCRAFT & DEFENSE  0.2%
Mitsui Engineering & Shipbuilding Co., Ltd.            855,000         2,783,519

HEALTH CARE & HOSPITAL  0.1%
Nissin Healthcare Food Service Co., Ltd.                38,000           579,852

INFORMATION & SERVICES  0.5%
AUTOBACS SEVEN CO., LTD. (a)                            11,500           602,253
Chodai Co., Ltd.                                        16,000            84,783
CTI Engineering Co., Ltd.                               26,700           242,536
Eight Consultants Co., Ltd.                                  8            33,994
Eikoh, Inc.                                             17,000           164,539
H.I.S. Co., Ltd.                                           500            11,934
Higashi Nihon House Co., Ltd. *                         27,000            69,318
Hitachi System & Services Ltd.                          45,100         1,147,234
Horipro, Inc.                                           11,500           148,424
Ichishin Co., Ltd.                                      14,000            66,280
Johnan Academic Preparatory Institute, Inc.             15,000            71,101
Keiiyu Co., Ltd.                                         9,500           148,239
Kinki Nippon Tourist Co., Ltd.                         183,000           967,016
Nihon Jumbo Co., Ltd.                                    5,900            71,777
Nomura Co., Ltd.                                        48,000           322,480
Original Engineering Consultants Co., Ltd.               5,000            30,542
Secom Joshinetsu Co., Ltd.                              14,600           350,758
TKC Corp.                                               64,900         1,345,469
Toyo TEC Co., Ltd.                                       2,600            30,254
Wesco, Inc.                                             16,100            82,714
                                                                     -----------
                                                                       5,991,645
INSTRUMENTS  0.2%
Aichi Tokei Denki Co., Ltd.                             13,000            53,118
Fukuda Denshi Co., Ltd.                                  3,800           137,988

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
Hitachi Medical Corp.                                   83,000           962,632
Kawasumi Laboratories, Inc.                             15,000            97,398
Shimadzu Corp.                                          76,000           536,862
Yamatake Corp.                                          28,500           656,185
                                                                     -----------
                                                                       2,444,183
INSURANCE  0.0%
Nisshin Fire & Marine Insurance Co., Ltd.               42,000           168,525

IT HARDWARE  1.5%
Alps Electric Co., Ltd. (a)                             80,000         1,117,795
Citizen Watch Co., Ltd.                                160,500         1,332,291
Daiichikosho Co., Ltd.                                  46,800         1,461,094
Dainippon Screen Mfg. Co., Ltd.                         76,000           635,267
Futaba Corp.                                            48,600         1,109,968
Hitachi Kokusai Electric, Inc. (a)                     192,000         2,113,040
Koa Corp                                                39,500           406,256
Makino Milling Machine Co., Ltd. (a)                   157,000         1,728,252
Minebea Co., Ltd. (a)                                  282,000         1,509,290
Mitsumi Electric Co., Ltd. (a)                         130,500         1,479,396
Nippon Antenna Co., Ltd.                                19,000           179,423
Oki Electric Industry Co., Ltd. (a)                    538,000         1,969,096
Star Micronics Co., Ltd.                                20,000           325,614
Toshiba TEC Corp.                                      400,000         2,155,807
                                                                     -----------
                                                                      17,522,589
LAND & WATER TRANSPORTATION  0.8%
Daiwa Logistics Co., Ltd.                                6,400            63,037
Hitachi Transport System Ltd.                          159,000         1,628,931
Isewan Terminal Service Co., Ltd.                        8,000            61,560
Japan Oil Transportation Co., Ltd.                       3,000            10,017
K.R.S. Corp.                                               900            13,663
Kawanishi Warehouse Co., Ltd.                            4,000            37,139
Maruzen Showa Unyu Co., Ltd. (a)                         3,000            12,081
Meiko Trans Co., Ltd.                                    6,000            77,371
Mitsubishi Logistics Corp. (a)                         119,000         1,997,927
Nagoya Railroad Co., Ltd.                              564,000         2,170,341
Nippon Konpo Unyu Soko Co., Ltd.                        89,000         1,214,265
Seino Transportation Co., Ltd.                         121,210         1,319,721
Tokyo Kisen Co., Ltd.                                    9,000            70,547
Yusen Air & Sea Service Co., Ltd.                       12,600           630,397
                                                                     -----------
                                                                       9,306,997
MAINFRAME & MINICOMPUTERS  0.0%
Tsuzuki Denki Co., Ltd.                                 44,000           190,837

METAL PRODUCTS & MACHINERY  2.2%
Aida Engineering Ltd.                                   13,000           103,759
Amada Co., Ltd.                                        181,000         1,594,311
Asahi Diamond Industrial Co., Ltd.                     144,000         1,281,797
CKD Corp.                                               84,000         1,081,841
Corona Corp.                                            29,600           572,979
Fujitec Co., Ltd. (a)                                  123,000           722,437
Glory Ltd.                                             116,600         1,977,445
Heiwa Corp. (a)                                         86,500         1,182,824
Hokkan Holdings, Ltd.                                  110,000           388,756
Ishikawajima Transportation Machinery Co., Ltd.         16,000            59,626
Ishikawajima-Harima Heavy industries Co., Ltd. *       653,000         2,071,449
Kioritz Corp.                                           80,000           276,564
Koken Ltd.                                               5,000            82,407
Komori Corp.                                           122,000         2,240,252
Meidensha Corp. (a)                                    244,000           917,288
Mori Seiki Co., Ltd. (a)                               114,500         1,709,963
Nakano Refrigerators Co., Ltd.                           2,000            22,797
NGK Spark Plug Co., Ltd. (a)                            63,000         1,366,241
Nihon Kaiheiki Industry Co., Ltd.                        3,000            33,491
Nippon Thompson Co., Ltd. (a)                          138,000         1,306,961
Nireco Corp.                                             1,000             8,570
Nissei Plastic Industrial Co., Ltd.                     35,100           393,800
Nissin Electric Co., Ltd.                              267,000         1,347,500
Nitto Kogyo Corp.                                       15,300           264,198
NOHMI BOSAI Ltd.                                        44,000           287,457
Sanso Electric Co., Ltd.                                12,000            90,305
Sekisui Jushi Corp.                                     26,000           199,954
ShinMaywa Industries Ltd.                              260,000         1,509,805
Sinko Kogyo Co., Ltd.                                   51,000           185,754
Sintokogio Ltd.                                        113,000         1,317,207
Sumitomo Heavy Industries Ltd.                           5,000            41,850
Takuma Co., Ltd. (a)                                    63,000           421,029
Toyo Engineering Works Ltd.                              2,000             4,737
Wakita & Co., Ltd.                                      50,000           511,466
                                                                     -----------
                                                                      25,576,820
MISCELLANEOUS FINANCE  0.2%
Daiko Clearing Services Corp.                            4,300            73,977
Japan Asia Investment Co., Ltd.                         67,000           558,762
Marusan Securities Co., Ltd.                           104,000         1,092,334
Osaka Securities Finance Co., Ltd.                      62,000           395,914
                                                                     -----------
                                                                       2,120,987
OIL & COAL RESOURCES  0.1%
Japan Petroleum Exploration Co., Ltd.                   25,700         1,621,218

OIL DISTRIBUTION  0.5%
AOC Holdings, Inc. (a)                                 130,700         2,360,326
Cosmo Oil Co., Ltd. (a)                                428,000         2,140,383
Itohchu Enex Co., Ltd.                                 197,500         1,599,191
Toa Oil Co., Ltd.                                       25,000            58,130
                                                                     -----------
                                                                       6,158,030
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.2%
Brother Industries, Ltd.                               167,000         1,754,770
Canon Finetech Inc.                                     22,300           488,253

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
Noritsu Koki Co., Ltd. (a)                               5,700           109,240
                                                                     -----------
                                                                       2,352,263
PUBLISHING, BROADCASTING & CINEMA  0.0%
Broadcasting System of Niigata, Inc. (BSN)                 500             6,003
Chubu-Nippon Broadcasting Co., Ltd.                        300             3,704
RKB Mainichi Broadcasting Corp.                         11,000           152,586
Toei Co., Ltd.                                          48,000           326,629
                                                                     -----------
                                                                         488,922
REAL ESTATE DEVELOPMENT  1.0%
Airport Facilties Co., Ltd.                             47,600           301,387
Aoki Marine Co., Ltd.                                    5,000            22,002
Cowboy Co., Ltd.                                        47,000           150,676
Hankyu Holdings, Inc.                                  320,000         2,076,709
Hanshin Electric Raillway Co., Ltd. (a)                111,000           926,052
HASEKO Corp. (a)*                                      921,500         3,559,690
Hosoda Corp.                                             8,000            60,919
Japan Airport Terminal Co., Ltd.                        51,100           479,178
Japan General Estate Co., Ltd. (a)                      12,100           201,965
Joint Corp.                                                600            20,856
Nisshin Fudosan Co., Ltd. (a)                           57,500           843,635
Recruit Cosmos Co., Ltd. *                             103,000           645,769
Sekisui House Ltd.                                       8,000           100,479
Starts Corp., Inc.                                       8,500           169,437
THE Sankei Building Co., Ltd                             5,000            50,882
Towa Real Estate Development Co., Ltd. (a)*            264,000         1,511,896
                                                                     -----------
                                                                      11,121,532
RESTAURANTS, HOTELS & THEATERS  0.3%
Colowide Co., Ltd.                                       6,000            90,341
Daisyo Corp.                                            36,300           566,333
Friendly Corp.                                           9,000            41,359
Gourmet Kineya Co., Ltd.                                41,000           317,082
Green House Co., Ltd.                                    6,000           151,999
Kyoritsu Maintenance Co., Ltd. (a)                       3,300           131,362
Royal Holdings Co., Ltd.                                54,000           819,439
SKYLARK Co., Ltd. (a)                                   72,200         1,150,505
                                                                     -----------
                                                                       3,268,420
RETAIL  1.3%
Aichi Toyota Motor Co., Ltd.                            16,000           373,258
Aoki International Co., Ltd.                            40,200           723,433
Aoyama Trading Co., Ltd.                                69,800         2,358,351
Blue Grass Co., Ltd.                                    16,000           252,151
Daiwa Co., Ltd.                                         25,000            83,117
Haruyama Trading Co., Ltd.                              16,800           248,934
Izumiya Co., Ltd. (a)                                   99,000           878,332
Jeans Mate Corp.                                        15,200           286,696
Konaka Co., Ltd.                                        24,300           394,969
Laox Co., Ltd. (a)                                      18,000            77,906
Ministop Co., Ltd.                                       1,700            38,726
Mizuno Corp.                                           177,000         1,256,804
Okuwa Co., Ltd                                          30,000           446,178
Parco Co., Ltd.                                        143,000         1,640,648
Poplar Co., Ltd.                                         9,200           126,007
Sazaby, Inc.                                            11,500           331,556
Seven & I Holdings Co., Ltd. *                              10               428
Takashimaya Co., Ltd. (a)                               18,000           287,513
The Daiei, Inc. (a)*                                    97,500         2,331,780
Three F Co., Ltd.                                        3,200            28,546
Tokyo Derica Co., Ltd.                                   3,000            36,986
Uny Co., Ltd.                                          195,000         3,074,522
                                                                     -----------
                                                                      15,276,841
SOAPS & COSMETICS  0.1%
ADERANS Co., Ltd.                                           85             2,544
KOSE Corp.                                               5,800           232,542
Mandom Corp. (a)                                        45,500         1,075,843
                                                                     -----------
                                                                       1,310,929
SOFTWARE  0.3%
Capcom Co., Ltd. (a)                                   115,900         1,353,742
Fujitsu Business Systems Ltd.                           53,600           796,041
INES Corp. (a)                                           4,000            32,639
Japan Process Development Co., Ltd.                      5,000            56,604
NEC Fielding Ltd.                                       50,000           983,742
                                                                     -----------
                                                                       3,222,768
TEXTILES & APPAREL  0.6%
Fuji Corp.                                               7,000            84,363
Fujix Ltd.                                               5,000            32,441
Ichikawa Co., Ltd.                                      45,000           188,878
Japan Wool Textile Co., Ltd.                           149,000         1,398,905
Jichodo Co., Ltd.                                        8,000            69,160
King Co., Ltd.                                          27,000           148,737
Kurabo Industries Ltd.                                 576,000         2,154,699
Morishita Co., Ltd.                                      5,000            46,509
ONWARD KASHIYAMA Co., Ltd. (a)                          20,000           393,959
Tokyo Style Co., Ltd.                                  155,000         1,899,757
Yagi Corp.                                              30,000           156,107
                                                                     -----------
                                                                       6,573,515
TRADING COMPANY  0.2%
Sojitz Corp. (a)*                                      434,400         2,574,267

WHOLESALE  1.5%
Charle Co., Ltd.                                         9,200            78,384
Daiwabo Information System Co., Ltd. (a)                35,000           683,916
Denkyosha Co., Ltd.                                      4,000            43,427
Furusato Industries Ltd.                                   600            12,954
Inaba Denki Sangyo Co., Ltd                             10,300           378,590
Kaga Electronics Co., Ltd                               23,900           660,948

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
Kamei Corp.                                             77,000           827,494
Kanaden Corp.                                           57,000           382,343
Kato Sangyo Co., Ltd.                                   66,100         1,280,922
Kobayashi Pharmaceutical Co., Ltd.                       8,500           254,342
MEDICEO Holdings Co., Ltd.                              94,000         1,360,575
Mitani Corp.                                            26,000           352,372
Mitsui Mining Co., Ltd. *                              113,500           338,268
Mitsuuroko Co., Ltd.                                    65,000           469,790
Nagahori Corp.                                          31,000           167,073
Nissho Electronics Corp.                                21,000           204,622
Onoken Co., Ltd.                                        51,600           841,359
Ryoden Trading Co., Ltd.                                36,000           294,647
Ryosan Co., Ltd.                                        43,200         1,145,225
Ryoyo Electro Corp.                                     10,800           164,184
San-Ai Oil Co., Ltd.                                   125,000           624,466
Sanshin Electronics Co., Ltd.                           65,000           738,558
Sekido Co., Ltd. *                                      17,000            39,958
Shinko Shoji Co., Ltd.                                  37,000           466,197
Sinanen Co., Ltd.                                      183,000         1,193,988
Sumitomo Forestry Co., Ltd.                             44,000           438,519
SUZUKEN CO., LTD.                                       45,600         1,453,177
Takachiho Koheki Co., Ltd.                               1,400            22,482
Teikoku Oil Co., Ltd. (a)                              139,000         1,819,811
Tokiwa Yakuhin Co., Ltd.                                10,000            41,991
Totech Corp.                                            13,000           114,654
Trusco Nakayama Corp.                                    7,800           194,829
Tsuzuki Densan Co., Ltd.                                10,500            65,044
Uchida Yoko Co., Ltd                                     5,000            36,312
Uehara Sei Shoji Co., Ltd.                              43,000           283,856
Yokohama Maruuo Co., Ltd.                                3,000            27,164
Yuasa Funashoku Co., Ltd.                               22,000            70,499
                                                                     -----------
                                                                      17,572,940
                                                                     -----------
                                                                     279,858,335
KOREA, REPUBLIC OF  3.7%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Daehan Flour Mill Co., Ltd.                                912           116,235
Dongwon F&B Co., Ltd.                                    1,970           109,214
Lotte Samkang Co., Ltd. *                                2,804           522,208
Namyang Dairy Products Co., Ltd. *                         201           113,425
ORION Corp. *                                            1,930           530,387
Ottogi Corp. *                                              50             5,306
Samyang Corp. *                                            320            14,204
                                                                     -----------
                                                                       1,410,979
BASIC MINERALS & METALS  0.3%
Hyundai Hysco                                           59,520           715,111
INI Steel Co.                                           73,470         1,500,585
Korea Zinc Co., Ltd.                                    24,470         1,219,361
                                                                     -----------
                                                                       3,435,057
CHEMICALS & RUBBER  0.1%
Dong Ah Tire & Rubber Co., Ltd. *                          780             4,746
Honam Petrochemical Corp.                               25,230         1,236,477
                                                                     -----------
                                                                       1,241,223
COMMUNICATIONS UTILITIES  0.1%
LS Cable Ltd. *                                         36,300         1,239,706

CONSTRUCTION & HOMEBUILDING  0.5%
Doosan Industrial Development Co., Ltd. *               41,910           441,491
Halla Engineering & Construction Corp. *                21,850           618,141
Hyundai Development Co.                                 69,110         3,106,605
Hyundai Engineering & Construction Co., Ltd. *          15,090           665,357
Korea Development Corp.                                 10,439           391,909
Poonglim Industrial Co., Ltd. *                         52,660           509,242
Sambu Construction Co., Ltd. *                           7,792           196,170
Tae Young Corp. *                                        4,660           327,309
                                                                     -----------
                                                                       6,256,224
CONSTRUCTION MATERIALS  0.1%
Asia Cement Co., Ltd.                                   13,060           515,637
Hyundai Cement Co., Ltd.                                 3,970           124,344
Ssangyong Cement Industrial Co., Ltd. *                  9,115           126,270
                                                                     -----------
                                                                         766,251
DRUGS & PHARMACEUTICALS  0.2%
Boryung Pharmaceutical Co., Ltd.                         1,695            77,403
Dong-A Pharmaceutical Co., Ltd.                         13,311         1,138,901
Green Cross Holdings Corp.                               2,660           189,220
Il Dong Pharmaceutical Co., Ltd.                         9,650           426,725
Ilsung Pharmaceuticals Co., Ltd.                         1,010            48,959
Shin Poong Pharmaceutical Co., Ltd. *                    9,370           224,784
                                                                     -----------
                                                                       2,105,992
FOREST PRODUCTS & PAPER  0.1%
Hansol Paper Co., Ltd. *                                54,980           940,637
Shinmoorim Paper Manufacturing Co., Ltd. *              15,000           190,229
                                                                     -----------
                                                                       1,130,866
GAS & OTHER PUBLIC UTILITIES  0.1%
Pusan City Gas Co., Ltd. *                                 430            11,057
Samchully Co., Ltd. *                                    5,939           702,093
Seoul City Gas Co., Ltd. *                               6,690           398,415
                                                                     -----------
                                                                       1,111,565
GOVERNMENT AIRCRAFT & DEFENSE  0.2%
Hyundai Mipo Dock Co., Ltd. *                           19,900         1,193,755
Samsung Heavy Industries Co., Ltd.                      30,210           522,337
                                                                     -----------
                                                                       1,716,092

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
INFORMATION & SERVICES  0.3%
Doosan Heavy Industries & Construction Co., Ltd.        94,590         3,504,594
Samho International Co., Ltd. *                         20,650           330,434
                                                                     -----------
                                                                       3,835,028
INSTRUMENTS  0.0%
INTOPS Co., Ltd.                                         9,300           310,145

INSURANCE  0.5%
Dongbu Insurance Co., Ltd.                              69,310         1,379,416
First Fire & Marine Insurance Co., Ltd. *               89,780           533,987
Hyundai Marine & Fire Insurance Co., Ltd. (HDMF)        34,490           491,588
Korean Reinsurance Co.                                 135,880         1,413,681
LG Insurance Co., Ltd.                                  42,320           832,032
Oriental Fire & Marine Insurance Co., Ltd.              12,700           658,922
                                                                     -----------
                                                                       5,309,626
IT HARDWARE  0.0%
Sam Young Electronics Co., Ltd. *                       19,760           195,118

LAND & WATER TRANSPORTATION  0.0%
Sebang Co., Ltd.                                         1,720            16,250

MISCELLANEOUS FINANCE  0.2%
Samsung Securities Co., Ltd.                            25,840         1,557,368
Tong Yang Investment Bank *                            128,440         1,239,528
                                                                     -----------
                                                                       2,796,896
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.1%
Samsung Techwin Co., Ltd.                               62,820         1,104,726

RETAIL  0.3%
Hwa Sung Industrial Co., Ltd.                           24,220           304,826
Hyundai Department Store Co., Ltd. *                    23,740         1,988,435
Hyundai Department Store H&S Co., Ltd                    8,070           595,737
                                                                     -----------
                                                                       2,888,998
SOAPS & COSMETICS  0.1%
LG Household & Health Care Ltd.                         18,670         1,012,540

SOFTWARE  0.2%
Daou Technology Inc. *                                  95,250           536,821
Hyundai Information Technology Co., Ltd. *             134,100           547,377
POSDATA Co., Ltd. *                                      8,970           713,000
                                                                     -----------
                                                                       1,797,198
TEXTILES & APPAREL  0.1%
Cheil Industries, Inc.                                  28,528           784,127
Hyosung Corp.                                           47,510           760,306
Ilshin Spinning Co., Ltd.                                1,340            75,493
                                                                     -----------
                                                                       1,619,926
WHOLESALE  0.1%
LG International Corp.                                  51,880         1,190,434
                                                                     -----------
                                                                      42,490,840
MALAYSIA  0.0%
--------------------------------------------------------------------------------
REAL ESTATE DEVELOPMENT  0.0%
Rekapacific Berhad (b)(c)                               24,000                --

NETHERLANDS  3.4%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.0%
Kas Bank NV                                             17,544           388,090

CHEMICALS & RUBBER  0.7%
Koninklijke DSM N.V.                                   213,200         8,708,510

FOREST PRODUCTS & PAPER  0.0%
Crown Van Gelder NV                                      8,400           176,022

INFORMATION & SERVICES  0.6%
Grontmij NV                                              9,200           648,480
Koninklijke BAM Groep NV                                22,464         1,883,309
Vedior NV (a)                                          275,000         4,075,389
                                                                     -----------
                                                                       6,607,178
LAND & WATER TRANSPORTATION  0.1%
H.E.S. Beheer NV                                        18,000           234,412
Koninklijke Frans Maas Groep NV                         14,400           633,112
                                                                     -----------
                                                                         867,524
METAL PRODUCTS & MACHINERY  0.0%
Koninklijke Nedschroef Holding NV                        4,955           177,296
Stork NV                                                 7,500           321,044
                                                                     -----------
                                                                         498,340
OIL DISTRIBUTION  0.3%
Koninklijke Vopak NV                                   110,435         3,348,234

PUBLISHING, BROADCASTING & CINEMA  0.8%
Roto Smeets de Boer                                        143             7,925
VNU N.V.                                               232,500         7,705,616
Wegener NV                                             102,000         1,207,999
                                                                     -----------
                                                                       8,921,540
RESTAURANTS, HOTELS & THEATERS  0.1%
Athlon Holding NV                                       28,420           756,074

RETAIL  0.1%
Macintosh Retail Group NV                               15,200           793,765

TEXTILES & APPAREL  0.1%
Gamma Holding NV                                        20,400           852,290

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
WHOLESALE  0.6%
Buhrmann NV                                            301,000         4,441,332
Neways Electronic International NV *                    19,082           140,469
Univar NV                                               55,200         2,157,095
                                                                     -----------
                                                                       6,738,896
                                                                     -----------
                                                                      38,656,463
NEW ZEALAND  0.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
AFFCO Holdings Ltd.                                    835,578           229,756
PGG Wrightson Ltd.                                      10,235            15,131
Sanford Ltd.                                           101,057           296,671
                                                                     -----------
                                                                         541,558
ELECTRIC UTILITIES  0.0%
TrustPower Ltd.                                          5,277            22,147

FOREST PRODUCTS & PAPER  0.0%
Rubicon Ltd. *                                          70,843            41,960

LAND & WATER TRANSPORTATION  0.0%
Mainfreight Ltd.                                       208,999           521,107

METAL PRODUCTS & MACHINERY  0.1%
Fletcher Building Ltd.                                 187,957           968,799

PUBLISHING, BROADCASTING & CINEMA  0.0%
Sky Network Television Ltd. (a)*                       106,735           458,859

REAL ESTATE DEVELOPMENT  0.0%
CDL Hotels New Zealand Ltd.                            193,484            75,272

RETAIL  0.0%
Hallenstein Glasson Holdings Ltd.                       38,184           123,990
                                                                     -----------
                                                                       2,753,692
NORTHERN IRELAND  0.4%
--------------------------------------------------------------------------------
METAL PRODUCTS & MACHINERY  0.1%
FKI plc                                                470,779           940,736

MISCELLANEOUS FINANCE  0.3%
Investec plc                                            74,197         3,263,327
                                                                     -----------
                                                                       4,204,063
NORWAY  0.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
Skiens Aktiemolle ASA                                    1,779            86,323

INFORMATION & SERVICES  0.1%
Aker ASA (a)*                                           28,398           833,003

LAND & WATER TRANSPORTATION  0.2%
Stolt-Nielsen SA                                        82,600         2,730,891

OIL DRILLING & SERVICES  0.2%
Ocean Rig ASA (a)*                                     190,417         2,602,966
                                                                     -----------
                                                                       6,253,183
PORTUGAL  0.9%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.4%
Banco Espirito Santo, SA (BES)                         246,000         3,957,742

ELECTRIC UTILITIES  0.5%
Electricidade de Portugal SA                         1,848,000         5,689,427

RESTAURANTS, HOTELS & THEATERS  0.0%
Ibersol SGPS SA                                         35,747           254,004
                                                                     -----------
                                                                       9,901,173
SINGAPORE  0.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Asia Food & Properties Ltd. *                          878,000           197,519
Golden Agri-Resources Ltd. *                         1,784,200           397,050
                                                                     -----------
                                                                         594,569
BANKS & CREDIT INSTITUTIONS  0.0%
Hong Leong Finance Ltd.                                 59,425           129,319

FINANCIAL INVESTMENTS  0.2%
K1 Ventures Ltd.                                       809,000           157,991
Kim Eng Holdings Ltd.                                  350,513           284,771
Metro Holdings Ltd.                                    357,000           169,018
Overseas Union Enterprise Ltd.                         184,500         1,208,697
                                                                     -----------
                                                                       1,820,477
INFORMATION & SERVICES  0.0%
United Engineers Ltd.                                  122,000           140,294

IT HARDWARE  0.0%
WBL Corp., Ltd.                                         11,160            32,701

LAND & WATER TRANSPORTATION  0.0%
Chuan Hup Holdings Ltd.                                231,000            54,999
SBS Transit Ltd.                                       187,000           250,445
                                                                     -----------
                                                                         305,444
METAL PRODUCTS & MACHINERY  0.0%
Amtek Engineering Ltd.                                 312,120           104,187

MISCELLANEOUS FINANCE  0.1%
G.K. Goh Holdings Ltd.                                 168,083            82,824
UOB-Kay Hian Holdings Ltd.                             905,850           594,782
                                                                     -----------
                                                                         677,606

OIL DISTRIBUTION  0.1%
Singapore Petroleum Co., Ltd. (a)                      273,000           780,596

REAL ESTATE DEVELOPMENT  0.1%
Jardine Cycle & Carriage Ltd.                          222,000         1,481,800

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
RESTAURANTS, HOTELS & THEATERS  0.0%
Hotel Grand Central Ltd.                                49,000            17,977
Hotel Plaza Ltd.                                       125,000            79,558
Stamford Land Corp., Ltd.                            1,006,000           184,289
                                                                     -----------
                                                                         281,824
WHOLESALE  0.0%
GP Industries Ltd.                                     149,000            69,649
                                                                     -----------
                                                                       6,418,466
SPAIN  3.0%
--------------------------------------------------------------------------------
CHEMICALS & RUBBER  0.1%
La Seda de Barcelona SA, Class B (a)*                  246,000           622,709

CONSTRUCTION & HOMEBUILDING  0.6%
Abengoa SA (a)                                         202,000         2,974,525
Obrascon Huarte Lain SA                                225,000         3,588,514
Uralita SA                                             216,000           873,898
                                                                     -----------
                                                                       7,436,937
CONSTRUCTION MATERIALS  0.2%
Cementos Portland Valderrivas SA                        25,534         2,087,051

ELECTRIC UTILITIES  0.3%
Union Fenosa, S.A. (a)                                  85,000         3,165,865

INFORMATION & SERVICES  0.1%
Dinamia Capital Privado. Sociedad
   de Capital Riesgo SA                                 24,837           543,690
Funespana SA                                            27,000           274,941
Prosegur, Compania de Seguridad SA, Reg'd.              15,706           359,686
                                                                     -----------
                                                                       1,178,317
INSTRUMENTS  0.0%
Indo Internacional SA                                   32,000           268,224

OIL DISTRIBUTION  0.4%
Compania Espanola de Petroleos, SA (CEPSA)             108,940         4,982,449

REAL ESTATE DEVELOPMENT  0.8%
Corporacion Financiera Alba SA                         107,200         4,984,670
Inmobiliaria Urbis SA (a)                              232,000         4,259,616
TESTA, Inmuebles en Renta SA                            18,143           461,499
                                                                     -----------
                                                                       9,705,785
RESTAURANTS, HOTELS & THEATERS  0.3%
NH Hoteles, S.A. (a)                                   204,000         3,199,230
Sol Melia, S.A.                                         44,000           559,368
                                                                     -----------
                                                                       3,758,598
TEXTILES & APPAREL  0.0%
Tavex Algodonera SA                                     39,029           135,141

WHOLESALE  0.2%
Compania de Distribucion Integral
   Logista SA (a)                                       33,300         1,633,849
Pescanova SA                                               376            11,240
Unipapel SA                                              2,174            46,079
                                                                     -----------
                                                                       1,691,168
                                                                     -----------
                                                                      35,032,244
SWEDEN  2.9%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.1%
Hagstromer & Oviberg AB                                  8,731           285,856
Skandinaviska Enskilda Banken AB,
   (SEB) Class A (a)                                    55,000         1,132,170
                                                                     -----------
                                                                       1,418,026
BASIC MINERALS & METALS  0.4%
Boliden AB *                                           580,000         4,752,720

CELLULAR & WIRELESS  0.2%
Tele2 AB, Class B (a)*                                 242,000         2,603,209

FINANCIAL INVESTMENTS  0.6%
Ratos AB, Class B                                      147,000         3,626,761
Vostok Nafta Investment Ltd., SDR *                     57,740         2,703,326
                                                                     -----------
                                                                       6,330,087
GOVERNMENT AIRCRAFT & DEFENSE  0.4%
Saab AB                                                213,000         4,562,446

HEALTH CARE & HOSPITAL  0.3%
Gambro AB, Class A (a)*                                360,000         3,933,081

INFORMATION & SERVICES  0.4%
Securitas, Class B (a)                                 242,000         4,022,109

LAND & WATER TRANSPORTATION  0.0%
Rederi AB Transatlantic                                 47,335           193,466

METAL PRODUCTS & MACHINERY  0.2%
Midway Holdings AB                                      42,938           203,091
SSAB Svenskt Stal AB, Class B (a)                       45,800         1,553,597
                                                                     -----------
                                                                       1,756,688
PUBLISHING, BROADCASTING & CINEMA  0.0%
Stralfors AB, Class B                                   13,875           140,248

REAL ESTATE DEVELOPMENT  0.3%
Fabege AB                                              169,159         3,221,828

RETAIL  0.0%
JC Aktiebolag                                           51,000           488,871

SOFTWARE  0.0%
Bure Equity AB *                                       840,000           251,891

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
Observer AB                                             14,464            60,666
                                                                      ----------
                                                                         312,557
                                                                      ----------
                                                                      33,735,336
SWITZERLAND  6.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Barry Callebaut AG *                                     1,500           488,669
Bell Holding AG                                          1,020           770,016
                                                                      ----------
                                                                       1,258,685
BANKS & CREDIT INSTITUTIONS  0.3%
Banque Cantonale du Jura                                   187            58,126
Banque Cantonale Vaudoise                                5,980         1,720,771
Graubunder Kantonalbank                                    712           474,021
St. Galler Kantonalbank                                  5,190         1,543,210
                                                                      ----------
                                                                       3,796,128
BASIC MINERALS & METALS  0.1%
Georg Fischer AG (a)*                                    4,700         1,605,076

BIOTECHNOLOGY  0.5%
Serono SA, Class B (a)                                   6,600         5,241,087

CHEMICALS & RUBBER  0.8%
Clariant AG *                                           98,000         1,442,198
Syngenta AG *                                           63,800         7,941,291
                                                                      ----------
                                                                       9,383,489
COMMUNICATIONS UTILITIES  0.0%
Ascom Holding AG, Class R *                              5,474            77,670

CONSTRUCTION & HOMEBUILDING  0.1%
Batigroup Holding AG                                    16,000           253,563
Zschokke Holding SA                                        840           523,233
                                                                      ----------
                                                                         776,796
CONSTRUCTION MATERIALS  0.0%
Vetropack Holding SA                                       546           362,230

ELECTRIC UTILITIES  0.0%
Energiedienst Holding AG                                   440           145,195

FINANCIAL INVESTMENTS  0.1%
AIG Private Equity Ltd. *                                7,200           819,678
Private Equity Holding AG *                              3,000            82,104
                                                                      ----------
                                                                         901,782
FOREST PRODUCTS & PAPER  0.1%
Industrieholding Cham AG                                 2,117           596,127

FURNITURE & HOUSEHOLD ITEMS  0.2%
Daetwyler Holding AG                                       301           962,336
Quadrant AG *                                            6,465           830,296
                                                                      ----------
                                                                       1,792,632
INFORMATION & SERVICES  0.2%
Kuoni Reisen Holding AG *                                5,900         2,432,352

INSTRUMENTS  0.1%
Carlo Gavazzi Holding AG                                 1,833           230,163
Harwanne Compagnie de
   participations industielles et
   financieres SA                                        1,600           290,400
Inficon Holding AG *                                     7,200           954,880
                                                                      ----------
                                                                       1,475,443
INSURANCE  1.2%
Baloise Holding AG, Class R                             86,400         5,040,585
Helvetia Patria Holding                                 11,554         2,442,082
Swiss Life Holding *                                    33,300         6,023,470
Waadt Versicherungen Holding                             4,200           447,472
                                                                      ----------
                                                                      13,953,609
IT HARDWARE  0.1%
Huber & Suhner AG                                       13,200           995,488
Lem Holding AG *                                         3,680           280,050
                                                                      ----------
                                                                       1,275,538
LAND & WATER TRANSPORTATION  0.0%
Jungfraubahn Holding AG                                 16,574           529,738

METAL PRODUCTS & MACHINERY  1.4%
Bucher Industries AG                                    16,001         1,277,250
Conzzeta Holding AG                                        940         1,218,917
Feintool International Holding AG (a)                    1,440           366,491
Gurit-Heberlein AG                                       1,200         1,187,169
Phoenix Mecano AG                                          560           144,790
Saurer AG *                                             43,200         2,878,663
SIG Holding AG                                           5,040         1,099,270
Sulzer AG                                                5,355         2,837,817
Tornos SA *                                             36,000           281,946
Unaxis Holding AG (a)*                                  23,400         3,526,167
Zehnder Group AG                                           750           884,169
                                                                      ----------
                                                                      15,702,649
REAL ESTATE DEVELOPMENT  0.5%
Flughafen AG *                                          12,700         2,280,094
Intershop Holdings AG                                    3,000           547,248
MCH Messe Schweiz Holdings AG                            1,194           343,553
PSP Swiss Property AG *                                 37,600         1,629,318
Zueblin Immobilien Holding AG *                         78,000           615,150
                                                                      ----------
                                                                       5,415,363
REAL ESTATE INVESTMENT TRUSTS  0.0%
LO Holding Lausanne-Ouchy SA                                68            48,332

RESTAURANTS, HOTELS & THEATERS  0.0%
Moevenpick Holding AG *                                  1,760           378,275

RETAIL  0.1%
Charles Vogele Holding AG                               16,699         1,263,316

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
SOFTWARE  0.1%
Kardex AG *                                             15,600           730,669

WHOLESALE  0.3%
Also Holding                                             1,500           456,603
Bobst Group AG                                           4,658           183,890
Eichhof Holding AG                                         420           452,559
Metraux Services Holding AG                              1,633           254,337
Schweizerhall Holding AG                                 7,800           696,576
Valora Holding AG *                                      7,360         1,429,393
                                                                      ----------
                                                                       3,473,358
                                                                      ----------
                                                                      72,615,539
UNITED KINGDOM  17.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.6%
Arla Foods UK plc                                       72,356            78,805
Associated British Foods plc *                         213,600         3,079,321
Carr's Milling Industries plc                           12,393           117,572
Scottish & Newcastle plc                               510,000         4,265,585
                                                                      ----------
                                                                       7,541,283
BANKS & CREDIT INSTITUTIONS  0.0%
Hitachi Capital UK plc                                  90,595           362,395

BASIC MINERALS & METALS  0.6%
Avocet Mining plc *                                    288,000           532,493
Corus Group plc                                      6,435,000         6,530,912
                                                                      ----------
                                                                       7,063,405
BEER, LIQUOR, & TOBACCO  0.5%
Gallaher Group plc                                     353,400         5,335,666

COMMUNICATIONS UTILITIES  0.2%
COLT Telecom Group plc (a)*                            977,753           940,857
Kingston Communications (Hull) plc                   1,056,000         1,252,454
                                                                      ----------
                                                                       2,193,311
CONSTRUCTION & HOMEBUILDING  2.5%
Barratt Developments plc                               374,400         6,354,112
Bellway plc                                            192,500         3,730,563
Ben Bailey plc                                          30,000           233,948
Bovis Homes Group plc                                   36,000           493,562
Cape plc *                                             181,568           356,122
Crest Nicholson plc                                     11,485            92,418
George Wimpey plc                                      521,000         4,314,117
Mccarthy & Stone plc                                    51,732           577,264
Mowlem plc *                                           167,000           653,452
Persimmon plc                                           64,400         1,391,580
Redrow plc                                             190,000         1,744,883
Taylor Woodrow plc                                     816,000         5,354,391
Wilson Bowden plc                                      141,409         3,515,297
                                                                      ----------
                                                                      28,811,709
CONSTRUCTION MATERIALS  1.1%
Baggeridge Brick plc                                    84,000           231,958
Cookson Group plc *                                     20,744           151,577
Hanson plc                                             788,400         8,667,490
Pilkington plc                                       1,219,518         3,121,507
                                                                      ----------
                                                                      12,172,532
DRUGS & PHARMACEUTICALS  0.6%
Shire Pharmaceuticals plc                              541,294         6,926,078

FINANCIAL INVESTMENTS  0.6%
3i Group PLC                                           326,200         4,750,129
Compel Group plc                                        90,000           138,422
F&C Asset Management plc                               717,000         2,179,619
                                                                      ----------
                                                                       7,068,170
FURNITURE & HOUSEHOLD ITEMS  0.0%
Dialight plc                                            64,486           278,152
F.W. Thorpe plc                                         13,889            76,826
                                                                      ----------
                                                                         354,978
INFORMATION & SERVICES  0.8%
Alfred McAlpine plc                                    105,640           721,932
Communisis plc                                         355,000           468,917
Creston plc                                            105,000           367,628
Dawson Holdings plc                                     28,250            79,225
DTZ Holdings plc                                        19,426           148,395
First Choice Holidays plc                            1,053,000         4,527,679
Interior Services Group plc                             38,835           156,883
Keller Group plc                                       171,789         1,262,211
MacLellan Group plc                                    258,000           355,111
Management Consulting Group plc                        139,088           125,726
Metnor Group plc                                        44,000           164,652
MICE Group plc                                         323,000           145,877
Nord Anglia Education plc                              104,000           197,720
Tenon Group plc                                        416,000           175,354
Tribal Group plc                                       133,542           442,186
XKO Group plc                                            4,625             8,104
                                                                      ----------
                                                                       9,347,600
INSTRUMENTS  0.1%
Oxford Instruments plc                                  69,597           292,011
Senior plc                                             590,528           604,523
                                                                      ----------
                                                                         896,534
INSURANCE  2.4%
Benfield Group plc                                     388,562         2,399,250
Brit Insurance Holdings plc                          1,770,000         2,704,577
Chaucer Holdings plc                                   873,000           904,953
Friends Provident plc                                1,872,000         6,099,468
Henderson Group plc *                                2,655,000         3,387,230
Kiln plc                                               480,000           769,993
Old Mutual plc                                       2,000,000         5,666,471

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF         VALUE
SECURITY                                               SHARES           ($)
Royal & Sun Alliance Insurance Group plc *           2,352,000         5,088,623
Windsor plc                                            170,000           147,705
                                                                   -------------
                                                                      27,168,270
IT HARDWARE  0.2%
Filtronic plc                                          198,000           887,725
Pace Micro Technology plc *                             59,344            52,767
TT electronics plc                                     392,000           987,204
Zetex plc                                              183,741           170,709
                                                                   -------------
                                                                       2,098,405
LAND & WATER TRANSPORTATION  0.8%
Arriva plc                                             410,400         4,113,435
Autologic Holdings plc                                 150,214           257,151
Braemar Seascope Group plc                               4,527            29,820
Clarkson plc                                            14,765           220,377
FirstGroup plc                                         612,835         4,228,347
TDG plc                                                149,266           597,731
                                                                   -------------
                                                                       9,446,861
METAL PRODUCTS & MACHINERY  0.1%
Alumasc Group plc                                       88,000           239,631
Delta plc                                                4,588             8,624
The 600 Group plc *                                    150,000           120,501
Trifast plc                                            204,000           167,594
Wagon plc                                              103,148           335,411
                                                                   -------------
                                                                         871,761
MISCELLANEOUS FINANCE  0.8%
Amvescap plc                                           523,971         3,985,339
Legal & General Group plc                            2,710,000         5,683,364
                                                                   -------------
                                                                       9,668,703
OIL & COAL RESOURCES  1.0%
Dana Petroleum plc *                                   178,800         2,764,625
Global Energy Development plc *                         70,045           299,474
Premier Oil plc *                                      170,800         2,388,479
Xstrata plc                                            253,200         5,923,318
                                                                   -------------
                                                                      11,375,896
OIL DRILLING & SERVICES  1.0%
Abbot Group plc                                        540,000         2,376,387
AMEC plc *                                             562,000         3,323,524
Expro International Group plc                          172,736         1,698,708
Hunting plc                                            273,883         1,434,853
Venture Production plc *                               256,368         2,277,390
                                                                   -------------
                                                                      11,110,862
PUBLISHING, BROADCASTING & CINEMA  0.0%
Yell Group plc                                          18,000           165,852

REAL ESTATE DEVELOPMENT  1.2%
Capital & Regional plc                                  57,249           852,773
Enterprise Inns plc                                    388,200         6,265,033
Freeport plc                                             8,834            71,983
Halladale Group plc                                     80,000           172,171
Land Securities Group plc                              197,100         5,645,807
Rugby Estates plc                                       30,000           189,581
UK Coal plc                                            152,000           360,892
                                                                   -------------
                                                                      13,558,240
RESTAURANTS, HOTELS & THEATERS  1.5%
Compass Group plc                                    1,132,000         4,293,753
De Vere Group plc                                      211,228         2,640,167
Luminar plc                                              1,176             9,829
Rank Group plc                                         870,000         4,576,530
Regent Inns plc *                                      348,000           657,340
Sportech plc *                                       1,624,000           363,232
Whitbread plc                                          309,000         5,040,553
                                                                   -------------
                                                                      17,581,404
RETAIL  0.4%
John David Group plc                                   122,000           515,860
QXL Ricardo plc *                                          118            24,311
Somerfield plc                                         534,087         1,810,228
WH Smith plc                                           170,765         1,277,946
Woolworths Group plc                                 1,955,555         1,302,953
                                                                   -------------
                                                                       4,931,298
SOAPS & COSMETICS  0.1%
McBride plc                                            241,592           664,295

SOFTWARE  0.3%
Anite Group plc *                                      357,049           417,726
Dimension Data Holdings plc *                        3,734,795         2,569,909
InTechnology plc *                                     350,000           192,696
Microgen plc *                                         100,435           127,007
Morse plc                                              434,485           713,893
Systems Union Group plc                                 29,048            65,720
                                                                   -------------
                                                                       4,086,951
TEXTILES & APPAREL  0.0%
Cosalt plc                                              38,000           158,871
Lambert Howarth Group plc                               78,000           265,043
                                                                   -------------
                                                                         423,914
WHOLESALE  0.2%
Abacus Group plc                                       125,000           221,248
Acal plc                                                78,000           423,398
Fayrewood plc                                           71,615           145,392
Ferraris Group plc                                      89,198           141,955
Goldshield Group plc                                    67,220           438,748
James Latham plc                                        47,642           154,920
Nichols plc                                             99,000           371,319
                                                                   -------------
                                                                       1,896,980
                                                                   -------------
                                                                     203,123,353
TOTAL COMMON STOCK
(COST $939,073,508)                                                1,098,007,040

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF           VALUE
SECURITY                                               SHARES             ($)
PREFERRED STOCK  0.1% OF NET ASSETS

AUSTRIA  0.0%
--------------------------------------------------------------------------------
MIBA AG                                                    408            57,106

GERMANY  0.1%
--------------------------------------------------------------------------------
Jungheinrich AG                                         47,379         1,106,546
Villeroy & Boch AG                                         248             3,475
                                                                       ---------
                                                                       1,110,021
TOTAL PREFERRED STOCK
(COST $1,061,842)                                                      1,167,127

WARRANTS  0.0% OF NET ASSETS

Champion Tech Holdings                                 186,716               241
                                                                       ---------
TOTAL WARRANTS
(COST $--)                                                                   241

SECURITY                                           FACE AMOUNT          VALUE
           RATE, MATURITY DATE                         ($)               ($)
SHORT-TERM INVESTMENTS  6.3% OF NET ASSETS

REPURCHASE AGREEMENT  6.3%
--------------------------------------------------------------------------------
State Street Bank & Trust Co.
   dated 12/30/05, due 1/3/06 at
   3.25% with a maturity value of
   $72,623,938 (fully
   collateralized by Federal Home
   Loan Bank Securities)                            72,597,723        72,597,723
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $72,597,723)                                                    72,597,723

END OF INVESTMENTS.

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
COLLATERAL INVESTED FOR SECURITIES ON
   LOAN  8.7% OF NET ASSETS

SSgA Prime Money Market Portfolio                  100,233,008       100,233,008
                                                                     -----------
TOTAL COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $100,233,008)                                                  100,233,008

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At December 31, 2005 the tax basis cost of the fund's investments was $1,013,426,860, and the unrealized gains and losses were $175,846,342 and ($17,501,071), respectively.

*   Non-income producing security

(a) All or a portion of this security is on loan

(b) Bankrupt security/delisted.

(c) Fair valued security.

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive's fair valuation market values should be used in certain pre-determined situations. As of December 31, 2005 FT Interactive's fair valuations were used for all relevant international securities.

LAUDUS TRUST

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND(A)

PORTFOLIO HOLDINGS As of December 31, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

HOLDINGS BY CATEGORY                                 COST              VALUE
                                                      ($)               ($)
  92.4%  COMMON STOCK                             21,667,711         25,272,561

   6.2%  SHORT-TERM                                1,703,006          1,703,006
         INVESTMENTS
--------------------------------------------------------------------------------
  98.6%  TOTAL INVESTMENTS                        23,370,717         26,975,567

(91.3)%  SHORT SALES                             (24,651,254)       (24,990,447)

  91.7%  DEPOSITS WITH
         BROKER AND
         CUSTODIAN BANK FOR
         SECURITIES SOLD
         SHORT                                    25,087,853         25,087,853

   1.0%  OTHER ASSETS AND
         LIABILITIES                                                    276,753
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                  27,349,726

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
COMMON STOCK  92.4% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE  0.8%
--------------------------------------------------------------------------------
Dean Foods Co. *                                        3,600            135,576
Kellogg Co.                                             1,100             47,542
The Pepsi Bottling Group, Inc.                          1,600             45,776
                                                                     -----------
                                                                         228,894
AUTOS  1.2%
--------------------------------------------------------------------------------
Paccar, Inc.                                            4,876            337,566

BANKS & CREDIT INSTITUTIONS  10.3%
--------------------------------------------------------------------------------
Bank of America Corp.                                  24,600          1,135,290
Comerica, Inc.                                          5,010            284,368
Countrywide Financial Corp.                            14,400            492,336
KeyCorp, Inc.                                          11,200            368,816
PNC Financial Services Group, Inc.                      1,500             92,745
U.S. Bancorp.                                           8,800            263,032
Wachovia Corp.                                          3,250            171,795
                                                                     -----------
                                                                       2,808,382
BASIC MINERALS & METALS  2.3%
--------------------------------------------------------------------------------
Freeport-McMoran Copper & Gold, Inc., Class B           3,900            209,820
Phelps Dodge Corp.                                      2,800            402,836
Precision Castparts Corp.                                  20              1,036
                                                                     -----------
                                                                         613,692
BEER, LIQUOR, & TOBACCO  2.2%
--------------------------------------------------------------------------------
Altria Group, Inc.                                      8,000            597,760

BIOTECHNOLOGY  2.1%
--------------------------------------------------------------------------------
Genentech, Inc. *                                         420             38,850
Gilead Sciences, Inc. *                                10,400            547,352
                                                                     -----------
                                                                         586,202
CELLULAR & WIRELESS  1.2%
--------------------------------------------------------------------------------
AT&T Corp.                                              3,600             88,164
NII Holdings, Inc. *                                    4,200            183,456
Telephone & Data Systems, Inc.                          1,200             43,236
                                                                     -----------
                                                                         314,856
CHEMICALS & RUBBER  1.0%
--------------------------------------------------------------------------------
PPG Industries, Inc.                                    4,800            277,920

COMMERCIAL AIRCRAFT & COMPONENTS  1.4%
--------------------------------------------------------------------------------
Honeywell International, Inc.                           9,540            355,365
Rockwell Collins, Inc.                                    800             37,176
                                                                     -----------
                                                                         392,541
COMMUNICATIONS UTILITIES  1.1%
--------------------------------------------------------------------------------
Google, Inc., Class A *                                   700            290,402

CONSTRUCTION & HOMEBUILDING  2.1%
--------------------------------------------------------------------------------
Centex Corp.                                            2,000            142,980
KB Home                                                 2,500            181,650
Pulte Homes, Inc.                                       6,500            255,840
                                                                     -----------
                                                                         580,470
CONSUMER DURABLES  0.6%
--------------------------------------------------------------------------------
Whirlpool Corp.                                         1,810            151,606

DRUGS & PHARMACEUTICALS  5.1%
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                               25,000            574,500
Celgene Corp. *                                         3,260            211,248
Genzyme Corp. *                                         6,300            445,914
Merck & Co., Inc.                                       4,800            152,688
                                                                     -----------
                                                                       1,384,350
ELECTRIC UTILITIES  2.4%
--------------------------------------------------------------------------------
American Electric Power Co., Inc.                       1,230             45,621
Consolidated Edison, Inc.                               4,100            189,953
Duke Energy Corp.                                       4,600            126,270
PG&E Corp.                                              2,110             78,323
Xcel Energy, Inc.                                      12,200            225,212
                                                                     -----------
                                                                         665,379


LAUDUS ROSENBERG U.S. LARGE/MID CAP LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
FURNITURE & HOUSEHOLD ITEMS  1.7%
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                  6,400            466,624

GAS & OTHER PUBLIC UTILITIES  0.7%
--------------------------------------------------------------------------------
NiSource, Inc.                                          8,600            179,396

GOVERNMENT AIRCRAFT & DEFENSE  1.7%
--------------------------------------------------------------------------------
General Dynamics Corp.                                    200             22,810
Raytheon Co.                                           10,900            437,635
                                                                     -----------
                                                                         460,445
HEALTH CARE & HOSPITAL  2.5%
--------------------------------------------------------------------------------
Coventry Health Care, Inc. *                            2,100            119,616
UnitedHealth Group, Inc.                                9,000            559,260
                                                                     -----------
                                                                         678,876
INFORMATION & SERVICES  2.2%
--------------------------------------------------------------------------------
Moody's Corp.                                           6,310            387,560
Robert Half International, Inc.                         5,300            200,817
                                                                     -----------
                                                                         588,377
INSTRUMENTS  2.0%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                              200              6,658
Becton Dickinson & Co.                                  6,540            392,923
Varian Medical Systems, Inc. *                          2,900            145,986
                                                                     -----------
                                                                         545,567
INSURANCE  6.2%
--------------------------------------------------------------------------------
ACE Ltd.                                                5,600            299,264
Assurant, Inc.                                          1,590             69,149
Fidelity National Title Group, Inc., Class A              348              8,480
Lincoln National Corp.                                    130              6,865
Loews Corp.                                             5,000            474,250
MBIA, Inc.                                              4,100            246,656
MGIC Investment Corp.                                   3,000            197,460
Torchmark Corp.                                         3,400            189,040
UnumProvident Corp.                                     9,500            216,125
                                                                     -----------
                                                                       1,707,289
INTEGRATED OIL COMPANIES  3.2%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                    13,942            791,487
Exxon Mobil Corp.                                       1,700             95,489
                                                                     -----------
                                                                         886,976
IT HARDWARE  6.7%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                         11,500            351,900
Freescale Semiconductor, Inc., Class A *               11,800            297,242
Harris Corp.                                              100              4,301
L-3 Communications Holdings, Inc.                       3,370            250,560
Marvell Technology Group Ltd. *                         9,300            521,637
Motorola, Inc.                                         10,190            230,192
National Semiconductor Corp.                            5,320            138,214
Texas Instruments, Inc.                                   762             24,437
                                                                     -----------
                                                                       1,818,483
LAND & WATER TRANSPORTATION  2.5%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                      8,800            623,216
C.H. Robinson Worldwide, Inc.                           1,300             48,139
                                                                     -----------
                                                                         671,355
METAL PRODUCTS & MACHINERY  1.0%
--------------------------------------------------------------------------------
Tyco International Ltd.                                 9,600            277,056

MISCELLANEOUS FINANCE  3.1%
--------------------------------------------------------------------------------
Citigroup, Inc.                                           580             28,147
Merrill Lynch & Co., Inc.                               5,700            386,061
The Chicago Mercantile Exchange                         1,200            440,988
                                                                     -----------
                                                                         855,196
OIL & COAL RESOURCES  5.6%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                5,600            530,600
CONSOL Energy, Inc.                                     2,000            130,360
Southwestern Energy Co. *                               1,600             57,504
Ultra Petroleum Corp. *                                 4,800            267,840
XTO Energy, Inc.                                       12,300            540,462
                                                                     -----------
                                                                       1,526,766
OIL DISTRIBUTION  0.2%
--------------------------------------------------------------------------------
Sunoco, Inc.                                              560             43,893

OIL DRILLING & SERVICES  1.5%
--------------------------------------------------------------------------------
Nabors Industries Ltd. *                                4,600            348,450
Patterson-UTI Energy, Inc.                              1,900             62,605
Transocean, Inc. *                                        100              6,969
                                                                     -----------
                                                                         418,024
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.6%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                     5,940            170,062

PUBLISHING, BROADCASTING & CINEMA  0.2%
--------------------------------------------------------------------------------
News Corp., Class B                                     3,930             65,277

REAL ESTATE INVESTMENT TRUSTS  0.5%
--------------------------------------------------------------------------------
iStar Financial, Inc.                                   4,000            142,600

RESTAURANTS, HOTELS & THEATERS  3.1%
--------------------------------------------------------------------------------
Cendant Corp.                                          26,400            455,400
Darden Restaurants, Inc.                                5,060            196,733
Wendy's International, Inc.                             3,640            201,146
                                                                     -----------
                                                                         853,279
RETAIL  7.5%
--------------------------------------------------------------------------------
Chico's FAS, Inc. *                                     5,600            246,008
CVS Corp.                                              18,090            477,938
Home Depot, Inc.                                       14,200            574,816
J.C. Penney Co., Inc.                                     200             11,120

LAUDUS ROSENBERG U.S. LARGE/MID CAP LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
Lowe's Cos., Inc.                                       6,660            443,956
Nordstrom, Inc.                                         8,000            299,200
Safeway, Inc.                                             400              9,464
                                                                     -----------
                                                                       2,062,502

SOAPS & COSMETICS  0.0%
--------------------------------------------------------------------------------
Ecolab, Inc.                                              230              8,342

SOFTWARE  2.0%
--------------------------------------------------------------------------------
Autodesk, Inc. *                                        1,200             51,540
Cognizant Technology Solutions Corp., Class A *         4,400            221,540
Computer Sciences Corp. *                               5,600            283,584
                                                                     -----------
                                                                         556,664

TEXTILES & APPAREL  1.9%
-------------------------------------------------------------------------------
Coach, Inc. *                                          15,600            520,104

WHOLESALE  2.0%
--------------------------------------------------------------------------------
Express Scripts, Inc. *                                 2,984            250,059
Omnicare, Inc.                                          1,950            111,579
W.W. Grainger, Inc.                                     2,500            177,750
                                                                     -----------
                                                                         539,388

TOTAL COMMON STOCK
(COST $21,667,711)                                                    25,272,561

SECURITY                                          FACE AMOUNT           VALUE
           RATE, MATURITY DATE                        ($)                ($)
SHORT-TERM INVESTMENTS  6.2% OF NET ASSETS

REPURCHASE AGREEMENT  6.2%
--------------------------------------------------------------------------------
CTC dated 12/30/05, due 1/3/06 at
   3.20% with a maturity value of
   $1,758,865 (fully
   collateralized by U.S. Treasury
   Bond)                                            1,703,006          1,703,006
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,703,006)                                                      1,703,006

END OF INVESTMENTS.

At December 31, 2005 the tax basis cost of the fund's investments was $23,523,679, and the unrealized gains and losses were $3,669,781 and ($217,893), respectively.

*      Non-income producing security

(a) All long positions are pledged as collateral for securities sold short.

SHORT SALES  91.3% OF NET ASSETS

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
AGRICULTURE, FOOD & BEVERAGE  3.7%
--------------------------------------------------------------------------------
Bunge Ltd.                                              2,700            152,847
Coca-Cola Enterprises, Inc.                               300              5,751
Hershey Foods Corp.                                     3,023            167,021
Sara Lee Corp.                                         17,900            338,310
Wm. Wrigley Jr. Co.                                     5,100            339,099
                                                                     -----------
                                                                       1,003,028
AUTOS  0.1%
--------------------------------------------------------------------------------
General Motors Corp.                                    1,300             25,246

BANKS & CREDIT INSTITUTIONS  10.9%
--------------------------------------------------------------------------------
American Express Co.                                    5,900            303,614
AmSouth Bancorp.                                       10,370            271,798
E*TRADE Financial Corp. *                              11,400            237,804
Fifth Third Bancorp.                                   11,500            433,780
Ford Motor Co.                                          6,823             52,674
Freddie Mac                                             7,500            490,125
New York Community Bancorp, Inc.                        2,900             47,908
North Fork Bancorp., Inc.                              13,700            374,832
Popular, Inc.                                           8,454            178,802
Washington Mutual, Inc.                                14,100            613,350
                                                                     -----------
                                                                       3,004,687
BASIC MINERALS & METALS  1.3%
--------------------------------------------------------------------------------
Alcoa, Inc.                                            12,400            366,668

BEER, LIQUOR, & TOBACCO  1.3%
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                               7,960            341,962

CELLULAR & WIRELESS  1.8%
--------------------------------------------------------------------------------
BellSouth Corp.                                        18,200            493,220

CHEMICALS & RUBBER  0.6%
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                   6,400            152,330

COMMUNICATIONS UTILITIES  1.5%
--------------------------------------------------------------------------------
Qwest Communications
   International, Inc. *                               46,000            259,900
Yahoo! Inc. *                                           4,000            156,720
                                                                     -----------
                                                                         416,620
CONSUMER DURABLES  0.6%
--------------------------------------------------------------------------------
Harman International Industries, Inc.                   1,600            156,560

DRUGS & PHARMACEUTICALS  5.1%
--------------------------------------------------------------------------------
Chiron Corp. *                                          3,600            160,056
Eli Lilly & Co.                                         7,700            435,743
Forest Laboratories, Inc. *                            10,000            406,800

LAUDUS ROSENBERG U.S. LARGE/MID CAP LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
Sepracor, Inc. *                                        2,400            123,840
Wyeth                                                   5,600            257,992
                                                                     -----------
                                                                       1,384,431
ELECTRIC UTILITIES  2.4%
--------------------------------------------------------------------------------
Sempra Energy                                           7,600            340,784
The AES Corp. *                                         3,500             55,301
The Southern Co.                                        7,630            263,464
                                                                     -----------
                                                                         659,549
FINANCIAL INVESTMENTS  3.2%
--------------------------------------------------------------------------------
General Electric Co.                                   25,300            886,765

FOREST PRODUCTS & PAPER  1.0%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                    4,600            274,390

FURNITURE & HOUSEHOLD ITEMS  2.6%
--------------------------------------------------------------------------------
International Game Technology                          10,500            323,190
Mattel, Inc.                                           10,090            159,624
Newell Rubbermaid, Inc.                                 9,280            220,678
                                                                     -----------
                                                                         703,492
GAS & OTHER PUBLIC UTILITIES  1.3%
--------------------------------------------------------------------------------
El Paso Corp.                                          28,600            347,776

HEALTH CARE & HOSPITAL  0.5%
--------------------------------------------------------------------------------
Tenet Healthcare Corp. *                               17,700            135,582

INFORMATION & SERVICES  1.1%
--------------------------------------------------------------------------------
Accenture Ltd.                                            500             14,435
Apollo Group, Inc., Class A *                           4,900            296,254
                                                                     -----------
                                                                         310,689
INSTRUMENTS  2.7%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp.                2,400             63,744
Biomet, Inc.                                            6,569            240,228
Zimmer Holdings, Inc. *                                 6,600            445,104
                                                                     -----------
                                                                         749,076
INSURANCE  5.5%
--------------------------------------------------------------------------------
The Allstate Corp.                                      8,200            442,645
The Progressive Corp.                                   4,400            513,832
White Mountains Insurance Group Ltd.                      200            111,710
Willis Group Holdings Ltd.                              4,300            158,842
XL Capital Ltd., Class A                                4,210            283,670
                                                                     -----------
                                                                       1,510,699
IT HARDWARE  9.9%
--------------------------------------------------------------------------------
Altera Corp. *                                         12,800            237,184
Analog Devices, Inc.                                   10,100            362,287
Applied Materials, Inc.                                14,500            260,130
Comverse Technology, Inc. *                             2,380             63,284
Crown Castle International Corp. *                      6,800            182,988
KLA-Tencor Corp.                                        6,600            325,578
Linear Technology Corp.                                12,400            447,268
Maxim Integrated Products, Inc.                         1,100             39,864
Microchip Technology, Inc.                              8,977            288,611
Qualcomm, Inc.                                         10,700            460,956
Xilinx, Inc.                                            1,200             30,252
                                                                     -----------
                                                                       2,698,402
LAND & WATER TRANSPORTATION  1.9%
--------------------------------------------------------------------------------
United Parcel Service, Inc., Class B                    6,800            511,020

MISCELLANEOUS FINANCE  1.5%
--------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                942             38,622
The Bear Stearns Co., Inc.                              3,300            381,249
                                                                     -----------
                                                                         419,871
OIL & COAL RESOURCES  0.8%
--------------------------------------------------------------------------------
Noble Energy, Inc.                                      5,500            221,650

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  2.5%
--------------------------------------------------------------------------------
Eastman Kodak Co.                                       8,360            195,624
EMC Corp. *                                             1,000             13,620
Lexmark International, Inc., Class A *                  4,100            183,803
Network Appliance, Inc. *                              10,736            289,872
                                                                     -----------
                                                                         682,919
PUBLISHING, BROADCASTING & CINEMA  1.6%
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. *                         37,700            252,590
XM Satellite Radio Holdings, Inc.,  Class A *           6,800            185,504
                                                                     -----------
                                                                         438,094
REAL ESTATE INVESTMENT TRUSTS  5.5%
--------------------------------------------------------------------------------
Archstone-Smith Trust                                   6,100            255,529
Avalonbay Communities, Inc.                                90              8,032
Boston Properties, Inc.                                 3,400            252,042
General Growth Properties, Inc.                         6,500            305,435
Host Marriott Corp.                                     2,200             41,690
Kimco Realty Corp.                                        800             25,664
Plum Creek Timber Co., Inc.                             6,800            245,140
ProLogis                                                   69              3,224
Simon Property Group, Inc.                              4,900            375,487
                                                                     -----------
                                                                       1,512,243
RESTAURANTS, HOTELS & THEATERS  2.0%
--------------------------------------------------------------------------------
Starbucks Corp. *                                      18,000            540,180

RETAIL  7.4%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                      8,400            396,060
Bed Bath & Beyond, Inc. *                                 401             14,496
Costco Wholesale Corp.                                  8,400            415,548
eBay, Inc. *                                           13,700            592,525
Kohl's Corp. *                                          3,300            160,380
Tiffany & Co.                                           4,700            179,963

LAUDUS ROSENBERG U.S. LARGE/MID CAP LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
Wal-Mart Stores, Inc.                                   5,650            264,420
                                                                     -----------
                                                                       2,023,392
SOAPS & COSMETICS  1.0%
--------------------------------------------------------------------------------
Clorox Co.                                              4,800            273,072

SOFTWARE  6.8%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                           100              4,589
Electronic Arts, Inc. *                                 8,500            444,635
Microsoft Corp.                                        34,200            894,330
Oracle Corp. *                                         19,778            241,490
Symantec Corp. *                                       16,100            281,750
                                                                     -----------
                                                                       1,866,794
TEXTILES & APPAREL  0.9%
--------------------------------------------------------------------------------
Cintas Corp.                                            5,800            238,844

WHOLESALE  2.3%
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                   2,700            185,625
Genuine Parts Co.                                         800             35,136
Patterson Cos., Inc. *                                  4,500            150,300
Sysco Corp.                                             8,700            270,135
                                                                     -----------
                                                                         641,196

TOTAL SHORT SALES
(COST $24,651,254)                                                    24,990,447

END OF SHORT SALE POSITIONS.

*  Non-income producing security

LAUDUS TRUST

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND(A)

PORTFOLIO HOLDINGS As of December 31, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST            VALUE
HOLDINGS BY CATEGORY                                    ($)              ($)
  93.5%  COMMON STOCK                               25,417,049       29,891,529

  11.0%  SHORT-TERM
         INVESTMENTS                                 3,503,974        3,503,974
--------------------------------------------------------------------------------
 104.5%  TOTAL INVESTMENTS                          28,921,023       33,395,503

(94.2)%  SHORT SALES                               (28,115,140)     (30,110,737)

  63.9%  DEPOSITS WITH
         BROKER AND
         CUSTODIAN BANK FOR
         SECURITIES SOLD
         SHORT                                      20,412,861       20,412,861

  25.8%  OTHER ASSETS AND
         LIABILITIES                                                  8,265,101
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                  31,962,728

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
COMMON STOCK 93.5% OF NET ASSETS

AUSTRIA  0.3%
--------------------------------------------------------------------------------
OIL DISTRIBUTION  0.3%
OMV AG                                                   1,600            92,929

BELGIUM  0.8%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.3%
Fortis NV                                                3,500           111,379

FINANCIAL INVESTMENTS  0.2%
Compagnie Nationale a Portefeuille
   (CNP)/ Nationale Portefeuille
   Maatschappij (NPM)                                      200            57,384

RETAIL  0.2%
Delhaize Group                                             900            58,921

WHOLESALE  0.1%
AgfaGevaert NV                                           2,000            36,609
                                                                     -----------
                                                                         264,293
BERMUDA  0.1%
--------------------------------------------------------------------------------
PUBLISHING, BROADCASTING & CINEMA  0.1%
Central European Media Enterprises
   Ltd., Class A *                                         500            28,950

DENMARK  0.6%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.1%
Sydbank A/S                                              1,600            38,358

INSURANCE  0.2%
Topdanmark A/S *                                           600            52,155

LAND & WATER TRANSPORTATION  0.3%
A P Moller-Maersk A/S                                       10           103,432
                                                                     -----------
                                                                         193,945
FINLAND  0.4%
--------------------------------------------------------------------------------
CELLULAR & WIRELESS  0.1%
Elisa Corp.                                              2,000            37,020

CHEMICALS & RUBBER  0.1%
Kemira Oyj                                               2,000            31,977

FOREST PRODUCTS & PAPER  0.1%
Metso Oyj                                                1,800            49,400

METAL PRODUCTS & MACHINERY  0.1%
Wartsila Oyj, Class B                                      829            24,538
                                                                     -----------
                                                                         142,935
FRANCE  3.1%
--------------------------------------------------------------------------------
AUTOS  0.3%
PSA Peugeot Citroen                                      1,500            86,263

BANKS & CREDIT INSTITUTIONS  0.6%
Natexis Banques Populaires                                 400            66,568
Societe Generale                                           900           110,604
                                                                     -----------
                                                                         177,172
CONSTRUCTION & HOMEBUILDING  0.2%
Eiffage SA                                                 600            64,810

CONSTRUCTION MATERIALS  0.2%
Compagnie de Saint-Gobain                                  900            53,493
SA des Ciments Vicat                                        43             7,534
                                                                     -----------
                                                                          61,027
FINANCIAL INVESTMENTS  0.1%
Sequana Capital                                            600            17,080

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
Societe Fonciere Financiere et de
   Participations (FFP)                                     81            17,082
                                                                     -----------
                                                                          34,162
HEALTH CARE & HOSPITAL  0.1%
bioMerieux                                                 900            47,432

INSURANCE  0.0%
CNP Assurances                                             200            15,765

IT HARDWARE  0.4%
Alcatel SA, Class A *                                    7,000            86,723
Thomson                                                  2,100            43,988
                                                                     -----------
                                                                         130,711
LAND & WATER TRANSPORTATION  0.2%
Bollore Investissement                                     400            51,595

METAL PRODUCTS & MACHINERY  0.1%
Valeo SA                                                   453            16,824

OIL DRILLING & SERVICES  0.1%
Technip SA                                                 600            36,268

RESTAURANTS, HOTELS & THEATERS  0.3%
Elior                                                    3,000            39,356
Sodexho Alliance SA                                      1,600            65,893
                                                                     -----------
                                                                         105,249
RETAIL  0.1%
Rallye SA                                                  449            19,320

SOFTWARE  0.3%
Atos Origin SA *                                           800            52,713
Cap Gemini SA *                                          1,500            60,371
                                                                     -----------
                                                                         113,084
WHOLESALE  0.1%
Casino Guichard-Perrachon SA                               600            39,908
                                                                     -----------
                                                                         999,590
GERMANY  2.4%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.1%
Bankgesellschaft Berlin AG *                             6,544            23,165

BASIC MINERALS & METALS  0.2%
ThyssenKrupp AG                                          3,500            72,853

CONSTRUCTION & HOMEBUILDING  0.1%
GEA Group AG *                                           3,000            37,196

DRUGS & PHARMACEUTICALS  0.2%
Merck KGaA                                                 600            49,688

ELECTRIC UTILITIES  0.2%
EnBW Energie Baden-Wuerttemberg AG                       1,200            64,996

GAS & OTHER PUBLIC UTILITIES  0.3%
RWE AG                                                   1,400           103,300

GOVERNMENT AIRCRAFT & DEFENSE  0.1%
Rheinmetall AG                                             600            37,671

HEALTH CARE & HOSPITAL  0.4%
Fresenius Medical Care AG                                  700            73,603
Rhoen-klinikum AG                                        1,200            45,653
                                                                     -----------
                                                                         119,256
INSTRUMENTS  0.1%
Fresenius AG                                               228            28,612

IT HARDWARE  0.2%
Infineon Technologies AG *                               8,000            72,874

MISCELLANEOUS FINANCE  0.3%
Deutsche Bank AG, Reg'd.                                 1,000            96,679

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.2%
Heidelberger Druckmaschinen AG                           1,200            45,947
                                                                     -----------
                                                                         752,237
IRELAND  0.7%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.2%
Kerry Group plc                                          2,700            59,697

BANKS & CREDIT INSTITUTIONS  0.4%
Allied Irish Banks plc (AIB)                             5,000           107,317

WHOLESALE  0.1%
DCC plc                                                  2,000            42,859
                                                                     -----------
                                                                         209,873
ITALY  2.3%
--------------------------------------------------------------------------------
AUTOS  0.2%
IFIL - Finanziaria di
   Partecipazioni S.p.A.                                12,000            51,224

BANKS & CREDIT INSTITUTIONS  1.1%
Banca Intesa S.p.A.                                      6,000            31,815
Banca Monte dei Paschi di Siena S.p.A. *                12,682            59,226
Banca Popolare Italiana                                  6,000            53,277
Bipielle Investimenit S.p.A.                             4,000            28,289
Capitalia S.p.A.                                        15,000            86,839
SanPaolo IMI S.p.A.                                      7,000           109,567
                                                                     -----------
                                                                         369,013
COMMUNICATIONS UTILITIES  0.3%
Telecom Italia S.p.A.                                   36,000           104,963

ELECTRIC UTILITIES  0.2%
ASM Brescia S.p.A.                                      18,000            54,446

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
INSURANCE  0.1%
Fondiaria-Sai S.p.A.                                     1,191            39,186

LAND & WATER TRANSPORTATION  0.1%
Autostrada Torino-Milano S.p.A.                          1,600            30,182
Societa Iniziative Autostradali e
   Servizi S.p.A. (SIAS)                                 1,000            12,206
                                                                     -----------
                                                                          42,388
OIL DISTRIBUTION  0.2%
ERG S.p.A.                                               2,400            57,760

PUBLISHING, BROADCASTING & CINEMA  0.1%
C.I.R. S.p.A. - Compagnie
   Industriali Riunite                                  12,000            31,780
                                                                     -----------
                                                                         750,760
JAPAN  23.3%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  3.5%
Acom Co., Ltd.                                           1,300            83,544
Chugoku Bank Ltd.                                        5,000            71,680
Daishi Bank Ltd.                                        10,000            46,575
Hyakugo Bank Ltd.                                        7,000            47,955
Mitsubishi Tokyo Financial Group, Inc.                      12           160,417
Mizuho Financial Group, Inc.                                13           103,183
San-in Godo Bank Ltd.                                    4,000            41,334
Shiga Bank Ltd.                                          6,000            41,659
Sumitomo Mitsui Financial Group, Inc.                       15           158,465
The 77 Bank Ltd.                                         8,000            60,992
THE BANK OF FUKUOKA, LTD.                               10,000            85,715
The Hokkoku Bank Ltd.                                   10,000            46,997
The Sumitomo Trust & Banking Co., Ltd.                  16,000           163,143
                                                                     -----------
                                                                       1,111,659
BASIC MINERALS & METALS  1.2%
Hitachi Cable Ltd.                                       6,000            28,151
JFE Holdings, Inc.                                       4,400           147,241
Kobe Steel Ltd.                                         43,000           138,349
Nisshin Steel Co., Ltd.                                 20,000            64,260
Sumitomo Electric Industries Ltd.                          500             7,595
                                                                     -----------
                                                                         385,596
BEER, LIQUOR, & TOBACCO  1.1%
Asahi Breweries Ltd.                                     6,400            78,034
Japan Tobacco, Inc.                                          9           131,591
Kirin Brewery Co., Ltd.                                 13,000           151,991
                                                                     -----------
                                                                         361,616
CHEMICALS & RUBBER  1.5%
Asahi Kasei Corp.                                       17,000           115,036
Dainippon Ink & Chemicals, Inc.                         16,000            69,540
Mitsubishi Chemical Corp.                               24,000           151,202
Mitsui Chemicals, Inc.                                  11,000            73,864
Tosoh Corp.                                             12,000            52,629
                                                                     -----------
                                                                         462,271
COMMUNICATIONS UTILITIES  0.3%
Nippon Telegraph & Telephone Corp. (NTT)                    22            99,843

CONSTRUCTION & HOMEBUILDING  1.3%
Daiwa House Industry Co., Ltd.                           7,000           109,427
Kinden Corp.                                             6,000            54,154
Obayashi Corp.                                          11,000            80,799
Shimizu Corp.                                           13,000            95,378
Taisei Corp.                                            18,000            81,481
                                                                     -----------
                                                                         421,239
CONSTRUCTION MATERIALS  1.6%
Asahi Glass Co., Ltd.                                   13,000           167,484
Central Glass Co., Ltd.                                  6,000            33,170
JS Group Corp.                                           5,000            99,892
Nippon Electric Glass Co., Ltd                           4,000            87,740
Nippon Sheet Glass Co., Ltd.                            12,000            52,422
Toto Ltd.                                                7,000            58,926
                                                                     -----------
                                                                         499,634
CONSUMER DURABLES  0.8%
Matsushita Electric Industrial Co., Ltd.                 7,000           134,915
NEC Corp.                                               18,000           111,602
                                                                     -----------
                                                                         246,517
ELECTRIC UTILITIES  0.4%
Kyushu Electric Power Co., Inc.                          4,400            95,471
The Chugoku Electric Power Co., Inc.                       500             9,686
The Tokyo Electric Power Co., Inc.                       1,200            29,177
                                                                     -----------
                                                                         134,334
FURNITURE & HOUSEHOLD ITEMS  0.5%
Matsushita Electric Works Ltd.                           6,000            56,061
Sankyo Co., Ltd.                                         1,100            63,671
Sekisui Chemical Co., Ltd.                               7,000            47,344
                                                                     -----------
                                                                         167,076
GOVERNMENT AIRCRAFT & DEFENSE  0.1%
Mitsui Engineering & Shipbuilding Co., Ltd.              4,000            13,022

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
INFORMATION & SERVICES  0.2%
AUTOBACS SEVEN CO., LTD.                                   900            47,133

INSURANCE  0.8%
Millea Holdings, Inc.                                        7           120,726
Mitsui Sumitomo Insurance Co., Ltd.                     11,000           134,882
                                                                     -----------
                                                                         255,608
IT HARDWARE  1.3%
Kyocera Corp.                                            1,100            80,424
Minebea Co., Ltd.                                       10,000            53,521
Nec Electronics Corp.                                    1,500            49,000
Oki Electric Industry Co., Ltd.                         16,000            58,560
Sanyo Electric Co., Ltd. *                              33,000            90,000
Seiko Epson Corp.                                        3,400            85,477
                                                                     -----------
                                                                         416,982
LAND & WATER TRANSPORTATION  0.6%
Nippon Yusen Kabushiki Kaisha                           13,000            89,027
West Japan Railway Co.                                      26           108,308
                                                                     -----------
                                                                         197,335
METAL PRODUCTS & MACHINERY  2.1%
Amada Co., Ltd.                                          4,000            35,233
Heiwa Corp.                                              1,400            19,144
Hitachi Ltd.                                            23,000           154,961
Komatsu Ltd.                                             7,000           115,713
Mitsubishi Electric Corp.                                4,000            28,349
Mitsubishi Heavy Industries Ltd.                        38,000           167,892
Sega Sammy Holdings, Inc.                                2,800            93,838
Toyo Seikan Kaisha Ltd.                                  3,600            58,712
                                                                     -----------
                                                                         673,842
MISCELLANEOUS FINANCE  0.5%
Daiwa Securities Group, Inc.                            14,000           158,651

OIL & COAL RESOURCES  0.5%
INPEX Corp.                                                 12           106,880
Japan Petroleum Exploration Co., Ltd.                      900            56,774
                                                                     -----------
                                                                         163,654
OIL DISTRIBUTION  1.4%
Cosmo Oil Co., Ltd.                                     14,000            70,013
Nippon Mining Holdings, Inc.                            11,500            81,738
Nippon Oil Corp.                                        20,000           154,994
Showa Shell Sekiyu K.K.                                  4,600            54,893
TonenGeneral Sekiyu K.K.                                 7,000            75,121
                                                                     -----------
                                                                         436,759
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  1.0%
Brother Industries, Ltd.                                 8,000            84,061
Fuji Photo Film Co., Ltd.                                4,800           159,098
Konica Minolta Holdings, Inc.                            8,500            86,402
                                                                     -----------
                                                                         329,561
REAL ESTATE DEVELOPMENT  0.6%
Daito Trust Construction Co., Ltd                        1,700            87,750
Sekisui House Ltd.                                       9,000           113,040
                                                                     -----------
                                                                         200,790
RETAIL  0.6%
Aoyama Trading Co., Ltd.                                 1,500            50,681
Seven & I Holdings Co., Ltd. *                           2,080            89,066
Uny Co., Ltd.                                            4,000            63,067
                                                                     -----------
                                                                         202,814
SOFTWARE  0.4%
Fujitsu Ltd.                                            18,000           136,818

TEXTILES & APPAREL  0.1%
Tokyo Style Co., Ltd.                                    3,000            36,769

TRADING COMPANY  0.5%
Itochu Corp.                                            18,000           150,266

WHOLESALE  0.4%
CANON SALES CO., INC.                                    3,000            64,196
Sumitomo Forestry Co., Ltd.                              3,000            29,899
SUZUKEN CO., LTD.                                          900            28,681
                                                                     -----------
                                                                         122,776
                                                                     -----------
                                                                       7,432,565
NETHERLANDS  0.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Nutreco Holding NV                                         600            26,552

CHEMICALS & RUBBER  0.2%
Koninklijke DSM N.V.                                     1,600            65,355

COMMERCIAL AIRCRAFT & COMPONENTS  0.2%
European Aeronautic Defense & Space Co.                  1,200            45,254

METAL PRODUCTS & MACHINERY  0.1%
Stork NV                                                   600            25,683

OIL DISTRIBUTION  0.1%
Koninklijke Vopak NV                                     1,400            42,446

PUBLISHING, BROADCASTING & CINEMA  0.1%
VNU N.V.                                                 1,200            39,771

WHOLESALE  0.1%
Buhrmann NV                                              3,000            44,266
                                                                     -----------
                                                                         289,327

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
NORWAY  0.7%
--------------------------------------------------------------------------------
CHEMICALS & RUBBER  0.2%
Norsk Hydro ASA                                            761            78,304

OIL & COAL RESOURCES  0.3%
Statoil ASA                                              4,000            91,716

OIL DRILLING & SERVICES  0.2%
Fred Olsen Energy ASA *                                  1,400            50,323
                                                                     -----------
                                                                         220,343
SPAIN  1.9%
--------------------------------------------------------------------------------
AIRLINES  0.1%
Iberia Lineas Aereas de Espana SA                        6,000            16,246

BANKS & CREDIT INSTITUTIONS  0.1%
Banco de Andalucia                                         400            37,703

CONSTRUCTION & HOMEBUILDING  0.5%
Acciona SA                                                 600            67,138
Fomento de Construcciones y Contratas SA                   753            42,713
Sacyr Vallehermoso S.A.                                  2,400            58,533
                                                                     -----------
                                                                         168,384
INFORMATION & SERVICES  0.1%
Prosegur, Compania de Seguridad SA, Reg'd.               1,200            27,481

INTEGRATED OIL COMPANIES  0.2%
Repsol YPF, S.A.                                         2,500            73,182

LAND & WATER TRANSPORTATION  0.1%
Red Electrica de Espana                                  1,500            46,502

OIL DISTRIBUTION  0.2%
Compania Espanola de Petroleos, SA (CEPSA)               1,500            68,604

REAL ESTATE DEVELOPMENT  0.3%
Corporacion Financiera Alba SA                             800            37,199
Inmobiliaria Urbis SA                                    1,400            25,704
TESTA, Inmuebles en Renta SA                               712            18,111
                                                                     -----------
                                                                          81,014
RESTAURANTS, HOTELS & THEATERS  0.3%
NH Hoteles, S.A.                                         3,000            47,047
Sol Melia, S.A.                                          3,000            38,139
                                                                     -----------
                                                                          85,186
                                                                     -----------
                                                                         604,302
SWEDEN  1.9%
--------------------------------------------------------------------------------
AIRLINES  0.2%
SAS AB *                                                 4,000            52,629

BANKS & CREDIT INSTITUTIONS  0.3%
Skandinaviska Enskilda Banken AB,
   (SEB) Class A                                         4,000            82,339

BEER, LIQUOR, & TOBACCO  0.1%
Swedish Match AB                                         4,000            47,046

CELLULAR & WIRELESS  0.5%
Tele2 AB, Class B *                                      6,000            64,542
TeliaSonera AB                                          20,000           107,720
                                                                     -----------
                                                                         172,262
FINANCIAL INVESTMENTS  0.3%
Ratos AB, Class B                                        2,000            49,344
Vostok Nafta Investment Ltd., SDR *                        700            32,773
                                                                     -----------
                                                                          82,117
GOVERNMENT AIRCRAFT & DEFENSE  0.0%
Saab AB                                                    604            12,938

HEALTH CARE & HOSPITAL  0.2%
Capio AB *                                               2,000            35,612
Gambro AB, Class A *                                     3,021            33,005
                                                                     -----------
                                                                          68,617
INFORMATION & SERVICES  0.3%
Securitas, Class B                                       6,000            99,722
                                                                     -----------
                                                                         617,670
SWITZERLAND  1.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
Barry Callebaut AG *                                        22             7,167

BANKS & CREDIT INSTITUTIONS  0.1%
St. Galler Kantonalbank                                     90            26,761

BIOTECHNOLOGY  0.3%
Serono SA, Class B                                         120            95,292

CHEMICALS & RUBBER  0.6%
Ciba Specialty Chemicals AG                                900            58,247
Clariant AG *                                            3,000            44,149
Syngenta AG *                                              600            74,683
                                                                     -----------
                                                                         177,079
CONSTRUCTION MATERIALS  0.1%
Holcim Ltd.                                                386            26,276

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
INSURANCE  0.5%
Baloise Holding AG, Class R                                900            52,506
Swiss Life Holding *                                       300            54,266
Swiss Re                                                   833            60,870
                                                                     -----------
                                                                         167,642
METAL PRODUCTS & MACHINERY  0.2%
SIG Holding AG                                             160            34,898
Unaxis Holding AG *                                        300            45,207
                                                                     -----------
                                                                          80,105
                                                                     -----------
                                                                         580,322
UNITED KINGDOM  6.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.2%
Associated British Foods plc *                           4,900            70,640

AIRLINES  0.0%
BBA Group plc                                            2,000            11,314

BANKS & CREDIT INSTITUTIONS  0.1%
Close Brothers Group plc                                 2,100            32,742

BASIC MINERALS & METALS  0.2%
Corus Group plc                                         50,000            50,745

BEER, LIQUOR, & TOBACCO  0.5%
Gallaher Group plc                                       4,800            72,471
SABMiller plc                                            5,000            91,109
                                                                     -----------
                                                                         163,580
COMMUNICATIONS UTILITIES  0.1%
COLT Telecom Group plc *                                27,000            25,981

CONSTRUCTION & HOMEBUILDING  0.6%
Barratt Developments plc                                 2,700            45,823
Bellway plc                                                773            14,980
Berkeley Group Holdings Plc *                              773            14,724
George Wimpey plc                                        2,274            18,830
Persimmon plc                                            1,688            36,475
Taylor Woodrow plc                                       6,000            39,371
Wilson Bowden plc                                          565            14,045
                                                                     -----------
                                                                         184,248
DRUGS & PHARMACEUTICALS  0.2%
Shire Pharmaceuticals plc                                4,800            61,418

ELECTRIC UTILITIES  0.3%
Scottish Power plc                                      10,000            93,457

FINANCIAL INVESTMENTS  0.2%
3i Group PLC                                             4,800            69,898

GOVERNMENT AIRCRAFT & DEFENSE  0.2%
BAE Systems plc                                         10,000            65,734

INFORMATION & SERVICES  0.1%
First Choice Holidays plc                                8,000            34,398

INSURANCE  0.9%
Aviva plc                                                8,000            96,987
Friends Provident plc                                   15,000            48,874
Henderson Group plc *                                   10,667            13,609
Old Mutual plc                                          25,000            70,831
Royal & Sun Alliance Insurance Group plc *              28,000            60,579
                                                                     -----------
                                                                         290,880
IT HARDWARE  0.1%
ARM Holdings plc                                        16,000            28,993

LAND & WATER TRANSPORTATION  0.2%
Arriva plc                                               1,203            12,058
FirstGroup plc                                           6,000            41,398
                                                                     -----------
                                                                          53,456
MISCELLANEOUS FINANCE  0.7%
Amvescap plc                                             8,000            60,848
Panmure Gordon & Co., Plc *                             12,000            41,808
Prudential plc                                          12,000           113,664
                                                                     -----------
                                                                         216,320
OIL & COAL RESOURCES  0.5%
BG Group plc                                             8,000            79,173
Xstrata plc                                              3,000            70,181
                                                                     -----------
                                                                         149,354
OIL DRILLING & SERVICES  0.1%
AMEC plc *                                               6,000            35,482

PUBLISHING, BROADCASTING & CINEMA  0.2%
Yell Group plc                                           7,000            64,498

REAL ESTATE DEVELOPMENT  0.3%
Enterprise Inns plc                                      3,600            58,099
Land Securities Group plc                                1,783            51,073
                                                                     -----------
                                                                         109,172
RESTAURANTS, HOTELS & THEATERS  0.2%
Rank Group plc                                           8,000            42,083
Whitbread plc                                            1,529            24,944
                                                                     -----------
                                                                          67,027
RETAIL  0.3%
J Sainsburys plc                                        14,000            75,911
Somerfield plc                                           8,000            27,115
                                                                     -----------
                                                                         103,026
SOFTWARE  0.1%
LogicaCMG plc *                                         12,000            36,606
                                                                     -----------
                                                                       2,018,969

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
UNITED STATES  46.0%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.8%
Campbell Soup Co.                                        2,000            59,540
Dean Foods Co. *                                         1,400            52,724
Hansen Natural Corp. *                                     300            23,643
PepsiCo, Inc.                                            2,200           129,976
                                                                     -----------
                                                                         265,883
AIRLINES  0.3%
AMR Corp. *                                              2,300            51,129
Continental Airlines, Inc., Class B *                    1,500            31,950
                                                                     -----------
                                                                          83,079
AUTOS  0.3%
Miller Industries, Inc. *                                  300             6,087
Paccar, Inc.                                             1,500           103,845
                                                                     -----------
                                                                         109,932
BANKS & CREDIT INSTITUTIONS  2.7%
Bank of America Corp.                                    7,400           341,510
Comerica, Inc.                                           1,400            79,464
Countrywide Financial Corp.                              3,972           135,802
First Regional Bancorp *                                   200            13,510
KeyCorp, Inc.                                            3,300           108,669
The Banc Corp. *                                             9               103
U.S. Bancorp.                                            2,100            62,769
Wachovia Corp.                                             200            10,572
Wells Fargo & Co.                                        1,670           104,926
                                                                     -----------
                                                                         857,325
BASIC MINERALS & METALS  1.2%
Allegheny Technologies, Inc.                             1,600            57,728
Freeport-McMoran Copper & Gold, Inc., Class B            1,600            86,080
Lone Star Technologies, Inc. *                             700            36,162
Phelps Dodge Corp.                                         800           115,096
Precision Castparts Corp.                                1,000            51,810
Walter Industries, Inc.                                    800            39,776
                                                                     -----------
                                                                         386,652
BEER, LIQUOR, & TOBACCO  0.4%
Altria Group, Inc.                                       1,600           119,552

BIOTECHNOLOGY  1.4%
Amgen, Inc. *                                            2,200           173,492
Digene Corp. *                                             500            14,585
Genentech, Inc. *                                        1,300           120,250
Gilead Sciences, Inc. *                                  2,800           147,364
                                                                     -----------
                                                                         455,691
CELLULAR & WIRELESS  0.2%
NII Holdings, Inc. *                                     1,200            52,416
Telephone & Data Systems, Inc.                             100             3,603
                                                                     -----------
                                                                          56,019
CHEMICALS & RUBBER  0.8%
American Vanguard Corp.                                    200             4,700
Hexcel Corp. *                                             500             9,025
Monsanto Co.                                             2,000           155,060
PPG Industries, Inc.                                     1,500            86,850
The Sherwin-Williams Co.                                   260            11,809
                                                                     -----------
                                                                         267,444
COMMERCIAL AIRCRAFT & COMPONENTS  0.4%
Honeywell International, Inc.                            2,900           108,025
Rockwell Collins, Inc.                                     200             9,294
                                                                     -----------
                                                                         117,319
COMMUNICATIONS UTILITIES  0.6%
CNET Networks, Inc. *                                    2,700            39,663
Google, Inc., Class A *                                    200            82,972
Openwave Systems, Inc. *                                 1,600            27,952
Vignette Corp. *                                         2,900            47,299
                                                                     -----------
                                                                         197,886
CONSTRUCTION & HOMEBUILDING  0.5%
Brookfield Homes Corp.                                     615            30,584
Centex Corp.                                               500            35,745
KB Home                                                    720            52,315
Pulte Homes, Inc.                                          700            27,552
                                                                     -----------
                                                                         146,196
CONSTRUCTION MATERIALS  0.1%
Jarden Corp. *                                             710            21,407

CONSUMER DURABLES  0.2%
Whirlpool Corp.                                            600            50,256

DRUGS & PHARMACEUTICALS  2.4%
Barr Pharmaceuticals, Inc. *                               800            49,832
Bristol-Myers Squibb Co.                                 7,534           173,131
Celgene Corp. *                                          2,200           142,560
Cephalon, Inc. *                                           900            58,266
Dade Behring, Inc.                                         900            36,801
Genzyme Corp. *                                          3,400           240,652
Matrixx Initiatives, Inc. *                                 57             1,194
Merck & Co., Inc.                                        1,000            31,810
United Therapeutics Corp. *                                500            34,560
                                                                     -----------
                                                                         768,806
ELECTRIC UTILITIES  1.2%
American Electric Power Co., Inc.                          200             7,418
Consolidated Edison, Inc.                                1,900            88,027

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
Duke Energy Corp.                                          600            16,470
PG&E Corp.                                               2,110            78,323
TXU Corp.                                                2,600           130,494
Xcel Energy, Inc.                                        3,520            64,979
                                                                     -----------
                                                                         385,711
FINANCIAL INVESTMENTS  0.1%
Document Security Systems, Inc. *                          300             3,795
SurModics, Inc. *                                          500            18,495
                                                                     -----------
                                                                          22,290
FURNITURE & HOUSEHOLD ITEMS  0.4%
Genlyte Group, Inc. *                                      300            16,071
Johnson Controls, Inc.                                   1,600           116,656
The Lamson & Sessions Co. *                                300             7,506
                                                                     -----------
                                                                         140,233
GAS & OTHER PUBLIC UTILITIES  0.2%
Clean Harbors, Inc. *                                      300             8,643
NiSource, Inc.                                           2,500            52,150
                                                                     -----------
                                                                          60,793
GOVERNMENT AIRCRAFT & DEFENSE  0.5%
Raytheon Co.                                             3,400           136,510
The Boeing Co.                                             400            28,096
                                                                     -----------
                                                                         164,606
HEALTH CARE & HOSPITAL  1.4%
Chemed Corp.                                               400            19,872
Coventry Health Care, Inc. *                             1,950           111,072
UnitedHealth Group, Inc.                                 5,200           323,128
                                                                     -----------
                                                                         454,072
INFORMATION & SERVICES  1.6%
Administaff, Inc.                                          600            25,230
Ambassadors Groups, Inc.                                   300             6,867
American Retirement Corp. *                                700            17,591
Arena Pharmaceuticals, Inc. *                              700             9,954
Ceridian Corp. *                                         2,100            52,185
CheckFree Corp. *                                        1,200            55,080
Equifax, Inc.                                              800            30,416
Franklin Covey Co. *                                       500             3,160
Getty Images, Inc. *                                       600            53,562
Hudson Highland Group, Inc. *                              300             5,208
Iron Mountain, Inc. *                                    1,200            50,664
Labor Ready, Inc. *                                      1,000            20,820
Moody's Corp.                                            1,430            87,831
Robert Half International, Inc.                          1,600            60,624
Steiner Leisure Ltd. *                                     200             7,112
Talx Corp.                                                 400            18,284
                                                                     -----------
                                                                         504,588
INSTRUMENTS  1.6%
Agilent Technologies, Inc. *                             2,800            93,212
American Science & Engineering, Inc. *                     200            12,474
Arthrocare Corp. *                                         580            24,441
Becton Dickinson & Co.                                   2,080           124,967
Checkpoint Systems, Inc. *                               1,000            24,650
DJ Orthopedics, Inc. *                                     400            11,032
IRIS International, Inc. *                                 400             8,744
LoJack Corp. *                                             400             9,652
Medtronic, Inc.                                          2,800           161,196
Natus Medical, Inc. *                                      300             4,842
ResMed, Inc. *                                             200             7,662
The Spectranetics Corp. *                                  600             6,750
Thoratec Corp. *                                         1,200            24,828
                                                                     -----------
                                                                         514,450
INSURANCE  1.8%
ACE Ltd.                                                 1,700            90,848
Assurant, Inc.                                             110             4,784
Fidelity National Title Group, Inc., Class A               158             3,835
Genworth Financial, Inc., Class A                        2,200            76,076
Loews Corp.                                                900            85,365
MBIA, Inc.                                               1,300            78,208
MGIC Investment Corp.                                      900            59,238
Philadelphia Consolidated Holding Co. *                    400            38,676
Torchmark Corp.                                          1,000            55,600
UnumProvident Corp.                                      2,600            59,150
WellPoint, Inc. *                                          415            33,135
                                                                     -----------
                                                                         584,915
INTEGRATED OIL COMPANIES  0.9%
ChevronTexaco Corp.                                      4,120           233,892
ConocoPhillips                                           1,100            63,998
                                                                     -----------
                                                                         297,890
IT HARDWARE  4.4%
Advanced Micro Devices, Inc. *                           5,550           169,830
Arris Group, Inc. *                                      2,200            20,834
Broadcom Corp., Class A *                                1,000            47,150
Evergreen Solar, Inc. *                                    800             8,520
Freescale Semiconductor, Inc., Class A *                 3,570            89,928
Intel Corp.                                             12,500           312,000
Itron, Inc. *                                              500            20,020
Kopin Corp. *                                            1,800             9,630
L-3 Communications Holdings, Inc.                        1,000            74,350
LSI Logic Corp. *                                        3,220            25,760
Marvell Technology Group Ltd. *                          4,100           229,969
Microsemi Corp. *                                        1,000            27,660
Motorola, Inc.                                           6,320           142,769
National Semiconductor Corp.                               330             8,573
Nvidia Corp. *                                           1,500            54,840

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
ON Semiconductor Corp. *                                 1,220             6,747
Powerwave Technologies, Inc. *                           2,200            27,654
Texas Instruments, Inc.                                  3,600           115,452
Trident Microsystems, Inc. *                             1,090            19,620
                                                                     -----------
                                                                       1,411,306
LAND & WATER TRANSPORTATION  0.7%
Burlington Northern Santa Fe Corp.                       2,280           161,470
C.H. Robinson Worldwide, Inc.                            1,700            62,951
                                                                     -----------
                                                                         224,421
MAINFRAME & MINICOMPUTERS  0.6%
Apple Computer, Inc. *                                   2,500           179,725

METAL PRODUCTS & MACHINERY  0.4%
Astec Industries, Inc. *                                   600            19,596
Flow International Corp. *                                 400             3,368
Intevac, Inc. *                                            600             7,920
JLG Industries, Inc.                                       900            41,094
Mestek, Inc. *                                             280             3,668
Tyco International Ltd.                                  1,600            46,176
                                                                     -----------
                                                                         121,822
MISCELLANEOUS FINANCE  1.1%
Citigroup, Inc.                                            500            24,265
Franklin Resources, Inc.                                   100             9,401
Legg Mason, Inc.                                           600            71,814
Merrill Lynch & Co., Inc.                                1,900           128,687
The Chicago Mercantile Exchange                            350           128,621
                                                                     -----------
                                                                         362,788
OIL & COAL RESOURCES  2.4%
Abraxas Petroleum Corp. *                                  900             4,752
Anadarko Petroleum Corp.                                 1,300           123,175
Callon Petroleum Co. *                                     500             8,825
CONSOL Energy, Inc.                                        900            58,662
EOG Resources, Inc.                                        700            51,359
KCS Energy, Inc. *                                         100             2,422
Newfield Exploration Co. *                                 210            10,515
Peabody Energy Corp.                                       400            32,968
Penn Virginia Corp.                                        500            28,700
Plains Exploration & Product Co. *                         900            35,757
Prime-Energy, Inc. *                                       200            10,280
Southwestern Energy Co. *                                2,400            86,256
Ultra Petroleum Corp. *                                  1,400            78,120
Vintage Petroleum, Inc.                                  1,100            58,663
XTO Energy, Inc.                                         3,732           163,984
                                                                     -----------
                                                                         754,438
OIL DISTRIBUTION  0.4%
Sunoco, Inc.                                             1,000            78,380
Valero Energy Corp.                                      1,000            51,600
                                                                     -----------
                                                                         129,980
OIL DRILLING & SERVICES  3.8%
Atwood Oceanics, Inc. *                                    200            15,606
Baker Hughes, Inc.                                       1,800           109,404
Cal Dive International, Inc. *                           1,200            43,068
Diamond Offshore Drilling, Inc.                          1,100            76,516
ENSCO International, Inc.                                1,400            62,090
Global Industries Ltd. *                                 1,800            20,430
Grant Prideco, Inc. *                                    1,400            61,768
Grey Wolf, Inc. *                                        2,300            17,779
Halliburton Co.                                          2,100           130,116
McDermott International, Inc. *                          1,000            44,610
Nabors Industries Ltd. *                                 1,400           106,050
National-Oilwell Varco, Inc. *                             769            48,216
Noble Corp.                                              1,300            91,702
Patterson-UTI Energy, Inc.                               2,500            82,375
Pioneer Drilling Co. *                                     300             5,379
Pride International, Inc. *                                500            15,375
Rowan Cos., Inc. *                                       1,368            48,756
RPC, Inc.                                                1,050            27,657
Superior Energy Services, Inc. *                         1,200            25,260
Tetra Technologies, Inc. *                                 600            18,312
Transocean, Inc. *                                       2,300           160,287
W-H Energy Services, Inc. *                                300             9,924
                                                                     -----------
                                                                       1,220,680
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.6%
EMC Corp. *                                                900            12,258
Hewlett Packard Co.                                      1,921            54,998
Intermec, Inc. *                                         1,200            40,560
M-Systems Flash Disk Pioneers Ltd. *                       800            26,496
VASCO Data Security International, Inc. *                  800             7,888
Western Digital Corp. *                                  2,850            53,039
                                                                     -----------
                                                                         195,239
PUBLISHING, BROADCASTING & CINEMA  0.4%
News Corp., Class B                                      2,800            46,508
Playboy Enterprises, Inc., Class A *                       200             2,483
Tribune Co.                                              2,200            66,572
                                                                     -----------
                                                                         115,563
REAL ESTATE INVESTMENT TRUSTS  0.0%
iStar Financial, Inc.                                      100             3,565

RESTAURANTS, HOTELS & THEATERS  1.1%
Cendant Corp.                                            7,900           136,275
Darden Restaurants, Inc.                                 1,000            38,880
Monarch Casino & Resort, Inc. *                            400             9,040

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
Panera Bread Co., Class A *                                600            39,408
Penn National Gaming, Inc. *                               900            29,655
Vail Resorts, Inc. *                                       900            29,727
Wendy's International, Inc.                              1,100            60,786
                                                                     -----------
                                                                         343,771
RETAIL  4.5%
Abercrombie & Fitch Co., Class A                           900            58,662
Advance Auto Parts, Inc. *                               1,200            52,152
Caremark Rx, Inc. *                                      3,000           155,370
Chico's FAS, Inc. *                                      2,400           105,432
CVS Corp.                                                8,670           229,061
Home Depot, Inc.                                         4,100           165,968
J.C. Penney Co., Inc.                                    2,200           122,320
Jos. A. Bank Clothiers, Inc. *                             400            17,364
Lowe's Cos., Inc.                                        1,980           131,987
NetFlix, Inc. *                                          1,100            29,766
Nordstrom, Inc.                                          3,600           134,640
Nutri/System, Inc. *                                       500            18,010
O'Reilly Automotive, Inc. *                              1,150            36,812
Restoration Hardware, Inc. *                               900             5,418
Stamps.com, Inc. *                                         600            13,776
The Children's Place Retail Stores, Inc. *                  79             3,904
The Great Atlantic & Pacific Tea Co., Inc. *               900            28,602
Tractor Supply Co. *                                       500            26,470
United Retail Group, Inc. *                                400             5,260
Walgreen Co.                                             2,000            88,520
                                                                     -----------
                                                                       1,429,494
SOFTWARE  1.5%
Advent Software, Inc. *                                     60             1,735
Allscripts Healthcare Solutions, Inc. *                    900            12,060
Cadence Design Systems, Inc. *                             300             5,076
Cerner Corp. *                                             600            54,546
Cognizant Technology Solutions Corp., Class A *            103             5,186
Computer Sciences Corp. *                                1,700            86,088
Convera Corp. *                                          1,000             9,900
Entrust, Inc. *                                          1,600             7,744
Fidelity National Financial, Inc.                        1,500            55,185
Informatica Corp. *                                      2,100            25,200
LanVision Systems, Inc. *                                  300             1,725
Merge Technologies, Inc. *                                 400            10,016
Micromuse, Inc. *                                        2,000            19,780
MICROS Systems, Inc. *                                      48             2,319
NIC, Inc. *                                              1,400             8,624
Quality Systems, Inc.                                      300            23,028
Radiant Systems, Inc. *                                    705             8,573
RealNetworks, Inc. *                                     3,600            27,936
Red Hat, Inc. *                                          2,300            62,652
SPSS, Inc. *                                               500            15,465
Trizetto Group, Inc. *                                     900            15,291
Ultimate Software Group, Inc. *                            500             9,535
Witness Systems, Inc. *                                    700            13,769
                                                                     -----------
                                                                         481,433
TEXTILES & APPAREL  0.7%
Carter's, Inc. *                                           600            35,310
Coach, Inc. *                                            3,400           113,356
Phillips-Van Heusen Corp.                                  600            19,440
Polo Ralph Lauren Corp.                                  1,000            56,140
                                                                     -----------
                                                                         224,246
WHOLESALE  1.4%
Aristotle Corp. *                                          147             1,111
Cardinal Health, Inc.                                    2,500           171,875
Express Scripts, Inc. *                                  1,923           161,148
Omnicare, Inc.                                           1,000            57,220
W.W. Grainger, Inc.                                        800            56,880
WESCO International, Inc. *                                300            12,819
                                                                     -----------
                                                                         461,053
                                                                     -----------
                                                                      14,692,519
TOTAL COMMON STOCK
(COST $25,417,049)                                                    29,891,529

SECURITY                                           FACE AMOUNT          VALUE
           RATE, MATURITY DATE                         ($)               ($)
SHORT-TERM INVESTMENTS  11.0% OF NET ASSETS

REPURCHASE AGREEMENT  11.0%
--------------------------------------------------------------------------------
CTC dated 12/30/05, due 1/3/06 at
   3.20% with a maturity value of
   $3,505,220 (fully
   collateralized by U.S. Treasury
   Bond)                                             3,503,974         3,503,974
TOTAL SHORT-TERM INVESTMENTS
(COST $3,503,974)                                                      3,503,974

END OF INVESTMENTS.

At December 31, 2005 the tax basis cost of the fund's investments was $29,050,527, and the unrealized gains and losses were $4,590,975 and ($245,999), respectively.

*   Non-income producing security

(a) All long positions are pledged as collateral for securities sold short.

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
SHORT SALES  94.2% OF NET ASSETS

AUSTRIA  0.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES  0.3%
Verbund-osterreich Elektr Ag                               240            85,521

BELGIUM  1.3%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.3%
KBC GROEP NV                                               900            83,786

BASIC MINERALS & METALS  0.2%
Bekaert NV                                                 600            56,073

CELLULAR & WIRELESS  0.2%
Mobistar SA                                                900            71,330

DRUGS & PHARMACEUTICALS  0.2%
UCB SA                                                   1,200            56,409

FINANCIAL INVESTMENTS  0.2%
Groupe Bruxelles Lambert SA                                600            58,857

RETAIL  0.2%
Colruyt SA                                                 600            82,917
                                                                     -----------
                                                                         409,372
DENMARK  0.7%
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS  0.5%
Novo-Nordisk A/S, Class B                                1,600            90,012
Novozymes A/S, Class B                                   1,200            65,709
                                                                     -----------
                                                                         155,721
INSTRUMENTS  0.2%
William Demant Holdings A/S *                            1,200            66,272
                                                                     -----------
                                                                         221,993
FINLAND  0.5%
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER  0.3%
UPM-Kymmene Oyj                                          4,200            82,413

SOFTWARE  0.1%
Tietoenator Oyj                                          1,200            43,856

WHOLESALE  0.1%
Kesko Oyj                                                1,500            42,556
                                                                     -----------
                                                                         168,825
FRANCE  3.9%
--------------------------------------------------------------------------------
AUTOS  0.3%
Renault SA                                               1,200            97,708

CHEMICALS & RUBBER  0.3%
Air Liquide SA                                             540           103,835

COMMUNICATIONS UTILITIES  0.2%
Publicis Groupe                                          2,000            69,632

CONSTRUCTION & HOMEBUILDING  0.3%
Autoroutes du Sud de la France (ASF)                     1,500            88,761

FINANCIAL INVESTMENTS  0.2%
Neopost SA                                                 600            60,129

INSURANCE  0.1%
SCOR                                                    14,000            30,157

METAL PRODUCTS & MACHINERY  0.1%
Manitou BF                                                 800            34,409

PUBLISHING, BROADCASTING & CINEMA  0.5%
Havas SA                                                 9,000            38,752
JC Decaux SA *                                           2,100            48,943
Television Francaise 1                                   2,400            66,635
                                                                     -----------
                                                                         154,330
REAL ESTATE DEVELOPMENT  0.3%
Klepierre                                                  600            56,325
Societe Immobilliere de Location
   pour l'Industrie et le Commerce (Silic)                 400            36,978
                                                                     -----------
                                                                          93,303
RETAIL  0.5%
Carrefour SA                                             2,000            93,605
Pinault-Printemps-Redoute SA                               650            73,220
                                                                     -----------
                                                                         166,825
SOAPS & COSMETICS  0.3%
L'Oreal SA                                               1,400           103,995

SOFTWARE  0.2%
Dassault Systemes SA                                     1,200            67,693

TEXTILES & APPAREL  0.4%
LVMH Moet Hennessy Louis Vuitton SA                      1,200           106,530

WHOLESALE  0.2%
Essilor International SA                                   800            64,544
                                                                     -----------
                                                                       1,241,851
GERMANY  2.4%
--------------------------------------------------------------------------------
AUTOS  0.8%
Bayerische Motoren Werke AG (BMW)                        2,400           104,899

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
MAN AG                                                   1,200            63,992
Porsche AG                                                 100            71,801
                                                                     -----------
                                                                         240,692
BANKS & CREDIT INSTITUTIONS  0.3%
Hypo Real Estate Holding AG                              1,200            62,191
IKB Deutsche Industriebank AG                            1,500            44,313
                                                                     -----------
                                                                         106,504
DRUGS & PHARMACEUTICALS  0.5%
Altana AG                                                1,200            65,078
Schering AG                                              1,200            80,352
                                                                     -----------
                                                                         145,430
INSURANCE  0.1%
MLP AG                                                   2,000            41,382

SOAPS & COSMETICS  0.2%
Henkel KGaA                                                800            74,305

SOFTWARE  0.2%
SAP AG                                                     400            72,074

TEXTILES & APPAREL  0.3%
Adidas-Salomon AG                                          400            75,649
                                                                     -----------
                                                                         756,036
IRELAND  0.2%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.2%
Anglo Irish Bank Corp., plc                              4,630            69,964

ITALY  2.4%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.6%
Banca Carige S.p.A. Cassa di
   Risparmio di Genova e Imperia                        10,000            39,038
Banca Lombarda E Piemontese S.p.A.                       4,000            56,887
Unicredito Italiano S.p.A.                              15,000           103,408
                                                                     -----------
                                                                         199,333
ELECTRIC UTILITIES  0.1%
AEM S.p.A                                                9,000            17,171

FURNITURE & HOUSEHOLD ITEMS  0.2%
Bulgari S.p.A                                            6,000            66,966

INSURANCE  1.0%
Alleanza Assicurazioni S.p.A.                            7,000            86,586
Assicurazioni Generali S.p.A.                            2,500            87,373
Mediobanca S.p.A.                                        3,808            72,703
Mediolanum S.p.A                                         9,000            59,351
                                                                     -----------
                                                                         306,013
PUBLISHING, BROADCASTING & CINEMA  0.4%
Gruppo Editoriale L'Espresso S.p.A.                      6,000            31,661
Seat Pagine Gialle S.p.A. *                            117,000            54,583
Telecom Italia Media S.p.A. *                           66,000            34,915
                                                                     -----------
                                                                         121,159
TEXTILES & APPAREL  0.1%
Benetton Group S.p.A.                                    4,000            45,843
                                                                     -----------
                                                                         756,485
JAPAN  23.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.5%
ITO EN Ltd.                                                600            36,005
Meiji Dairies Corp.                                      5,000            25,297
Nisshin Seifun Group, Inc.                                 300             3,170
Nissin Food Products Co., Ltd.                           1,500            43,277
Yakult Honsha Co.                                        3,000            62,372
                                                                     -----------
                                                                         170,121
AUTOS  3.3%
Aisin Seiki                                              2,100            77,082
Daihatsu Motor Co., Ltd.                                 3,000            32,458
DENSO Corp.                                              3,600           124,634
Hino Motors                                              5,000            31,632
Honda Motor Co., Ltd.                                    2,000           115,427
Isuzu Motors Ltd.                                       15,000            57,361
JTEKT Corp.                                              2,000            37,271
Koito Manufacturing Co., Ltd.                            2,000            30,711
Nissan Motors Co., Ltd.                                  9,600            97,927
NTN Corp.                                                6,000            47,351
Stanley Electric Co., Ltd.                               2,200            35,758
Suzuki Motor Corp.                                       4,900            91,032
Tokai Rika Co., Ltd.                                     2,000            53,381
Toyoda Gosei Co., Ltd.                                     900            17,582
Toyota Industries Corp.                                  2,000            71,804
Toyota Motor Corp.                                       2,300           120,162
                                                                     -----------
                                                                       1,041,573
BANKS & CREDIT INSTITUTIONS  0.3%
Aeon Credit Service Co., Ltd.                              500            47,313
OMC Card, Inc.                                           2,000            42,894
                                                                     -----------
                                                                          90,207
BASIC MINERALS & METALS  1.2%
Daido Steel Co., Ltd                                     7,000            66,744
Sumitomo Metal Industries, Ltd.                         41,000           157,063
Sumitomo Metal Ming Co., Ltd.                            8,000            98,849
The Furukawa Electric Co., Ltd.                          9,000            70,553
                                                                     -----------
                                                                         393,209
CELLULAR & WIRELESS  0.1%
KDDI Corp.                                                   7            40,524

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
CHEMICALS & RUBBER  1.9%
Bridgestone Corp.                                        5,000           104,225
JSR Corp.                                                3,000            78,861
Mitsubishi Gas Chemical Co,. Inc.                        7,000            66,500
Mitsubishi Rayon Co., Ltd.                               8,000            52,986
Nissan Chemical Industries Ltd.                          3,000            42,603
Shin-Etsu Chemical Co., Ltd.                             2,300           122,431
Taiyo Nippon Sanso Corp.                                 7,000            46,827
Tokuyama Corp.                                           4,000            51,426
Zeon Corp.                                               3,000            39,812
                                                                     -----------
                                                                         605,671
COMMUNICATIONS UTILITIES  0.4%
Softbank Corp.                                           3,000           126,703

CONSTRUCTION & HOMEBUILDING  0.2%
Chiyoda Corp.                                            3,000            68,741

CONSUMER DURABLES  0.6%
Funai Electric Co., Ltd.                                   200            22,064
Pioneer Corp.                                            1,000            13,845
Shimano, Inc.                                            1,300            34,208
Sony Corp.                                               3,100           126,519
                                                                     -----------
                                                                         196,636
DRUGS & PHARMACEUTICALS  1.4%
Astellas Pharma, Inc.                                    3,200           125,060
Chugai Pharmaceutical Co., Ltd.                          3,100            66,700
DAIICHI SANKYO Co., Ltd. *                                  79             1,534
Eisai Co., Ltd.                                          2,100            88,452
Hisamitsu Pharmaceutical Co., Inc.                       2,000            50,240
Santen Pharmaceutical Co., Ltd.                            200             5,548
Takeda Pharmaceutical Co., Ltd.                          1,900           102,949
                                                                     -----------
                                                                         440,483
ELECTRIC UTILITIES  0.2%
Hokuriku Electric Power Co.                              2,700            53,326

FINANCIAL INVESTMENTS  1.0%
Credit Saison Co., Ltd.                                  2,200           109,650
JAFCO Co., Ltd.                                            600            53,644
ORIX Corp.                                                 500           127,265
Sumisho Lease Co., Ltd.                                    300            15,294
                                                                     -----------
                                                                         305,853
FOREST PRODUCTS & PAPER  0.3%
Oji Paper Co., Ltd,                                     14,000            82,634
Uni-Charm Corp.                                            600            26,956
                                                                     -----------
                                                                         109,590
FURNITURE & HOUSEHOLD ITEMS  0.4%
Nok Corp.                                                2,400            65,040
Ushio, Inc.                                              3,000            70,096
                                                                     -----------
                                                                         135,136
INFORMATION & SERVICES  0.3%
Park24 Co., Ltd.                                           900            32,155
Secom Co., Ltd.                                          1,500            78,561
                                                                     -----------
                                                                         110,716
INSTRUMENTS  0.6%
Nikon Corp.                                              4,000            63,134
Terumo Corp.                                             2,100            62,211
Yokogawa Electric Corp.                                  3,000            51,213
                                                                     -----------
                                                                         176,558
IT HARDWARE  3.6%
Advantest Corp.                                            700            70,725
Disco Corp.                                                400            21,277
Fanuc Ltd.                                               1,400           118,917
Hamamatsu Photonics K.K.                                   900            26,339
Hirose Electric Co.,  Ltd.                                 500            66,509
Hoya Corp.                                               2,100            75,482
Ibiden Co., Ltd.                                         1,400            74,975
Keyence Corp.                                              400           113,754
Murata Manufacturing Co., Ltd.                           2,000           128,424
Nidec Sankyo Corp.                                       3,000            49,390
Nitto Denko Corp.                                        1,700           132,451
Sanken Electric Co., Ltd.                                3,000            48,726
Sharp Corp.                                              6,000            91,292
Tokyo Electron Ltd.                                      1,400            87,938
Tokyo Seimitsu Co., Ltd.                                   600            35,036
                                                                     -----------
                                                                       1,141,235
LAND & WATER TRANSPORTATION  1.6%
Central Japan Railway Co.                                   14           133,948
East Japan Railway Co.                                      18           123,561
Keihin Electric Express Railway Co., Ltd.                7,000            55,139
Kintetsu Corp.                                          22,000            87,816
Mitsui O.S.K. Lines, Ltd.                               11,000            96,205
                                                                     -----------
                                                                         496,669
MAINFRAME & MINICOMPUTERS  0.2%
Casio Computer Co., Ltd.                                 3,600            60,370

METAL PRODUCTS & MACHINERY  1.0%
Bosch Corp.                                              3,000            14,457
Daikin Industries Ltd.                                   3,000            87,533
Nidec Corp.                                              1,100            93,582
SMC Corp.                                                  600            85,744
Yaskawa Electric Corp. *                                 3,000            30,281
                                                                     -----------
                                                                         311,597

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
MISCELLANEOUS FINANCE  0.1%
Mizuho Investors Securities Co., Ltd. *                  6,000            20,387

PUBLISHING, BROADCASTING & CINEMA  0.2%
Dai Nippon Printing Co., Ltd.                            4,000            71,163
Toppan Forms Co., Ltd.                                     600             8,611
                                                                     -----------
                                                                          79,774
REAL ESTATE DEVELOPMENT  0.5%
Mitsubishi Estate Co., Ltd.                              7,000           144,949

RETAIL  1.6%
Aeon Co., Ltd.                                           5,300           135,297
Daimaru, Inc.                                            4,000            57,537
Don Quijote Co., Ltd.                                      300            25,132
Fast Retailing Co., Ltd.                                   800            78,291
Hikari Tsushin, Inc.                                       400            37,506
Komeri Co., Ltd.                                           800            34,312
Matsumotokiyoshi Co., Ltd.                                 700            22,207
Seven & I Holdings Co., Ltd.                             2,000            85,640
Shimamura Co., Ltd.                                        300            41,456
                                                                     -----------
                                                                         517,378
SOAPS & COSMETICS  0.5%
Kao Corp.                                                3,000            80,343
Shiseido Co., Ltd.                                       5,000            93,026
                                                                     -----------
                                                                         173,369
SOFTWARE  0.3%
Hitachi Software Engineering Co., Ltd.                     400             8,372
OBIC Co., Ltd.                                             200            44,039
Oracle Corp. Japan                                       1,000            49,591
                                                                     -----------
                                                                         102,002
TRADING COMPANY  0.9%
Marubeni Corp.                                          16,000            85,687
Mitsubishi Corp.                                         5,000           110,394
Mitsui & Co., Ltd.                                       7,000            89,940
                                                                     -----------
                                                                         286,021
WHOLESALE  0.6%
Toyota Tsusho Corp.                                      3,000            67,993
Yamada Denki Co., Ltd.                                   1,100           137,513
                                                                     -----------
                                                                         205,506
                                                                     -----------
                                                                       7,604,304
NETHERLANDS  1.3%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.3%
ABN AMRO Holding N.V.                                    3,765            98,293

CELLULAR & WIRELESS  0.3%
Koninklijke (Royal) KPN N.V.                            10,000           100,276

FINANCIAL INVESTMENTS  0.3%
Reed Elsevier N.V.                                       6,000            83,629

IT HARDWARE  0.2%
ASML Holding N.V. *                                      4,000            80,171

PUBLISHING, BROADCASTING & CINEMA  0.2%
Wolters Kluwer NV                                        2,700            54,634
                                                                     -----------
                                                                         417,003
NORWAY  1.3%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.3%
DNB NOR ASA                                              8,000            85,170

CHEMICALS & RUBBER  0.2%
Yara International ASA                                   4,000            58,159

CONSTRUCTION & HOMEBUILDING  0.1%
Stolt Offshore SA *                                      4,000            46,787

FOREST PRODUCTS & PAPER  0.1%
Norske Skogindustrier ASA                                3,000            47,615

INSURANCE  0.2%
Storebrand ASA                                           6,000            51,748

LAND & WATER TRANSPORTATION  0.1%
Wilh Wilhelmsen ASA                                      1,400            51,604

REAL ESTATE DEVELOPMENT  0.3%
Telenor ASA                                              9,000            88,295
                                                                     -----------
                                                                         429,378
SPAIN  1.6%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.3%
Banco Popular Espanol S.A.                               4,500            54,888
Bankinter SA                                               900            49,899
                                                                     -----------
                                                                         104,787
BASIC MINERALS & METALS  0.2%
Acerinox SA                                              3,000            43,682

CONSTRUCTION & HOMEBUILDING  0.5%
Abertis Infraestructuras S.A.                            2,940            74,021
Grupo Ferrovial SA                                       1,200            83,309
                                                                     -----------
                                                                         157,330
METAL PRODUCTS & MACHINERY  0.1%
ZardoyaOtis SA                                           1,467            37,119

PUBLISHING, BROADCASTING & CINEMA  0.2%
Antena 3 De Television SA                                2,800            66,781

RETAIL  0.3%
Industria de Diseno Textil, S.A.                         3,000            98,009
                                                                     -----------
                                                                         507,708

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
SWEDEN  1.6%
--------------------------------------------------------------------------------
AUTOS  0.5%
Scania AB, Class B                                       2,100            76,004
Volvo AB                                                 2,000            94,355
                                                                     -----------
                                                                         170,359
COMMUNICATIONS UTILITIES  0.2%
Eniro AB                                                 4,000            50,419

FINANCIAL INVESTMENTS  0.3%
Investor AB                                              6,000           104,984

METAL PRODUCTS & MACHINERY  0.3%
Sandvik AB                                               1,800            83,624

RETAIL  0.3%
Hennes & Mauritz AB, Series B                            2,800            95,123
                                                                     -----------
                                                                         504,509
SWITZERLAND  0.8%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.2%
Julius Baer Holding Ltd.                                   800            56,725

COMMUNICATIONS UTILITIES  0.3%
Swisscom                                                   300            94,541

INSTRUMENTS  0.2%
Nobel Biocare Holding AG                                   270            59,436

METAL PRODUCTS & MACHINERY  0.1%
Geberit AG                                                  60            47,574
                                                                     -----------
                                                                         258,276
UNITED KINGDOM  5.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.3%
Cadbury Schweppes plc                                   10,000            94,487

AIRLINES  0.2%
BAA plc                                                  7,200            77,643

BANKS & CREDIT INSTITUTIONS  0.4%
Intermediate Capital Group plc                           1,500            35,906
Standard Chartered plc                                   4,400            97,908
                                                                     -----------
                                                                         133,814
CHEMICALS & RUBBER  0.2%
Johnson Matthey plc                                      2,500            60,737

COMMERCIAL AIRCRAFT & COMPONENTS  0.1%
Cobham plc                                              12,000            35,039

COMMUNICATIONS UTILITIES  0.6%
British Sky Broadcasting Group plc                      10,000            85,140
BT Group plc                                            26,000            99,651
                                                                     -----------
                                                                         184,791
ELECTRIC UTILITIES  0.3%
Centrica plc                                            20,000            87,627

FINANCIAL INVESTMENTS  0.5%
Man Group plc                                            2,400            78,870
Reed Elsevier plc                                        9,000            84,449
                                                                     -----------
                                                                         163,319
INFORMATION & SERVICES  0.7%
Capita Group plc                                         7,000            50,198
Hays plc                                                20,000            43,141
Intertek Group plc                                       2,100            25,175
Michael Page Group plc                                   6,000            27,862
Serco Group plc                                          6,000            32,408
Taylor Nelson Sofres plc                                 9,000            34,729
                                                                     -----------
                                                                         213,513
INSTRUMENTS  0.2%
Smith & Nephew plc                                       8,000            73,592

INSURANCE  0.1%
St James's Place Capital plc                             6,000            27,646

IT HARDWARE  0.1%
ARM Holdings plc                                        16,000            28,806

LAND & WATER TRANSPORTATION  0.1%
Associated British Ports Holdings plc                    3,250            32,815

METAL PRODUCTS & MACHINERY  0.2%
Rexam plc                                                6,000            52,393

PUBLISHING, BROADCASTING & CINEMA  0.8%
Daily Mail & General Trust, Class A                      4,000            54,279
Emap plc                                                 2,800            41,640
EMI Group plc                                           10,000            41,682
Informa plc *                                            4,800            35,833
Johnston Press plc                                       4,000            32,033
Utd Business Media                                       3,600            39,531
                                                                     -----------
                                                                         244,998
RETAIL  0.6%
Burberry Group plc                                       6,000            44,278
Signet Group plc                                        24,000            44,347
Travis Perkins plc *                                     1,600            38,425
William Morrison Supermarkets plc                       24,000            79,829
                                                                     -----------
                                                                         206,879

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
SOAPS & COSMETICS  0.3%
Reckitt Benckiser plc                                    3,300           108,828

WHOLESALE  0.1%
Electrocomponents plc                                    6,000            29,042
Premier Farnell plc                                      6,000            17,832
                                                                     -----------
                                                                          46,874
                                                                     -----------
                                                                       1,873,801
UNITED STATES  46.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  1.5%
Bunge Ltd.                                               1,100            62,271
Hershey Foods Corp.                                      1,500            82,875
McCormick & Co., Inc.                                    1,000            30,920
Sara Lee Corp.                                           5,600           105,840
Wm. Wrigley Jr. Co.                                      3,100           206,119
                                                                     -----------
                                                                         488,025
AIRLINES  0.3%
FedEx Corp.                                                700            72,373
Southwest Airlines Co.                                     500             8,215
                                                                     -----------
                                                                          80,588
AUTOS  0.1%
General Motors Corp.                                     1,500            29,130
Visteon Corp. *                                            800             5,008
                                                                     -----------
                                                                          34,138
BANKS & CREDIT INSTITUTIONS  3.2%
American Express Co.                                     2,100           108,066
AmSouth Bancorp.                                           570            14,940
Commerce Bancorp, Inc.                                     400            13,764
E*TRADE Financial Corp. *                                3,400            70,924
Fifth Third Bancorp.                                     3,900           147,108
Ford Motor Co.                                          11,300            87,236
Freddie Mac                                              2,800           182,980
Hudson City Bancorp, Inc.                                3,201            38,791
North Fork Bancorp., Inc.                                3,970           108,619
Popular, Inc.                                            2,600            54,990
UCBH Holdings, Inc.                                        900            16,092
Washington Mutual, Inc.                                  4,300           187,050
                                                                     -----------
                                                                       1,030,560
BASIC MINERALS & METALS  0.7%
Alcoa, Inc.                                                700            20,699
American Superconductor Corp. *                            600             4,722
Apex Silver Mines Ltd. *                                 1,200            19,080
Century Aluminum Co. *                                     800            20,968
Hecla Mining Co. *                                       1,200             4,872
Newmont Mining Corp.                                     3,100           165,540
                                                                     -----------
                                                                         235,881
BEER, LIQUOR, & TOBACCO  0.5%
Anheuser-Busch Cos., Inc.                                3,850           165,396

BIOTECHNOLOGY  0.7%
Alexion Pharmaceuticals, Inc. *                            800            16,200
Applera Corp - Celera Genomics Group *                   1,900            20,824
CuraGen Corp. *                                            900             2,772
Diversa Corp. *                                          1,000             4,800
Dyax Corp. *                                               761             4,010
Human Genome Sciences, Inc. *                            2,800            23,968
ImClone Systems, Inc. *                                    800            27,392
Incyte Corp. *                                           1,520             8,117
Millennium Pharmaceuticals, Inc. *                       4,700            45,590
Nabi Biopharmaceuticals *                                1,100             3,718
Noven Pharmaceuticals, Inc. *                              600             9,078
Onyx Pharmaceuticals, Inc. *                               800            23,008
Osi Pharmaceuticals, Inc. *                                400            11,216
Seattle Genetics, Inc. *                                   960             4,531
Telik, Inc. *                                            1,100            18,689
                                                                     -----------
                                                                         223,913
CELLULAR & WIRELESS  0.4%
BellSouth Corp.                                          4,800           130,080

CHEMICALS & RUBBER  1.1%
Cabot Microelectronics Corp. *                             500            14,665
FMC Corp. *                                                600            31,902
Georgia Gulf Corp.                                         600            18,252
International Flavors & Fragrances, Inc.                   500            16,750
Lyondell Chemical Co.                                    4,200            99,967
MacDermid, Inc.                                            600            16,740
PolyOne Corp. *                                          1,600            10,288
Praxair, Inc.                                            2,500           132,400
Wellman, Inc.                                              800             5,424
                                                                     -----------
                                                                         346,388
COMMUNICATIONS UTILITIES  1.2%
Earthlink, Inc. *                                        3,100            34,441
Mediacom Communications Corp., Class A *                 3,100            17,019
NTL, Inc. *                                                680            46,294
Qwest Communications International, Inc. *              13,400            75,710
Yahoo! Inc. *                                            5,360           210,005
                                                                     -----------
                                                                         383,469
CONSTRUCTION & HOMEBUILDING  0.1%
Dycom Industries, Inc. *                                 1,000            22,000

CONSTRUCTION MATERIALS  0.2%
Owens-Illinois, Inc. *                                   2,400            50,496

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
CONSUMER DURABLES  0.2%
Fleetwood Enterprises, Inc. *                            1,100            13,585
Harman International Industries, Inc.                      500            48,925
                                                                     -----------
                                                                          62,510
DRUGS & PHARMACEUTICALS  1.9%
Abbott Laboratories                                      2,300            90,689
Chiron Corp. *                                           1,100            48,906
Dendreon Corp. *                                         1,400             7,588
Eli Lilly & Co.                                          1,700            96,203
EPIX Pharmaceuticals, Inc. *                               500             2,020
Forest Laboratories, Inc. *                              5,600           227,808
ImmunoGen, Inc. *                                        1,100             5,643
Inspire Pharmaceuticals, Inc. *                            600             3,048
Martek Biosciences Corp. *                                 700            17,227
MGI Pharma, Inc. *                                          55               946
Nektar Therapeutics *                                      132             2,173
Neose Technologies, Inc. *                                 400               772
Neurogen Corp. *                                           900             5,931
NPS Pharmacuticals, Inc. *                                 700             8,288
Pharmacyclics, Inc. *                                      400             1,420
Sepracor, Inc. *                                         1,000            51,600
Wyeth                                                      600            27,642
                                                                     -----------
                                                                         597,904
ELECTRIC UTILITIES  1.1%
Sempra Energy                                            2,200            98,648
The AES Corp. *                                          9,700           153,433
The Southern Co.                                         2,900           100,137
                                                                     -----------
                                                                         352,218
FINANCIAL INVESTMENTS  1.4%
CEVA, Inc. *                                               400             2,504
Digital Theater Systems, Inc. *                            400             5,920
General Electric Co.                                    11,200           392,560
Marvel Entertainment, Inc. *                             2,200            36,036
                                                                     -----------
                                                                         437,020
FOREST PRODUCTS & PAPER  1.1%
3M Co.                                                   1,400           108,500
Buckeye Technologies, Inc. *                               900             7,245
Caraustar Industries, Inc. *                               700             6,083
Sealed Air Corp.                                           700            39,319
Smurfit-Stone Container Corp. *                          3,900            55,263
Weyerhaeuser Co.                                         1,800           119,412
                                                                     -----------
                                                                         335,822
FURNITURE & HOUSEHOLD ITEMS  1.1%
International Game Technology                            4,000           123,120
Jacuzzi Brands, Inc. *                                   1,900            15,960
Mattel, Inc.                                             3,600            56,952
Newell Rubbermaid, Inc.                                  5,100           121,278
Pactiv Corp. *                                             700            15,400
Virco Manufacturing Corp. *                                400             2,200
                                                                     -----------
                                                                         334,910
GAS & OTHER PUBLIC UTILITIES  0.4%
El Paso Corp.                                            5,500            66,880
Waste Management, Inc.                                   2,100            63,735
                                                                     -----------
                                                                         130,615
GOVERNMENT AIRCRAFT & DEFENSE  0.0%
Innovative Solutions & Support, Inc. *                     100             1,278

HEALTH CARE & HOSPITAL  0.8%
AMERIGROUP Corp. *                                         570            11,092
Apria Healthcare Group, Inc. *                           1,100            26,521
Array Biopharma, Inc. *                                    800             5,608
Enzo Biochem, Inc. *                                       900            11,178
Laboratory Corp. of America Holdings *                   1,300            70,005
Quest Diagnostics                                        1,000            51,480
RehabCare Group, Inc. *                                    400             8,080
Tenet Healthcare Corp. *                                10,200            78,132
VistaCare, Inc., Class A *                                 500             6,250
                                                                     -----------
                                                                         268,346
INFORMATION & SERVICES  1.4%
Accenture Ltd.                                           4,500           129,915
Apollo Group, Inc., Class A *                            1,200            72,552
Career Education Corp. *                                   500            16,860
Charles River Laboratories, Inc. *                         900            38,133
Corinthian Colleges, Inc. *                              2,000            23,560
DiamondCluster International, Inc., Class A *              800             6,352
Exelixis, Inc. *                                         1,300            12,246
Heidrick & Struggles International, Inc. *                 500            16,025
Hewitt Associates, Inc., Class A *                         800            22,408
Jupitermedia Corp. *                                       800            11,824
Korn/Ferry International *                                 900            16,821
Netratings, Inc. *                                         800             9,864
Nuvelo, Inc. *                                             800             6,488
Total System Services, Inc.                              1,200            23,748
Viad Corp.                                               1,500            43,995
                                                                     -----------
                                                                         450,791
INSTRUMENTS  2.0%
Align Technology, Inc. *                                   900             5,823
Applied Biosystems Group - Applera Corp.                 3,700            98,272
Biomet, Inc.                                             1,900            69,483
C.R. Bard, Inc.                                          1,000            65,920

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES             ($)
--------------------------------------------------------------------------------
Catapult Communications Corp. *                            400             5,916
Cytyc Corp. *                                            1,800            50,814
Danaher Corp.                                            1,000            55,780
I-Flow Corp. *                                             600             8,772
Measurement Specialties, Inc. *                             90             2,191
North American Scientific, Inc. *                          300               645
Regeneration Technologies, Inc. *                          500             3,575
Tektronix, Inc.                                            900            25,389
Waters Corp. *                                             400            15,120
Zimmer Holdings, Inc. *                                  3,400           229,296
                                                                     -----------
                                                                         636,996
INSURANCE  1.8%
Allstate Corp.                                           1,700            91,768
Markel Corp. *                                             300            95,115
Marsh & McLennan Cos., Inc.                              1,200            38,112
Molina Healthcare, Inc. *                                  600            15,984
The Progressive Corp.                                    1,300           151,814
White Mountains Insurance Group Ltd.                       200           111,710
Willis Group Holdings Ltd.                               1,400            51,716
XL Capital Ltd., Class A                                   500            33,690
                                                                     -----------
                                                                         589,909
IT HARDWARE  4.7%
Altera Corp. *                                           6,200           114,886
Analog Devices, Inc.                                       600            21,522
Applied Materials, Inc.                                 16,800           301,392
Applied Signal Technology, Inc.                            300             6,810
Avaya, Inc. *                                            4,100            43,747
Cisco Systems, Inc. *                                    2,100            35,952
Comverse Technology, Inc. *                                600            15,954
Cree, Inc. *                                             1,200            30,288
Digi International, Inc. *                                 500             5,245
Ditech Communications Corp. *                              700             5,845
hi/fn, Inc. *                                              300             1,681
Inter-Tel, Inc.                                            600            11,742
International Rectifier Corp. *                            700            22,330
Intervoice, Inc. *                                         900             7,164
Juniper Networks, Inc. *                                   400             8,920
KLA-Tencor Corp.                                         2,600           128,258
Lattice Semiconductor Corp. *                            2,000             8,640
Linear Technology Corp.                                  4,300           155,101
Maxim Integrated Products, Inc.                          4,300           155,832
Microchip Technology, Inc.                               1,700            54,655
Molex, Inc.                                              1,700            44,115
Novellus Systems, Inc. *                                 1,900            45,828
Pixelworks, Inc. *                                       1,000             5,080
Plantronics, Inc.                                          700            19,810
PMC - Sierra, Inc. *                                     2,200            16,962
Qualcomm, Inc.                                           3,100           133,548
Rambus, Inc. *                                           2,000            32,380
Synaptics, Inc. *                                          700            17,304
Xilinx, Inc.                                             2,000            50,420
                                                                     -----------
                                                                       1,501,411
LAND & WATER TRANSPORTATION  0.6%
Heartland Express, Inc.                                  1,600            32,464
United Parcel Service, Inc., Class B                     2,000           150,300
                                                                     -----------
                                                                         182,764
MAINFRAME & MINICOMPUTERS  0.1%
Palm, Inc. *                                             1,100            34,980

METAL PRODUCTS & MACHINERY  0.4%
Global Power Equipment Group, Inc. *                     1,200             5,424
GrafTech International Ltd. *                            2,000            12,440
Illinois Tool Works, Inc.                                  400            35,196
Littelfuse, Inc. *                                         400            10,900
Spectrum Brands, Inc. *                                    800            16,248
Ultralife Batteries, Inc. *                                400             4,800
Zebra Technologies Corp., Class A *                      1,200            51,420
                                                                     -----------
                                                                         136,428
MISCELLANEOUS FINANCE  0.5%
Ameriprise Financial, Inc.                                 320            13,120
BKF Capital Group, Inc.                                    300             5,685
Knight Capital Group, Inc., Class A *                    2,500            24,725
The Bear Stearns Co., Inc.                               1,000           115,530
                                                                     -----------
                                                                         159,060
OIL & COAL RESOURCES  0.2%
Harvest Natural Resources, Inc. *                          700             6,216
Noble Energy, Inc.                                       1,600            64,480
                                                                     -----------
                                                                          70,696
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  1.1%
Eastman Kodak Co.                                        2,400            56,160
Interlink Electronics, Inc. *                              400             1,436
Lexmark International, Inc., Class A *                   1,200            53,796
NCR Corp. *                                              1,500            50,910
Network Appliance, Inc. *                                5,700           153,900
Radware Ltd. *                                             400             7,264
X-Rite, Inc.                                               500             5,000
Xerox Corp. *                                            1,000            14,650
                                                                     -----------
                                                                         343,116
PUBLISHING, BROADCASTING & CINEMA  2.0%
Dow Jones & Co., Inc.                                    1,100            39,039
Interpublic Group of Cos., Inc. *                        5,100            49,215
Omnicom Group, Inc.                                      1,100            93,643
Sirius Satellite Radio, Inc. *                           1,800            12,042

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES            ($)
Spanish Broadcasting System, Class A *                   1,400             7,154
The E.W. Scripps Co., Class A                            1,500            72,030
The New York Times Co., Class A                          3,300            87,285
Univision Communications, Inc., Class A *                2,400            70,536
Washington Post, Class B                                   120            91,800
XM Satellite Radio Holdings, Inc., Class A *             3,900           106,392
Young Broadcasting, Inc., Class A *                        400             1,040
                                                                     -----------
                                                                         630,176
REAL ESTATE DEVELOPMENT  0.1%
Florida East Coast Industries, Class A                     700            29,659

REAL ESTATE INVESTMENT TRUSTS  1.5%
Archstone-Smith Trust                                    1,800            75,402
Boston Properties, Inc.                                  1,000            74,130
General Growth Properties, Inc.                          1,600            75,184
Kimco Realty Corp.                                       1,800            57,744
Plum Creek Timber Co., Inc.                              1,700            61,285
ProLogis                                                   100             4,672
Simon Property Group, Inc.                               1,500           114,945
                                                                     -----------
                                                                         463,362
RESTAURANTS, HOTELS & THEATERS  1.1%
Buca, Inc. *                                               600             3,270
Carnival Corp.                                           1,000            53,470
Hilton Hotels Corp.                                      3,500            84,385
Isle of Capri Casinos, Inc. *                              800            19,488
Ruby Tuesday, Inc.                                         800            20,712
Starbucks Corp. *                                        5,400           162,054
Westwood One, Inc.                                       1,279            20,848
                                                                     -----------
                                                                         364,227
RETAIL  5.0%
99 Cents Only Stores *                                   1,600            16,736
Alberto Culver Co., Class B                              1,000            45,750
Amazon.com, Inc. *                                       5,700           268,755
Bed Bath & Beyond, Inc. *                                2,600            93,990
Cost Plus, Inc. *                                          300             5,145
Costco Wholesale Corp.                                   6,200           306,714
eBay, Inc. *                                             7,600           328,700
Family Dollar Stores, Inc.                                 100             2,479
Kohl's Corp. *                                             200             9,678
Petco Animal Supplies, Inc. *                              900            19,755
The TJX Max Cos., Inc.                                   2,000            46,460
Tiffany & Co.                                            1,300            49,777
Wal-Mart Stores, Inc.                                    8,600           402,480
                                                                     -----------
                                                                       1,596,419
SOAPS & COSMETICS  0.8%
Clorox Co.                                               1,400            79,646
Ecolab, Inc.                                             1,700            61,659
Elizabeth Arden, Inc. *                                    800            16,048
Procter & Gamble Co.                                     1,900           109,972
                                                                     -----------
                                                                         267,325
SOFTWARE  3.2%
ActivCard Corp. *                                          800             2,792
Acxiom Corp.                                             1,700            39,100
Altiris, Inc. *                                            500             8,445
Amdocs Ltd. *                                            1,900            52,250
Autobytel, Inc. *                                          800             3,952
Automatic Data Processing, Inc.                          2,800           128,492
CoStar Group, Inc. *                                       400            17,268
DocuCorp International, Inc. *                             300             1,911
Electronic Arts, Inc. *                                  1,800            94,158
First Data Corp.                                         2,300            98,923
Innotrac Corp. *                                           300             1,368
Keane, Inc. *                                            1,100            12,111
Kronos, Inc. *                                             600            25,116
Manhattan Associates, Inc. *                               600            12,288
Microsoft Corp.                                         11,590           303,078
NetIQ Corp. *                                            1,400            17,206
Novell, Inc. *                                           6,000            52,980
Oracle Corp. *                                           1,522            18,584
RSA Security, Inc. *                                     1,100            12,353
Seachange International, Inc. *                            700             5,530
Symantec Corp. *                                         4,200            73,500
Take-Two Interactive Software, Inc. *                    1,000            17,700
Unisys Corp. *                                           5,800            33,814
                                                                     -----------
                                                                       1,032,919
TEXTILES & APPAREL  0.7%
Cintas Corp.                                             2,900           119,422
Columbia Sportswear Co. *                                  500            23,865
Mohawk Industries, Inc. *                                  600            52,188
Nike, Inc., Class B                                        500            43,395
                                                                     -----------
                                                                         238,870
WHOLESALE  1.1%
AmerisourceBergen Corp.                                    200             8,280
Genuine Parts Co.                                        1,400            61,488
Global Imaging Systems, Inc. *                             600            20,778
Park-Ohio Holdings Corp. *                                 300             4,230
Patterson Cos., Inc. *                                   2,700            90,180
Sysco Corp.                                              5,800           180,090
                                                                     -----------
                                                                         365,046
                                                                     -----------
                                                                      14,805,711
TOTAL SHORT SALES
(COST $28,115,140)                                                    30,110,737

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

End of short sale positions.

                            AMOUNT OF                     AMOUNT OF
                            CURRENCY                      CURRENCY       UNREALIZED
               CURRENCY       TO BE        CURRENCY         TO BE         GAINS /
EXPIRATION       TO BE      RECEIVED         TO BE        DELIVERED       LOSSES
   DATE        RECEIVED        ($)          DELIVERED        ($)            ($)
FORWARD FOREIGN CURRENCY CONTRACT  24.6% OF NET ASSETS

               U.S.                        Japanese
01/31/2006     Dollar       7,854,379      Yen            8,385,730         531,351

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS
(COST $8,385,730)                                                         7,854,379

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive's fair valuation market values should be used in certain pre-determined situations. As of December 31, 2005 FT Interactive's fair valuations were used for all relevant international securities.

* Non-income producing security

LAUDUS TRUST

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND(A)

PORTFOLIO HOLDINGS As of December 31, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                                   ($)              ($)
  91.9%  COMMON STOCK                              168,852,993      201,119,628

   7.6%  SHORT-TERM INVESTMENTS                     16,541,660       16,541,660
--------------------------------------------------------------------------------
  99.5%  TOTAL INVESTMENTS                         185,394,653      217,661,288

(92.0)%  SHORT SALES                              (199,299,885)    (201,229,415)

  91.7%  DEPOSITS WITH
         BROKER AND CUSTODIAN
         BANK FOR SECURITIES SOLD SHORT            200,666,756      200,666,756

   0.8%  OTHER ASSETS AND LIABILITIES                                 1,632,645
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                 218,731,274

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK  91.9% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE  1.8%
--------------------------------------------------------------------------------
American Italian Pasta Co., Class A                       14,500          98,600
Andersons, Inc.                                            4,278         184,296
Cagle's, Inc., Class A *                                     740           5,661
Diedrich  Coffee, Inc. *                                     600           2,910
Flowers Foods, Inc.                                       13,515         372,474
Gold Kist, Inc. *                                         25,127         375,649
Hansen Natural Corp. *                                     2,208         174,013
J & J Snack Foods Corp.                                    1,800         106,938
Lance, Inc.                                               11,391         212,214
National Beverage Corp. *                                  6,800          66,436
Penford Corp.                                              6,700          81,740
PepsiAmericas, Inc.                                       39,020         907,605
Pilgrim's Pride Corp., Class B                             5,590         185,364
Seaboard Corp.                                               300         453,300
Seneca Foods Corp., Class B *                              3,200          61,200
Tasty Baking Co.                                           3,440          25,800
The Hain Celestial Group, Inc. *                          18,533         392,158
The Pepsi Bottling Group, Inc.                             6,590         188,540
Zapata Corp. *                                             2,430          14,021
                                                                     -----------
                                                                       3,908,919
AIRLINES  1.0%
--------------------------------------------------------------------------------
Air Methods Corp. *                                        1,130          19,549
AirNet Systems, Inc. *                                     8,100          27,621
Alaska Air Group, Inc. *                                  18,460         659,391
Macquaire Infrastructure Co. Trust                        15,620         481,096
Mesa Air Group, Inc. *                                        70             732
Petroleum Helicopters, Inc. *                              3,100          96,814
Republic Airways Holdings, Inc. *                         11,634         176,837
SkyWest, Inc.                                             27,600         741,336
                                                                     -----------
                                                                       2,203,376
AUTOS  2.4%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                             5,132          99,766
Autoliv, Inc.                                             43,200       1,962,144
BorgWarner, Inc.                                          10,398         630,431
Commercial Vehicle Group, Inc. *                             220           4,132
Oshkosh Truck Corp.                                       35,500       1,582,945
R&B, Inc. *                                                1,972          18,694
Sequa Corp., Class A *                                     2,840         196,102
Spartan Motors, Inc. *                                     4,204          43,259
Strattec Security Corp. *                                    100           4,042
Supreme Industries, Inc., Class A                          2,300          17,802
Sypris Solutions, Inc.                                     3,510          35,030
TRW Automotive Holdings Corp. *                           26,155         689,184
                                                                     -----------
                                                                       5,283,531
BANKS & CREDIT INSTITUTIONS  3.7%
--------------------------------------------------------------------------------
1st Independence Financial Group, Inc.                        60           1,110
Accredited Home Lenders Holding Co. *                     11,897         589,853
Advanta Corp., Class A                                    18,352         552,946
Ameriana Bancorp                                             200           2,590
Ameris Bancorp                                             2,447          48,548
Bank of Granite Corp.                                      3,800          70,414
Bank of Hawaii Corp.                                      20,000       1,030,800
Berkshire Bancorp, Inc.                                    5,700          96,216
Berkshire Hills Bancorp, Inc.                              1,070          35,845
Beverly Hills Bancorp, Inc.                                6,210          64,398
BOE Financial Services of Virginia, Inc.                     455          16,107
Britton & Koontz Capital Corp.                               200           4,220
Brunswick Bancorp *                                          120           1,427
Capital Crossing Bank *                                      200           6,680
Capitol Bancorp Ltd.                                       2,000          74,880
Cardinal Financial Corp.                                   4,000          44,000
Carver Bancorp, Inc.                                         200           3,076
Central Bancorp, Inc.                                        450          12,569
Centrue Financial Corp. *                                    200           5,320
CFS Bancorp, Inc.                                            905          12,942

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Citizens First Bancorp, Inc.                                 200           4,716
Codorus Valley Bancorp, Inc.                                  10             194
Collegiate Funding Services *                              4,190          82,752
Community Shores Bank Corp. *                                 10             151
Community West Bancshares                                    808          11,332
CompuCredit Corp. *                                       11,367         437,402
Consumer Portfolio Services, Inc. *                        1,100           6,323
Corus Bankshares, Inc.                                    11,682         657,346
Cowlitz Bancorp *                                            100           1,395
Dollar Financial Corp. *                                      50             600
Federal Agricultural Mortgage Corp., Class C               4,110         123,012
Fidelity Southern Corp.                                      510           9,129
Financial Institutions, Inc.                               3,627          71,162
First Bancshares, Inc.                                       200           3,634
First BancTrust Corp.                                        100           1,225
First Citizens BancShares, Inc., Class A                     500          87,210
First Defiance Financial Corp.                             1,268          34,350
First Federal Bancshares of Arkansas, Inc.                    40             972
First Federal Bancshares, Inc.                               600          11,100
First Federal Bankshares, Inc.                               100           1,945
First Financial Service Corp.                                100           2,896
First Keystone Finl, Inc.                                    600          11,718
First M&F Corp.                                               21             714
First Merchants Corp.                                        310           8,060
First Niagra Financial Group, Inc.                        19,969         288,951
First Place Financial Corp.                                3,045          73,232
First West Virginia Bancorp, Inc.                             10             194
FirstBank NW Corp.                                           120           3,829
FirstFed Bancorp, Inc.                                        60             659
FirstFed Financial Corp. *                                11,070         603,536
FMS Financial Corp.                                           10             176
FNB Corp. of North Carolina                                  830          15,729
FNB Corp. of Virginia                                        100           3,067
Franklin Bank Corp. *                                        100           1,799
Guaranty Federal Bancshares, Inc.                             10             279
Habersham Bancorp                                          1,250          28,094
Heartland Financial USA, Inc.                                120           2,604
HF Financial Corp.                                           700          13,283
Hopfed Bancorp, Inc.                                          60             951
Horizon Bancorp                                              750          19,762
Intervest Bancshares Corp. *                               2,930          72,517
ITLA Capital Corp. *                                       2,387         116,605
Lincoln Bancorp                                                8             132
LSB Financial Corp.                                        1,433          40,196
Meta Financial Group, Inc.                                 1,100          22,275
MFB Corp.                                                    600          16,629
NBC Capital Corp.                                          4,230         100,632
NewMil Bancorp, Inc.                                         100           3,052
North Central Bancshares, Inc.                             3,000         115,800
North Valley Bancorp                                       2,800          49,896
Northrim BanCorp, Inc.                                     1,000          23,450
Northway Financial, Inc.                                     400          13,850
OceanFirst Financial Corp.                                 1,100          25,036
Pamrapo Bancorp, Inc.                                        100           2,155
Pennfed Finance Services, Inc.                                 1              18
Pinnacle Bancshares, Inc.                                    100           1,480
Provident Financial Holdings, Inc.                         2,799          73,614
PSB Bancorp, Inc. *                                        3,800          43,700
Renasant Corp.                                               249           7,876
River Valley Bancorp                                         393           7,361
Simmons First National Corp., Class A                      1,824          50,525
TD Banknorth, Inc.                                        50,100       1,455,405
Tower Financial Corp. *                                      300           5,160
UnionBanCal Corp.                                          4,100         281,752
United Bancorp, Inc., Ohio                                   446           5,413
United Bancshares, Inc.                                       10             162
United Community Financial Corp.                           4,073          48,102
United Financial Corp.                                       500          10,375
United Security Bancshares, Inc.                               5             134
Unity Bancorp, Inc.                                        2,581          36,134
Wainwright Bank & Trust Co.                                4,611          46,433
Washington Savings Bank, F.S.B.                            1,560          13,572
WSFS Financial Corp.                                       2,400         147,000
                                                                     -----------
                                                                       8,135,865

BASIC MINERALS & METALS  3.8%
--------------------------------------------------------------------------------
A.M. Castle & Co. *                                        2,870          62,681
Aleris International, Inc. *                              15,180         489,403
Allegheny Technologies, Inc.                              51,560       1,860,285
Brush Engineered Materials, Inc. *                           200           3,180
Commercial Metals Co.                                     15,730         590,504
CommScope, Inc. *                                          1,390          27,981
Freeport-McMoran Copper & Gold, Inc., Class B              8,490         456,762
Gibraltar Industries, Inc.                                   700          16,058
L.B. Foster Co., Class A *                                   100           1,487
Maverick Tube Corp. *                                      1,280          51,021
NS Group, Inc. *                                          12,190         509,664
Phelps Dodge Corp.                                         6,115         879,765
Precision Castparts Corp.                                 17,013         881,444
Ryerson Tull, Inc.                                        13,000         316,160
Southern Peru Copper Corp.                                14,870         995,993
Superior Essex, Inc. *                                     3,857          77,757
Synalloy Corp. *                                           2,600          27,206
Walter Industries, Inc.                                   20,360       1,012,299
                                                                     -----------
                                                                       8,259,650
BEER, LIQUOR, & TOBACCO  0.2%
--------------------------------------------------------------------------------
MGP Ingredients, Inc.                                     12,380         146,084
UST, Inc.                                                  7,040         287,443
                                                                     -----------
                                                                         433,527

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
BIOTECHNOLOGY  0.0%
--------------------------------------------------------------------------------
Harvard Bioscience, Inc. *                                 3,400          15,130

CELLULAR & WIRELESS  0.8%
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                            44,400       1,599,732
Telephone & Data Systems, Inc., Special Shares             2,890         100,023
                                                                     -----------
                                                                       1,699,755
CHEMICALS & RUBBER  1.7%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                          3,893          83,777
American Pacific Corp. *                                     400           2,756
Arch Chemicals, Inc.                                       2,250          67,275
Bairnco Corp.                                              3,100          27,032
Eastman Chemical Co.                                      12,160         627,335
H.B. Fuller Co.                                              300           9,621
Hercules, Inc. *                                          43,800         494,940
Hexcel Corp. *                                             8,130         146,747
LESCO, Inc. *                                              2,020          30,825
NewMarket Corp. *                                            400           9,784
RPM International, Inc.                                   13,809         239,862
Stepan Co.                                                 1,600          43,024
Terra Industries, Inc. *                                  17,800          99,680
The Scotts Miracle-Gro Co., Class A                       19,600         886,704
The Sherwin-Williams Co.                                  16,660         756,697
Westlake Chemical Corp.                                    9,700         279,457
                                                                     -----------
                                                                       3,805,516
COMMERCIAL AIRCRAFT & COMPONENTS  0.4%
--------------------------------------------------------------------------------
BE Aerospace, Inc. *                                      32,290         710,380
Ladish Co., Inc. *                                         3,000          67,050
Triumph Group, Inc. *                                         20             732
                                                                     -----------
                                                                         778,162
COMMUNICATIONS UTILITIES  0.6%
--------------------------------------------------------------------------------
Atlantic Tele-Network, Inc.                                2,900         121,510
CNET Networks, Inc. *                                      6,331          93,003
CT Communications, Inc.                                    8,437         102,425
D&E Communications, Inc.                                   8,979          74,795
Earthlink, Inc. *                                         42,150         468,287
General Communication, Inc., Class A *                     3,992          41,237
Golden Telecom, Inc.                                       3,472          90,133
Hector Communications Corp.                                2,100          59,430
Valor Communications Group, Inc.                          16,530         188,442
Vignette Corp. *                                           8,310         135,536
                                                                     -----------
                                                                       1,374,798
CONSTRUCTION & HOMEBUILDING  4.4%
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                    22,990       1,674,592
Brookfield Homes Corp.                                     2,380         118,357
Centex Corp.                                                 900          64,341
Comfort Systems USA, Inc.                                  4,500          41,400
Insituform Technologies, Inc., Class A *                  10,750         208,228
KB Home                                                   13,800       1,002,708
MDC Holdings, Inc.                                        18,846       1,168,075
Meadow Valley Corp. *                                        680           7,874
Meritage Corp. *                                          12,720         800,342
Pulte Homes, Inc.                                         39,200       1,542,912
Skyline Corp.                                                600          21,840
Technical Olympic USA, Inc.                               11,400         240,426
The Ryland Group, Inc.                                    23,800       1,716,694
Toll Brothers, Inc. *                                     12,390         429,190
WCI Communities, Inc. *                                   17,890         480,346
                                                                     -----------
                                                                       9,517,325
CONSTRUCTION MATERIALS  1.0%
--------------------------------------------------------------------------------
Ameron International Corp.                                 1,500          68,370
Continental Materials Corp. *                                800          23,360
Eagle Materials, Inc.                                     11,700       1,431,612
Lafarge North America, Inc.                                8,800         484,176
Oil-Dri Corp. of America                                     770          13,575
U.S. Concrete, Inc. *                                     10,200          96,696
Vulcan Materials Co.                                       1,500         101,625
                                                                     -----------
                                                                       2,219,414
CONSUMER DURABLES  0.0%
--------------------------------------------------------------------------------
Thor Industries, Inc.                                        920          36,864
Universal Electronics, Inc. *                              3,009          51,845
                                                                     -----------
                                                                          88,709
DRUGS & PHARMACEUTICALS  2.8%
--------------------------------------------------------------------------------
Alpharma, Inc., Class A                                    2,600          74,126
Celgene Corp. *                                           36,719       2,379,391
Dade Behring, Inc.                                        36,895       1,508,637
E-Z-EM, Inc. *                                             3,300          75,570
Endo Pharmaceutical Holdings, Inc. *                      32,069         970,408
Natural Alternative International, Inc. *                    110             713
Nature's Sunshine Products, Inc.                           6,850         123,848
Schiff Nutrition International, Inc. *                     3,400          17,306
Theragenics Corp. *                                        9,600          28,992
United Therapeutics Corp. *                               13,660         944,179
United-Guardian, Inc.                                        100             890
                                                                     -----------
                                                                       6,124,060
ELECTRIC UTILITIES  1.7%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                      64,300       1,802,972
Avista Corp.                                                 890          15,762
CH Energy Group, Inc.                                        700          32,130
Cleco Corp.                                                  280           5,838
Duquesne Light Holdings, Inc.                             13,210         215,587
Florida Public Utilites Co.                                1,800          24,570

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Foster Wheeler Ltd. *                                     14,641         538,496
Green Mountain Power Corp.                                 1,600          46,032
Maine & Maritimes Corp.                                      940          14,551
Unitil Corp.                                               1,000          25,100
Westar Energy, Inc.                                       34,820         748,630
Xcel Energy, Inc.                                         13,650         251,979
                                                                     -----------
                                                                       3,721,647
FINANCIAL INVESTMENTS  0.8%
--------------------------------------------------------------------------------
American Capital Strategies Ltd. *                        18,970         686,904
California First National Bancorp                          3,243          42,159
Capital Southwest Corp.                                      130          11,765
Electro Rent Corp. *                                       4,794          71,479
ePlus, Inc. *                                              4,289          59,325
First Niles Financial, Inc.                                   99           1,544
Gladstone Capital Corp.                                    7,200         153,936
KMG America Corp. *                                       12,700         116,586
MCG Capital Corp.                                         26,957         393,303
PICO Holdings, Inc. *                                      6,200         200,012
Willis Lease Finance Corp. *                               6,630          54,034
                                                                     -----------
                                                                       1,791,047
FOREST PRODUCTS & PAPER  0.2%
--------------------------------------------------------------------------------
CSS Industries, Inc.                                       1,080          33,189
DSG International Ltd. *                                   2,550          14,025
Lydall, Inc. *                                            11,320          92,258
Mod-Pac Corp. *                                              400           4,496
Nashua Corp. *                                               220           1,544
Packaging Dynamics Corp.                                      70             782
Universal Forest Products, Inc.                            6,588         363,987
                                                                     -----------
                                                                         510,281
FURNITURE & HOUSEHOLD ITEMS  2.8%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                  1,000           4,050
American Biltrite, Inc. *                                    810           8,789
American Locker Group, Inc. *                              1,190           7,069
Atlantis Plastics, Inc., Class A *                           420           3,045
AZZ, Inc. *                                                4,380          79,015
Bassett Furniture Industries, Inc.                         4,000          74,000
Callaway Golf Co.                                         43,720         605,085
Central Garden & Pet Co. *                                10,800         496,152
Channell Commercial Corp. *                                3,500          17,374
Chase Corp.                                                1,600          23,120
Chromcraft Revington, Inc. *                                 480           6,288
Communications Systems, Inc.                               4,100          50,348
Craftmade International, Inc.                              2,020          40,420
Ethan Allen Interiors, Inc.                               18,710         683,476
Genlyte Group, Inc. *                                      2,306         123,532
Griffon Corp. *                                            9,760         232,386
Herman Miller, Inc.                                       11,365         320,379
JAKKS Pacific, Inc. *                                     10,500         219,870
Knape & Vogt Manufacturing Co.                                10             143
Mity Enterprises, Inc. *                                     560           9,979
Movado Group, Inc.                                        14,500         265,350
Myers Industries, Inc.                                    18,890         275,416
National Presto Industries, Inc.                             300          13,305
Raven Industries, Inc.                                        92           2,654
RC2 Corp. *                                                  610          21,667
Stanley Furniture Co., Inc.                                9,200         213,256
Steelcase, Inc., Class A                                  37,980         601,223
Summa Industries                                             104             811
The Lamson & Sessions Co. *                                6,410         160,378
Thomas & Betts Corp. *                                    37,210       1,561,332
Tredegar Corp.                                             5,859          75,523
                                                                     -----------
                                                                       6,195,435
GAS & OTHER PUBLIC UTILITIES  0.5%
--------------------------------------------------------------------------------
BIW Ltd.                                                     300           5,385
California Water Service Group                             2,720         103,986
Chesapeake Utilities Corp.                                 1,870          57,596
Middlesex Water Co.                                          500           8,670
Nicor, Inc.                                                6,170         242,543
NiSource, Inc.                                                74           1,544
SJW Corp.                                                  4,190         190,645
Southwest Water Co.                                        7,346         105,118
The Laclede Group, Inc.                                      220           6,426
Vectren Corp.                                             11,230         305,007
Waste Industries USA, Inc.                                   940          12,107
                                                                     -----------
                                                                       1,039,027
GOVERNMENT AIRCRAFT & DEFENSE  0.2%
--------------------------------------------------------------------------------
Aerosonic Corp. *                                          1,080           6,966
Herley Industries, Inc. *                                  7,720         127,457
Lowrance Electronics, Inc. *                               1,276          33,444
Todd Shipyards Corp.                                         820          21,320
United Industrial Corp.                                    5,290         218,847
                                                                     -----------
                                                                         408,034
HEALTH CARE & HOSPITAL  2.0%
--------------------------------------------------------------------------------
Allied Healthcare International, Inc. *                   18,660         114,572
Almost Family, Inc. *                                        660          10,560
American Shared Hospital Services                          3,200          20,096
Five Star Quality Care, Inc. *                             9,020          70,987
Health Net, Inc. *                                        28,300       1,458,865
HealthTronics, Inc. *                                      7,164          54,805
Humana, Inc. *                                            19,010       1,032,813
MedCath Corp. *                                            5,700         105,735
MEDTOX Scientific, Inc. *                                  2,860          21,679
National Dentex Corp. *                                      130           2,930
National Healthcare Corp.                                    100           3,738
National Home Health Care Corp.                            5,244          51,182
Pediatric Services of America, Inc. *                      1,054          14,893
Pediatrix Medical Group, Inc. *                           13,330       1,180,638
RehabCare Group, Inc. *                                    6,070         122,614

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Res-Care, Inc. *                                           2,269          39,413
                                                                     -----------
                                                                       4,305,520
INFORMATION & SERVICES  4.2%
--------------------------------------------------------------------------------
Ablest, Inc. *                                             2,100          17,619
ABM Industries, Inc.                                      22,770         445,153
Administaff, Inc.                                            190           7,990
Albany Molecular Research, Inc. *                            840          10,206
American Retirement Corp. *                               12,360         310,607
Capital Title Group, Inc.                                 17,700          97,881
Carriage Services, Inc. *                                 10,540          52,700
Cass Information Systems, Inc.                               660          21,912
CBIZ, Inc. *                                                 770           4,635
CDI Corp.                                                  8,489         232,599
CheckFree Corp. *                                         37,772       1,733,735
Convergys Corp. *                                          3,680          58,328
Cornell Cos., Inc. *                                          20             276
Corrections Corp. of America *                            20,050         901,648
CPI Corp.                                                  4,550          85,131
Ecology & Environment, Inc.                                2,530          22,568
Equifax, Inc.                                              8,100         307,962
Exponent, Inc. *                                           7,000         198,660
Forrester Research, Inc. *                                 5,865         109,969
Franklin Covey Co. *                                       8,690          54,921
Getty Images, Inc. *                                         200          17,854
Hallwood Group, Inc. *                                       600          46,728
Horizon Health Corp. *                                     3,762          85,134
Hudson Highland Group, Inc. *                             12,423         215,663
ICT Group, Inc. *                                          1,395          23,645
Kelly Services, Inc., Class A                              2,649          69,457
Kendle International, Inc. *                               5,100         131,274
Layne Christensen Co. *                                    5,500         139,865
Mac-Gray Corp. *                                           2,300          26,795
Manpower, Inc.                                             2,080          96,720
MAXIMUS, Inc.                                              4,900         179,781
Michael Baker Corp. *                                      2,420          61,831
Monro Muffler Brake, Inc.                                  8,550         259,236
MPS Group, Inc. *                                         49,790         680,629
National Technical Systems, Inc. *                         1,350           6,750
NCO Group, Inc. *                                         10,044         169,944
Nobel Learning Communities, Inc. *                            40             378
Opinion Research Corp. *                                   4,600          25,898
Parexel International Corp. *                             15,632         316,704
Pharmaceutical Product Development, Inc. (PPD)             8,640         535,248
PRA International *                                        1,600          45,040
RCM Technologies, Inc. *                                     998           5,090
SFBC International, Inc. *                                   100           1,601
SOURCECORP, Inc. *                                         7,344         176,109
SRI/Surgical Express, Inc. *                                 100             600
Steiner Leisure Ltd. *                                       250           8,890
TeleTech Holdings, Inc. *                                  1,380          16,629
The Shaw Group, Inc. *                                    24,070         700,196
URS Corp. *                                               10,060         378,357
Vertrue, Inc. *                                            2,004          70,801
Volt Information Sciences, Inc. *                          6,400         121,728
West Corp. *                                                  78           3,288
                                                                     -----------
                                                                       9,292,363
INSTRUMENTS  4.6%
--------------------------------------------------------------------------------
Allied Healthcare Products, Inc. *                           887           5,091
American Science & Engineering, Inc. *                       552          34,428
Arthrocare Corp. *                                        14,793         623,377
Aspect Medical Systems, Inc. *                             1,100          37,785
Astro-Med, Inc.                                              110           1,253
Badger Meter, Inc.                                         2,510          98,492
Bausch & Lomb, Inc.                                       22,500       1,527,750
Bio-Rad Laboratories, Inc., Class A *                      2,010         131,534
Bruker BioSciences Corp. *                                 4,500          21,870
Checkpoint Systems, Inc. *                                20,240         498,916
Coherent, Inc. *                                          20,713         614,762
Compex Technologies, Inc. *                                3,600          23,544
Datascope Corp.                                            6,544         216,279
DJ Orthopedics, Inc. *                                    14,840         409,287
Edwards Lifesciences Corp. *                              29,500       1,227,495
Embrex, Inc. *                                             1,300          18,018
Escalon Medical Corp. *                                    4,200          19,194
Esterline Technologies Corp. *                               480          17,851
Frequency Electronics, Inc.                                1,900          19,931
Integra LifeSciences Holdings Corp. *                        610          21,631
Iridex Corp. *                                             1,620          12,733
K-Tron International, Inc. *                               2,300          85,330
Kewaunee Scientific Corp.                                  1,840          17,221
LeCroy Corp. *                                             5,100          77,979
Mesa Laboratories, Inc.                                      100           1,430
Mettler-Toledo International, Inc. *                         100           5,520
Misonix, Inc. *                                              100             434
Molecular Devices Corp. *                                  5,090         147,254
MTS Systems Corp.                                            600          20,784
New Brunswick Scientific Co., Inc. *                         110             758
O.I. Corp. *                                                 100           1,240
Oakley, Inc.                                              13,160         193,321
Orthofix International NV *                                2,536         101,161
Perceptron, Inc. *                                         5,800          41,064
PerkinElmer, Inc.                                          6,800         160,208
Schmitt Industries, Inc. *                                    98             611
Span-America Medical Systems, Inc.                         1,800          18,450
Steris Corp.                                              33,300         833,166

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Teleflex, Inc.                                            23,200       1,507,536
Thermo Electron Corp. *                                      200           6,052
Thoratec Corp. *                                          25,667         531,050
Tollgrade Communications, Inc. *                           8,500          92,905
Viasys Healthcare, Inc. *                                 20,700         531,990
Vicon Industries, Inc. *                                     280             854
ZEVEX International, Inc. *                                  100           1,210
Zygo Corp. *                                              13,160         193,320
                                                                     -----------
                                                                      10,152,069
INSURANCE  5.2%
--------------------------------------------------------------------------------
Alleghany Corp. *                                             75          21,300
American National Insurance Co.                            3,081         360,446
American Physicians Capital, Inc. *                        1,600          73,264
American Safety Insurance Holdings Ltd. *                  4,900          81,977
AmerUs Group Co.                                           2,700         153,009
Ceres Group, Inc. *                                        1,080           5,584
CNA Financial Corp. *                                     29,249         957,320
Crawford & Co., Class B                                    6,520          37,555
EMC Insurance Group, Inc.                                    500           9,970
Fidelity National Title Group, Inc., Class A                 880          21,434
FPIC Insurance Group, Inc. *                               9,000         312,300
Hanover Insurance Group, Inc. *                           24,000       1,002,480
HCC Insurance Holdings, Inc.                              13,220         392,370
Horace Mann Educators Corp.                                2,056          38,982
Kansas City Life Insurance Co.                               210          10,517
Max Re Capital Ltd.                                       14,606         379,318
MBIA, Inc.                                                26,720       1,607,475
Meadowbrook Insurance Group, Inc. *                        1,120           6,541
MGIC Investment Corp.                                        460          30,277
National Financial Partners Corp.                         21,910       1,151,370
National Western Life Insurance Co., Class A *               850         175,874
NYMAGIC, Inc.                                              1,010          25,038
Old Republic International Corp.                          10,680         280,457
Philadelphia Consolidated Holding Co. *                    5,831         563,799
Presidential Life Corp.                                      855          16,279
Protective Life Corp.                                      4,200         183,834
Radian Group, Inc.                                        22,300       1,306,557
Reinsurance Group of America, Inc.                        16,120         769,891
RTW, Inc. *                                                  100             950
Scottish Re Group Ltd.                                    24,010         589,445
Selective Insurance Group, Inc.                              400          21,240
Stewart Information Services Corp.                           100           4,867
Unico American Corp. *                                     2,900          27,115
United America Indemnity Ltd., Class A *                  11,055         202,970
UnumProvident Corp.                                        7,000         159,250
USI Holdings Corp. *                                      21,270         292,888
Wesco Financial Corp.                                        300         115,500
                                                                     -----------
                                                                      11,389,443
INTEGRATED OIL COMPANIES  0.0%
--------------------------------------------------------------------------------
Marathon Oil Corp.                                           263          16,035

IT HARDWARE  4.9%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                            16,503         504,992
Advanced Power Technology, Inc. *                          2,460          33,530
American Technical Ceramics Corp. *                        5,240          47,265
Anaren, Inc. *                                               750          11,722
Applied Innovation, Inc. *                                 9,220          30,518
Arris Group, Inc. *                                       57,341         543,019
BTU International, Inc. *                                    900          11,349
Cobra Electronics Corp. *                                  6,980          93,323
Cohu, Inc.                                                    48           1,098
CTS Corp.                                                 25,680         284,021
Diodes, Inc. *                                             4,294         133,344
DSP Group, Inc. *                                          7,600         190,456
EMS Technologies, Inc. *                                   3,341          59,136
Espey Manufacturing & Electronics Corp.                      600          22,080
Exar Corp. *                                              12,840         160,757
Globecomm Systems, Inc. *                                  5,700          35,169
Harris Corp.                                              34,200       1,470,942
Imation Corp.                                             12,280         565,740
Intersil Holding Corp., Class A                           58,132       1,446,324
IXYS Corp. *                                               5,849          68,375
Kopin Corp. *                                              2,690          14,391
LSI Logic Corp. *                                         84,730         677,840
Marvell Technology Group Ltd. *                           25,100       1,407,859
MEMC Electronic Materials, Inc. *                         11,000         243,870
Merrimac Industries, Inc. *                                  800           7,220
Micron Technology, Inc. *                                    500           6,655
Microsemi Corp. *                                         16,600         459,156
Netlogic Microsystems, Inc. *                                470          12,803
ON Semiconductor Corp. *                                  95,792         529,730
Optical Cable Corp. *                                      3,900          21,286
Park Electrochemical Corp.                                 4,105         106,648
Photronics, Inc. *                                        18,074         272,194
RF Monolithics, Inc. *                                     6,300          35,280
Semitool, Inc. *                                           6,090          66,259
SonicWALL, Inc. *                                         38,100         301,752
Sparton Corp.                                                479           4,290
Spectrum Control, Inc. *                                   7,900          49,059
Standard Microsystems Corp. *                             11,367         326,119
Stratos International, Inc. *                             10,065          61,396
Supertex, Inc. *                                             300          13,275
Symmetricom, Inc. *                                       25,948         219,780
Trans Lux Corp.                                            1,200           6,816

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Trident Microsystems, Inc. *                               6,311         113,598
Vishay Intertechnology, Inc. *                               960          13,257
White Electronic Designs Corp. *                              50             255
                                                                     -----------
                                                                      10,683,948
LAND & WATER TRANSPORTATION  1.5%
--------------------------------------------------------------------------------
Arkansas Best Corp.                                        5,192         226,786
B & H Ocean Carriers Ltd. *                                  930          17,391
Celadon Group, Inc. *                                      6,631         190,973
CNF, Inc.                                                 27,166       1,518,308
Covenant Transport, Inc., Class A *                        2,150          30,057
Frozen Food Express Industries, Inc. *                     8,078          89,100
GulfMark Offshore, Inc. *                                    990          29,324
J.B. Hunt Transport Services, Inc.                           200           4,528
Kirby Corp. *                                              8,900         464,313
Marten Transport Ltd. *                                    9,112         166,030
Old Dominion Freight Line *                                2,096          56,536
RailAmerica, Inc. *                                       16,180         177,818
USA Truck, Inc. *                                          3,100          90,303
Werner Enterprises, Inc.                                   9,778         192,627
                                                                     -----------
                                                                       3,254,094
MAINFRAME & MINICOMPUTERS  0.0%
--------------------------------------------------------------------------------
Neoware Systems, Inc. *                                    2,750          64,075

METAL PRODUCTS & MACHINERY  4.1%
--------------------------------------------------------------------------------
Allied Motion Technologies, Inc. *                         3,660          15,555
Ampco-Pittsburgh Corp.                                        40             580
Astec Industries, Inc. *                                   2,793          91,219
Black & Decker Corp.                                       1,290         112,179
Bonso Electronic International, Inc.                       2,830          11,490
Crown Holdings, Inc. *                                    18,287         357,145
Cummins, Inc.                                             15,380       1,380,048
EnPro Industries, Inc. *                                      80           2,156
Evans & Sutherland Computer Corp. *                          300           1,470
Gehl Co. *                                                   300           7,875
Gerber Scientific, Inc. *                                 16,800         160,776
Hardinge, Inc.                                               740          12,765
International Aluminum Corp.                               1,600          64,400
Intevac, Inc. *                                            3,080          40,656
JLG Industries, Inc.                                      14,020         640,153
Joy Global, Inc.                                          38,760       1,550,400
Kennametal, Inc.                                           2,100         107,184
L.S. Starrett Co., Class A                                   500           7,770
Lennox International, Inc.                                20,200         569,640
Material Sciences Corp. *                                  5,900          83,190
Mestek, Inc. *                                               100           1,310
NCI Building Systems, Inc. *                               7,100         301,608
NN, Inc.                                                   8,779          93,057
Paragon Technologies, Inc. *                                 240           2,388
Q.E.P. Co., Inc. *                                         2,900          31,117
Regal Beloit Corp.                                        14,620         517,548
Reinhold Industries, Inc., Class A                           450           8,946
Robbins & Myers, Inc.                                      6,690         136,142
Sauer-Danfoss, Inc.                                          200           3,762
Standex International Corp.                                6,700         185,992
Tennant Co.                                                3,200         166,400
Terex Corp. *                                             15,460         918,324
The Middleby Corp. *                                         500          43,250
The Oilgear Co. *                                            300           3,003
The Timken Co.                                            41,000       1,312,820
Twin Disc, Inc.                                              270          12,066
Velcro Industries N.V.                                       100           1,425
Water Pik Technologies, Inc. *                               700          15,029
                                                                     -----------
                                                                       8,970,838
MISCELLANEOUS FINANCE  2.4%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                        40,200       1,883,772
Affiliated Managers Group, Inc. *                         18,900       1,516,725
Nasdaq Stk Mkt, Inc. *                                       300          10,554
Piper Jaffray Cos. *                                         400          16,160
Raymond James Financial, Inc.                             26,090         982,810
Stifel Financial Corp. *                                   6,166         231,780
SWS Group, Inc.                                            9,600         201,024
The Chicago Mercantile Exchange                              900         330,741
                                                                     -----------
                                                                       5,173,566
OIL & COAL RESOURCES  1.2%
--------------------------------------------------------------------------------
Callon Petroleum Co. *                                     3,070          54,185
Cimarex Energy Co. *                                      14,687         631,688
Denbury Resources, Inc. *                                  8,600         195,908
Foundation Coal Holdings, Inc.                             3,640         138,320
Ultra Petroleum Corp. *                                   29,185       1,628,523
Whiting Petroleum Corp. *                                    940          37,600
                                                                     -----------
                                                                       2,686,224
OIL DISTRIBUTION  0.4%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                               570          13,019
Frontier Oil Corp.                                         3,200         120,096
Sunoco, Inc.                                               4,400         344,872
Tesoro Petroleum Corp.                                     6,600         406,230
Transmontaigne, Inc. *                                     6,200          40,920
                                                                     -----------
                                                                         925,137
OIL DRILLING & SERVICES  3.0%
--------------------------------------------------------------------------------
Dawson Geophysical Co. *                                   1,670          51,469
Grant Prideco, Inc. *                                     35,610       1,571,113
Gulf Island Fabrication, Inc.                                354           8,606
Lufkin Industries, Inc.                                    2,800         139,636
NATCO Group, Inc., Class A *                                 600          12,276
Oceaneering International, Inc. *                          9,900         492,822
Oil States International, Inc. *                             200           6,336

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Patterson-UTI Energy, Inc.                                 3,900         128,505
Pride International, Inc. *                               27,350         841,013
Rowan Cos., Inc. *                                        48,876       1,741,941
Superior Energy Services, Inc. *                           1,470          30,944
Tetra Technologies, Inc. *                                18,768         572,799
Tidewater, Inc.                                            5,600         248,976
Todco, Class A *                                          11,041         420,220
W-H Energy Services, Inc. *                                9,800         324,184
                                                                     -----------
                                                                       6,590,840
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  1.3%
--------------------------------------------------------------------------------
Dataram Corp.                                                150             789
Electronics for Imaging *                                 33,158         882,334
Global Payment Technologies, Inc. *                          700           1,855
Hypercom Corp. *                                          11,700          74,763
Intermec, Inc. *                                          31,190       1,054,222
Key Tronic Corp. *                                         1,090           3,499
M-Systems Flash Disk Pioneers Ltd. *                      11,095         367,466
Printronix, Inc.                                           4,000          61,440
Radisys Corp. *                                               90           1,561
SafeNet, Inc. *                                           11,948         384,965
VASCO Data Security International, Inc. *                     20             197
                                                                     -----------
                                                                       2,833,091
PUBLISHING, BROADCASTING & CINEMA  1.4%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                         11,590         254,632
Banta Corp.                                                2,780         138,444
Cadmus Communications Corp.                                1,100          22,143
Central European Media Enterprises Ltd., Class A *         3,050         176,595
Champion Industries, Inc.                                  1,540           6,776
Monster Worldwide, Inc. *                                 22,267         908,939
Outlook Group Corp.                                        2,300          25,415
Playboy Enterprises, Inc., Class A *                      21,400         265,681
Readers Digest Association, Inc., Class A                 19,470         296,334
Regent Communications, Inc. *                             12,934          60,014
Scholastic Corp. *                                        17,113         487,892
Thomas Nelson, Inc.                                        3,740          92,191
Tribune Co.                                                6,970         210,912
Tufco Technologies, Inc. *                                   200           1,120
World Wrestling Entertainment, Inc.                        6,080          89,254
                                                                     -----------
                                                                       3,036,342
REAL ESTATE DEVELOPMENT  0.5%
--------------------------------------------------------------------------------
Alderwoods Group, Inc. *                                  15,386         244,176
AMREP Corp. *                                              1,200          31,356
Avatar Holdings, Inc. *                                    2,555         140,321
Bluegreen Corp. *                                         14,000         221,200
ILX Resorts, Inc.                                          1,500          15,600
J.W. Mays, Inc. *                                          2,600          44,551
Patriot Transportation Holding, Inc. *                     2,490         163,929
Stewart Enterprises, Inc., Class A                        30,708         166,130
Tarragon Corp. *                                             125           2,577
                                                                     -----------
                                                                       1,029,840
REAL ESTATE INVESTMENT TRUSTS  5.6%
--------------------------------------------------------------------------------
AMLI Residential Properties                               13,930         530,037
Ashford Hospitality Trust                                 18,640         195,534
Bedford Property Investors, Inc.                             900          19,746
Boykin Lodging Co. *                                       9,900         120,978
CBL & Associates Properties, Inc.                         14,040         554,720
Commercial Net Lease Realty                               30,120         613,544
Correctional Properties Trust                              4,400         118,228
Eagle Hospitality Properties Trust, Inc.                  10,660          81,336
Entertainment Properties Trust                               500          20,375
Equity Inns, Inc.                                          7,880         106,774
Gladstone Commercial Corp.                                   410           6,761
Highland Hospitality Corp.                                23,511         259,797
HRPT Properties Trust                                    125,306       1,296,917
Income Opportunity Realty Investors *                        590           3,717
Innkeepers USA Trust                                       2,730          43,680
Investors Real Estate Trust                               12,213         112,726
iStar Financial, Inc.                                     33,390       1,190,353
LTC Properties, Inc.                                       9,840         206,935
Mission West Properties, Inc.                              8,200          79,868
Monmouth Capital Corp., Class A                            2,930          16,672
Monmouth Real Estate Investment Corp., Class A             9,144          73,335
National Health Investors, Inc.                            8,370         217,285
National Health Realty, Inc.                               4,000          74,280
New Plan Excel Realty Trust                               61,690       1,429,974
One Liberty Properties, Inc.                               4,120          75,849
Presidential Realty Corp., Class B                           350           2,625
PS Business Parks, Inc.                                   10,180         500,856
Roberts Realty Investors, Inc. *                              10              79
Sizeler Property Investors, Inc.                           1,440          18,504
SL Green Realty Corp.                                     23,100       1,764,609
Strategic Hotel Capital, Inc.                             27,790         571,918
Sunstone Hotel Investors, Inc.                            16,740         444,782
Supertel Hospitality, Inc.                                 5,000          23,500
Trizec Properties, Inc.                                   57,500       1,317,900
Urstadt Biddle Properties, Inc., Class A                   1,602          25,968
Windrose Medical Properties Trust                          5,280          78,461
Winthrop Realty Trust *                                      800           4,544
                                                                     -----------
                                                                      12,203,167

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
RESTAURANTS, HOTELS & THEATERS  2.7%
--------------------------------------------------------------------------------
Benihana, Inc. *                                           1,230          28,229
Bob Evans Farms, Inc.                                      2,271          52,369
CBRL Group, Inc.                                           9,510         334,277
Champps Entertainment, Inc. *                                290           1,873
Checkers Drive-In Restaurants, Inc. *                      1,750          26,530
Darden Restaurants, Inc.                                  53,880       2,094,854
Denny's Corp. *                                           39,610         159,628
Dover Motorsports, Inc.                                    1,500           9,165
Famous Dave's of America, Inc. *                           4,600          51,842
Fox & Hound Restaurant Group *                             5,698          87,692
Frisch's Restaurants, Inc.                                 3,910          95,600
Interstate Hotels & Resorts, Inc. *                        7,580          33,125
J. Alexander's Corp.                                       1,290          10,346
Kerzner International Ltd. *                              13,730         943,938
Lodgian, Inc. *                                           17,280         185,414
Luby's, Inc. *                                             4,700          62,510
Marcus Corp.                                               5,380         126,430
Max & Erma's Restaurants, Inc. *                             800           8,800
Movie Gallery, Inc.                                       15,671          87,914
Nathan's Famous, Inc. *                                      450           4,725
Papa John's International, Inc. *                          2,214         131,312
Rare Hospitality International, Inc. *                    16,073         488,459
Red Lion Hotels Corp. *                                       20             179
Sands Regent *                                             1,141          11,615
Speedway Motorsports, Inc.                                 6,940         240,610
The Steak n Shake Co. *                                   19,800         335,610
Trump Entertainment Resorts, Inc. *                          200           4,026
Wendy's International, Inc.                                3,900         215,514
                                                                     -----------
                                                                       5,832,586
RETAIL  4.9%
--------------------------------------------------------------------------------
1-800 CONTACTS, Inc. *                                     1,335          15,633
1-800-FLOWERS.COM, Inc., Class A *                        20,300         130,326
AnnTaylor Stores Corp. *                                  18,270         630,680
Arden Group, Inc.                                            720          65,513
Asbury Automotive Group, Inc. *                              890          14,649
AutoNation, Inc. *                                        20,100         436,773
Big Dog Holdings, Inc. *                                   3,808          28,141
Blair Corp.                                                  906          35,280
Books-A-Million, Inc.                                        130           1,260
Brown Shoe Co., Inc.                                      10,790         457,820
Burlington Coat Factory Warehouse Corp.                    9,400         377,974
Charming Shoppes, Inc. *                                  28,748         379,473
Chico's FAS, Inc. *                                       27,800       1,221,254
Cost-U-Less, Inc. *                                        2,470          18,772
Deb Shops, Inc.                                              200           5,946
Dress Barn, Inc. *                                           906          34,981
EZCORP, Inc., Class A *                                    5,570          85,110
Factory Card & Party Outlet Corp. *                          600           3,780
Finlay Enterprises, Inc. *                                 1,680          16,414
First Cash Financial Services, Inc. *                      8,400         244,944
Foodarama Supermarkets, Inc. *                               370          18,759
Gottschalks, Inc. *                                        2,533          21,353
Group 1 Automotive, Inc. *                                 2,270          71,346
GSI Commerce, Inc. *                                      21,700         327,453
Hastings Entertainment, Inc. *                             1,070           5,864
Insight Enterprises, Inc. *                                9,139         179,216
Lithia Motors, Inc., Class A                               7,160         225,110
Longs Drug Stores Corp.                                   10,510         382,459
Matria Healthcare, Inc. *                                  7,226         280,080
Nordstrom, Inc.                                           17,050         637,670
O'Reilly Automotive, Inc. *                                  500          16,005
Pacific Sunwear of California *                           26,032         648,717
PC Connection, Inc. *                                        515           2,771
PolyMedica Corp.                                           5,738         192,051
Retail Ventures, Inc. *                                   13,000         161,720
REX Stores Corp. *                                         1,700          25,568
Rush Enterprises, Inc., Class B *                          6,430          92,592
Shoe Carnival, Inc. *                                      5,600         122,752
Smart & Final, Inc. *                                      9,100         117,208
Sport Chalet, Inc., Class A *                              6,900          56,925
Sport Chalet, Inc., Class B *                              1,000           8,210
Stage Stores, Inc.                                        10,574         314,894
Stamps.com, Inc. *                                           100           2,296
Stein Mart, Inc.                                           3,020          54,813
Systemax, Inc. *                                           5,108          31,874
The Bon-Ton Stores, Inc.                                   4,778          91,403
The Cato Corp., Class A                                   18,370         394,036
The Children's Place Retail Stores, Inc. *                   869          42,946
The Men's Wearhouse, Inc. *                                1,910          56,230
The Sports Authority, Inc. *                              16,170         503,372
Trans World Entertainment Corp. *                            260           1,482
United Retail Group, Inc. *                                  250           3,287
Urban Outfitters, Inc. *                                  27,584         698,151
Village Super Market, Inc., Class A                        1,500          90,375
Weis Markets, Inc.                                         6,040         259,962
Zale Corp. *                                              15,770         396,615
Zones, Inc. *                                              1,820           9,118
                                                                     -----------
                                                                      10,749,406
SOAPS & COSMETICS  0.1%
--------------------------------------------------------------------------------
CPAC, Inc.                                                   750           3,038

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Parlux Fragrances, Inc. *                                  4,900         149,597
                                                                     -----------
                                                                         152,635
SOFTWARE  6.8%
--------------------------------------------------------------------------------
American Software, Inc., Class A                           7,000          45,766
Ansoft Corp. *                                               400          13,620
Autodesk, Inc. *                                          32,090       1,378,265
Black Box Corp.                                            6,164         292,050
BMC Software, Inc. *                                      85,700       1,755,993
Cadence Design Systems, Inc. *                            12,398         209,774
CIBER, Inc. *                                             13,100          86,460
Cognizant Technology Solutions Corp., Class A *           31,540       1,588,039
Computer Programs & Systems, Inc.                          2,050          84,931
Computer Task Group, Inc. *                                  674           2,662
Compuware Corp. *                                        111,534       1,000,460
Covansys Corp. *                                           2,662          36,230
CSP, Inc. *                                                1,220           8,455
Dendrite International, Inc. *                            28,480         410,397
Digital Insight Corp. *                                    7,600         243,352
Edgewater Technology, Inc. *                               4,100          24,190
Embarcadero Technologies, Inc. *                          15,355         111,784
Entrust, Inc. *                                           46,828         226,648
Fidelity National Financial, Inc.                          3,930         144,585
First American Corp.                                         800          36,240
Inforte Corp. *                                            3,220          12,719
Internet Security Systems, Inc. *                         14,276         299,082
Interwoven, Inc. *                                        21,260         180,072
Intrado, Inc. *                                            2,890          66,528
JDA Software Group, Inc. *                                 5,096          86,683
John H. Harland Co.                                          150           5,640
Keynote Systems, Inc. *                                    5,060          65,021
Lawson Software, Inc. *                                   19,236         141,385
Lightbridge, Inc. *                                       17,300         143,417
Manatron, Inc. *                                             190           1,547
Mantech International Corp., Class A *                     8,099         225,638
MapInfo Corp. *                                           13,237         166,919
Merge Technologies, Inc. *                                10,220         255,909
MICROS Systems, Inc. *                                     1,200          57,984
Moldflow Corp. *                                           1,970          27,462
MRO Software, Inc. *                                       5,700          80,028
Ness Technologies, Inc. *                                 13,648         146,989
NetManage, Inc. *                                          7,400          39,590
NetScout Systems, Inc. *                                  18,500         100,825
Nuance Communications, Inc. *                             36,340         277,274
NWH, Inc.                                                    910          12,003
Pacific Internet Ltd. *                                    2,390          13,743
PC-Tel, Inc. *                                            15,973         139,923
PDF Solutions, Inc. *                                        930          15,113
Pegasus Solutions, Inc. *                                  4,060          36,418
Perot Systems Corp., Class A *                            52,079         736,397
Pervasive Software, Inc. *                                 5,817          25,478
Phoenix Technologies Ltd. *                                5,190          32,489
Progress Software Corp. *                                  2,330          66,125
Quest Software, Inc. *                                    26,057         380,172
Radiant Systems, Inc. *                                   15,512         188,626
RealNetworks, Inc. *                                      74,190         575,714
Sabre Holdings Corp., Class A                              4,690         113,076
Scientific Learning Corp. *                                  140             791
Source Interlink Cos., Inc. *                             22,473         249,900
SPSS, Inc. *                                               6,277         194,148
SSA Global Technologies, Inc. *                            6,871         124,983
Stellent, Inc. *                                          11,816         117,333
Sybase, Inc. *                                            35,736         781,189
Sykes Enterprises, Inc. *                                 11,670         156,028
Syniverse Holdings, Inc. *                                 6,500         135,850
Synplicity, Inc. *                                           180           1,494
TechTeam Global, Inc. *                                    5,949          59,728
Tier Technologies, Inc., Class B *                         5,600          41,104
Tripos, Inc. *                                             3,510          10,355
Trizetto Group, Inc. *                                     7,680         130,483
TSR, Inc.                                                  3,200          15,072
Tyler Technologies, Inc. *                                15,600         136,968
Ulticom, Inc. *                                              800           7,848
Witness Systems, Inc. *                                   16,905         332,521
                                                                     -----------
                                                                      14,911,685
TEXTILES & APPAREL  1.4%
--------------------------------------------------------------------------------
Albany International Corp., Class A                        2,500          90,400
Coach, Inc. *                                              7,000         233,380
Culp, Inc. *                                               5,500          26,015
Decorator Industries, Inc.                                    40             322
G-III Apparel Group Ltd. *                                   800          10,808
Hampshire Group Ltd. *                                       800          19,042
Hartmarx Corp. *                                          14,200         110,902
Kenneth Cole Productions, Inc., Class A                    3,850          98,175
McRae Industries, Inc., Class A                              800           8,160
Perry Ellis International, Inc. *                            100           1,900
Phillips-Van Heusen Corp.                                 20,400         660,960
Polo Ralph Lauren Corp.                                    4,900         275,086
Rocky Shoes & Boots, Inc. *                                  300           7,308
Skechers U.S.A., Inc., Class A *                          14,870         227,808
Steven Madden Ltd. *                                       4,347         127,063
Stride Rite Corp.                                         12,660         171,670
The Gymboree Corp. *                                      19,349         452,766
Tommy Hilfiger Corp. *                                    23,050         374,332
Wolverine World Wide, Inc.                                 5,150         115,669
                                                                     -----------
                                                                       3,011,766
WHOLESALE  2.9%
--------------------------------------------------------------------------------
ADDvantage Technologies Group, Inc. *                        600           3,666
Adesa, Inc.                                               58,600       1,431,012
Airgas, Inc.                                               3,300         108,570

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
All American Semiconductor, Inc. *                         2,190           8,651
Applied Industrial Technologies, Inc.                      7,400         249,306
Aristotle Corp. *                                             10              76
Arrow Electronics, Inc. *                                 28,730         920,222
Avnet, Inc. *                                              9,130         218,572
Bell Microproducts, Inc. *                                20,280         155,142
BlueLinx Holdings, Inc.                                    7,170          80,663
Coast Distribution System, Inc.                            1,600          11,920
Delta Apparel, Inc.                                        5,400          83,970
Educational Development Corp.                                200           1,620
Fresh Brands, Inc. *                                       1,038           7,127
Huttig Building Products, Inc. *                           6,400          53,760
IKON Office Solutions, Inc.                                  200           2,082
Interline Brands, Inc. *                                   8,390         190,872
Keystone Automotive Industries, Inc. *                     5,590         175,973
Lazare Kaplan International, Inc. *                        3,810          29,985
Lenox Group, Inc. *                                        4,650          61,566
LKQ Corp. *                                                4,599         159,217
NACCO Industries, Inc., Class A                              500          58,575
Nu Horizons Electronics Corp. *                            1,610          16,261
P & F Industries, Inc. *                                     700           8,400
Pomeroy IT Solutions, Inc. *                               7,500          62,625
Spartan Stores, Inc. *                                    12,070         125,769
TESSCO Technologies, Inc. *                                  830          13,728
Traffix, Inc.                                                565           2,893
W.W. Grainger, Inc.                                       23,600       1,677,960
Watsco, Inc., Class B                                      1,400          84,000
WESCO International, Inc. *                                7,900         337,567
                                                                     -----------
                                                                       6,341,750
TOTAL COMMON STOCK
(COST $168,852,993)                                                  201,119,628

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                             ($)             ($)
SHORT-TERM INVESTMENTS  7.6% OF NET ASSETS

REPURCHASE AGREEMENT  7.6%
--------------------------------------------------------------------------------
CTC dated 12/30/05, due 1/3/06
  at 3.20% with a maturity value
  of $16,547,541 (fully
  collateralized by U.S. Treasury Bond)               16,541,660      16,541,660

TOTAL SHORT-TERM INVESTMENTS
(COST $16,541,660)                                                    16,541,660

END OF INVESTMENTS.

At December 31, 2005 the tax basis cost of the fund's investments was $186,210,487, and the unrealized gains and losses were $34,897,945 and ($3,447,144), respectively.

*   Non-income producing security
(a) All long positions are pledged as collateral for securities sold short.

ADR -- American Depositary Receipt

SHORT SALES  92.0% OF NET ASSETS
                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
AGRICULTURE, FOOD & BEVERAGE  1.7%
--------------------------------------------------------------------------------
Bridgford Foods Corp. *                                    1,600          10,768
Bunge Ltd.                                                23,100       1,307,691
Delta & Pine Land Co.                                        300           6,903
Farmer Brothers Co.                                        2,843          54,984
McCormick & Co., Inc.                                     24,460         756,303
Monterey Gourmet Foods, Inc. *                            14,677          59,148
Smithfield Foods, Inc. *                                  36,300       1,110,780
Tootsie Roll Industries, Inc.                             17,200         497,596
Vector Group Ltd.                                             --               2
                                                                     -----------
                                                                       3,804,175
AIRLINES  0.5%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                  22,270         356,988
JetBlue Airways Corp. *                                   46,200         710,556
                                                                     -----------
                                                                       1,067,544
AUTOS  1.4%
--------------------------------------------------------------------------------
Accuride Corp. *                                           8,100         104,490
Dana Corp.                                                80,270         576,339
Gentex Corp.                                              46,890         914,355
Lear Corp.                                                41,500       1,181,090
Proliance International, Inc. *                           10,400          55,016
Quantum Fuel Systems Technologies Worldwide, Inc. *          900           2,412
Superior Industries International, Inc.                    1,800          40,068
Tenneco Automotive, Inc. *                                12,740         249,831
                                                                     -----------
                                                                       3,123,601
BANKS & CREDIT INSTITUTIONS  5.5%
--------------------------------------------------------------------------------
AmeriCredit Corp. *                                       47,500       1,217,425
Astoria Financial Corp.                                   49,600       1,458,240
BOK Financial Corp.                                       13,100         595,133
Cash Systems, Inc. *                                      10,790          94,628
CharterMac                                                22,400         474,432
Citizens Banking Corp. Michigan                            1,600          44,400

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
E*TRADE Financial Corp. *                                117,200       2,444,792
East West Bancorp, Inc.                                    5,736         209,307
Encore Cap Group, Inc. *                                   3,708          64,334
F.N.B. Corp.                                              13,600         236,096
Hudson City Bancorp, Inc.                                      1               6
International Bancshares Corp.                               746          21,932
Midwest Banc Holdings, Inc.                                7,300         162,425
New York Community Bancorp, Inc.                          71,500       1,181,180
Ocwen Financial Corp. *                                   22,000         191,400
Old National Bancorp.                                     46,200         999,768
Oriental Financial Group                                  12,440         153,759
Park National Corp.                                          900          92,376
QC Holdings, Inc. *                                        5,700          65,721
Texas Regional Bancshares, Inc., Class A                   3,800         107,540
UCBH Holdings, Inc.                                       37,700         674,076
Valley National Bancorp.                                  56,100       1,352,010
Westamerica Bancorp.                                       1,991         105,662
                                                                     -----------
                                                                      11,946,642
BASIC MINERALS & METALS  1.7%
--------------------------------------------------------------------------------
AK Steel Holding Corp. *                                  67,500         536,625
American Superconductor Corp. *                           11,200          88,144
Apex Silver Mines Ltd. *                                  27,200         432,480
Hecla Mining Co. *                                        40,800         165,648
Meridian Gold, Inc. *                                     58,900       1,288,143
OM Group, Inc. *                                          20,200         378,952
Texas Industries, Inc.                                    15,300         762,552
Wolverine Tube, Inc. *                                    12,300          62,238
                                                                     -----------
                                                                       3,714,782
BEER, LIQUOR, & TOBACCO  0.3%
--------------------------------------------------------------------------------
Alliance One International, Inc.                          12,500          48,750
Star Scientific, Inc. *                                    9,500          22,325
Universal Corp.                                           15,500         672,080
                                                                     -----------
                                                                         743,155
BIOTECHNOLOGY  3.3%
--------------------------------------------------------------------------------
ABIOMED, Inc. *                                           12,400         114,576
Alexion Pharmaceuticals, Inc. *                           19,800         400,950
Applera Corp - Celera Genomics Group *                    16,380         179,525
ARIAD Pharmaceuticals, Inc. *                             42,200         246,870
ArQule, Inc. *                                             2,300          14,076
Avigen, Inc. *                                            18,107          54,864
BioCryst Pharmaceuticals, Inc. *                           2,233          37,403
Cell Genesys, Inc. *                                      17,200         101,996
CuraGen Corp. *                                           17,300          53,284
CYTOGEN Corp. *                                            2,393           6,557
Digene Corp. *                                             7,600         221,692
Dyax Corp. *                                              22,556         118,870
Dynavax Technologies Corp. *                              15,400          65,604
Geron Corp. *                                             43,693         376,197
Human Genome Sciences, Inc. *                             87,102         745,593
ICOS Corp. *                                              42,700       1,179,801
Idenix Pharmaceuticals, Inc. *                               100           1,711
InterMune, Inc. *                                         12,074         202,843
Keryx Biopharmaceuticals, Inc. *                          19,200         281,088
Kosan Biosciences, Inc. *                                 16,900          75,036
Lexicon Genetics, Inc. *                                  13,700          50,005
Neurocrine Biosciences, Inc. *                            21,800       1,367,514
Onyx Pharmaceuticals, Inc. *                              18,400         529,184
Seattle Genetics, Inc. *                                  17,000          80,240
Tanox, Inc. *                                              9,805         160,508
Telik, Inc. *                                             35,900         609,941
                                                                     -----------
                                                                       7,275,928
CHEMICALS & RUBBER  1.7%
--------------------------------------------------------------------------------
BioSphere Medical, Inc. *                                  8,900          72,090
Cabot Microelectronics Corp. *                            10,100         296,233
Chemtura Corp.                                               400           5,080
Cooper Tire & Rubber Co.                                  39,400         603,608
Cytec Industries, Inc.                                    20,900         995,467
MacDermid, Inc.                                           12,700         354,330
Minerals Technologies, Inc.                               12,070         674,592
USEC, Inc.                                                52,870         631,797
Wellman, Inc.                                             23,300         157,974
                                                                     -----------
                                                                       3,791,171
COMMUNICATIONS UTILITIES  1.0%
--------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.                  14,200         479,534
Crown Media Holdings, Inc., Class A *                      4,799          44,007
InPhonic, Inc. *                                           6,400          55,616
Level 3 Communications, Inc. *                               466           1,337
Mediacom Communications Corp., Class A *                  23,700         130,113
NTL, Inc. *                                               22,019       1,499,054
                                                                     -----------
                                                                       2,209,661
CONSTRUCTION & HOMEBUILDING  0.3%
--------------------------------------------------------------------------------
Comstock Homebuilding Cos., Class A *                      4,000          56,440
Dycom Industries, Inc. *                                  20,000         440,000
Willbros Group, Inc. *                                    12,550         181,222
                                                                     -----------
                                                                         677,662
CONSTRUCTION MATERIALS  1.0%
--------------------------------------------------------------------------------
Alico, Inc.                                                  300          13,557
Headwaters, Inc. *                                        24,600         871,824
Nanophase Technologies Corp. *                             7,600          42,940
Owens-Illinois, Inc. *                                    56,470       1,188,129
                                                                     -----------
                                                                       2,116,450
CONSUMER DURABLES  0.1%
--------------------------------------------------------------------------------
Fleetwood Enterprises, Inc. *                             21,900         270,465

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
DRUGS & PHARMACEUTICALS  4.5%
--------------------------------------------------------------------------------
Adolor Corp. *                                            23,500         343,100
Alkermes, Inc. *                                          60,025       1,147,678
Amylin Pharmaceuticals, Inc. *                            49,000       1,956,080
Anadys Pharmaceuticals, Inc. *                               150           1,320
Atherogenics, Inc. *                                       9,900         198,099
Bioenvision, Inc. *                                       29,700         193,941
CollaGenex Pharmaceuticals, Inc. *                         1,700          20,519
CV Therapeutics, Inc. *                                   34,300         848,239
Dendreon Corp. *                                          19,600         106,232
DepoMed, Inc. *                                              100             600
Discovery Laboratories, Inc. *                            34,790         232,397
DOV Pharmaceutical, Inc. *                                17,219         252,775
EPIX Pharmaceuticals, Inc. *                               6,800          27,472
GTx, Inc. *                                                5,895          44,566
ImmunoGen, Inc. *                                          6,212          31,868
Indevus Pharmaceuticals, Inc. *                           15,500          83,545
Inspire Pharmaceuticals, Inc. *                           16,700          84,836
Isis Pharmaceuticals, Inc. *                              35,600         186,544
Martek Biosciences Corp. *                                 8,370         205,986
Medicines Co. *                                            8,010         139,774
Medicis Pharmaceutical Corp., Class A                      6,600         211,530
MGI Pharma, Inc. *                                           273           4,685
Myriad Genetics, Inc. *                                   20,800         432,640
Nektar Therapeutics *                                      4,618          76,012
Neose Technologies, Inc. *                                 9,100          17,563
Neurogen Corp. *                                          17,200         113,348
NitroMed, Inc. *                                           5,700          79,515
NPS Pharmacuticals, Inc. *                                25,300         299,552
Orthologic Corp. *                                        11,400          55,860
Pain Therapeutics, Inc. *                                 20,122         136,025
Par Pharmaceutical Cos., Inc. *                           12,200         382,348
Penwest Pharmaceuticals Co. *                             13,735         268,107
Pharmacyclics, Inc. *                                      8,171          29,007
POZEN, Inc. *                                              4,458          42,752
Protein Design Labs, Inc. *                                2,200          62,524
Santarus, Inc. *                                           4,250          23,290
SciClone Pharmaceuticals, Inc. *                          25,500          59,160
Vertex Pharmaceuticals, Inc. *                            38,906       1,076,529
ZymoGenetics, Inc. *                                      16,700         284,067
                                                                     -----------
                                                                       9,760,085
ELECTRIC UTILITIES  1.2%
--------------------------------------------------------------------------------
Allete, Inc.                                              13,700         602,800
DTE Energy Co.                                                30           1,296
Environmental Power Corp. *                                2,300          16,100
OGE Energy Corp.                                           6,000         160,740
Reliant Energy, Inc. *                                   172,380       1,778,961
SCANA Corp.                                                  700          27,566
                                                                     -----------
                                                                       2,587,463
FINANCIAL INVESTMENTS  1.0%
--------------------------------------------------------------------------------
Acacia Research - Acacia Technologies *                    8,300          57,270
Digital Theater Systems, Inc. *                            4,400          65,120
Dolby Laboratories, Inc. *                                 2,200          37,510
Interdigital Communications Corp. *                       20,600         377,392
Marlin Business Services, Inc. *                           3,400          81,226
Marvel Entertainment, Inc. *                              34,700         568,386
NES Rentals Holdings, Inc. *                               8,500         110,500
Rent-A-Center, Inc. *                                     22,057         415,995
United Rentals, Inc. *                                    16,309         381,468
                                                                     -----------
                                                                       2,094,867
FOREST PRODUCTS & PAPER  2.7%
--------------------------------------------------------------------------------
Bowater, Inc.                                             10,200         313,344
Caraustar Industries, Inc. *                              21,015         182,620
Graphic Packaging Corp. *                                 26,600          60,648
Longview Fibre Co.                                        28,010         582,888
Louisiana-Pacific Corp.                                   37,060       1,018,038
Neenah Paper, Inc.                                        10,500         294,000
Pope & Talbot, Inc.                                       12,932         107,724
Sealed Air Corp.                                           4,300         241,531
Smurfit-Stone Container Corp. *                          140,001       1,983,814
Temple-Inland, Inc.                                       25,600       1,148,160
                                                                     -----------
                                                                       5,932,767
FURNITURE & HOUSEHOLD ITEMS  3.1%
--------------------------------------------------------------------------------
Alliance Gaming Corp. *                                   30,700         399,714
Constar International, Inc. *                              4,800          16,800
Global-Tech Appliances, Inc. *                               300           1,128
Hillenbrand Industries, Inc.                              17,000         839,970
Jacuzzi Brands, Inc. *                                    51,670         434,028
K2, Inc. *                                                10,200         103,122
Kinetic Concepts, Inc. *                                  32,400       1,288,224
Mattel, Inc.                                              83,136       1,315,212
Mikohn Gaming Corp. *                                     15,200         150,024
Newell Rubbermaid, Inc.                                    4,100          97,498
Pactiv Corp. *                                            84,100       1,850,200
Research Frontiers, Inc. *                                   400           2,068
Rogers Corp. *                                             7,900         309,522
Virco Manufacturing Corp. *                                5,400          29,700
                                                                     -----------
                                                                       6,837,210
GAS & OTHER PUBLIC UTILITIES  1.4%
--------------------------------------------------------------------------------
Aqua America, Inc.                                        18,134         495,040
El Paso Corp.                                            123,200       1,498,112
Southern Union Co. *                                          11             265
Stericycle, Inc. *                                        18,989       1,118,072
                                                                     -----------
                                                                       3,111,489

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
GOVERNMENT AIRCRAFT & DEFENSE  0.4%
--------------------------------------------------------------------------------
Allied Defense Group, Inc. *                               4,500         102,465
Flir Systems, Inc. *                                      27,200         607,376
Microvision, Inc. *                                        5,200          18,720
Sturm, Ruger & Co., Inc.                                   8,800          61,688
                                                                     -----------
                                                                         790,249
HEALTH CARE & HOSPITAL  1.1%
--------------------------------------------------------------------------------
America Service Group, Inc. *                              5,000          79,300
AMERIGROUP Corp. *                                        35,600         692,776
Apria Healthcare Group, Inc. *                             2,700          65,097
Array Biopharma, Inc. *                                   26,200         183,662
Enzo Biochem, Inc. *                                      18,600         231,012
LCA-Vision, Inc.                                              22           1,045
Odyssey Healthcare, Inc. *                                20,600         383,984
Tenet Healthcare Corp. *                                  81,700         625,822
VistaCare, Inc., Class A *                                 7,500          93,750
                                                                     -----------
                                                                       2,356,448
INFORMATION & SERVICES  3.4%
--------------------------------------------------------------------------------
Arbinet-thexchange, Inc. *                                 2,900          20,329
Clark, Inc.                                                5,540          73,405
Corinthian Colleges, Inc. *                               60,548         713,256
Cross Country Healthcare, Inc. *                              12             213
deCODE genetics, Inc. *                                   37,100         306,446
DeVry, Inc. *                                             40,300         806,000
DiamondCluster International, Inc., Class A *             20,800         165,152
Exact Sciences Corp. *                                     6,200          13,702
Exelixis, Inc. *                                          56,500         532,230
Heidrick & Struggles International, Inc. *                   100           3,205
Intersections, Inc. *                                      2,900          27,086
iPayment, Inc. *                                           8,500         352,920
Iron Mountain, Inc. *                                     23,470         990,903
Jupitermedia Corp. *                                      13,600         201,008
Learning Tree International, Inc. *                          400           5,132
Maxygen, Inc. *                                           20,100         150,951
Netratings, Inc. *                                         9,000         110,970
Nuvelo, Inc. *                                            31,180         252,870
PDI, Inc. *                                               10,200         137,700
PeopleSupport, Inc. *                                     11,100          94,239
Regeneron Pharmaceuticals, Inc. *                         25,500         406,725
Strayer Education, Inc.                                    9,600         899,520
Syntroleum Corp. *                                        11,500         103,845
Tetra Tech, Inc. *                                        22,800         357,276
The Corporate Executive Board Co.                              7             628
Total System Services, Inc.                                1,300          25,727
Universal Technical Institute, Inc. *                      8,800         272,272
Viad Corp.                                                13,600         398,888
                                                                     -----------
                                                                       7,422,598
INSTRUMENTS  4.0%
--------------------------------------------------------------------------------
Abaxis, Inc. *                                                95           1,566
ADE Corp. *                                                2,100          50,526
Adeza Biomedical Corp. *                                      50           1,052
Align Technology, Inc. *                                  41,100         265,917
Applied Biosystems Group - Applera Corp.                  70,800       1,880,448
ATS Medical, Inc. *                                          500           1,375
Beckman Coulter, Inc.                                     33,800       1,923,220
Caliper Life Sciences, Inc. *                              2,000          11,760
Catapult Communications Corp. *                            6,955         102,864
Cepheid, Inc. *                                           29,500         259,010
Conceptus, Inc. *                                         21,000         265,020
Conor Medsystems, Inc. *                                   6,200         119,970
Cubic Corp.                                                4,000          81,670
Cytyc Corp. *                                             26,820         757,129
Daxor Corp. *                                                200           3,455
Dionex Corp. *                                             9,471         464,837
Endologix, Inc. *                                         24,930         172,017
Faro Technologies, Inc. *                                  6,100         122,000
Formfactor, Inc. *                                         3,500          85,505
I-Flow Corp. *                                             7,400         108,188
Illumina, Inc. *                                           1,709          24,097
IntraLase Corp. *                                          3,200          57,056
Luminex Corp. *                                           19,500         226,590
Measurement Specialties, Inc. *                            7,220         175,807
Merit Medical Systems, Inc. *                             14,335         174,027
North American Scientific, Inc. *                          7,060          15,179
OSI Systems, Inc. *                                        8,290         152,453
Possis Medical, Inc. *                                        88             876
RAE Systems, Inc. *                                        9,600          33,696
Regeneration Technologies, Inc. *                         15,730         112,469
SonoSite, Inc. *                                           8,496         297,445
STAAR Surgical Co. *                                       8,486          67,039
ThermoGenesis Corp. *                                     28,700         138,621
TriPath Imaging, Inc. *                                    2,200          13,288
Varian, Inc. *                                             2,070          82,365
Waters Corp. *                                            11,500         434,700
Wright Medical Group, Inc. *                               7,900         161,160
                                                                     -----------
                                                                       8,844,397
INSURANCE  4.3%
--------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                             46,700       1,105,389
ChoicePoint, Inc. *                                       36,100       1,606,811
Citizens, Inc. *                                           4,189          22,829
Corvel Corp. *                                                43             817
Hilb, Rogal & Hobbs Co.                                   16,900         650,819
IPC Holdings Ltd.                                         32,300         884,374
Markel Corp. *                                             1,920         608,736
Molina Healthcare, Inc. *                                  8,200         218,448
PMA Capital Corp., Class A *                              16,626         151,795

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Transatlantic Holdings, Inc.                              17,800       1,196,160
White Mountains Insurance Group Ltd.                       2,100       1,172,955
Willis Group Holdings Ltd.                                50,391       1,861,443
                                                                     -----------
                                                                       9,480,576
IT HARDWARE  5.0%
--------------------------------------------------------------------------------
Adaptec, Inc. *                                              100             582
ADC Telecommunications, Inc. *                            73,500       1,641,990
Altera Corp. *                                             9,500         176,035
ARGON ST, Inc. *                                           6,500         201,370
Atheros Communications, Inc. *                             3,800          49,400
Avaya, Inc. *                                             43,060         459,450
Avici Systems, Inc. *                                      1,680           6,569
Axcelis Technologies, Inc. *                              25,030         119,393
Bookham, Inc. *                                           25,300         144,716
California Micro Devices Corp. *                          13,000          84,630
Cherokee International Corp. *                             2,820          13,000
Cirrus Logic, Inc. *                                      58,523         390,934
Color Kinetics, Inc. *                                     1,600          23,024
Daktronics, Inc.                                           9,210         272,340
ESS Technology, Inc. *                                    12,900          44,247
Integrated Silicon Solutions, Inc. *                      14,400          92,736
Intervoice, Inc. *                                        24,600         195,816
Leadis Technology, Inc. *                                 13,300          68,495
Metalink Ltd. *                                            2,600          12,740
Micrel, Inc. *                                             4,496          52,154
Micro Linear Corp. *                                       4,775           8,595
Microchip Technology, Inc.                                49,200       1,581,780
O2Micro International Ltd. *                              25,010         254,602
Plantronics, Inc.                                          6,920         195,836
PMC - Sierra, Inc. *                                      24,200         186,582
Power Integrations, Inc. *                                11,473         273,172
Radyne Corp. *                                             1,677          24,434
Rambus, Inc. *                                            39,900         645,981
Semtech Corp. *                                           38,000         693,880
Sigmatel, Inc. *                                          24,099         315,697
Silicon Laboratories, Inc. *                              11,478         420,783
Stoneridge, Inc. *                                         2,530          16,748
Synaptics, Inc. *                                         14,000         346,080
Teradyne, Inc. *                                          71,100       1,035,927
Tessera Technologies, Inc. *                              30,493         788,244
Universal Display Corp. *                                  4,800          50,448
Vyyo, Inc. *                                               6,100          29,463
                                                                     -----------
                                                                      10,917,873
LAND & WATER TRANSPORTATION  0.5%
--------------------------------------------------------------------------------
Heartland Express, Inc.                                   16,900         342,901
Quality Distribution, Inc. *                              14,800         117,956
Sea Containers Ltd., Class A                              16,900         211,926
SIRVA, Inc. *                                             13,600         108,800
Teekay Shipping Corp.                                      7,170         286,083
U.S. Xpress Enterprises, Inc. *                            1,300          22,594
                                                                     -----------
                                                                       1,090,260
MAINFRAME & MINICOMPUTERS  0.0%
--------------------------------------------------------------------------------
Omnicell, Inc. *                                           6,700          80,065

METAL PRODUCTS & MACHINERY  3.8%
--------------------------------------------------------------------------------
Ball Corp.                                                10,900         432,948
Bucyrus International, Inc., Class A                      13,600         716,720
Donaldson Co., Inc.                                       43,760       1,391,568
Energizer Holdings, Inc. *                                20,900       1,040,611
Environmental Tectonics Corp. *                            3,100          15,500
Fedders Corp.                                              8,000          13,760
Federal Signal Corp.                                      27,400         411,274
Global Power Equipment Group, Inc. *                      25,700         116,164
Graco, Inc.                                               27,310         996,269
GrafTech International Ltd. *                             50,850         316,287
Lindsay Manufacturing Co.                                    960          18,408
Littelfuse, Inc. *                                        10,886         296,643
NL Industries, Inc.                                        5,100          71,859
Plug Power, Inc. *                                        36,700         188,271
Spectrum Brands, Inc. *                                   24,700         501,657
Ultralife Batteries, Inc. *                               11,100         133,200
Zebra Technologies Corp., Class A *                       38,100       1,632,585
                                                                     -----------
                                                                       8,293,724
MISCELLANEOUS FINANCE  1.8%
--------------------------------------------------------------------------------
CKX, Inc. *                                               16,300         211,900
eSPEED, Inc., Class A *                                   10,300          79,413
First Albany Cos., Inc.                                   12,300          85,485
GAMCO Investors, Inc., Class A                             2,600         113,178
International Securities Exchange, Inc. *                  5,800         159,616
Janus Capital Group, Inc.                                 96,000       1,788,480
Jefferies Group, Inc.                                      1,686          75,836
Knight Capital Group, Inc., Class A *                     34,235         338,584
SEI Investments Co.                                           23             851
Waddell & Reed Financial, Inc., Class A                   47,450         995,027
Westwood Holdings Group, Inc.                              1,700          30,974
                                                                     -----------
                                                                       3,879,344
OIL & COAL RESOURCES  0.6%
--------------------------------------------------------------------------------
Clayton Williams Energy, Inc. *                              300          12,522
FX Energy, Inc. *                                         20,500         163,590
Houston Exploration Co. *                                 19,400       1,024,320
Infinity Energy Resources, Inc. *                          7,700          53,592
                                                                     -----------
                                                                       1,254,024

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
OIL DISTRIBUTION  0.3%
--------------------------------------------------------------------------------
Cheniere Energy, Inc. *                                   17,160         638,695

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  2.3%
--------------------------------------------------------------------------------
Avid Technology, Inc. *                                   23,600       1,292,336
Diebold, Inc.                                              7,670         291,460
Dot Hill Systems Corp. *                                  27,300         189,189
Echelon Corp. *                                           18,265         143,015
Immersion Corp. *                                         18,150         119,608
Interlink Electronics, Inc. *                              9,800          35,182
LaserCard Corp. *                                          3,020          45,270
Mobility Electronics, Inc. *                              20,500         198,030
NCR Corp. *                                               63,890       2,168,427
Network Appliance, Inc. *                                 12,100         326,700
Symbol Technologies, Inc.                                  2,750          35,255
TransAct Technologies, Inc. *                                100             790
X-Rite, Inc.                                              15,918         159,180
                                                                     -----------
                                                                       5,004,442
PUBLISHING, BROADCASTING & CINEMA  2.9%
--------------------------------------------------------------------------------
aQuantive, Inc. *                                             61           1,540
Dow Jones & Co., Inc.                                     11,800         418,782
DreamWorks Animation SKG, Inc., Class A *                 27,200         668,032
Fisher Communications, Inc. *                              2,300          95,289
Journal Communications, Inc., Class A                        100           1,395
Journal Register Co.                                      25,500         381,225
Knight-Ridder, Inc.                                       14,800         936,840
Nexstar Broadcasting Group, Inc., Class A *               17,300          86,673
Pixar, Inc. *                                             18,176         958,239
R.H. Donnelley Corp. *                                    11,905         733,586
Rentrak Corp. *                                              100             899
Salem Communications Corp., Class A *                         54             944
Sinclair Broadcast Group, Inc., Class A                   17,200         158,240
The E.W. Scripps Co., Class A                              6,600         316,932
The New York Times Co., Class A                           58,900       1,557,905
Young Broadcasting, Inc., Class A *                        6,300          16,380
                                                                     -----------
                                                                       6,332,901
REAL ESTATE DEVELOPMENT  0.7%
--------------------------------------------------------------------------------
Forest City Enterprises, Inc., Class A                    36,250       1,374,962
Reading International, Inc., Class A *                     1,800          14,022
Tejon Ranch Co. *                                          4,700         187,624
                                                                     -----------
                                                                       1,576,608
REAL ESTATE INVESTMENT TRUSTS  10.2%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A            48,600       1,840,482
Archstone-Smith Trust                                     49,500       2,073,555
Arden Realty, Inc.                                        35,900       1,609,397
Avalonbay Communities, Inc.                                  240          21,420
Boston Properties, Inc.                                   27,700       2,053,401
BRE Properties, Class A                                   27,600       1,255,248
Centerpoint Properties Trust                              11,530         570,504
Essex Property Trust, Inc.                                15,100       1,392,220
Federal Realty Investment Trust                           17,100       1,037,115
General Growth Properties, Inc.                           46,600       2,189,734
Glimcher Realty Trust                                     21,300         518,016
Health Care Property Investors, Inc.                      31,800         812,808
Health Care Real Estate Investment Trust, Inc.             1,520          51,528
Liberty Property Trust                                       300          12,855
MeriStar Hospitality Corp. *                                 600           5,640
Pan Pacific Retail Properties, Inc.                        9,100         608,699
Plum Creek Timber Co., Inc.                               54,500       1,964,725
Realty Income Corp.                                        7,020         151,773
Saul Centers, Inc.                                         3,500         126,350
Tanger Factory Outlet Centers, Inc.                       16,200         465,588
The Mills Corp.                                           27,100       1,136,574
Town & Country Trust                                       4,900         165,669
United Dominion Realty Trust, Inc.                        72,800       1,706,432
Ventas, Inc.                                               1,910          61,158
Washington Real Estate Investment Trust                   13,145         398,951
                                                                     -----------
                                                                      22,229,842
RESTAURANTS, HOTELS & THEATERS  2.7%
--------------------------------------------------------------------------------
Applebee's International, Inc.                            14,694         331,937
Bally Total Fitness Holding Corp. *                       24,150         151,662
Buca, Inc. *                                              15,800          86,110
Buffalo Wild Wings, Inc. *                                   200           6,642
Century Casinos, Inc. *                                   10,600          91,160
CKE Restaurants, Inc.                                     11,770         159,013
Las Vegas Sands Corp. *                                   31,000       1,223,570
Magna Entertainment Corp., Class A *                      15,200         108,528
Multimedia Games, Inc. *                                   9,500          87,875
Nevada Gold & Casinos, Inc. *                              3,500          36,365
O'Charley's, Inc. *                                       10,500         162,855
P.F. Chang's China Bistro, Inc. *                         15,300         759,339
Ruby Tuesday, Inc.                                        26,400         683,496
Sonic Corp. *                                              3,700         109,150
The Cheesecake Factory, Inc. *                            24,681         922,823
Westwood One, Inc.                                        30,444         496,237
Wynn Resorts Ltd. *                                        7,539         413,514
                                                                     -----------
                                                                       5,830,276

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
RETAIL  4.7%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                    16,900         176,774
Carmax, Inc. *                                            46,100       1,276,048
CDW Corp.                                                    100           5,757
Celebrate Express, Inc. *                                  5,900          79,650
Christopher & Banks Corp.                                  5,600         105,168
Design Within Reach, Inc. *                                5,000          26,500
Dick's Sporting Goods, Inc. *                                500          16,620
Family Dollar Stores, Inc.                                18,600         461,094
HOT Topic, Inc. *                                            300           4,275
Jo-Ann Stores, Inc. *                                     17,610         207,798
Mothers Work, Inc. *                                       4,200          53,676
New York & Co., Inc. *                                     9,700         205,640
Pathmark Stores, Inc. *                                       80             799
Petco Animal Supplies, Inc. *                             16,400         359,980
PETsMART, Inc.                                            73,200       1,878,312
Pier 1 Imports, Inc.                                      44,800         391,104
PriceSmart, Inc. *                                         7,677          64,180
RadioShack Corp.                                          15,000         315,450
Ross Stores, Inc.                                         31,609         913,500
Saks, Inc. *                                             104,100       1,755,126
Tiffany & Co.                                             47,900       1,834,091
ValueVision Media, Inc., Class A *                         6,600          83,160
West Marine, Inc. *                                           30             419
                                                                     -----------
                                                                      10,215,121
SOAPS & COSMETICS  0.4%
--------------------------------------------------------------------------------
Clorox Co.                                                14,500         824,905

SOFTWARE  6.4%
--------------------------------------------------------------------------------
Accelrys, Inc. *                                             400           3,212
Altiris, Inc. *                                            7,500         126,675
Citrix Systems, Inc. *                                     1,500          43,170
Cogent, Inc. *                                            15,500         351,540
CoStar Group, Inc. *                                      10,000         431,700
CSG Systems International, Inc. *                            100           2,232
Digimarc Corp. *                                           3,449          20,349
Digital River, Inc. *                                     21,815         648,778
eResearch Technology, Inc. *                              27,792         419,659
First Consulting Group, Inc. *                             4,900          28,763
Identix, Inc. *                                           52,500         263,025
Innotrac Corp. *                                             500           2,280
Kanbay International, Inc. *                              16,100         255,829
Kronos, Inc. *                                            21,400         895,804
Mercury Interactive Corp. *                               27,800         772,562
MicroStrategy, Inc., Class A *                             9,400         777,756
National Instruments Corp.                                31,097         996,659
NAVTEQ Corp. *                                            41,300       1,811,831
NetIQ Corp. *                                             30,300         372,387
Novell, Inc. *                                           214,870       1,897,302
Open Solutions, Inc. *                                    13,500         309,420
OPNET Technologies, Inc. *                                    50             459
PlanetOut, Inc. *                                          1,800          15,642
Red Hat, Inc. *                                           51,949       1,415,091
Renaissance Learning, Inc.                                   100           1,891
RightNow Technologies, Inc. *                              4,260          78,640
Seachange International, Inc. *                           18,300         144,570
SM&A *                                                     9,200          75,716
Sohu.com, Inc. *                                          17,500         320,950
SupportSoft, Inc. *                                       12,600          53,172
Take-Two Interactive Software, Inc. *                     42,350         749,595
Unisys Corp. *                                            76,800         447,744
Verint Systems, Inc. *                                     6,725         231,811
WebEx Communications, Inc. *                               3,200          69,216
                                                                     -----------
                                                                      14,035,430
TEXTILES & APPAREL  1.2%
--------------------------------------------------------------------------------
Ashworth, Inc. *                                          10,680          90,246
Cintas Corp.                                              41,400       1,704,852
Columbia Sportswear Co. *                                 10,000         477,300
Kellwood Co.                                              14,170         338,380
                                                                     -----------
                                                                       2,610,778
WHOLESALE  2.9%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. *                           38,000       1,588,400
Copart, Inc. *                                            10,000         230,600
GTSI Corp. *                                                 440           3,080
OfficeMax, Inc.                                           38,010         963,934
Owens & Minor, Inc.                                        7,090         195,188
Patterson Cos., Inc. *                                    48,326       1,614,088
ScanSource, Inc. *                                         7,900         431,972
Tech Data Corp. *                                         36,000       1,428,480
                                                                     -----------
                                                                       6,455,742
TOTAL SHORT SALES
(COST $199,299,885)                                                  201,229,415

END OF SHORT SALE POSITIONS.

*  Non-income producing security

ITEM 2. CONTROLS AND PROCEDURES.

(a)Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Acting Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, Daniel Kern, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Laudus Trust
              -------------

By:   /S/ Evelyn Dilsaver
   --------------------------
      Evelyn Dilsaver
      Acting Chief Executive Officer

Date: 02 / 27 /2006
      -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /S/ Evelyn Dilsaver
   --------------------------
      Evelyn Dilsaver
      Acting Chief Executive Officer

Date: 02 / 27 /2006
      -----------------------

By:   /S/ Daniel Kern
   --------------------------
      Daniel Kern
      Principal Financial Officer

Date: 02 / 27 /2006
      -----------------------